UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30,

Date of reporting period:	March 29, 2018

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Semi-Annual Report

March 29, 2018

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	15
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	23
Privacy Notice	35
Trustee and Officer Information	38

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Core Plus Fixed Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2018

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Expense Example (unaudited)

Core Plus Fixed Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 29, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/17	Actual Ending Account Value 3/29/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$997.20	$1,022.94	$1.99	$2.02	0.40%
Core Plus Fixed Income Portfolio Class A	1,000.00	995.60	1,021.19	3.73	3.78	0.75
Core Plus Fixed Income Portfolio Class L	1,000.00	994.20	1,019.95	4.97	5.04	1.00
Core Plus Fixed Income Portfolio Class C	1,000.00	992.20	1,017.45	7.45	7.54	1.50

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.7%)
Agency Adjustable Rate Mortgage (0.1%)
Federal Home Loan Mortgage Corporation, Conventional Pool: 12 Month USD LIBOR + 1.62%, 2.50%, 7/1/45	$166	$167
Agency Fixed Rate Mortgages (18.8%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.00%, 3/1/47	2,611	2,550
3.50%, 1/1/44 - 2/1/45	1,990	2,002
4.00%, 6/1/44 - 10/1/44	917	946
5.41%, 7/1/37 - 8/1/37	22	24
5.44%, 1/1/37 - 6/1/38	77	85
5.46%, 5/1/37 - 1/1/38	92	99
5.48%, 8/1/37 - 10/1/37	50	54
5.50%, 8/1/37 - 4/1/38	87	95
5.52%, 9/1/37 - 1/1/38	28	30
5.62%, 12/1/36 - 12/1/37	88	96
6.00%, 10/1/36 - 8/1/38	150	168
6.50%, 12/1/25 - 8/1/33	137	155
7.00%, 6/1/28 - 11/1/31	50	51
Federal National Mortgage Association,
April TBA:
3.00%, 4/1/33 (a)	2,260	2,257
3.50%, 4/1/48 (a)	17,709	17,747
4.00%, 4/1/48 (a)	6,370	6,537
4.50%, 4/1/48 (a)	2,870	3,006
Conventional Pools:
3.00%, 5/1/30 - 11/1/46	5,336	5,223
3.50%, 8/1/45 - 1/1/48	3,132	3,139
4.00%, 11/1/41 - 8/1/46	5,491	5,670
4.50%, 3/1/41 - 11/1/44	1,950	2,069
5.00%, 3/1/41	285	309
5.50%, 6/1/35 - 1/1/37	77	85
5.62%, 12/1/36	33	35
6.50%, 4/1/24 - 1/1/34	1,085	1,211
7.00%, 11/1/22 - 12/1/33	212	222
9.50%, 4/1/30	132	150
Government National Mortgage Association,
April TBA:
3.50%, 4/20/48 (a)	680	687
Various Pools:
3.50%, 11/20/40 - 7/20/46	2,933	2,966
4.00%, 8/20/41 - 3/20/43	659	689
5.48%, 9/20/37	9	10
6.50%, 5/15/40	715	819
		59,186
Asset-Backed Securities (10.6%)
Accredited Mortgage Loan Trust,
1 Month USD LIBOR + 0.60%, 2.47%, 4/25/34 (b)	1,086	1,051
	Face Amount (000)	Value (000)
American Homes 4 Rent Trust,
6.07%, 10/17/45 (c)	$601	$671
AMSR Trust,
1 Month USD LIBOR + 1.40%, 3.21%, 11/17/33 (b)(c)	1,000	1,005
Bayview Koitere Fund Trust,
3.62%, 3/28/33 (c)	800	800
Bayview Opportunity Master Fund IIIa Trust,
3.35%, 11/28/32 (c)	987	987
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (c)	695	693
ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25	24	16
CVS Pass-Through Trust,
6.04%, 12/10/28	637	689
Finance of America Structured Securities Trust,
6.00%, 11/25/27 (b)(c)	1,380	1,341
GMAT Trust,
4.25%, 9/25/20 (c)	515	519
Invitation Homes Trust,
1 Month USD LIBOR + 4.75%, 6.50%, 8/17/32 (b)(c)	1,100	1,113
Labrador Aviation Finance Ltd.,
5.68%, 1/15/42 (c)	537	531
METAL LLC,
4.58%, 10/15/42 (c)	1,059	1,060
MFA Trust,
3.35%, 11/25/47 (c)	1,156	1,151
Nationstar HECM Loan Trust,
3.97%, 9/25/27 (b)(c)	1,000	1,000
4.70%, 5/25/27 (c)	800	798
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (c)	566	563
4.59%, 2/25/23 (c)	1,155	1,152
Oak Hill Advisors Residential Loan Trust,
3.00%, 7/25/57 (c)	951	946
OnDeck Asset Securitization Trust II LLC,
4.21%, 5/17/20 (c)	450	451
PNMAC GMSR Issuer Trust,
5.87%, 8/25/23 (b)(c)	400	401
Pretium Mortgage Credit Partners I LLC,
3.25%, 8/27/32 - 3/28/57 (c)	2,693	2,682
3.33%, 12/30/32 (b)(c)	1,097	1,098
3.50%, 4/29/32 (c)	928	929
Prosper Marketplace Issuance Trust,
3.36%, 11/15/23 (c)	900	894
4.87%, 6/17/24 (c)	450	450
RCO Mortgage LLC,
3.38%, 8/25/22 (c)	1,101	1,100
S-Jets Ltd.,
7.02%, 8/15/42 (c)	1,391	1,389

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
Tricon American Homes Trust,
5.10%, 1/17/36 (c)	$700	$716
5.15%, 9/17/34 (c)	450	459
5.77%, 11/17/33 (c)	630	657
U.S. Residential Opportunity Fund IV Trust,
3.35%, 11/27/37 (c)	1,038	1,038
Vantage Data Centers Issuer LLC,
4.07%, 2/16/43 (c)	400	404
VOLT LIV LLC,
3.50%, 2/25/47 (c)	210	210
VOLT LIX LLC,
3.25%, 5/25/47 (c)	418	417
VOLT LXIII LLC,
3.00%, 10/25/47 (c)	1,159	1,151
VOLT LXIV LLC,
3.38%, 10/25/47 (c)	1,093	1,092
VOLT NPL X LLC,
4.75%, 10/26/54 (c)	41	41
VOLT XL LLC,
4.38%, 11/27/45 (c)	264	265
VOLT XXV LLC,
3.50%, 6/26/45 (c)	1,212	1,215
		33,145
Collateralized Mortgage Obligations — Agency Collateral Series (1.3%)
Federal Home Loan Mortgage Corporation,
3.95%, 10/25/48 (b)(c)	750	726
1 Month USD LIBOR + 4.35%, 6.02%, 12/25/26 (b)(c)	277	280
1 Month USD LIBOR + 5.05%, 6.72%, 7/25/23 (b)	309	323
1 Month USD LIBOR + 5.25%, 6.92%, 7/25/26 (b)(c)	242	254
IO
0.33%, 11/25/27 (b)	23,957	684
0.44%, 8/25/27 (b)	14,930	529
IO REMIC
6.00% - 1 Month USD LIBOR, 4.22%, 11/15/43 (b)	1,229	162
6.05% - 1 Month USD LIBOR, 4.27%, 4/15/39 (b)	1,016	74
IO STRIPS
7.50%, 12/15/29	33	9
Federal National Mortgage Association,
IO
6.39% - 1 Month USD LIBOR, 4.52%, 9/25/20 (b)	4,044	277
IO PAC REMIC
8.00%, 9/18/27	125	26
IO REMIC
6.00%, 7/25/33	82	15
IO STRIPS
6.50%, 9/25/29 - 12/25/29	482	79
8.00%, 4/25/24	107	14
	Face Amount (000)		Value (000)
8.50%, 10/25/25	$41		$8
9.00%, 11/25/26	38		7
REMIC
7.00%, 9/25/32	241		274
64.60% - 6.33 x 1 Month USD LIBOR, 52.75%, 9/25/20 (d)	—	@	—	@
Government National Mortgage Association,
IO
6.10% - 1 Month USD LIBOR, 4.31%, 7/16/33 (b)	1,318		41
5.00%, 2/16/41	281		66
IO PAC
6.15% - 1 Month USD LIBOR, 4.33%, 10/20/41 (b)	1,788		125
			3,973
Commercial Mortgage-Backed Securities (5.3%)
BAMLL Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 4.00%, 4.57%, 12/15/31 (b)(c)	1,000		986
BBCMS Trust,
4.29%, 9/10/28 (b)(c)	1,037		998
BXP Trust,
4.78%, 11/15/34 (b)(c)	1,150		1,151
CGDB Commercial Mortgage Trust,
1 Month USD LIBOR + 2.50%, 4.28%, 5/15/30 (b)(c)	290		292
Citigroup Commercial Mortgage Trust,
1 Month USD LIBOR + 2.94%, 4.72%, 9/15/27 (b)(c)	650		642
IO
0.89%, 11/10/48 (b)	2,796		126
0.96%, 9/10/58 (b)	9,719		537
COMM Mortgage Trust,
5.09%, 8/10/46 (b)(c)	800		780
IO
0.15%, 7/10/45 (b)	14,202		74
0.94%, 10/10/47 (b)	4,538		154
1.21%, 7/15/47 (b)	4,084		179
Commercial Mortgage Pass-Through Certificates,
4.59%, 2/10/47 (b)(c)	575		548
CSMC Trust,
1 Month USD LIBOR + 4.75%, 6.53%, 4/15/29 (b)(c)	1,000		1,003
GS Mortgage Securities Trust,
4.76%, 8/10/46 (b)(c)	500		482
IO
0.83%, 9/10/47 (b)	5,771		218
1.27%, 10/10/49 (b)	8,120		631
1.35%, 10/10/48 (b)	5,354		400
HMH Trust,
6.29%, 7/5/31 (c)	450		438
InTown Hotel Portfolio Trust,
3.83%, 1/15/33 (b)(c)	579		581

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage-Backed Securities (cont'd)
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.54%, 4/15/46 (b)	$6,956	$171
0.81%, 12/15/49 (b)	4,574	197
1.09%, 7/15/47 (b)	10,311	376
JPMBB Commercial Mortgage Securities Trust,
4.66%, 4/15/47 (b)(c)	775	691
IO
1.06%, 8/15/47 (b)	4,447	223
UBS Commercial Mortgage Trust,
IO
1.08%, 12/15/50 (b)	10,479	794
Wells Fargo Commercial Mortgage Trust,
3.94%, 8/15/50 (c)	310	256
IO
1.03%, 12/15/49 (b)	6,799	359
1.24%, 11/15/50 (b)	12,958	1,166
1.65%, 11/15/49 (b)	6,890	642
WFRBS Commercial Mortgage Trust,
3.50%, 8/15/47 (c)	1,400	1,116
4.15%, 5/15/45 (b)(c)	425	391
		16,602
Corporate Bonds (35.6%)
Finance (15.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.75%, 5/15/19	380	382
Alexandria Real Estate Equities, Inc.,
3.95%, 1/15/27	175	172
American International Group, Inc.,
4.50%, 7/16/44	550	545
4.88%, 6/1/22	375	396
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	375	355
Banco Santander SA,
5.18%, 11/19/25	600	627
Bank of America Corp.,
4.24%, 4/24/38	225	230
6.11%, 1/29/37	250	302
MTN
4.00%, 1/22/25	1,055	1,054
4.25%, 10/22/26	1,088	1,097
Bank of Montreal,
3.80%, 12/15/32	800	759
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	525	532
BNP Paribas SA,
3.80%, 1/10/24 (c)	500	499
5.00%, 1/15/21	175	184
	Face Amount (000)	Value (000)
Boston Properties LP,
3.80%, 2/1/24	$700	$705
BPCE SA,
5.15%, 7/21/24 (c)	1,075	1,123
Brighthouse Financial, Inc.,
3.70%, 6/22/27 (c)	1,175	1,092
Brookfield Finance LLC,
4.00%, 4/1/24	775	782
Capital One Bank USA NA,
3.38%, 2/15/23	1,625	1,585
Cigna Corp.,
3.88%, 10/15/47	500	448
Citigroup, Inc.,
3.89%, 1/10/28	1,500	1,494
6.68%, 9/13/43	120	156
8.13%, 7/15/39	350	532
Citizens Bank NA,
MTN
2.55%, 5/13/21	250	244
Colony NorthStar, Inc.,
5.00%, 4/15/23	375	351
Cooperatieve Rabobank UA,
3.95%, 11/9/22	650	658
Credit Agricole SA,
3.88%, 4/15/24 (c)	500	508
Credit Suisse Group AG,
3.57%, 1/9/23 (c)	250	249
Credit Suisse Group Funding Guernsey Ltd.,
4.55%, 4/17/26	1,150	1,177
Deutsche Bank AG,
2.70%, 7/13/20	625	612
3.95%, 2/27/23 (e)	850	849
Discover Bank,
7.00%, 4/15/20	250	267
Discover Financial Services,
3.95%, 11/6/24	750	743
Extra Space Storage LP,
3.13%, 10/1/35 (c)	250	279
Federal Realty Investment Trust,
3.63%, 8/1/46	250	222
Five Corners Funding Trust,
4.42%, 11/15/23 (c)	500	523
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35	615	602
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	615	772
MTN
4.80%, 7/8/44	350	378
Guardian Life Insurance Co. of America (The),
4.85%, 1/24/77 (c)	475	491
Hartford Financial Services Group, Inc. (The),
5.50%, 3/30/20	295	309

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
HBOS PLC,
Series G
6.75%, 5/21/18 (c)	$813	$817
Healthcare Trust of America Holdings LP,
3.70%, 4/15/23	350	350
HSBC Holdings PLC,
4.25%, 3/14/24	1,900	1,912
HSBC USA, Inc.,
3.50%, 6/23/24	225	224
Humana, Inc.,
3.95%, 3/15/27	350	349
ING Bank N.V.,
5.80%, 9/25/23 (c)	770	833
ING Groep N.V.,
6.00%, 4/16/20 (e)(f)	200	205
Intesa Sanpaolo SpA,
5.25%, 1/12/24	610	644
iStar, Inc.,
5.25%, 9/15/22	300	291
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.38%, 4/1/20 (c)	380	386
JPMorgan Chase & Co.,
3.78%, 2/1/28	1,525	1,518
4.13%, 12/15/26	1,075	1,082
LeasePlan Corp. N.V.,
2.88%, 1/22/19 (c)	475	474
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)	150	156
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)	490	531
MetLife, Inc.,
5.70%, 6/15/35	175	209
Mizuho Financial Group, Inc.,
2.63%, 4/12/21 (c)	600	588
MPT Operating Partnership LP/ MPT Finance Corp.,
5.00%, 10/15/27	300	295
Nationwide Building Society,
3.90%, 7/21/25 (c)	400	405
4.30%, 3/8/29 (c)	600	599
New York Life Global Funding,
1.70%, 9/14/21 (c)	600	571
PNC Bank NA,
3.10%, 10/25/27	975	931
PNC Financial Services Group, Inc. (The),
3.90%, 4/29/24	360	364
Realty Income Corp.,
3.25%, 10/15/22	400	397
3.65%, 1/15/28	650	632
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23	875	865
	Face Amount (000)	Value (000)
Santander UK Group Holdings PLC,
3.57%, 1/10/23	$1,125	$1,114
Skandinaviska Enskilda Banken AB,
2.63%, 11/17/20 (c)	500	494
Spirit Realty Capital, Inc.,
3.75%, 5/15/21 (e)	375	381
Standard Chartered PLC,
3.05%, 1/15/21 (c)	325	322
Swedbank AB,
2.38%, 2/27/19 (c)	525	524
Synchrony Bank,
3.00%, 6/15/22	625	605
TD Ameritrade Holding Corp.,
3.63%, 4/1/25	500	504
Toronto-Dominion Bank (The),
3.63%, 9/15/31	725	696
Travelers Cos., Inc. (The),
3.75%, 5/15/46	275	263
UBS Group Funding Switzerland AG,
2.95%, 9/24/20 (c)	525	521
UnitedHealth Group, Inc.,
2.88%, 3/15/23	1,025	1,009
3.75%, 7/15/25	475	482
WEA Finance LLC/Westfield UK & Europe Finance PLC,
3.25%, 10/5/20 (c)	450	451
Wells Fargo & Co.,
3.00%, 10/23/26	1,950	1,828
5.61%, 1/15/44	250	287
		49,394
Industrials (18.2%)
Abbott Laboratories,
3.75%, 11/30/26	1,025	1,021
Air Liquide Finance SA,
1.75%, 9/27/21 (c)	450	430
Amazon.com, Inc.,
2.80%, 8/22/24 (c)	1,625	1,579
Anadarko Petroleum Corp.,
5.55%, 3/15/26	600	656
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26	475	473
4.90%, 2/1/46	575	623
Apple, Inc.,
2.45%, 8/4/26	400	371
3.85%, 8/4/46	50	49
4.45%, 5/6/44	750	807
AT&T, Inc.,
4.25%, 3/1/27	1,250	1,266
4.50%, 3/9/48	450	420
4.90%, 8/14/37	300	303
5.15%, 2/14/50	400	406
Baidu, Inc.,
2.75%, 6/9/19	650	648

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Becton Dickinson and Co.,
2.89%, 6/6/22	$600	$583
BHP Billiton Finance USA Ltd.,
5.00%, 9/30/43	250	289
Biogen, Inc.,
5.20%, 9/15/45	475	521
Booking Holdings, Inc.,
0.90%, 9/15/21 (e)	275	344
BP Capital Markets PLC,
3.12%, 5/4/26	825	799
3.25%, 5/6/22	625	626
Charter Communications Operating LLC/ Charter Communications Operating Capital,
4.91%, 7/23/25	425	435
6.48%, 10/23/45	450	496
CNH Industrial Capital LLC,
4.38%, 11/6/20	625	640
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	540	520
Coca-Cola Co. (The),
3.20%, 11/1/23	375	377
Comcast Corp.,
4.00%, 8/15/47 (e)	350	331
4.60%, 8/15/45	380	395
ConocoPhillips Co.,
4.95%, 3/15/26 (e)	600	656
Crown Castle International Corp.,
3.80%, 2/15/28	1,000	964
CSC Holdings LLC,
5.50%, 4/15/27 (c)	475	456
CVS Health Corp.,
4.30%, 3/25/28	1,050	1,057
Daimler Finance North America LLC,
2.25%, 7/31/19 (c)	700	694
Darden Restaurants, Inc.,
3.85%, 5/1/27 (e)	450	446
Dell International LLC/EMC Corp.,
6.02%, 6/15/26 (c)	325	351
Delta Air Lines, Inc.,
2.88%, 3/13/20	475	472
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (c)	750	738
Discovery Communications LLC,
3.95%, 3/20/28 (e)	425	408
Dollar General Corp.,
1.88%, 4/15/18	550	550
3.25%, 4/15/23	400	397
Eldorado Gold Corp.,
6.13%, 12/15/20 (c)	305	290
Enable Midstream Partners LP,
3.90%, 5/15/24	425	415
	Face Amount (000)		Value (000)
Express Scripts Holding Co.,
4.50%, 2/25/26 (e)		$500	$510
4.80%, 7/15/46 (e)		325	331
Exxon Mobil Corp.,
4.11%, 3/1/46		775	816
Ford Motor Credit Co., LLC,
3.20%, 1/15/21		400	397
General Motors Co.,
6.60%, 4/1/36		200	230
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38		175	231
Goldcorp, Inc.,
3.70%, 3/15/23		293	292
Halliburton Co.,
5.00%, 11/15/45		500	546
HCA, Inc.,
4.75%, 5/1/23		295	299
Heathrow Funding Ltd.,
4.88%, 7/15/21 (c)		525	555
Home Depot, Inc. (The),
5.88%, 12/16/36		625	805
Illumina, Inc.,
0.00%, 6/15/19		328	364
International Paper Co.,
3.00%, 2/15/27		925	857
J Sainsbury PLC,
Series SBRY
1.25%, 11/21/19	GBP	300	422
Jaguar Land Rover Automotive PLC,
4.50%, 10/1/27 (c)		$700	662
Johnson Controls International PLC,
3.90%, 2/14/26		500	502
Kinder Morgan Energy Partners LP,
3.95%, 9/1/22		1,175	1,185
Kraft Heinz Foods Co.,
4.38%, 6/1/46		675	621
Lockheed Martin Corp.,
3.10%, 1/15/23		725	721
LyondellBasell Industries N.V.,
4.63%, 2/26/55		450	441
McDonald's Corp.,
MTN
4.60%, 5/26/45		400	423
Medtronic, Inc.,
4.63%, 3/15/45		325	357
Microsoft Corp.,
3.13%, 11/3/25		325	320
4.45%, 11/3/45		750	832
MPLX LP,
4.88%, 6/1/25		250	261
5.20%, 3/1/47		350	367
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (c)		825	795

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
NOVA Chemicals Corp.,
5.25%, 8/1/23 (c)	$463	$468
Novartis Capital Corp.,
4.40%, 5/6/44	375	411
Nuance Communications, Inc.,
1.00%, 12/15/35	425	405
Nvent Finance Sarl,
3.95%, 4/15/23 (c)	775	778
Ooredoo International Finance Ltd.,
3.25%, 2/21/23 (c)	450	435
Oracle Corp.,
2.95%, 5/15/25	381	369
PepsiCo, Inc.,
3.60%, 3/1/24	625	640
Philip Morris International, Inc.,
2.50%, 8/22/22	270	261
Phillips 66 Partners LP,
4.68%, 2/15/45	150	147
QUALCOMM, Inc.,
2.10%, 5/20/20	575	569
Rockies Express Pipeline LLC,
6.88%, 4/15/40 (c)	275	319
Shell International Finance BV,
3.25%, 5/11/25	400	397
Siemens Financieringsmaatschappij N.V.,
2.35%, 10/15/26 (c)	800	732
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (c)	200	200
Southern Copper Corp.,
5.25%, 11/8/42	600	629
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC,
3.36%, 3/20/23 (c)	1,257	1,253
Telefonica Emisiones SAU,
4.10%, 3/8/27	850	851
Telenor East Holding II AS,
Series VIP
0.25%, 9/20/19	600	584
Teva Pharmaceutical Finance Netherlands III BV,
2.80%, 7/21/23 (e)	75	64
6.75%, 3/1/28 (c)(e)	425	421
Thermo Fisher Scientific, Inc.,
2.95%, 9/19/26	900	842
Time Warner, Inc.,
3.80%, 2/15/27	400	387
Total Capital International SA,
2.88%, 2/17/22	500	497
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (c)	550	519
Tyson Foods, Inc.,
4.88%, 8/15/34	375	398
	Face Amount (000)	Value (000)
United Airlines Pass-Through Trust,
Series A
4.00%, 10/11/27	$581	$588
United Technologies Corp.,
4.50%, 6/1/42	165	168
Verint Systems, Inc.,
1.50%, 6/1/21	325	318
Verizon Communications, Inc.,
4.13%, 3/16/27	650	660
4.67%, 3/15/55	575	549
Viavi Solutions, Inc.,
0.63%, 8/15/33	375	385
Visa, Inc.,
3.15%, 12/14/25	1,125	1,104
Volkswagen Group of America Finance LLC,
2.40%, 5/22/20 (c)	800	789
Walmart, Inc.,
3.63%, 12/15/47	525	515
Woodside Finance Ltd.,
3.70%, 9/15/26 (c)	675	666
Wyndham Worldwide Corp.,
4.15%, 4/1/24	850	849
Zillow Group, Inc.,
2.00%, 12/1/21	425	516
		57,127
Utilities (1.7%)
Duke Energy Carolinas LLC,
3.75%, 6/1/45	650	631
Duke Energy Corp.,
2.65%, 9/1/26	760	695
Enel Finance International N.V.,
3.63%, 5/25/27 (c)	350	334
Entergy Louisiana LLC,
3.05%, 6/1/31	525	492
ITC Holdings Corp.,
3.35%, 11/15/27 (c)	775	742
Mississippi Power Co.,
3.95%, 3/30/28 (e)	825	832
NRG Energy, Inc.,
6.63%, 1/15/27	300	308
Southern Power Co.,
Series D
1.95%, 12/15/19	550	540
Trans-Allegheny Interstate Line Co.,
3.85%, 6/1/25 (c)	775	781
		5,355
		111,876

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (8.8%)
Adjustable Rate Mortgage Trust,
3.81%, 6/25/35 (b)		$407	$404
Alternative Loan Trust,
1 Month USD LIBOR + 0.18%, 2.05%, 5/25/47 (b)		158	155
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 2.52%, 7/25/46 (b)		241	184
5.86%, 10/25/36		624	382
6.00%, 4/25/36		90	90
Banc of America Funding Trust,
5.25%, 7/25/37		291	289
ChaseFlex Trust,
6.00%, 2/25/37		877	702
Eurosail PLC,
3 Month GBP LIBOR + 0.95%, 1.55%, 6/13/45 (b)	GBP	574	775
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 2.02%, 7/15/47 (b)		254	352
Federal Home Loan Mortgage Corporation,
3.00%, 7/25/46 - 5/25/47		$1,701	1,643
3.50%, 5/25/45 - 5/25/47		2,980	2,944
3.88%, 5/25/45 (b)(c)		178	174
4.00%, 5/25/45		101	102
4.22%, 4/25/30 (b)		1,300	1,318
1 Month USD LIBOR + 3.30%, 5.17%, 10/25/27 (b)		400	446
1 Month USD LIBOR + 3.75%, 5.62%, 9/25/24 (b)		602	696
1 Month USD LIBOR + 4.00%, 5.87%, 8/25/24 (b)		278	303
1 Month USD LIBOR + 5.15%, 7.02%, 10/25/29 (b)		300	339
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.01%, 8/28/39 (b)	EUR	457	503
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 2.00%, 1/19/38 (b)		$569	560
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (b)	EUR	463	503
JP Morgan Mortgage Trust,
3.69%, 6/25/37 (b)		$185	175
6.00%, 6/25/37		178	178
Lehman Mortgage Trust,
5.50%, 11/25/35 - 2/25/36		865	895
6.50%, 9/25/37		977	739
Paragon Mortgages No. 13 PLC,
3 Month GBP LIBOR + 0.40%, 0.92%, 1/15/39 (b)	GBP	300	398
	Face Amount (000)		Value (000)
Paragon Mortgages No. 15 PLC,
3 Month EURIBOR + 0.54%, 0.21%, 12/15/39 (b)	EUR	800	$910
PNMAC GMSR Issuer Trust,
4.72%, 2/25/23 (b)(c)		$300	302
RALI Trust,
5.50%, 12/25/34		652	636
6.00%, 11/25/36		252	226
Seasoned Credit Risk Transfer Trust,
3.00%, 5/25/57		1,690	1,639
3.50%, 6/25/57		1,161	1,159
4.00%, 7/25/56 - 8/25/56 (b)(c)		1,050	996
4.50%, 6/25/57		3,210	3,358
4.75%, 7/25/56 - 6/25/57 (b)(c)		1,008	1,003
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 3.72%, 5/25/47 (b)(c)		1,329	1,140
TDA 27 FTA,
3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (b)	EUR	1,000	1,063
			27,681
Municipal Bonds (0.8%)
Chicago O'Hare International Airport, IL, O'Hare International Airport Revenue
6.40%, 1/1/40		$255	346
City of New York, NY,
Series G-1
5.97%, 3/1/36		270	344
Illinois State Toll Highway Authority, IL, Highway Revenue, Build America Bonds
6.18%, 1/1/34		477	604
Municipal Electric Authority of Georgia, GA,
6.64%, 4/1/57		283	352
6.66%, 4/1/57		319	392
New York City Transitional Finance Authority Future Tax Secured Revenue, NY,
Transitional Finance Authority Future Tax Secured Revenue
5.27%, 5/1/27		320	364
			2,402
Sovereign (11.1%)
Argentine Republic Government International Bond,
7.50%, 4/22/26		1,181	1,263
Australia Government Bond,
2.75%, 11/21/27	AUD	2,400	1,868
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/23	BRL	10,700	3,388
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	1,525	2,108
Indonesia Government International Bond,
3.85%, 7/18/27		$2,025	1,988

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
Indonesia Treasury Bond,
8.25%, 7/15/21	IDR	29,773,000	$2,308
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22	EUR	2,900	3,717
Malaysia Government Bond,
3.96%, 9/15/25	MYR	6,300	1,629
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	27,000	1,505
Mexico Government International Bond,
3.60%, 1/30/25		$704	696
New Zealand Government Bond,
4.50%, 4/15/27	NZD	2,550	2,105
Petroleos Mexicanos,
6.38%, 1/23/45		$839	818
Portugal Obrigacoes do Tesouro OT,
5.65%, 2/15/24 (c)	EUR	1,951	3,084
Russian Federal Bond — OFZ,
7.00%, 8/16/23	RUB	130,000	2,324
South Africa Government Bond,
8.00%, 1/31/30	ZAR	26,100	2,147
Spain Government Bond,
1.40%, 4/30/28 (c)	EUR	590	743
4.40%, 10/31/23 (c)		1,225	1,849
Ukraine Government International Bond,
7.75%, 9/1/26		$1,261	1,294
			34,834
U.S. Agency Security (0.6%)
Federal Home Loan Bank,
0.88%, 10/1/18		2,070	2,058
U.S. Treasury Securities (5.7%)
U.S. Treasury Bond,
3.75%, 11/15/43		2,025	2,314
U.S. Treasury Notes,
0.38%, 1/15/27		3,770	3,676
1.13%, 2/28/21 (e)		8,000	7,716
1.75%, 9/30/19 (e)		4,100	4,071
			17,777
Total Fixed Income Securities (Cost $310,613)			309,701
	Shares
Short-Term Investments (11.1%)
Securities held as Collateral on Loaned Securities (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $3,054)		3,053,625	3,054
	Shares	Value (000)
Investment Company (9.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $30,020)	30,019,816	$30,020
	Face Amount (000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill
1.80%, 8/9/18 (g)(h) (Cost $1,662)	$1,673	1,662
Total Short-Term Investments (Cost $34,736)		34,736
Total Investments (109.8%) (Cost $345,349) Including $17,328 of Securities Loaned (i)(j)		344,437
Liabilities in Excess of Other Assets (–9.8%)		(30,666)
Net Assets (100.0%)		$313,771

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(a)  Security is subject to delayed delivery.

(b)  Floating or Variable rate securities: The rates disclosed are as of March 29, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 29, 2018.

(e)  All or a portion of this security was on loan at March 29, 2018.

(f)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 29, 2018.

(g)  Rate shown is the yield to maturity at March 29, 2018.

(h)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(i)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(j)  At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,438,000 and the aggregate gross unrealized depreciation is approximately $7,670,000, resulting in net unrealized depreciation of approximately $768,000.

@  Value is less than $500.

EURIBOR  Euro Interbank Offered Rate.

IO  Interest Only.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 29, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	CHF	747		$802	4/26/18	$20
Australia and New Zealand Banking Group	PLN	3,217		$942	4/26/18	2
Bank of America NA	AUD	4,194		$3,292	4/26/18	71
Bank of America NA	SEK	53		$7	4/26/18	— @
Bank of America NA		$1,662	NOK	12,991	4/26/18	(3)
Barclays Bank PLC	MYR	2,940		$755	4/26/18	(5)
BNP Paribas SA	BRL	8,080		$2,527	4/26/18	84
BNP Paribas SA		$776	ARS	15,710	4/26/18	(5)
BNP Paribas SA		$157	ZAR	1,839	4/26/18	(2)
BNP Paribas SA	ZAR	6,325		$523	4/26/18	(10)
BNP Paribas SA	ZAR	8,453		$723	4/26/18	11
Citibank NA	MXN	73,889		$3,896	4/26/18	(154)
JPMorgan Chase Bank NA	AUD	2,421		$1,891	4/26/18	31
JPMorgan Chase Bank NA	EUR	10,380		$12,880	4/26/18	88
JPMorgan Chase Bank NA	EUR	1,468		$1,828	4/26/18	19
JPMorgan Chase Bank NA	IDR	21,283,033		$1,582	4/26/18	39
JPMorgan Chase Bank NA	MXN	27,430		$1,465	4/26/18	(38)
JPMorgan Chase Bank NA	NZD	2,915		$2,111	4/26/18	4
JPMorgan Chase Bank NA	PEN	487		$151	4/26/18	— @
JPMorgan Chase Bank NA	RUB	82,391		$1,457	4/26/18	23
JPMorgan Chase Bank NA		$26	EUR	21	4/26/18	(— @)
JPMorgan Chase Bank NA		$19	GBP	13	4/26/18	— @
Royal Bank of Canada	GBP	1,330		$1,848	4/26/18	(19)
Royal Bank of Canada		$138	EUR	110	4/26/18	(2)
Royal Bank of Canada		$3,904	MXN	73,547	4/26/18	128
State Street Bank and Trust Co.	MYR	3,507		$891	4/26/18	(15)
UBS AG	CHF	820		$879	4/26/18	20
UBS AG		$3	JPY	334	4/26/18	— @
UBS AG		$1,751	PLN	5,905	4/26/18	(26)
						$261

Futures Contracts:

The Fund had the following futures contracts open at March 29, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Australian 10 yr. Bond	21	Jun-18	$2,100	$2,091	$36
U.S. Treasury 2 yr. Note	186	Jun-18	37,200	39,545	21
U.S. Treasury 30 yr. Bond	28	Jun-18	2,800	4,105	92
U.S. Treasury 5 yr. Note	138	Jun-18	13,800	15,796	75
U.S. Treasury Ultra Bond	168	Jun-18	16,800	26,959	946
Short:
German Euro OAT	31	Jun-18	(3,100)	(5,897)	(106)
U.S. Treasury 10 yr. Note	115	Jun-18	(11,500)	(13,931)	(159)
U.S. Treasury 10 yr. Ultra Long Bond	44	Jun-18	(4,400)	(5,714)	(68)
					$837

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at March 29, 2018:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Depreciation (000)
Barclays Bank PLC Quest Diagnostics, Inc.	BBB+	Buy	1.00%	Quarterly	3/20/19	$995	$(10)	$19	$(29)
Deutsche Bank AG CMBX.NA.BB.60	NR	Sell	5.00	Monthly	5/11/63	230	(55)	1	(56)
Goldman Sachs International CMBX.NA.BB.60	NR	Sell	5.00	Monthly	5/11/63	286	(68)	(41)	(27)
							$(133)	$(21)	$(112)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 29, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & 3 Month Semi-Annual/ Co., LLC*	LIBOR	Receive	2.26%	Quarterly	12/7/26	$3,656	$130	$—	$130
Morgan Stanley & 3 Month Semi-Annual/ Co., LLC*	LIBOR	Receive	2.48	Quarterly	12/21/26	3,683	67	—	67
Morgan Stanley & 3 Month Semi-Annual/ Co., LLC*	LIBOR	Receive	2.48	Quarterly	5/23/47	3,237	242	—	242
Morgan Stanley & 3 Month Semi-Annual/ Co., LLC*	LIBOR	Receive	2.56	Quarterly	11/9/47	4,500	255	—	255
							$694	$—	$694

@    Value is less than $500.

†    Credit rating as issued by Standard & Poor's.

*    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

NR    Not rated.

LIBOR  London Interbank Offered Rate.

OAT  —  Obligations Assimilables du Trésor (French Treasury Obligation).

ARS  —  Argentine Peso

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CHF  —  Swiss Franc

EUR  —  Euro

GBP  —  British Pound

IDR  —  Indonesian Rupiah

JPY  —  Japanese Yen

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

OAT  —  Obligations Assimilables du Trésor (French Treasury Obligation).

PEN  —  Peruvian Nuevo Sol

PLN  —  Polish Zloty

RUB  —  Russian Ruble

SEK  —  Swedish Krona

USD  —  United States Dollar

ZAR  —  South African Rand

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Portfolio Composition**

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	17.3%
Industrials	16.7
Finance	14.5
Sovereign	10.2
Asset-Backed Securities	9.7
Short-Term Investments	9.3
Other***	9.0
Mortgages — Other	8.1
U.S. Treasury Securities	5.2
Total Investments	100.0	%****

**  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 29, 2018.

***  Industries and/or investment types representing less than 5% of total investments.

****  Does not include open long/short futures contracts with an underlying face amount of approximately $114,038,000 with net unrealized appreciation of approximately $837,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $261,000 and does not include open swap agreements with net unrealized appreciation of approximately $582,000.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	March 29, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $312,275)	$311,363
Investment in Security of Affiliated Issuer, at Value (Cost $33,074)	33,074
Total Investments in Securities, at Value (Cost $345,349)	344,437
Foreign Currency, at Value (Cost $18)	18
Cash	136
Interest and Paydown Receivable	2,031
Receivable for Variation Margin on Futures Contracts	852
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	540
Receivable for Fund Shares Sold	218
Receivable from Affiliate	36
Upfront Payment Paid on Open Swap Agreements	20
Receivable for Investments Sold	13
Receivable from Securities Lending Income	3
Receivable for Variation Margin on Swap Agreements	1
Other Assets	95
Total Assets	348,400
Liabilities:
Payable for Investments Purchased	30,081
Collateral on Securities Loaned, at Value	3,054
Payable for Fund Shares Redeemed	509
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	279
Payable for Trustees' Fees and Expenses	179
Unrealized Depreciation on Swap Agreements	112
Payable for Advisory Fees	66
Payable for Professional Fees	64
Payable for Custodian Fees	42
Payable for Sub Transfer Agency Fees — Class I	36
Payable for Sub Transfer Agency Fees — Class A	5
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Upfront Payment Received on Open Swap Agreements	41
Deferred Capital Gain Country Tax	39
Payable for Administration Fees	21
Payable for Shareholder Services Fees — Class A	11
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	5
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Other Liabilities	79
Total Liabilities	34,629
Net Assets	$313,771
Net Assets Consist Of:
Paid-in-Capital	$515,456
Accumulated Undistributed Net Investment Income	1,906
Accumulated Net Realized Loss	(204,324)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $39 of Deferred Capital Gain Country Tax)	(951)
Futures Contracts	837
Swap Agreements	582
Foreign Currency Forward Exchange Contracts	261
Foreign Currency Translations	4
Net Assets	$313,771

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 29, 2018 (000)
CLASS I:
Net Assets	$258,417
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	23,512,916
Net Asset Value, Offering and Redemption Price Per Share	$10.99
CLASS A:
Net Assets	$48,498
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	4,408,078
Net Asset Value, Redemption Price Per Share	$11.00
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.49
Maximum Offering Price Per Share	$11.49
CLASS L:
Net Assets	$467
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	42,504
Net Asset Value, Offering and Redemption Price Per Share	$10.99
CLASS C:
Net Assets	$6,389
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	584,870
Net Asset Value, Offering and Redemption Price Per Share	$10.92
(1) Including: Securities on Loan, at Value:	$17,328

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended March 29, 2018 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $13 of Foreign Taxes Withheld)	$5,282
Dividends from Security of Affiliated Issuer (Note G)	219
Income from Securities Loaned — Net	24
Total Investment Income	5,525
Expenses:
Advisory Fees (Note B)	611
Sub Transfer Agency Fees — Class I	122
Sub Transfer Agency Fees — Class A	37
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	1
Administration Fees (Note C)	130
Shareholder Services Fees — Class A (Note D)	70
Distribution and Shareholder Services Fees — Class L (Note D)	3
Distribution and Shareholder Services Fees — Class C (Note D)	29
Professional Fees	73
Registration Fees	32
Custodian Fees (Note F)	31
Pricing Fees	31
Shareholder Reporting Fees	23
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Trustees' Fees and Expenses	5
Other Expenses	28
Total Expenses	1,233
Waiver of Advisory Fees (Note B)	(279)
Reimbursement of Class Specific Expenses — Class I (Note B)	(124)
Reimbursement of Class Specific Expenses — Class A (Note B)	(11)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(33)
Net Expenses	785
Net Investment Income	4,740
Realized Loss:
Investments Sold	(869)
Foreign Currency Forward Exchange Contracts	(557)
Foreign Currency Transactions	(4)
Futures Contracts	(1,954)
Swap Agreements	(27)
Net Realized Loss	(3,411)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $29)	(4,594)
Foreign Currency Forward Exchange Contracts	143
Foreign Currency Translations	1
Futures Contracts	1,387
Swap Agreements	767
Net Change in Unrealized Appreciation (Depreciation)	(2,296)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(5,707)
Net Decrease in Net Assets Resulting from Operations	$(967)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 29, 2018R (unaudited) (000)	Year Ended September 30, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,740	$8,063
Net Realized Loss	(3,411)	(466)
Net Change in Unrealized Appreciation (Depreciation)	(2,296)	(368)
Net Increase (Decrease) in Net Assets Resulting from Operations	(967)	7,229
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(3,595)	(6,968)
Class A:
Net Investment Income	(717)	(1,021)
Class L:
Net Investment Income	(12)	(26)
Class C:
Net Investment Income	(47)	(89)
Total Distributions	(4,371)	(8,104)
Capital Share Transactions:(1)
Class I:
Subscribed	56,578	145,610
Distributions Reinvested	3,508	6,832
Redeemed	(63,373)	(79,520)
Class A:
Subscribed	16,289	68,634
Distributions Reinvested	717	1,021
Redeemed	(28,414)	(32,914)
Class L:
Exchanged	99	329
Distributions Reinvested	12	26
Redeemed	(761)	(62)
Class C:
Subscribed	2,290	2,739
Distributions Reinvested	46	87
Redeemed	(742)	(1,463)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(13,751)	111,319
Total Increase (Decrease) in Net Assets	(19,089)	110,444
Net Assets:
Beginning of Period	332,860	222,416
End of Period (Including Accumulated Undistributed Net Investment Income of $1,906 and $1,537)	$313,771	$332,860
(1) Capital Share Transactions:
Class I:
Shares Subscribed	5,126	13,189
Shares Issued on Distributions Reinvested	316	627
Shares Redeemed	(5,746)	(7,289)
Net Increase (Decrease) in Class I Shares Outstanding	(304)	6,527
Class A:
Shares Subscribed	1,470	6,217
Shares Issued on Distributions Reinvested	65	94
Shares Redeemed	(2,572)	(3,009)
Net Increase (Decrease) in Class A Shares Outstanding	(1,037)	3,302
Class L:
Shares Exchanged	9	30
Shares Issued on Distributions Reinvested	1	2
Shares Redeemed	(69)	(5)
Net Increase (Decrease) in Class L Shares Outstanding	(59)	27
Class C:
Shares Subscribed	208	250
Shares Issued on Distributions Reinvested	4	8
Shares Redeemed	(68)	(134)
Net Increase in Class C Shares Outstanding	144	124

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended March 29, 2018R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$11.17		$11.22		$10.18		$10.36		$9.91		$10.48
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.16		0.32		0.34		0.33		0.31		0.32
Net Realized and Unrealized Gain (Loss)	(0.19)		(0.02)		1.11		(0.20)		0.45		(0.36)
Total from Investment Operations	(0.03)		0.30		1.45		0.13		0.76		(0.04)
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.35)		(0.41)		(0.31)		(0.31)		(0.53)
Net Asset Value, End of Period	$10.99		$11.17		$11.22		$10.18		$10.36		$9.91
Total Return(3)	(0.28	)%(10)	2.79	%(4)	14.80	%(5)	1.15%		7.82%		(0.42)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$258,417		$265,958		$193,976		$197,057		$192,868		$187,014
Ratio of Expenses to Average Net Assets(12)	0.40	%(6)(11)	0.40	%(6)	0.43	%(6)(7)	0.51	%(6)(8)	0.61	%(6)	0.71	%(6)(9)
Ratio of Net Investment Income to Average Net Assets(12)	2.99	%(6)(11)	2.94	%(6)	3.31	%(6)(7)	3.24	%(6)(8)	3.02	%(6)	3.14	%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(11)	0.02%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	116	%(10)	350%		262%		348%		296%		226%
(12) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.69	%(11)	0.73%		0.74%		0.73%		0.81%		0.73%
Net Investment Income to Average Net Assets	2.70	%(11)	2.61%		3.00%		3.02%		2.82%		3.12%

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.46% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 2.33%.

(5)  Performance was positively impacted by approximately 7.72% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 7.08%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.42% for Class I shares. Prior to January 4, 2016, the maximum ratio was 0.52% for Class I shares.

(8)  Effective October 6, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.52% for Class I shares. Prior to October 6, 2014, the maximum ratio was 0.62% for Class I shares.

(9)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.62% for Class I shares.

(10)  Not Annualized.

(11)  Annualized.
The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Core Plus Fixed Income Portfolio

	Class A
	Six Months Ended March 29, 2018R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$11.18		$11.23		$10.19		$10.37		$9.93		$10.50
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.28		0.30		0.30		0.27		0.29
Net Realized and Unrealized Gain (Loss)	(0.20)		(0.02)		1.12		(0.21)		0.45		(0.36)
Total from Investment Operations	(0.05)		0.26		1.42		0.09		0.72		(0.07)
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.31)		(0.38)		(0.27)		(0.28)		(0.50)
Net Asset Value, End of Period	$11.00		$11.18		$11.23		$10.19		$10.37		$9.93
Total Return(3)	(0.44	)%(10)	2.43	%(4)	14.31	%(5)	0.90%		7.35%		(0.68)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$48,498		$60,874		$24,071		$3,553		$2,941		$3,152
Ratio of Expenses to Average Net Assets(12)	0.75	%(6)(11)	0.75	%(6)	0.76	%(6)(7)	0.86	%(6)(8)	0.96	%(6)	0.96	%(6)(9)
Ratio of Net Investment Income to Average Net Assets(12)	2.65	%(6)(11)	2.58	%(6)	2.82	%(6)(7)	2.87	%(6)(8)	2.67	%(6)	2.89	%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(11)	0.02%		0.02%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	116	%(10)	350%		262%		348%		296%		226%
(12) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.98	%(11)	1.02%		1.15%		1.07%		1.11%		0.98%
Net Investment Income to Average Net Assets	2.42	%(11)	2.31%		2.43%		2.66%		2.52%		2.87%

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.46% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.97%.

(5)  Performance was positively impacted by approximately 7.76% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 6.55%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.77% for Class A shares. Prior to January 4, 2016, the maximum ratio was 0.87% for Class A shares.

(8)  Effective October 6, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.87% for Class A shares. Prior to October 6, 2014, the maximum ratio was 0.97% for Class A shares.

(9)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.97% for Class A shares.

(10)  Not Annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Core Plus Fixed Income Portfolio

	Class L
	Six Months Ended March 29, 2018R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$11.17		$11.23		$10.18		$10.37		$9.92		$10.49
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.26		0.28		0.27		0.25		0.27
Net Realized and Unrealized Gain (Loss)	(0.19)		(0.03)		1.12		(0.21)		0.45		(0.36)
Total from Investment Operations	(0.06)		0.23		1.40		0.06		0.70		(0.09)
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.29)		(0.35)		(0.25)		(0.25)		(0.48)
Net Asset Value, End of Period	$10.99		$11.17		$11.23		$10.18		$10.37		$9.92
Total Return(3)	(0.58	)%(10)	2.16	%(4)	14.10	%(5)	0.59%		7.19%		(0.95)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$467		$1,138		$841		$333		$108		$88
Ratio of Expenses to Average Net Assets(12)	1.00	%(6)(11)	1.00	%(6)	1.03	%(6)(7)	1.11	%(6)(8)	1.21	%(6)	1.21	%(6)(9)
Ratio of Net Investment Income to Average Net Assets(12)	2.40	%(6)(11)	2.37	%(6)	2.65	%(6)(7)	2.65	%(6)(8)	2.42	%(6)	2.64	%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(11)	0.02%		0.01%		0.02%		0.01%		0.01%
Portfolio Turnover Rate	116	%(10)	350%		262%		348%		296%		226%
(12) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.29	%(11)	1.35%		1.82%		1.76%		3.10%		1.27%
Net Investment Income to Average Net Assets	2.11	%(11)	2.02%		1.86%		2.00%		0.53%		2.58%

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.46% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 1.70%.

(5)  Performance was positively impacted by approximately 7.76% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 6.34%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.02% for Class L shares. Prior to January 4, 2016, the maximum ratio was 1.12% for Class L shares.

(8)  Effective October 6, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.12% for Class L shares. Prior to October 6, 2014, the maximum ratio was 1.22% for Class L shares.

(9)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.22% for Class L shares.

(10)  Not Annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Core Plus Fixed Income Portfolio

	Class C
	Six Months Ended March 29, 2018R		Year Ended September 30,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$11.10		$11.17		$10.16		$10.44
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.10		0.20		0.22		0.10
Net Realized and Unrealized Gain (Loss)	(0.19)		(0.03)		1.12		(0.31)
Total from Investment Operations	(0.09)		0.17		1.34		(0.21)
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.24)		(0.33)		(0.07)
Net Asset Value, End of Period	$10.92		$11.10		$11.17		$10.16
Total Return(4)	(0.78	)%(9)	1.57	%(5)	13.52	%(6)	(2.02	)%(9)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,389		$4,890		$3,528		$49
Ratio of Expenses to Average Net Assets(11)	1.50	%(7)(10)	1.50	%(7)	1.51	%(7)(8)	1.61	%(7)(10)
Ratio of Net Investment Income to Average Net Assets(11)	1.90	%(7)(10)	1.86	%(7)	2.04	%(7)(8)	2.23	%(7)(10)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(10)	0.02%		0.02%		0.01	%(10)
Portfolio Turnover Rate	116	%(9)	350%		262%		348	%(9)
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.69	%(10)	1.74%		2.00%		14.06	%(10)
Net Investment Income (Loss) to Average Net Assets	1.71	%(10)	1.62%		1.55%		(10.22	)%(10)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.46% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 1.11%.

(6)  Performance was positively impacted by approximately 7.75% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 5.77%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(8)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.52% for Class C shares. Prior to January 4, 2016, the maximum ratio was 1.62% for Class C shares.

(9)  Not Annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund", collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers four classes of shares — Class I, Class A, Class L and Class C.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option to purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$167	$—	$167
Agency Fixed Rate Mortgages	—	59,186	—	59,186
Asset-Backed Securities	—	33,145	—	33,145
Collateralized Mortgage Obligations — Agency Collateral Series	—	3,973	—	3,973
Commercial Mortgage- Backed Securities	—	16,602	—	16,602
Corporate Bonds	—	111,876	—	111,876
Mortgages — Other	—	27,681	—	27,681
Municipal Bonds	—	2,402	—	2,402
Sovereign	—	34,834	—	34,834
U.S. Agency Securities	—	2,058	—	2,058

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Fixed Income Securities (cont'd)
U.S. Treasury Securities	$—	$17,777	$—	$17,777
Total Fixed Income Securities	—	309,701	—	309,701
Short-Term Investments
Investment Company	33,074	—	—	33,074
U.S. Treasury Securities	—	1,662	—	1,662
Total Short-Term Investments	33,074	1,662	—	34,736
Foreign Currency Forward Exchange Contracts	—	540	—	540
Futures Contracts	1,170	—	—	1,170
Interest Rate Swap Agreements	—	694	—	694
Total Assets	34,244	312,597	—	346,841
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(279)	—	(279)
Futures Contracts	(333)	—	—	(333)
Credit Default Swap Agreements	—	(112)	—	(112)
Total Liabilities	(333)	(391)	—	(724)
Total	$33,911	$312,206	$—	$346,117

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 29, 2018, the Fund did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 29, 2018:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$540
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	1,170	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	694	(a)
Total			$2,404
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(279)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(333	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(112)
Total			$(724)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

contract for the six months ended March 29, 2018 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(557)
Interest Rate Risk	Futures Contracts	(1,954)
Credit Risk	Swap Agreements	8
Interest Rate Risk	Swap Agreements	(35)
	Total	$(2,538)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$143
Interest Rate Risk	Futures Contracts	1,387
Credit Risk	Swap Agreements	6
Interest Rate Risk	Swap Agreements	761
	Total	$2,297

At March 29, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$540	$(279)
Swap Agreements	—	(112)
Total	$540	$(391)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 29, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$22	$—	$—	$22
Bank of America NA	71	(3)	—	68
BNP Paribas SA	95	(17)	—	78
JPMorgan Chase Bank NA	204	(38)	—	166
Royal Bank of Canada	128	(21)	—	107
UBS AG	20	(20)	—	0
Total	$540	$(99)	$—	$441
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$3	$(3)	$—	$0
Barclays Bank PLC	34	—	—	34
BNP Paribas SA	17	(17)	—	0
Citibank NA	154	—	—	154
Deutsche Bank AG	56	—	—	56
Goldman Sachs International	27	—	—	27
JPMorgan Chase Bank NA	38	(38)	—	0
Royal Bank of Canada	21	(21)	—	0
State Street Bank and Trust Co.	15	—	—	15
UBS AG	26	(20)	—	6
Total	$391	$(99)	$—	$292

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended March 29, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$39,650,000
Futures Contracts:
Average monthly original value	$112,591,000
Swap Agreements:
Average monthly notional amount	$15,837,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 29, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$17,328	(d)	$—	$(17,328	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Fund received cash collateral of approximately $3,054,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $14,641,000 in the form of U.S. Government agency securities and U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 29, 2018:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$3,054	$—	$—	$—	$3,054
Total Borrowings	$3,054	$—	$—	$—	$3,054
Gross amount of recognized liabilities for securities lending transactions					$3,054

6.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

7.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.300%

For the six months ended March 29, 2018, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.19% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed will not exceed 0.42% for Class I shares, 0.77% for Class A shares, 1.02% for Class L shares and 1.52% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 29, 2018, approximately $279,000 of advisory fees were waived and approximately $136,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Trust pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust. Effective January 1, 2018, BFDS changed its name to DST Asset Manager Solutions, Inc.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 29, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $70,012,000 and $39,967,000, respectively. For the six months ended March 29, 2018, purchases and sales of long-term U.S. Government securities were approximately $309,330,000 and $321,820,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 29, 2018, advisory fees paid were reduced by approximately $33,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended March 29, 2018 is as follows:

Affiliated Investment Company	Value September 30, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$66,270	$86,654	$119,850	$219
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 29, 2018 (000)
Liquidity Funds	$—	$—	$33,074

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From: Ordinary Income (000)	2016 Distributions Paid From: Ordinary Income (000)
$8,104	$7,663

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions and paydown adjustments and an expired capital loss carryforward, resulted in the following reclassifications among the components of net assets at September 30, 2017:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(1,068)	$245,871	$(244,803)

At September 30, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,532	$—

At September 30, 2017, the Fund had available for federal income tax purposes unused capital losses which will expire on the indicated dates:

Amount (000)	Expiration
$201,462	September 30, 2018

Capital loss carryforwards of approximately $244,803,000 expired during the year ended September 30, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2017, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $188,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 29, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At March 29, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 54.7%.

33

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

34

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

35

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

36

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

37

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

38

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCPFISAN
2100454 EXP 05.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Semi-Annual Report

March 29, 2018

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	12
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	20
Privacy Notice	30
Trustee and Officer Information	33

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Corporate Bond Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2018

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Expense Example (unaudited)

Corporate Bond Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 29, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/17	Actual Ending Account Value 3/29/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Corporate Bond Portfolio Class I	$1,000.00	$984.90	$1,021.44	$3.46	$3.53	0.70%
Corporate Bond Portfolio Class A	1,000.00	984.10	1,019.90	5.00	5.09	1.01
Corporate Bond Portfolio Class L	1,000.00	982.40	1,018.20	6.67	6.79	1.35
Corporate Bond Portfolio Class C	1,000.00	979.30	1,015.96	8.88	9.05	1.80

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.1%)
Asset-Backed Securities (0.5%)
CVS Pass-Through Trust,
6.04%, 12/10/28	$97	$105
8.35%, 7/10/31 (a)	119	146
		251
Corporate Bonds (97.6%)
Finance (36.4%)
ABN Amro Bank N.V.
4.75%, 7/28/25 (a)	200	205
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 5/15/19	150	151
Air Lease Corp.,
2.50%, 3/1/21	250	245
2.63%, 7/1/22	150	145
3.38%, 6/1/21	75	75
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/27	75	73
American International Group, Inc.
4.50%, 7/16/44	150	149
Assurant, Inc.
4.20%, 9/27/23	125	126
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	100	95
Bank of America Corp.,
MTN
4.00%, 1/22/25	180	180
4.24%, 4/24/38	275	281
MTN
4.25%, 10/22/26	475	479
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	60	61
BNP Paribas SA
3.80%, 1/10/24 (a)	250	250
Boston Properties LP,
3.65%, 2/1/26	100	98
3.80%, 2/1/24	25	25
BPCE SA
5.15%, 7/21/24 (a)	200	209
Brighthouse Financial, Inc.
3.70%, 6/22/27 (a)	200	186
Brixmor Operating Partnership LP
4.13%, 6/15/26	225	221
Brookfield Finance, Inc.
4.25%, 6/2/26	150	151
Capital One Financial Corp.,
3.20%, 2/5/25	275	264
3.30%, 10/30/24	75	72
3.75%, 3/9/27	125	121
	Face Amount (000)	Value (000)
Chubb INA Holdings, Inc.
3.35%, 5/15/24	$125	$125
Cigna Corp.
3.88%, 10/15/47	100	90
Citigroup, Inc.,
3.89%, 1/10/28	425	423
4.45%, 9/29/27	225	228
6.68%, 9/13/43	50	65
8.13%, 7/15/39	100	152
Citizens Bank NA,
MTN
2.55%, 5/13/21	250	244
CNA Financial Corp.
5.75%, 8/15/21	75	81
Commerzbank AG
8.13%, 9/19/23 (a)	200	233
Credit Agricole SA
4.13%, 1/10/27 (a)	250	250
Credit Suisse AG,
MTN
3.63%, 9/9/24	250	249
Credit Suisse Group AG
3.87%, 1/12/29 (a)	250	243
CubeSmart LP
3.13%, 9/1/26	50	47
Deutsche Bank AG,
2.70%, 7/13/20	200	196
3.15%, 1/22/21	150	148
3.95%, 2/27/23 (b)	100	100
Digital Realty Trust LP
3.70%, 8/15/27	150	145
Discover Financial Services
3.95%, 11/6/24	250	248
ERP Operating LP
3.50%, 3/1/28	175	172
Extra Space Storage LP
3.13%, 10/1/35 (a)	100	111
Federal Realty Investment Trust
3.63%, 8/1/46	75	67
Five Corners Funding Trust
4.42%, 11/15/23 (a)	200	209
GE Capital International Funding Co., Unlimited Co.
4.42%, 11/15/35	211	207
Goldman Sachs Group, Inc. (The),
2.91%, 6/5/23	125	122
MTN
4.80%, 7/8/44	225	243
6.25%, 2/1/41	75	95
6.75%, 10/1/37	230	289
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)	100	103
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	275	288

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	$100	$100
High Street Funding Trust I
4.11%, 2/15/28 (a)	200	202
HSBC Holdings PLC
4.38%, 11/23/26	450	449
HSBC USA, Inc.
3.50%, 6/23/24	100	100
Humana, Inc.
4.80%, 3/15/47	100	104
ING Bank N.V.
5.80%, 9/25/23 (a)	100	108
iStar, Inc.
5.25%, 9/15/22	125	121
Jackson National Life Global Funding
2.20%, 1/30/20 (a)	300	297
JPMorgan Chase & Co.,
3.78%, 2/1/28	350	348
4.13%, 12/15/26	650	654
LeasePlan Corp. N.V.
2.88%, 1/22/19 (a)	200	199
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (a)	50	52
Lincoln National Corp.
7.00%, 6/15/40	75	99
Lloyds Banking Group PLC,
3.10%, 7/6/21	200	199
4.38%, 3/22/28	200	202
Macquarie Group Ltd.
4.15%, 3/27/24 (a)	250	251
Massachusetts Mutual Life Insurance Co.
4.50%, 4/15/65 (a)	50	48
Metropolitan Life Global Funding I
2.00%, 4/14/20 (a)	200	196
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	125	123
Nationwide Building Society
4.30%, 3/8/29 (a)	200	200
New York Life Global Funding
2.90%, 1/17/24 (a)	225	222
Northern Trust Corp.
3.38%, 5/8/32	125	120
PNC Bank NA
3.10%, 10/25/27	325	310
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	80	81
Realty Income Corp.,
3.25%, 10/15/22	150	149
3.65%, 1/15/28	75	73
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	200	198
	Face Amount (000)	Value (000)
Santander UK Group Holdings PLC
3.57%, 1/10/23	$200	$198
Santander UK PLC
5.00%, 11/7/23 (a)	200	207
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20 (a)	200	198
Spirit Realty Capital, Inc.
3.75%, 5/15/21 (b)	125	127
Standard Chartered PLC
2.10%, 8/19/19 (a)	225	222
Synchrony Bank
3.00%, 6/15/22	250	242
Synchrony Financial
3.95%, 12/1/27	125	118
TD Ameritrade Holding Corp.,
3.30%, 4/1/27	75	73
3.63%, 4/1/25	100	101
Toronto-Dominion Bank (The)
3.63%, 9/15/31	175	168
Travelers Cos., Inc. (The)
3.75%, 5/15/46	50	48
UBS Group Funding Switzerland AG
3.49%, 5/23/23 (a)	425	420
UnitedHealth Group, Inc.,
2.75%, 2/15/23	55	54
3.75%, 7/15/25	250	253
Wells Fargo & Co.,
3.00%, 10/23/26	725	680
MTN
4.10%, 6/3/26	100	99
Westpac Banking Corp.
2.85%, 5/13/26	150	141
		17,589
Industrials (52.7%)
21st Century Fox America, Inc.
4.75%, 9/15/44	100	108
ABB Treasury Center USA, Inc.
4.00%, 6/15/21 (a)	50	52
Abbott Laboratories,
3.40%, 11/30/23	250	248
4.90%, 11/30/46	100	110
AbbVie, Inc.,
3.20%, 5/14/26	50	48
4.70%, 5/14/45	75	78
Alfa SAB de CV
5.25%, 3/25/24 (a)(b)	200	208
Alibaba Group Holding Ltd.
2.80%, 6/6/23	200	194
Alimentation Couche-Tard, Inc.
3.55%, 7/26/27 (a)	150	144
Allergan Funding SCS
4.75%, 3/15/45 (b)	94	93

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Altria Group, Inc.
5.38%, 1/31/44	$55	$63
Amazon.com, Inc.,
4.25%, 8/22/57 (a)	125	125
4.95%, 12/5/44	50	57
American Airlines Pass-Through Trust
4.00%, 1/15/27	155	156
Amgen, Inc.
4.66%, 6/15/51	134	139
Anadarko Petroleum Corp.
5.55%, 3/15/26	250	273
Andeavor
4.75%, 12/15/23	225	234
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26	275	274
4.90%, 2/1/46	225	244
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 1/12/24 (c)	50	50
Apple, Inc.,
3.35%, 2/9/27	200	198
3.85%, 5/4/43 - 8/4/46	225	221
4.50%, 2/23/36	125	137
APT Pipelines Ltd.
4.20%, 3/23/25 (a)	200	203
Ashtead Capital, Inc.
4.13%, 8/15/25 (a)	200	192
AstraZeneca PLC
6.45%, 9/15/37	125	162
AT&T, Inc.,
4.25%, 3/1/27	300	304
4.50%, 3/9/48	137	128
4.90%, 8/14/37	250	252
5.15%, 2/14/50	250	254
Baidu, Inc.,
2.88%, 7/6/22	200	194
3.25%, 8/6/18	200	200
Becton Dickinson and Co.,
2.89%, 6/6/22	100	97
4.69%, 12/15/44	75	76
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	75	87
Biogen, Inc.
5.20%, 9/15/45	100	110
BMW US Capital LLC
2.70%, 4/6/22 (a)	250	246
Booking Holdings, Inc.
0.90%, 9/15/21 (b)	100	125
BP Capital Markets PLC,
3.02%, 1/16/27	100	95
3.12%, 5/4/26	125	121
Brambles USA, Inc.
4.13%, 10/23/25 (a)	150	152
	Face Amount (000)	Value (000)
British Airways Pass-Through Trust
4.63%, 12/20/25 (a)	$144	$150
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 1/15/21	250	243
Buckeye Partners LP
4.13%, 12/1/27 (b)	175	168
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	75	79
4.55%, 9/1/44	50	54
Carlisle Cos., Inc.
3.50%, 12/1/24	100	98
Caterpillar, Inc.
3.80%, 8/15/42	50	50
Celgene Corp.
4.55%, 2/20/48	75	74
Charter Communications Operating LLC/ Charter Communications Operating Capital,
4.20%, 3/15/28	150	144
4.91%, 7/23/25	75	77
6.48%, 10/23/45	150	165
Cimarex Energy Co.
3.90%, 5/15/27	225	222
Comcast Corp.
3.15%, 2/15/28	575	548
Concho Resources, Inc.
3.75%, 10/1/27	200	196
ConocoPhillips Co.
4.95%, 3/15/26 (b)	200	219
Crown Castle International Corp.,
3.40%, 2/15/21	100	100
3.80%, 2/15/28	100	96
4.45%, 2/15/26	75	76
CSC Holdings LLC
5.50%, 4/15/27 (a)	200	192
CSX Corp.
2.60%, 11/1/26	125	114
Ctrip.com International Ltd.
1.25%, 9/15/22	125	130
CVS Health Corp.,
2.13%, 6/1/21	75	72
4.30%, 3/25/28	225	226
4.78%, 3/25/38	225	229
Darden Restaurants, Inc.
3.85%, 5/1/27 (b)	150	149
Dell International LLC/EMC Corp.
8.10%, 7/15/36 (a)	125	152
Delta Air Lines, Inc.
3.63%, 3/15/22	200	200
Deutsche Telekom International Finance BV
8.75%, 6/15/30	75	106
Discovery Communications LLC
3.95%, 3/20/28 (b)	150	144

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Dollar General Corp.
3.25%, 4/15/23	$175	$174
Eastman Chemical Co.
3.80%, 3/15/25	100	101
eBay, Inc.
2.15%, 6/5/20	125	123
Eldorado Gold Corp.
6.13%, 12/15/20 (a)	105	100
Embraer Netherlands Finance BV
5.40%, 2/1/27	65	69
Enable Midstream Partners LP,
3.90%, 5/15/24	125	122
4.40%, 3/15/27	100	98
Energy Transfer Partners LP
6.50%, 2/1/42	125	135
Enterprise Products Operating LLC
4.45%, 2/15/43	125	125
Express Scripts Holding Co.,
4.50%, 2/25/26 (b)	100	102
4.80%, 7/15/46 (b)	50	51
Exxon Mobil Corp.
4.11%, 3/1/46	100	105
FedEx Corp.
3.20%, 2/1/25	100	98
Finisar Corp.
0.50%, 12/15/36 (b)	125	113
Ford Motor Credit Co., LLC
3.10%, 5/4/23	200	192
General Electric Co.,
4.50%, 3/11/44 (b)	100	99
Series D
5.00%, 1/21/21 (d)	125	124
General Motors Co.,
6.60%, 4/1/36	25	29
6.75%, 4/1/46	25	29
General Motors Financial Co., Inc.,
3.95%, 4/13/24	100	99
4.20%, 3/1/21	150	153
Gilead Sciences, Inc.,
4.50%, 2/1/45	25	26
4.80%, 4/1/44	50	54
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	75	99
Glencore Funding LLC
3.88%, 10/27/27 (a)(b)	125	119
Goldcorp, Inc.
5.45%, 6/9/44	100	112
Halliburton Co.
5.00%, 11/15/45	125	137
Harris Corp.
4.85%, 4/27/35	75	80
	Face Amount (000)	Value (000)
Heathrow Funding Ltd.
4.88%, 7/15/21 (a)	$190	$201
Hewlett Packard Enterprise Co.
2.10%, 10/4/19 (a)	150	148
Home Depot, Inc. (The),
2.13%, 9/15/26	50	45
3.35%, 9/15/25	25	25
5.88%, 12/16/36	159	205
Illumina, Inc.
0.00%, 6/15/19	100	111
International Paper Co.
3.00%, 2/15/27	250	232
Johnson Controls International PLC
3.90%, 2/14/26	75	75
Kinder Morgan Energy Partners LP,
3.95%, 9/1/22	75	76
5.00%, 8/15/42	125	121
Kinder Morgan, Inc.
5.55%, 6/1/45	50	53
Kohl's Corp.
5.55%, 7/17/45	75	73
Kraft Heinz Foods Co.
4.38%, 6/1/46	175	161
Kroger Co. (The)
6.90%, 4/15/38	80	99
Lockheed Martin Corp.
3.55%, 1/15/26	125	124
Lowe's Cos., Inc.
2.50%, 4/15/26	175	162
LyondellBasell Industries N.V.
4.63%, 2/26/55	125	123
Macy's Retail Holdings, Inc.
2.88%, 2/15/23 (b)	150	142
McDonald's Corp.,
MTN
4.60%, 5/26/45	100	106
Medtronic, Inc.
4.63%, 3/15/45	125	137
Microsoft Corp.,
3.13%, 11/3/25	50	49
4.45%, 11/3/45	325	361
Molson Coors Brewing Co.
2.25%, 3/15/20	175	173
MPLX LP,
4.00%, 2/15/25	100	100
4.88%, 6/1/25	25	26
5.20%, 3/1/47	100	105
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (a)	250	241
Nissan Motor Acceptance Corp.
2.55%, 3/8/21 (a)	150	148
Noble Energy, Inc.
5.05%, 11/15/44	50	52

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
NOVA Chemicals Corp.
5.25%, 8/1/23 (a)	$120	$121
Nuance Communications, Inc.
1.00%, 12/15/35	45	43
Nvent Finance Sarl
3.95%, 4/15/23 (a)	250	251
Omnicom Group, Inc.
3.63%, 5/1/22	95	96
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (a)	225	217
Oracle Corp.,
3.80%, 11/15/37	150	149
4.50%, 7/8/44	150	160
Patterson-UTI Energy, Inc.
3.95%, 2/1/28 (a)	100	96
Pfizer, Inc.
3.00%, 12/15/26	100	97
Philip Morris International, Inc.
4.50%, 3/20/42	75	78
Phillips 66
5.88%, 5/1/42	25	30
Phillips 66 Partners LP
4.68%, 2/15/45	25	24
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	75	74
QUALCOMM, Inc.
2.60%, 1/30/23	250	240
Reckitt Benckiser Treasury Services PLC
2.38%, 6/24/22 (a)	350	336
Rockies Express Pipeline LLC
6.88%, 4/15/40 (a)	100	116
Rockwell Collins, Inc.
2.80%, 3/15/22	125	122
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	225	222
Shell International Finance BV
4.38%, 5/11/45	225	240
Sherwin-Williams Co. (The)
2.75%, 6/1/22	250	244
Smithfield Foods, Inc.
2.65%, 10/3/21 (a)	100	96
Southern Copper Corp.
7.50%, 7/27/35	100	130
Sprint Spectrum Co., LLC/ Sprint Spectrum Co., II LLC/ Sprint Spectrum Co., III LLC,
3.36%, 3/20/23 (a)	175	174
4.74%, 3/20/25 (a)	200	201
Starbucks Corp.
3.10%, 3/1/23	250	250
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 1/15/28 (a)	125	126
	Face Amount (000)	Value (000)
Telefonica Emisiones SAU
4.10%, 3/8/27	$150	$150
Telefonica Europe BV
8.25%, 9/15/30	84	114
Telenor East Holding II AS,
Series VIP
0.25%, 9/20/19	200	195
Tencent Holdings Ltd.
3.60%, 1/19/28 (a)	200	193
Teva Pharmaceutical Finance Netherlands III BV,
2.80%, 7/21/23 (b)	50	42
6.75%, 3/1/28 (a)(b)	200	198
Thermo Fisher Scientific, Inc.
2.95%, 9/19/26	175	164
Time Warner, Inc.
3.80%, 2/15/27	225	218
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (a)	75	71
4.13%, 2/2/26 (a)	95	96
Tyco Electronics Group SA
3.13%, 8/15/27	50	48
Tyson Foods, Inc.
4.88%, 8/15/34	75	80
United Airlines Pass-Through Trust,
Class A
4.30%, 2/15/27	186	192
Vale Overseas Ltd.
6.88%, 11/21/36	75	89
Verint Systems, Inc.
1.50%, 6/1/21	125	122
Verizon Communications, Inc.,
4.13%, 3/16/27	250	254
4.27%, 1/15/36	200	192
4.67%, 3/15/55	228	218
Viacom, Inc.
5.85%, 9/1/43	50	54
Viavi Solutions, Inc.
0.63%, 8/15/33	125	128
Visa, Inc.
4.30%, 12/14/45	100	108
Vodafone Group PLC
4.38%, 2/19/43	125	119
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (a)	200	197
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/26	50	47
3.80%, 11/18/24	25	25
Walmart, Inc.
3.63%, 12/15/47	175	172
Wolverine World Wide, Inc.
5.00%, 9/1/26 (a)	125	122
Woodside Finance Ltd.
3.70%, 9/15/26 (a)	150	148

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Wyndham Worldwide Corp.
4.15%, 4/1/24	$150	$150
Zillow Group, Inc.
2.00%, 12/1/21	100	121
		25,427
Utilities (8.5%)
Abu Dhabi National Energy Co., PJSC
4.38%, 6/22/26 (a)	200	200
Alabama Power Co.
3.75%, 3/1/45	125	121
American Electric Power Co., Inc.
3.20%, 11/13/27	200	191
Baltimore Gas & Electric Co.
2.40%, 8/15/26	75	69
Black Hills Corp.
3.15%, 1/15/27	75	71
Boston Gas Co.
4.49%, 2/15/42 (a)	125	135
CenterPoint Energy Houston Electric LLC,
Series AA
3.00%, 2/1/27	225	217
CMS Energy Corp.
6.25%, 2/1/20	200	211
DTE Energy Co.,
1.50%, 10/1/19	100	98
3.80%, 3/15/27	125	124
Duke Energy Carolinas LLC
3.75%, 6/1/45	150	145
Duke Energy Corp.
2.65%, 9/1/26	150	137
Emera US Finance LP
3.55%, 6/15/26	225	215
Enel Finance International N.V.
6.00%, 10/7/39 (a)	100	118
Entergy Arkansas, Inc.
3.50%, 4/1/26	133	133
Entergy Louisiana LLC
3.05%, 6/1/31	75	70
Fortis, Inc.,
Series WI
2.10%, 10/4/21	100	96
ITC Holdings Corp.
3.35%, 11/15/27 (a)	125	120
Mississippi Power Co.
3.95%, 3/30/28	175	176
Nevada Power Co.,
Series N
6.65%, 4/1/36	150	201
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	200	195
	Face Amount (000)	Value (000)
Oncor Electric Delivery Co., LLC
2.95%, 4/1/25	$75	$72
Public Service Electric & Gas Co.,
MTN
2.25%, 9/15/26	150	137
Public Service Enterprise Group, Inc.
1.60%, 11/15/19	75	73
Sempra Energy
6.00%, 10/15/39	125	153
South Carolina Electric & Gas Co.
4.50%, 6/1/64	75	73
Southern Power Co.,
Series D
1.95%, 12/15/19	50	49
Trans-Allegheny Interstate Line Co.
3.85%, 6/1/25 (a)	200	201
TransAlta Corp.
4.50%, 11/15/22	213	216
Xcel Energy, Inc.
3.30%, 6/1/25	75	74
		4,091
		47,107
Total Fixed Income Securities (Cost $47,716)		47,358
	Shares
Short-Term Investments (3.8%)
Securities held as Collateral on Loaned Securities (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $1,222)	1,221,665	1,222
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $241)	240,982	241
	Face Amount (000)
U.S. Treasury Security (0.8%)
U.S. Treasury Bill
1.80%, 8/9/18 (e)(f) (Cost $358)	$360	357
Total Short-Term Investments (Cost $1,821)		1,820
Total Investments (101.9%) (Cost $49,537) Including $2,136 of Securities Loaned (g)(h)		49,178
Liabilities in Excess of Other Assets (–1.9%)		(923)
Net Assets (100.0%)		$48,255

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

(b)  All or a portion of this security was on loan at March 29, 2018.

(c)  When-issued security.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 29, 2018.

(e)  Rate shown is the yield to maturity at March 29, 2018.

(f)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

(g)  Securities are available for collateral in connection with purchase of a when-issued security, open futures contracts and swap agreements.

(h)  At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $779,000 and the aggregate gross unrealized depreciation is approximately $1,018,000, resulting in net unrealized depreciation of approximately $239,000.

MTN  Medium Term Note.

PJSC  Public Joint Stock Company.

Futures Contracts:

The Fund had the following futures contracts open at March 29, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	36	Jun-18	7,200	$7,654	$4
U.S. Treasury 30 yr. Bond	10	Jun-18	1,000	1,466	34
U.S. Treasury Ultra Bond	16	Jun-18	1,600	2,568	94
Short:
U.S. Treasury 10 yr. Note	20	Jun-18	(2,000)	(2,423)	(25)
U.S. Treasury 10 yr. Ultra Long Bond	36	Jun-18	(3,600)	(4,675)	(69)
U.S. Treasury 5 yr. Note	8	Jun-18	(800)	(916)	(4)
					$34

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at March 29, 2018:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Barclays Bank PLC Quest Diagnostics, Inc.	BBB+	Buy	1.00%	Quarterly	3/20/19	$200	$(2)	$4	$(6)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 29, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48%	Semi-Annual/ Quarterly	12/21/26	$680	$12	$—	$12
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.33	Semi-Annual/ Quarterly	11/9/27	1,000	34	—	34
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.56	Semi-Annual/ Quarterly	11/9/47	800	46	—	46
							$92	$—	$92

†    Credit rating as issued by Standard & Poor's.

*  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

LIBOR  London Interbank Offered Rate.
The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	53.0%
Finance	36.7
Utilities	8.5
Short-Term Investments	1.3
Other***	0.5
Total Investments	100.0	%****

**  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 29, 2018.

***  Industries and/or investment types representing less than 5% of total investments.

****  Does not include open long/short futures contracts with an underlying face amount of approximately $19,702,000 with net unrealized appreciation of approximately $34,000. Does not include open swap agreements with net unrealized appreciation of approximately $86,000.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities	March 29, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $48,074)	$47,715
Investment in Security of Affiliated Issuer, at Value (Cost $1,463)	1,463
Total Investments in Securities, at Value (Cost $49,537)	49,178
Cash	9
Interest Receivable	422
Receivable for Fund Shares Sold	145
Due from Adviser	9
Upfront Payment Paid on Open Swap Agreements	4
Receivable from Affiliate	1
Receivable from Securities Lending Income	1
Receivable for Variation Margin on Futures Contracts	—	@
Receivable for Variation Margin on Swap Agreements	—	@
Other Assets	57
Total Assets	49,826
Liabilities:
Collateral on Securities Loaned, at Value	1,222
Payable for Investments Purchased	125
Payable for Professional Fees	57
Payable for Fund Shares Redeemed	33
Payable for Trustees' Fees and Expenses	29
Payable for Sub Transfer Agency Fees — Class I	16
Payable for Sub Transfer Agency Fees — Class A	2
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Custodian Fees	13
Payable for Transfer Agency Fees — Class I	4
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Unrealized Depreciation on Swap Agreements	6
Deferred Capital Gain Country Tax	4
Payable for Administration Fees	3
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	1
Other Liabilities	51
Total Liabilities	1,571
Net Assets	$48,255
Net Assets Consist Of:
Paid-in-Capital	$56,133
Accumulated Undistributed Net Investment Income	446
Accumulated Net Realized Loss	(8,081)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $4 of Deferred Capital Gain Country Tax)	(363)
Futures Contracts	34
Swap Agreements	86
Net Assets	$48,255

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities (cont'd)	March 29, 2018 (000)
CLASS I:
Net Assets	$37,949
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	3,173,334
Net Asset Value, Offering and Redemption Price Per Share	$11.96
CLASS A:
Net Assets	$7,415
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	619,653
Net Asset Value, Redemption Price Per Share	$11.97
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.53
Maximum Offering Price Per Share	$12.50
CLASS L:
Net Assets	$1,693
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	141,663
Net Asset Value, Offering and Redemption Price Per Share	$11.95
CLASS C:
Net Assets	$1,198
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	100,807
Net Asset Value, Offering and Redemption Price Per Share	$11.88
(1) Including: Securities on Loan, at Value:	$2,136

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Corporate Bond Portfolio

Statement of Operations	Six Months Ended March 29, 2018 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$875
Income from Securities Loaned — Net	5
Dividends from Security of Affiliated Issuer (Note G)	4
Total Investment Income	884
Expenses:
Advisory Fees (Note B)	91
Professional Fees	66
Registration Fees	24
Pricing Fees	22
Shareholder Services Fees — Class A (Note D)	10
Distribution and Shareholder Services Fees — Class L (Note D)	4
Distribution and Shareholder Services Fees — Class C (Note D)	6
Sub Transfer Agency Fees — Class I	14
Sub Transfer Agency Fees — Class A	5
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	19
Custodian Fees (Note F)	11
Shareholder Reporting Fees	11
Transfer Agency Fees — Class I (Note E)	5
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Trustees' Fees and Expenses	2
Other Expenses	13
Total Expenses	306
Waiver of Advisory Fees (Note B)	(87)
Reimbursement of Class Specific Expenses — Class I (Note B)	(19)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Waiver of Shareholder Servicing Fees — Class A (Note D)	(4)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	194
Net Investment Income	690
Realized Gain:
Investments Sold	61
Futures Contracts	2
Swap Agreements	2
Net Realized Gain	65
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $4)	(1,649)
Futures Contracts	28
Swap Agreements	109
Net Change in Unrealized Appreciation (Depreciation)	(1,512)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(1,447)
Net Decrease in Net Assets Resulting from Operations	$(757)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Corporate Bond Portfolio

Statements of Changes in Net Assets	Six Months Ended March 29, 2018R (unaudited) (000)	Year Ended September 30, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$690	$1,200
Net Realized Gain	65	738
Net Change in Unrealized Appreciation (Depreciation)	(1,512)	(609)
Net Increase (Decrease) in Net Assets Resulting from Operations	(757)	1,329
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(544)	(987)
Class A:
Net Investment Income	(103)	(198)
Class L:
Net Investment Income	(19)	(46)
Class C:
Net Investment Income	(11)	(6)
Total Distributions	(677)	(1,237)
Capital Share Transactions:(1)
Class I:
Subscribed	6,777	11,336
Distributions Reinvested	543	981
Redeemed	(6,251)	(6,291)
Class A:
Subscribed	1,353	5,810
Distributions Reinvested	103	198
Redeemed	(1,715)	(5,019)
Class L:
Distributions Reinvested	19	46
Redeemed	(25)	(432)
Class C:
Subscribed	320	971
Distributions Reinvested	11	5
Redeemed	(183)	(26)
Net Increase in Net Assets Resulting from Capital Share Transactions	952	7,579
Total Increase (Decrease) in Net Assets	(482)	7,671
Net Assets:
Beginning of Period	48,737	41,066
End of Period (Including Accumulated Undistributed Net Investment Income of $446 and $433)	$48,255	$48,737
(1) Capital Share Transactions:
Class I:
Shares Subscribed	559	941
Shares Issued on Distributions Reinvested	44	82
Shares Redeemed	(514)	(524)
Net Increase in Class I Shares Outstanding	89	499
Class A:
Shares Subscribed	111	483
Shares Issued on Distributions Reinvested	8	16
Shares Redeemed	(141)	(418)
Net Increase (Decrease) in Class A Shares Outstanding	(22)	81
Class L:
Shares Issued on Distributions Reinvested	2	4
Shares Redeemed	(2)	(36)
Net Decrease in Class L Shares Outstanding	(— @@)	(32)
Class C:
Shares Subscribed	26	80
Shares Issued on Distributions Reinvested	1	— @@
Shares Redeemed	(15)	(2)
Net Increase in Class C Shares Outstanding	12	78

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Corporate Bond Portfolio

	Class I
	Six Months Ended March 29, 2018R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$12.32		$12.33		$10.80		$11.12		$10.53		$10.93
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.18		0.34		0.37		0.37		0.38		0.32
Net Realized and Unrealized Gain (Loss)	(0.36)		0.01		1.51		(0.37)		0.53		(0.40)
Total from Investment Operations	(0.18)		0.35		1.88		—		0.91		(0.08)
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.36)		(0.35)		(0.32)		(0.32)		(0.32)
Net Asset Value, End of Period	$11.96		$12.32		$12.33		$10.80		$11.12		$10.53
Total Return(3)	(1.51	)%(9)	2.95	%(4)	17.79	%(5)	(0.04)%		8.79%		(0.77)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$37,949		$37,993		$31,873		$31,427		$36,598		$36,186
Ratio of Expenses to Average Net Assets(11)	0.70	%(6)(10)	0.70	%(6)	0.69	%(6)	0.70	%(6)	0.70	%(6)	1.18	%(6)(7)
Ratio of Net Investment Income to Average Net Assets(11)	2.95	%(6)(10)	2.85	%(6)	3.28	%(6)	3.33	%(6)	3.47	%(6)	2.91	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(8)(10)	0.00	%(8)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	28	%(9)	33%		41%		45%		50%		63%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.16	%(10)	1.26%		1.28%		1.15%		1.13%		1.21%
Net Investment Income to Average Net Assets	2.49	%(10)	2.29%		2.69%		2.88%		3.04%		2.88%

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.85% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 2.10%.

(5)  Performance was positively impacted by approximately 9.01% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 8.78%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.70% for Class I shares.

(8)  Amount is less than 0.005%.

(9)  Not Annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Corporate Bond Portfolio

	Class A
	Six Months Ended March 29, 2018R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$12.32		$12.34		$10.81		$11.12		$10.53		$10.92
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.16		0.30		0.32		0.33		0.34		0.30
Net Realized and Unrealized Gain (Loss)	(0.35)		(0.00	)(3)	1.53		(0.37)		0.53		(0.39)
Total from Investment Operations	(0.19)		0.30		1.85		(0.04)		0.87		(0.09)
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.32)		(0.32)		(0.27)		(0.28)		(0.30)
Net Asset Value, End of Period	$11.97		$12.32		$12.34		$10.81		$11.12		$10.53
Total Return(4)	(1.59	)%(10)	2.54	%(5)	17.41	%(6)	(0.37)%		8.43%		(0.83)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,415		$7,911		$6,916		$544		$405		$1,194
Ratio of Expenses to Average Net Assets(12)	1.01	%(7)(11)	1.05	%(7)	0.99	%(7)	1.05	%(7)	1.05	%(7)	1.34	%(7)(8)
Ratio of Net Investment Income to Average Net Assets(12)	2.64	%(7)(11)	2.50	%(7)	2.78	%(7)	2.98	%(7)	3.12	%(7)	2.76	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(9)(11)	0.00	%(9)	0.01%		0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	28	%(10)	33%		41%		45%		50%		63%
(12) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.47	%(11)	1.62%		1.51%		1.88%		1.60%		1.47%
Net Investment Income to Average Net Assets	2.18	%(11)	1.93%		2.26%		2.15%		2.57%		2.63%

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.85% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.69%.

(6)  Performance was positively impacted by approximately 8.97% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 8.44%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(8)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class A shares.

(9)  Amount is less than 0.005%.

(10)  Not Annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Corporate Bond Portfolio

	Class L
	Six Months Ended March 29, 2018R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$12.30		$12.32		$10.79		$11.11		$10.52		$10.92
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.14		0.26		0.30		0.30		0.31		0.26
Net Realized and Unrealized Gain (Loss)	(0.35)		(0.00	)(3)	1.51		(0.37)		0.54		(0.40)
Total from Investment Operations	(0.21)		0.26		1.81		(0.07)		0.85		(0.14)
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.28)		(0.28)		(0.25)		(0.26)		(0.26)
Net Asset Value, End of Period	$11.95		$12.30		$12.32		$10.79		$11.11		$10.52
Total Return(4)	(1.76	)%(10)	2.20	%(5)	17.06	%(6)	(0.65)%		8.15%		(1.28)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,693		$1,749		$2,151		$2,163		$2,405		$2,649
Ratio of Expenses to Average Net Assets(12)	1.35	%(7)(11)	1.34	%(7)	1.33	%(7)	1.31	%(7)	1.30	%(7)	1.69	%(7)(8)
Ratio of Net Investment Income to Average Net Assets(12)	2.30	%(7)(11)	2.20	%(7)	2.64	%(7)	2.72	%(7)	2.87	%(7)	2.40	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(9)(11)	0.01%		0.01%		0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	28	%(10)	33%		41%		45%		50%		63%
(12) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.71	%(11)	1.80%		1.75%		1.73%		1.66%		1.70%
Net Investment Income to Average Net Assets	1.94	%(11)	1.74%		2.22%		2.30%		2.51%		2.39%

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.84% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 1.36%.

(6)  Performance was positively impacted by approximately 9.05% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 8.01%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(8)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.52% for Class L shares.

(9)  Amount is less than 0.005%.

(10)  Not Annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Corporate Bond Portfolio

	Class C
	Six Months Ended March 29, 2018R		Year Ended September 30,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$12.25		$12.27		$10.77		$11.21
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.11		0.21		0.22		0.10
Net Realized and Unrealized Gain (Loss)	(0.36)		0.00	(4)	1.53		(0.48)
Total from Investment Operations	(0.25)		0.21		1.75		(0.38)
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.23)		(0.25)		(0.06)
Net Asset Value, End of Period	$11.88		$12.25		$12.27		$10.77
Total Return(5)	(2.07	)%(10)	1.81	%(6)	16.47	%(7)	(3.40	)%(10)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,198		$1,084		$126		$10
Ratio of Expenses to Average Net Assets(12)	1.80	%(11)	1.80	%(8)	1.79	%(8)	1.80	%(8)(11)
Ratio of Net Investment Income to Average Net Assets(12)	1.84	%(11)	1.71	%(8)	1.90	%(8)	2.25	%(8)(11)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(9)(11)	0.00	%(9)	0.01%		0.00	%(9)(11)
Portfolio Turnover Rate	28	%(10)	33%		41%		45	%(10)
(12) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.29	%(11)	2.82%		4.45%		38.20	%(11)
Net Investment Income (Loss) to Average Net Assets	1.35	%(11)	0.69%		(0.76)%		(34.15	)%(11)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  Performance was positively impacted by approximately 0.85% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 0.96%.

(7)  Performance was positively impacted by approximately 8.85% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 7.62%.

(8)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(9)  Amount is less than 0.005%.

(10)  Not Annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund", collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Corporate Bond Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers four classes of shares — Class I, Class A, Class L and Class C.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option to purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$251	$—	$251
Corporate Bonds	—	47,107	—	47,107
Total Fixed Income Securities	—	47,358	—	47,358
Short-Term Investments
Investment Company	1,463	—	—	1,463
U.S. Treasury Security	—	357	—	357
Total Short-Term Investments	1,463	357	—	1,820
Futures Contracts	132	—	—	132
Interest Rate Swap Agreements	—	92	—	92
Total Assets	1,595	47,807	—	49,402
Liabilities:
Futures Contracts	(98)	—	—	(98)
Credit Default Swap Agreement	—	(6)	—	(6)
Total Liabilities	(98)	(6)	—	(104)
Total	$1,497	$47,801	$—	$49,298

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 29, 2018, the Fund did not have any investments transfer between investment levels.

3.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 29, 2018:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$132	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	92	(a)
Total			$224
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$(98	)(a)
Swap Agreement	Unrealized Depreciation on Swap Agreements	Credit Risk	(6)
Total			$(104)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 29, 2018 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$2
Credit Risk	Swap Agreement	(1)
Interest Rate Risk	Swap Agreements	3
Total		$4
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$28
Credit Risk	Swap Agreement	1
Interest Rate Risk	Swap Agreements	108
Total		$137

At March 29, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Swap Agreement	$—	$(6)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$6	$—	$—	$6

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 29, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$6	$—	$—	$6

For the six months ended March 29, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly original value	$19,461,000
Swap Agreements:
Average monthly notional amount	$2,380,000

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 29, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$2,136	(d)	$—	$(2,136	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Fund received cash collateral of approximately $1,222,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $951,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 29, 2018:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$1,222	$—	$—	$—	$1,222
Total Borrowings	$1,222	$—	$—	$—	$1,222
Gross amount of recognized liabilities for securities lending transactions					$1,222

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.375% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares, 1.05% for Class A shares, 1.52% for Class L shares and 1.80% for Class C. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 29, 2018, approximately $87,000 of advisory fees were waived and approximately $20,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares. The Distributor has agreed to waive the 12b-1 fees on Class A shares of the Portfolio to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. For the six months ended March 29, 2018, this waiver amounted to approximately $4,000.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Trust pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust. Effective January 1, 2018, BFDS changed its name to DST Asset Manager Solutions, Inc.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 29, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $14,879,000 and $13,250,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended March 29, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 29, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended March 29, 2018 is as follows:

Affiliated Investment Company	Value September 30, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,286	$10,889	$10,712	$4
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 29, 2018 (000)
Liquidity Funds	$—	$—	$1,463

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From: Ordinary Income (000)	2016 Distributions Paid From: Ordinary Income (000)
$1,237	$1,065

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to basis adjustments for swap transactions and an expired capital loss carryforward,

resulted in the following reclassifications among the components of net assets at September 30, 2017:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$(16)	$44,938	$(44,922)

At September 30, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$433	$—

At September 30, 2017, the Fund had available for federal income tax purposes unused capital losses which will expire on the indicated dates:

Amount (000)	Expiration
$8,130	September 30, 2018

Capital loss carryforwards of approximately $44,922,000 expired during the year ended September 30, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2017, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $448,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 29, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At March 29, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 60.6%.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCBSAN
2100450 EXP 05.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Semi-Annual Report

March 29, 2018

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	29
Consolidated Statement of Operations	31
Consolidated Statements of Changes in Net Assets	32
Consolidated Financial Highlights	33
Notes to Consolidated Financial Statements	37
Privacy Notice	50
Trustee and Officer Information	53

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Multi-Asset Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2018

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Consolidated Expense Example (unaudited)

Global Multi-Asset Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 29, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/17	Actual Ending Account Value 3/29/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Multi-Asset Income Portfolio Class I	$1,000.00	$1,020.80	$1,020.24	$4.74	$4.73	0.94%
Global Multi-Asset Income Portfolio Class A	1,000.00	1,020.00	1,018.55	6.45	6.44	1.28
Global Multi-Asset Income Portfolio Class C	1,000.00	1,015.70	1,014.76	10.25	10.25	2.04
Global Multi-Asset Income Portfolio Class IS	1,000.00	1,021.00	1,020.54	4.43	4.43	0.88

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments

Global Multi-Asset Income Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (56.9%)
Agency Fixed Rate Mortgages (3.5%)
United States (3.5%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 2/1/45		$43	$43
Federal National Mortgage Association,
April TBA:
3.00%, 4/1/33 (a)		62	62
3.50%, 4/1/48 (a)		204	204
4.00%, 4/1/48 (a)		140	144
4.50%, 4/1/48 (a)		60	63
Conventional Pools:
4.50%, 10/1/44 - 11/1/44		39	40
			556
Commercial Mortgage-Backed Securities (1.4%)
United States (1.4%)
GS Mortgage Securities Trust,
4.76%, 8/10/46 (b)(c)		70	67
Wells Fargo Commercial Mortgage Trust,
4.10%, 5/15/48 (b)		51	46
WFCG Commercial Mortgage Trust,
1 Month USD LIBOR + 3.14%,
4.92%, 11/15/29 (b)(c)		40	40
WFRBS Commercial Mortgage Trust,
4.15%, 5/15/45 (b)(c)		40	37
5.03%, 9/15/46 (b)(c)		25	24
			214
Corporate Bonds (8.9%)
Australia (0.9%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	50	66
Commonwealth Bank of Australia,
1.75%, 11/7/19 (c)		$25	25
Macquarie Group Ltd.,
4.15%, 3/27/24 (c)		25	25
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		25	25
			141
Belgium (0.2%)
Anheuser-Busch InBev Finance, Inc.,
4.70%, 2/1/36		25	26
Canada (0.2%)
Royal Bank of Canada,
2.75%, 2/1/22		25	25
France (0.3%)
BNP Paribas SA,
5.00%, 1/15/21		50	53
Germany (0.1%)
Deutsche Bank AG,
2.70%, 7/13/20		25	24
	Face Amount (000)		Value (000)
Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		$10	$9
Netherlands (0.4%)
Cooperatieve Rabobank UA,
3.75%, 11/9/20	EUR	50	67
United States (6.7%)
Abbott Laboratories,
3.40%, 11/30/23		$25	25
Air Lease Corp.,
2.13%, 1/15/20		25	25
Amazon.com, Inc.,
2.80%, 8/22/24 (c)		25	24
American Express Credit Corp.,
1.88%, 5/3/19		10	10
Apple, Inc.,
2.50%, 2/9/22		50	49
AT&T, Inc.,
4.25%, 3/1/27		75	76
Bank of America Corp.,
MTN
4.25%, 10/22/26		25	25
Boston Properties LP,
3.85%, 2/1/23		50	51
Charter Communications Operating LLC/ Charter Communications Operating Capital,
4.91%, 7/23/25		25	26
Citigroup, Inc.,
5.50%, 9/13/25		50	54
CVS Health Corp.,
3.70%, 3/9/23		25	25
Discovery Communications LLC,
2.95%, 3/20/23		25	24
General Motors Financial Co., Inc.,
4.30%, 7/13/25		5	5
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37		50	63
HSBC USA, Inc.,
3.50%, 6/23/24		100	100
JPMorgan Chase & Co.,
3.78%, 2/1/28		25	25
McDonald's Corp.,
MTN
3.38%, 5/26/25		50	49
Merck & Co., Inc.,
2.80%, 5/18/23		50	49
Microsoft Corp.,
1.55%, 8/8/21		25	24
MPLX LP,
4.00%, 2/15/25		50	50
NBC Universal Media LLC,
4.38%, 4/1/21		50	52

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
Omnicom Group, Inc.,
3.63%, 5/1/22		$50	$50
PepsiCo, Inc.,
1.70%, 10/6/21		25	24
UnitedHealth Group, Inc.,
2.88%, 3/15/23		25	25
Verizon Communications, Inc.,
4.13%, 3/16/27		25	25
Visa, Inc.,
3.15%, 12/14/25		25	25
Walmart, Inc.,
2.55%, 4/11/23		25	24
Wells Fargo & Co.,
3.00%, 10/23/26		50	47
			1,051
			1,396
Sovereign (32.1%)
Australia (1.0%)
Australia Government Bond,
2.75%, 11/21/27	AUD	120	93
3.00%, 3/21/47		3	2
3.25%, 4/21/25		80	65
			160
Austria (0.6%)
Republic of Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	70	91
Belgium (1.5%)
Kingdom of Belgium Government Bond,
0.80%, 6/22/25 (c)		185	235
Brazil (3.9%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21	BRL	1,906	607
Canada (1.4%)
Canadian Government Bond,
0.50%, 3/1/22	CAD	95	70
1.50%, 6/1/26		210	156
2.75%, 12/1/48		2	1
			227
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	100	16
France (1.0%)
French Republic Government Bond OAT,
0.50%, 5/25/25	EUR	75	94
1.00%, 5/25/27		19	24
2.00%, 5/25/48 (c)		3	4
3.25%, 5/25/45		25	43
			165
Germany (4.0%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/26		50	60
	Face Amount (000)		Value (000)
1.00%, 8/15/25		$60	$78
1.25%, 8/15/48		4	5
1.50%, 9/4/22		70	93
2.50%, 1/4/21		200	267
4.25%, 7/4/39		45	90
4.75%, 7/4/34		15	30
			623
Greece (0.6%)
Hellenic Republic Government Bond,
3.75%, 1/30/28		78	92
Hungary (0.1%)
Hungary Government International Bond,
5.75%, 11/22/23		$20	22
Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	15	25
Italy (2.2%)
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22		100	128
2.20%, 6/1/27		60	77
2.35%, 9/15/24 (c)		82	117
5.00%, 9/1/40		14	24
			346
Japan (7.2%)
Japan Government Ten Year Bond,
0.10%, 6/20/26	JPY	5,000	47
0.50%, 9/20/24		45,000	439
1.10%, 6/20/21		24,600	240
Japan Government Thirty Year Bond,
0.30%, 6/20/46		5,600	47
0.80%, 9/20/47		800	8
1.70%, 6/20/33		14,300	163
2.00%, 9/20/40		15,000	183
			1,127
Malaysia (0.1%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	80	21
Mexico (0.9%)
Mexican Bonos,
Series M
5.75%, 3/5/26	MXN	800	40
6.50%, 6/10/21		1,200	65
Petroleos Mexicanos,
4.88%, 1/18/24		$20	20
6.38%, 1/23/45		10	10
			135
Netherlands (0.5%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	70	86
New Zealand (0.3%)
New Zealand Government Bond,
3.00%, 4/20/29	NZD	60	44

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Face Amount (000)		Value (000)
Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (c)	NOK	100	$13
Poland (0.1%)
Republic of Poland Government Bond,
4.00%, 10/25/23	PLN	40	12
Portugal (2.0%)
Portugal Obrigacoes do Tesouro OT,
2.13%, 10/17/28 (c)	EUR	16	21
2.88%, 7/21/26 (c)		87	120
4.13%, 4/14/27 (c)		93	141
5.65%, 2/15/24 (c)		17	27
			309
Russia (0.5%)
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	4,200	75
Spain (1.6%)
Spain Government Bond,
0.40%, 4/30/22	EUR	110	138
1.40%, 4/30/28 (c)		33	42
1.95%, 7/30/30 (c)		10	13
4.40%, 10/31/23 (c)		20	30
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)		25	35
			258
Sweden (0.1%)
Sweden Government Bond,
1.00%, 11/12/26	SEK	70	9
United Kingdom (2.2%)
United Kingdom Gilt,
1.25%, 7/22/27	GBP	71	99
1.50%, 1/22/21 - 7/22/47		33	47
3.50%, 1/22/45		60	116
4.25%, 6/7/32 - 9/7/39		44	86
			348
			5,046
U.S. Treasury Securities (11.0%)
United States (11.0%)
U.S. Treasury Bonds,
2.50%, 2/15/45		$344	314
2.75%, 11/15/47		28	27
3.50%, 2/15/39		100	110
U.S. Treasury Notes,
0.38%, 1/15/27		36	35
0.50%, 1/15/28		776	762
1.38%, 1/31/21		130	127
1.75%, 4/30/22		80	78
2.13%, 5/15/25		100	96
2.25%, 2/15/27		180	173
			1,722
Total Fixed Income Securities (Cost $8,571)			8,934
	Shares	Value (000)
Common Stocks (25.4%)
Australia (1.2%)
AGL Energy Ltd.	70	$1
Alumina Ltd.	246	—	@
Amcor Ltd.	118	1
AMP Ltd.	295	1
APA Group	1,260	8
Aristocrat Leisure Ltd.	55	1
ASX Ltd.	19	1
Aurizon Holdings Ltd.	207	1
AusNet Services	1,918	3
Australia & New Zealand Banking Group Ltd.	313	7
Bank of Queensland Ltd.	40	—	@
Bendigo & Adelaide Bank Ltd.	49	—	@
BHP Billiton Ltd.	315	7
Boral Ltd.	118	1
Brambles Ltd.	161	1
BWP Trust REIT	325	1
Caltex Australia Ltd.	27	1
Challenger Ltd.	57	1
Charter Hall Retail REIT	226	1
CIMIC Group Ltd.	10	—	@
Coca-Cola Amatil Ltd.	57	—	@
Cochlear Ltd.	6	1
Commonwealth Bank of Australia	176	10
Computershare Ltd.	47	1
Cromwell Property Group REIT	990	1
Crown Resorts Ltd.	36	—	@
CSL Ltd.	45	5
Dexus REIT	746	5
Domino's Pizza Enterprises Ltd.	7	—	@
Flight Centre Travel Group Ltd.	6	—	@
Fortescue Metals Group Ltd.	152	1
Goodman Group REIT	1,373	9
GPT Group (The) REIT	1,383	5
Harvey Norman Holdings Ltd.	55	—	@
Healthscope Ltd.	169	—	@
Incitec Pivot Ltd.	169	—	@
Insurance Australia Group Ltd.	244	1
Investa Office Fund REIT	378	1
James Hardie Industries PLC CDI	45	1
Lend Lease Group REIT	55	1
Macquarie Atlas Roads Group	462	2
Macquarie Group Ltd.	31	2
Medibank Pvt Ltd.	277	1
Mirvac Group REIT	2,850	5
National Australia Bank Ltd.	286	6
Newcrest Mining Ltd.	75	1
Oil Search Ltd.	136	1
Orica Ltd.	38	1
Origin Energy Ltd. (d)	176	1
Qantas Airways Ltd.	49	—	@
QBE Insurance Group Ltd.	144	1

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
Australia (cont'd)
Ramsay Health Care Ltd.	14	$1
REA Group Ltd.	6	—	@
Rio Tinto Ltd.	41	2
Santos Ltd. (d)	181	1
Scentre Group REIT	3,957	12
Seek Ltd.	33	—	@
Shopping Centres Australasia Property Group REIT	763	1
Sonic Healthcare Ltd.	40	1
South32 Ltd.	523	1
Spark Infrastructure Group	1,725	3
Stockland REIT	1,937	6
Suncorp Group Ltd.	129	1
Sydney Airport	1,250	6
Tabcorp Holdings Ltd.	199	1
Telstra Corp., Ltd.	427	1
TPG Telecom Ltd.	34	—	@
Transurban Group	2,263	20
Treasury Wine Estates Ltd.	74	1
Vicinity Centres REIT	2,538	5
Vocus Group Ltd.	53	—	@
Wesfarmers Ltd.	113	4
Westfield Corp. REIT	1,503	10
Westpac Banking Corp.	346	8
Woodside Petroleum Ltd.	76	2
Woolworths Group Ltd.	130	3
		190
Austria (0.1%)
BUWOG AG (d)	62	2
CA Immobilien Anlagen AG	48	2
Erste Group Bank AG	68	3
Raiffeisen Bank International AG (d)	28	1
		8
Belgium (0.2%)
Aedifica SA REIT	9	1
Anheuser-Busch InBev SA N.V.	122	14
Befimmo SA REIT	13	1
Cofinimmo SA REIT	14	2
Elia System Operator SA	30	2
Intervest Offices & Warehouses N.V. REIT	10	—	@
KBC Group N.V.	126	11
Leasinvest Real Estate SCA REIT	1	—	@
Warehouses De Pauw CVA REIT	11	1
Wereldhave Belgium N.V. REIT	1	—	@
		32
Brazil (0.0%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	300	3
Canada (1.8%)
Alimentation Couche-Tard, Inc., Class B	92	4
ARC Resources Ltd.	92	1
	Shares	Value (000)
Artis Real Estate Investment Trust REIT	100	$1
Bank of Montreal	92	7
Bank of Nova Scotia (The)	184	11
Barrick Gold Corp.	92	1
Blackberry Ltd. (d)	92	1
Brookfield Asset Management, Inc., Class A	92	4
Brookfield Business Partners LP	2	—	@
Cameco Corp.	92	1
Canadian Apartment Properties REIT	100	3
Canadian Imperial Bank of Commerce	92	8
Canadian National Railway Co.	92	7
Canadian Natural Resources Ltd.	184	6
Cenovus Energy, Inc.	92	1
Chartwell Retirement Residences REIT (Units) (e)	100	1
Cominar Real Estate Investment Trust REIT	100	1
Dream Global Real Estate Investment Trust REIT	100	1
Dream Office Real Estate Investment Trust REIT	100	2
Enbridge Income Fund Holdings, Inc.	100	2
Enbridge, Inc.	992	31
Enbridge, Inc.	690	22
Encana Corp.	184	2
First Capital Realty, Inc.	100	2
First Quantum Minerals Ltd.	92	1
Fortis, Inc.	492	17
Goldcorp, Inc.	184	3
H&R Real Estate Investment Trust REIT	200	3
Husky Energy, Inc.	94	1
Hydro One Ltd. (c)	100	2
Imperial Oil Ltd.	92	2
Inter Pipeline Ltd.	392	7
Keyera Corp.	200	5
Magna International, Inc.	92	5
Manulife Financial Corp.	276	5
Nutrien Ltd.	39	2
Pembina Pipeline Corp.	620	19
Power Corp. of Canada	92	2
PrairieSky Royalty Ltd.	96	2
Pure Industrial Real Estate Trust REIT	100	1
RioCan Real Estate Investment Trust REIT	200	4
Rogers Communications, Inc., Class B	92	4
Royal Bank of Canada	184	14
Shaw Communications, Inc., Class B	92	2
SmartCentres Real Estate Investment Trust REIT	100	2
Sun Life Financial, Inc.	92	4
Suncor Energy, Inc.	184	6
Teck Resources Ltd., Class B	92	2
Toronto-Dominion Bank (The)	92	5
TransCanada Corp.	992	41
Westshore Terminals Investment Corp.	100	2
Wheaton Precious Metals Corp.	92	2
		285
The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
China (0.1%)
Beijing Capital International Airport Co., Ltd. H Shares (f)	2,000	$3
Beijing Enterprises Holdings Ltd. (f)	500	2
Beijing Enterprises Water Group Ltd. (f)	4,000	2
China Gas Holdings Ltd. (f)	2,400	9
China Merchants Port Holdings Co., Ltd. (f)	21	—	@
Hopewell Highway Infrastructure Ltd. (f)	1,000	1
Jiangsu Expressway Co., Ltd. H Shares (f)	2,000	3
Towngas China Co., Ltd. (d)(f)	1,000	1
Zhejiang Expressway Co., Ltd. (f)	2,000	2
		23
Denmark (0.4%)
AP Moller - Maersk A/S Series B	1	2
Carlsberg A/S Series B	12	2
Chr Hansen Holding A/S	11	1
Coloplast A/S Series B	13	1
Danske Bank A/S	76	3
DSV A/S	282	22
Genmab A/S (d)	6	1
ISS A/S	281	10
Novo Nordisk A/S Series B	212	10
Novozymes A/S Series B	26	1
Orsted A/S (c)	16	1
Pandora A/S	13	1
TDC A/S (d)	90	1
Tryg A/S	12	—	@
Vestas Wind Systems A/S	25	2
William Demant Holding A/S (d)	13	1
		59
Finland (0.1%)
Citycon Oyj	264	1
Kone Oyj, Class B	72	4
Nokia Oyj	607	3
Sampo Oyj, Class A	97	5
Technopolis Oyj	95	1
UPM-Kymmene Oyj	137	5
		19
France (3.9%)
Accor SA	754	41
Aeroports de Paris (ADP)	62	14
Affine SA REIT	5	—	@
Air Liquide SA	53	6
Airbus SE	71	8
ANF Immobilier REIT	5	—	@
ArcelorMittal (d)	60	2
Atos SE	207	28
AXA SA	221	6
BNP Paribas SA	385	29
Bouygues SA	560	28
Capgemini SE	409	51
Carrefour SA	86	2
	Shares	Value (000)
Cie de Saint-Gobain	602	$32
Cie Generale des Etablissements Michelin SCA	29	4
Credit Agricole SA	413	7
Danone SA	80	6
Engie SA	183	3
Essilor International Cie Generale d'Optique SA	32	4
Eutelsat Communications SA	178	4
Fonciere Des Regions REIT	24	3
Gecina SA REIT	27	5
Getlink SE	1,219	17
ICADE REIT	24	2
Kering SA	11	5
Klepierre SA REIT	139	6
L'Oreal SA	29	7
Legrand SA	52	4
LVMH Moet Hennessy Louis Vuitton SE	32	10
Mercialys SA REIT	28	1
Natixis SA	230	2
Orange SA	241	4
Pernod Ricard SA	32	5
Peugeot SA	2,657	64
Publicis Groupe SA	34	2
Renault SA	29	4
Rexel SA	615	10
Safran SA	52	6
Sanofi	135	11
Schneider Electric SE	69	6
SES SA	445	6
Societe Generale SA	282	15
Sodexo SA	32	3
TOTAL SA	244	14
Unibail-Rodamco SE REIT	80	18
Valeo SA	45	3
Vinci SA	966	95
Vivendi SA	160	4
		607
Germany (1.6%)
Adidas AG	31	8
ADLER Real Estate AG (d)	18	—	@
ADO Properties SA (c)	20	1
Allianz SE (Registered)	50	11
Alstria Office AG REIT	88	1
BASF SE	100	10
Bayer AG (Registered)	91	10
Bayerische Motoren Werke AG	36	4
Commerzbank AG (d)	432	6
Continental AG	14	4
Daimler AG (Registered)	100	9
Deutsche Bank AG (Registered)	172	2
Deutsche Boerse AG	360	49
Deutsche EuroShop AG	30	1
Deutsche Post AG (Registered)	122	5

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
Germany (cont'd)
Deutsche Telekom AG (Registered)	350	$6
Deutsche Wohnen SE	224	11
DIC Asset AG	29	—	@
E.ON SE	250	3
Fraport AG Frankfurt Airport Services Worldwide	121	12
Fresenius Medical Care AG & Co., KGaA	31	3
Fresenius SE & Co., KGaA	44	3
Grand City Properties SA	67	2
Hamborner AG REIT	52	1
HeidelbergCement AG	31	3
Henkel AG & Co., KGaA	19	2
Henkel AG & Co., KGaA (Preference)	25	3
Infineon Technologies AG	192	5
LEG Immobilien AG	43	5
Linde AG (d)	22	5
Merck KGaA	28	3
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	22	5
Porsche Automobil Holding SE (Preference)	28	2
ProSiebenSat.1 Media SE (Registered)	44	2
RWE AG (d)	75	2
SAP SE	100	11
Siemens AG (Registered)	89	11
TAG Immobilien AG	96	2
thyssenKrupp AG	89	2
TLG Immobilien AG	47	1
Uniper SE	25	1
Volkswagen AG (Preference)	17	3
Vonovia SE	365	18
		248
Hong Kong (1.0%)
Champion REIT	12,000	9
CK Asset Holdings Ltd.	2,000	17
Great Eagle Holdings Ltd.	2,017	10
Hanergy Thin Film Power Group Ltd. (d)(g)(h)	2,000	—	@
Hang Lung Group Ltd.	1,000	3
Hang Lung Properties Ltd.	1,000	2
Henderson Land Development Co., Ltd.	1,100	7
Hong Kong & China Gas Co., Ltd.	8,524	18
Hongkong & Shanghai Hotels Ltd. (The)	4,172	6
Hongkong Land Holdings Ltd.	700	5
Hopewell Holdings Ltd.	2,000	8
I-CABLE Communications Ltd. (d)	766	—	@
Johnson Electric Holdings Ltd.	1,500	6
Kerry Properties Ltd.	500	2
Kowloon Development Co., Ltd. REIT	7,000	8
Link REIT	1,000	9
New World Development Co., Ltd.	3,547	5
Sino Land Co., Ltd.	2,078	3
Stella International Holdings Ltd.	2,000	3
Sun Hung Kai Properties Ltd.	1,000	16
Swire Properties Ltd.	600	2
	Shares	Value (000)
Wharf Holdings Ltd. (The)	1,000	$3
Wharf Real Estate Investment Co., Ltd. (d)	1,000	7
		149
Ireland (0.1%)
Bank of Ireland Group PLC (d)	423	4
CRH PLC	301	10
Green REIT PLC	457	1
Hibernia REIT PLC	461	1
Irish Residential Properties PLC REIT	238	—	@
Kerry Group PLC, Class A	30	3
		19
Italy (1.2%)
ACEA SpA	46	1
Assicurazioni Generali SpA	178	3
Atlantia SpA	1,767	55
Beni Stabili SpA SIIQ REIT	707	1
Ei Towers SpA	17	1
Enel SpA	941	6
Eni SpA	348	6
Ferrari N.V.	14	2
Fiat Chrysler Automobiles N.V. (d)	132	3
Immobiliare Grande Distribuzione SIIQ SpA REIT	24	—	@
Infrastrutture Wireless Italiane SpA (c)	246	2
Intesa Sanpaolo SpA	228	1
Intesa Sanpaolo SpA	4,789	17
Italgas SpA	597	4
Luxottica Group SpA	37	2
Mediobanca Banca di Credito Finanziario SpA	3,989	47
Rizzoli Corriere Della Sera Mediagroup SpA (d)	11	—	@
Snam SpA	2,931	13
Societa Iniziative Autostradali e Servizi SpA	69	1
Telecom Italia SpA (d)	1,781	2
Terna Rete Elettrica Nazionale SpA	1,447	8
UniCredit SpA (d)	660	14
Unione di Banche Italiane SpA	216	1
		190
Japan (0.7%)
Advance Residence Investment Corp. REIT	1	3
AEON Investment Corp. REIT	1	1
Aeon Mall Co., Ltd.	100	2
Daiwa House Investment Corp. REIT	1	2
GLP J-REIT	1	1
Hulic Co., Ltd.	200	2
Invincible Investment Corp. REIT	2	1
Japan Airport Terminal Co., Ltd.	100	4
Japan Excellent, Inc. REIT	1	1
Japan Hotel REIT Investment Corp.	2	1
Japan Real Estate Investment Corp. REIT	1	5
Japan Rental Housing Investments, Inc. REIT	1	1
Japan Retail Fund Investment Corp. REIT	1	2
Mitsubishi Estate Co., Ltd.	1,300	22
Mitsui Fudosan Co., Ltd.	1,300	31

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
Japan (cont'd)
Mori Hills Investment Corp. REIT	1	$1
Mori Trust Sogo Reit, Inc.	1	2
Nippon Building Fund, Inc. REIT	1	6
Nippon Prologis, Inc. REIT	1	2
Nomura Real Estate Holdings, Inc.	100	2
Nomura Real Estate Master Fund, Inc. REIT	3	4
NTT Urban Development Corp.	100	1
Orix, Inc. J-REIT	1	2
Premier Investment Corp. REIT	1	1
Sekisui House Residential Investment Corp. REIT	1	1
Tokyo Gas Co., Ltd.	400	11
Tokyo Tatemono Co., Ltd.	100	2
United Urban Investment Corp. REIT	2	3
		117
Netherlands (0.7%)
ABN AMRO Group N.V. CVA (c)	58	2
Aegon N.V.	318	2
Akzo Nobel N.V.	49	5
ASML Holding N.V.	39	8
Eurocommercial Properties N.V. CVA REIT	29	1
Heineken N.V.	39	4
ING Groep N.V.	1,419	24
Koninklijke Ahold Delhaize N.V.	165	4
Koninklijke KPN N.V.	606	2
Koninklijke Philips N.V.	150	6
Koninklijke Vopak N.V.	68	3
Randstad Holding N.V.	501	33
RELX N.V.	211	4
Unilever N.V. CVA	196	11
Vastned Retail N.V. REIT	13	1
Wereldhave N.V. REIT	27	1
Wolters Kluwer N.V.	85	4
		115
New Zealand (0.1%)
Auckland International Airport Ltd.	1,063	5
Contact Energy Ltd.	93	—	@
Fletcher Building Ltd.	88	1
Kiwi Property Group Ltd.	864	1
Mercury NZ Ltd.	90	—	@
Meridian Energy Ltd.	167	—	@
Ryman Healthcare Ltd.	49	—	@
Spark New Zealand Ltd.	232	1
		8
Norway (0.0%)
Entra ASA (c)	63	1
Norwegian Property ASA	110	—	@
		1
Portugal (0.0%)
EDP - Energias de Portugal SA	816	3
Singapore (0.3%)
Ascendas Real Estate Investment Trust REIT	1,800	4
CapitaLand Commercial Trust REIT	1,600	2
	Shares	Value (000)
CapitaLand Ltd.	2,100	$6
CapitaLand Mall Trust REIT	2,100	3
CDL Hospitality Trusts REIT	300	—	@
City Developments Ltd.	400	4
ComfortDelGro Corp., Ltd.	200	—	@
DBS Group Holdings Ltd.	200	4
Fortune Real Estate Investment Trust REIT (f)	1,000	1
Genting Singapore PLC	700	1
Golden Agri-Resources Ltd.	800	—	@
Hutchison Port Holdings Trust (Units) (e)	5,900	2
Keppel REIT	1,300	1
Keppel Corp., Ltd.	200	1
Mapletree Commercial Trust REIT	1,300	2
Mapletree Industrial Trust REIT	900	1
Mapletree Logistics Trust REIT	1,000	1
Oversea-Chinese Banking Corp., Ltd.	400	4
SATS Ltd.	100	—	@
Sembcorp Industries Ltd.	100	—	@
Singapore Airlines Ltd.	100	1
Singapore Exchange Ltd.	100	1
Singapore Technologies Engineering Ltd.	200	1
Singapore Telecommunications Ltd.	900	2
StarHub Ltd.	100	—	@
Suntec Real Estate Investment Trust REIT	1,900	3
United Overseas Bank Ltd.	100	2
UOL Group Ltd.	400	3
Wilmar International Ltd.	200	1
Yangzijiang Shipbuilding Holdings Ltd.	200	—	@
		51
Spain (1.0%)
Abertis Infraestructuras SA	604	14
Aena SME SA (c)	76	15
Amadeus IT Group SA, Class A	85	6
Banco Bilbao Vizcaya Argentaria SA	2,504	20
Banco de Sabadell SA	2,234	5
Banco Santander SA	5,261	34
Bankia SA	281	1
Bankinter SA	164	2
CaixaBank SA	1,170	6
Cellnex Telecom SA (c)	159	4
Enagas SA	233	6
Ferrovial SA	556	12
Hispania Activos Inmobiliarios SOCIMI SA REIT	61	1
Iberdrola SA	931	7
Industria de Diseno Textil SA	148	5
Inmobiliaria Colonial Socimi SA REIT	157	2
Lar Espana Real Estate Socimi SA REIT	58	1
Merlin Properties Socimi SA REIT	220	3
Red Electrica Corp., SA	444	9
Repsol SA	233	4
Telefonica SA	610	6
		163

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
Sweden (0.1%)
Castellum AB	178	$3
D Carnegie & Co., AB (d)	30	—	@
Dios Fastigheter AB	32	—	@
Fabege AB	90	2
Fastighets AB Balder (d)	63	2
Hemfosa Fastigheter AB	63	1
Hufvudstaden AB, Class A	75	1
Klovern AB, Class B	373	—	@
Kungsleden AB	106	1
Pandox AB	35	1
Wallenstam AB, Class B	133	1
Wihlborgs Fastigheter AB	44	1
		13
Switzerland (1.1%)
ABB Ltd. (Registered)	189	5
Adecco Group AG (Registered)	644	46
Allreal Holding AG (Registered)	6	1
Aryzta AG (d)	7	—	@
Baloise Holding AG (Registered)	6	1
Cie Financiere Richemont SA (Registered)	53	5
Credit Suisse Group AG (Registered) (d)	196	3
Dufry AG (Registered) (d)	5	1
EMS-Chemie Holding AG (Registered)	1	1
Flughafen Zurich AG (Registered)	20	4
Geberit AG (Registered)	4	2
Givaudan SA (Registered)	1	2
Idorsia Ltd. (d)	9	—	@
Julius Baer Group Ltd. (d)	22	1
Kuehne + Nagel International AG (Registered)	6	1
LafargeHolcim Ltd. (Registered) (d)	46	3
Lonza Group AG (Registered) (d)	7	2
Mobimo Holding AG (Registered) (d)	3	1
Nestle SA (Registered)	313	25
Novartis AG (Registered)	224	18
Pargesa Holding SA	4	—	@
Partners Group Holding AG	2	1
PSP Swiss Property AG (Registered)	27	3
Roche Holding AG (Genusschein)	70	16
Schindler Holding AG	5	1
Schindler Holding AG (Registered)	2	—	@
SGS SA (Registered)	1	2
Sonova Holding AG (Registered)	6	1
Swatch Group AG (The)	4	2
Swatch Group AG (The) (Registered)	6	1
Swiss Life Holding AG (Registered) (d)	4	1
Swiss Prime Site AG (Registered) (d)	50	5
Swiss Re AG	33	3
Swisscom AG (Registered)	3	1
UBS Group AG (Registered) (d)	369	7
Zurich Insurance Group AG (d)	15	5
		171
	Shares	Value (000)
United Kingdom (2.4%)
Assura PLC REIT	1,108	$1
AstraZeneca PLC	166	11
Aviva PLC	707	5
BAE Systems PLC	932	8
Barclays PLC	2,356	7
BHP Billiton PLC	312	6
Big Yellow Group PLC REIT	96	1
BP PLC	2,445	17
British American Tobacco PLC	248	14
British Land Co., PLC (The) REIT	692	6
BT Group PLC	1,276	4
Capital & Counties Properties PLC	500	2
Capital & Regional PLC REIT	358	—	@
Compass Group PLC	469	10
Daejan Holdings PLC	3	—	@
Derwent London PLC REIT	67	3
Diageo PLC	351	12
Empiric Student Property PLC REIT	340	—	@
Ferguson PLC	107	8
GlaxoSmithKline PLC	633	12
Glencore PLC (d)	1,632	8
Grainger PLC	277	1
Great Portland Estates PLC REIT	190	2
Hammerson PLC REIT	538	4
Hansteen Holdings PLC REIT	500	1
Helical PLC	67	—	@
HSBC Holdings PLC	2,327	22
Imperial Brands PLC	166	6
Intu Properties PLC REIT	590	2
Land Securities Group PLC REIT	496	7
Lloyds Banking Group PLC	7,870	7
LondonMetric Property PLC REIT	393	1
National Grid PLC	4,441	50
NewRiver PLC REIT	157	1
Next PLC	47	3
Pennon Group PLC	421	4
Primary Health Properties PLC (d)	22	—	@
Primary Health Properties PLC REIT	380	1
Prudential PLC	462	12
RDI REIT PLC	801	—	@
Reckitt Benckiser Group PLC	103	9
Regional Ltd. REIT (c)	152	—	@
Rio Tinto PLC	186	9
Rolls-Royce Holdings PLC (d)	304	4
Royal Dutch Shell PLC, Class A	957	30
Safestore Holdings PLC REIT	139	1
Schroder Real Estate Investment Trust Ltd. REIT	349	—	@
Segro PLC REIT	558	5
Severn Trent PLC	244	6
Shaftesbury PLC REIT	160	2
Shire PLC	83	4
Target Healthcare Ltd. REIT	162	—	@

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Taylor Wimpey PLC	1,417	$4
Tesco PLC	1,173	3
Tritax Big Box PLC REIT	738	2
Unilever PLC	218	12
UNITE Group PLC (The) REIT	149	2
United Utilities Group PLC	701	7
Vodafone Group PLC	3,442	9
Workspace Group PLC REIT	80	1
WPP PLC	379	6
		375
United States (7.3%)
American Campus Communities, Inc. REIT	100	4
American Homes 4 Rent, Class A REIT	100	2
American Tower Corp. REIT	400	58
American Water Works Co., Inc.	200	16
Apartment Investment & Management Co., Class A REIT	100	4
Apple Hospitality, Inc. REIT	100	2
Aqua America, Inc.	200	7
Atmos Energy Corp.	100	8
AvalonBay Communities, Inc. REIT	100	16
Boston Properties, Inc. REIT	100	12
Brandywine Realty Trust REIT	100	2
Brixmor Property Group, Inc. REIT	200	3
Capital One Financial Corp.	1,560	149
CenterPoint Energy, Inc.	400	11
Cheniere Energy, Inc. (d)	200	11
Columbia Property Trust, Inc. REIT	100	2
Consolidated Edison, Inc.	300	23
Corporate Office Properties Trust REIT	100	3
Cousins Properties, Inc. REIT	200	2
Crown Castle International Corp. REIT	300	33
CubeSmart REIT	100	3
DDR Corp. REIT	200	1
DiamondRock Hospitality Co. REIT	100	1
Digital Realty Trust, Inc. REIT	100	10
Discover Financial Services	2,165	156
Douglas Emmett, Inc. REIT	100	4
Duke Realty Corp. REIT	200	5
Edison International	300	19
Empire State Realty Trust, Inc., Class A REIT	100	2
Enbridge Energy Management LLC (d)	112	1
EnLink Midstream LLC	100	1
Equity Commonwealth REIT (d)	100	3
Equity Residential REIT	200	12
Eversource Energy	300	18
Extra Space Storage, Inc. REIT	100	9
First Industrial Realty Trust, Inc. REIT	100	3
Forest City Realty Trust, Inc. REIT	100	2
Franklin Street Properties Corp. REIT	100	1
Gaming & Leisure Properties, Inc. REIT	100	3
GGP, Inc. REIT	300	6
	Shares	Value (000)
Gramercy Property Trust REIT	66	$1
HCP, Inc. REIT	200	5
Healthcare Realty Trust, Inc. REIT	100	3
Healthcare Trust of America, Inc., Class A REIT	100	3
Highwoods Properties, Inc. REIT	100	4
Hospitality Properties Trust REIT	100	2
Host Hotels & Resorts, Inc. REIT	500	9
Hudson Pacific Properties, Inc. REIT	100	3
Investors Real Estate Trust REIT	100	1
JBG SMITH Properties REIT	50	2
Kilroy Realty Corp. REIT	100	7
Kimco Realty Corp. REIT	200	3
Kinder Morgan, Inc.	2,000	30
LaSalle Hotel Properties REIT	100	3
Lexington Realty Trust REIT	100	1
Liberty Property Trust REIT	100	4
Macerich Co. (The) REIT	100	6
Medical Properties Trust, Inc. REIT	200	3
Mid-America Apartment Communities, Inc. REIT	100	9
National Retail Properties, Inc. REIT	100	4
New Jersey Resources Corp.	100	4
New York REIT, Inc. REIT (d)	10	—	@
NiSource, Inc.	300	7
Omega Healthcare Investors, Inc. REIT	100	3
ONEOK, Inc.	200	11
Paramount Group, Inc. REIT	100	1
PG&E Corp.	400	18
Physicians Realty Trust REIT	100	2
Piedmont Office Realty Trust, Inc., Class A REIT	100	2
ProLogis, Inc. REIT	300	19
Public Storage REIT	100	20
Quality Care Properties, Inc. REIT (d)	40	1
Realty Income Corp. REIT	100	5
Regency Centers Corp. REIT	100	6
Retail Opportunity Investments Corp. REIT	100	2
Retail Properties of America, Inc., Class A REIT	100	1
RLJ Lodging Trust REIT	136	3
Sabra Health Care, Inc. REIT	28	—	@
SBA Communications Corp. REIT (d)	100	17
Sempra Energy	200	22
Senior Housing Properties Trust REIT	100	2
Simon Property Group, Inc. REIT	200	31
SL Green Realty Corp. REIT	100	10
Spirit Realty Capital, Inc. REIT	200	1
STORE Capital Corp. REIT	100	2
Sunstone Hotel Investors, Inc. REIT	100	1
Synchrony Financial	4,571	153
Tanger Factory Outlet Centers, Inc. REIT	100	2
Targa Resources Corp.	200	9
UDR, Inc. REIT	100	4
Ventas, Inc. REIT	200	10
VEREIT, Inc. REIT	600	4
Vornado Realty Trust REIT	100	7

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
United States (cont'd)
Washington Prime Group, Inc. REIT	100	$1
Weingarten Realty Investors REIT	100	3
Welltower, Inc. REIT	200	11
Williams Cos., Inc. (The)	600	15
Xenia Hotels & Resorts, Inc. REIT	100	2
		1,143
Total Common Stocks (Cost $3,470)		3,992
Investment Companies (8.3%)
Guernsey (0.0%)
Picton Property Income Ltd. (The) REIT (Guernsey)	289	—	@
United Kingdom (0.0%)
HICL Infrastructure Co., Ltd. (United Kingdom)	1,498	3
United States (8.3%)
Morgan Stanley Institutional Fund Trust — High Yield Portfolio (See Note G)	54,303	540
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Fixed Income Opportunities Portfolio (See Note G)	76,964	754
		1,294
Total Investment Companies (Cost $1,265)		1,297
	No. of Right
Right (0.0%)
Italy (0.0%)
Immobiliare Grande Distribuzione SIIQ SpA (d) (Cost $—)	24	—	@
	Shares
Short-Term Investments (11.0%)
Investment Company (8.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $1,347)	1,346,851	1,347
	Face Amount (000)
U.S. Treasury Security (2.4%)
U.S. Treasury Bill,
1.80%, 8/9/18 (i)(j) (Cost $380)	$382	379
Total Short-Term Investments (Cost $1,727)		1,726
Total Investments (101.6%) (Cost $15,033) (k)(l)(m)		15,949
Liabilities in Excess of Other Assets (–1.6%)		(244)
Net Assets (100.0%)		$15,705

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(a)  Security is subject to delayed delivery.

(b)  Floating or Variable rate securities: The rates disclosed are as of March 29, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Non-income producing security.

(e)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(f)  Security trades on the Hong Kong exchange.

(g)  At March 29, 2018, the Fund held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees.

(h)  Security has been deemed illiquid at March 29, 2018.

(i)  Rate shown is the yield to maturity at March 29, 2018.

(j)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(k)  Securities are available for collateral in connection with purchase on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.

(l)  The approximate fair value and percentage of net assets, $2,564,000 and 16.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(m)  At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,376,000 and the aggregate gross unrealized depreciation is approximately $362,000, resulting in net unrealized appreciation of approximately $1,014,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

REIT  Real Estate Investment Trust.

TBA  To Be Announced.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 29, 2018:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	PLN	67			$20		4/26/18	$—	@
Bank of America NA	AUD	125			$98		4/26/18	2
Bank of America NA		$75		NOK	589		4/26/18	(—	@)
Bank of America NA		$10		NZD	14		4/26/18	(—	@)
Bank of America NA		$24		SEK	190		4/26/18	(1)
Barclays Bank PLC	RUB	2,603			$46		4/26/18	1
Barclays Bank PLC		$—	@	CAD	—	@	4/26/18	—	@
Barclays Bank PLC		$247		JPY	26,075		4/26/18	(2)
Barclays Bank PLC		$2		JPY	263		4/26/18	(—	@)
Barclays Bank PLC		$11		JPY	1,200		4/26/18	(—	@)
Barclays Bank PLC		$11		SGD	15		4/26/18	—	@
Citibank NA	MXN	1,947			$103		4/26/18	(4)
JPMorgan Chase Bank NA	EUR	22			$27		4/26/18	—	@
JPMorgan Chase Bank NA	EUR	20			$25		4/26/18	—	@
JPMorgan Chase Bank NA	MXN	369			$20		4/26/18	(1)
JPMorgan Chase Bank NA	NZD	60			$44		4/26/18	1
JPMorgan Chase Bank NA		$13		EUR	10		4/26/18	(—	@)
JPMorgan Chase Bank NA		$195		GBP	141		4/26/18	2
JPMorgan Chase Bank NA		$1		GBP	—	@	4/26/18	—	@
JPMorgan Chase Bank NA		$87		KRW	93,150		4/26/18	—	@
JPMorgan Chase Bank NA		$1		MXN	23		4/26/18	—	@
Royal Bank of Canada	GBP	39			$54		4/26/18	(1)
Royal Bank of Canada		$42		MXN	786		4/26/18	1
UBS AG	CAD	37			$29		4/26/18	1
UBS AG	JPY	8,662			$80		4/26/18	(2)
UBS AG		$18		CHF	17		4/26/18	(—	@)
UBS AG		$7		DKK	40		4/26/18	(—	@)
UBS AG		$44		PLN	150		4/26/18	(1)
UBS AG		$20		THB	625		4/26/18	—	@
Bank of America NA	CNH	89			$14		6/21/18	(—	@)
Bank of America NA	EUR	72			$90		6/21/18	(—	@)
Bank of America NA	PLN	275			$80		6/21/18	(1)
Bank of Montreal	HUF	4,287			$17		6/21/18	—	@
Barclays Bank PLC	AUD	57			$44		6/21/18	—	@
Barclays Bank PLC	CHF	6			$7		6/21/18	—	@
Barclays Bank PLC	EUR	567			$701		6/21/18	(1)
Barclays Bank PLC	SGD	16			$13		6/21/18	(—	@)
Barclays Bank PLC		$394		GBP	280		6/21/18	—	@
Citibank NA	AUD	54			$41		6/21/18	—	@
Citibank NA	CZK	459			$22		6/21/18	(—	@)
Citibank NA	EUR	175			$216		6/21/18	(—	@)
Citibank NA	THB	762			$25		6/21/18	—	@
Citibank NA	TRY	125			$31		6/21/18	—	@
Citibank NA		$15		CZK	299		6/21/18	(—	@)
Citibank NA		$126		GBP	89		6/21/18	—	@
Citibank NA		$3		ILS	9		6/21/18	(—	@)
Commonwealth Bank of Australia	EUR	105			$130		6/21/18	(—	@)
Commonwealth Bank of Australia		$79		GBP	56		6/21/18	—	@
Credit Suisse International		$5		GBP	3		6/21/18	—	@
Goldman Sachs International	AUD	252			$194		6/21/18	—	@
Goldman Sachs International	EUR	19			$24		6/21/18	(—	@)
Goldman Sachs International	HKD	88			$11		6/21/18	—	@
Goldman Sachs International	HUF	811			$3		6/21/18	—	@
Goldman Sachs International	JPY	4,234			$40		6/21/18	—	@
Goldman Sachs International		$1		GBP	1		6/21/18	—	@
Goldman Sachs International	ZAR	806			$67		6/21/18	(1)
JPMorgan Chase Bank NA	AUD	55			$43		6/21/18	—	@
JPMorgan Chase Bank NA	EUR	9			$11		6/21/18	—	@

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	INR	811		$12	6/21/18	$—	@
JPMorgan Chase Bank NA	JPY	2,116		$20	6/21/18	—	@
JPMorgan Chase Bank NA	JPY	4,486		$42	6/21/18	(—	@)
JPMorgan Chase Bank NA	RUB	3,241		$56	6/21/18	(—	@)
JPMorgan Chase Bank NA		$18	CAD	24	6/21/18	—	@
JPMorgan Chase Bank NA		$8	CNY	52	6/21/18	—	@
JPMorgan Chase Bank NA		$83	JPY	8,600	6/21/18	(1)
JPMorgan Chase Bank NA		$20	JPY	2,146	6/21/18	—	@
JPMorgan Chase Bank NA		$111	MXN	2,102	6/21/18	4
JPMorgan Chase Bank NA	ZAR	41		$3	6/21/18	(—	@)
JPMorgan Chase Bank NA	ZAR	129		$11	6/21/18	—	@
State Street Bank and Trust Co.	ARS	315		$15	6/21/18	(—	@)
State Street Bank and Trust Co.	AUD	116		$89	6/21/18	—	@
State Street Bank and Trust Co.	BRL	2,289		$692	6/21/18	3
State Street Bank and Trust Co.	BRL	44		$13	6/21/18	(—	@)
State Street Bank and Trust Co.	CLP	8,425		$14	6/21/18	(—	@)
State Street Bank and Trust Co.	COP	57,924		$20	6/21/18	(—	@)
State Street Bank and Trust Co.	IDR	629,105		$45	6/21/18	—	@
State Street Bank and Trust Co.	TWD	373		$13	6/21/18	—	@
State Street Bank and Trust Co.		$2	GBP	2	6/21/18	—	@
State Street Bank and Trust Co.		$1	KRW	642	6/21/18	—	@
State Street Bank and Trust Co.		$71	MXN	1,349	6/21/18	2
UBS AG	AUD	236		$181	6/21/18	—	@
UBS AG	DKK	165		$27	6/21/18	(—	@)
UBS AG	EUR	31		$39	6/21/18	(—	@)
UBS AG	NOK	532		$69	6/21/18	1
UBS AG		$11	CHF	10	6/21/18	—	@
UBS AG		$41	SEK	338	6/21/18	(1)
UBS AG	ZAR	43		$4	6/21/18	(—	@)
Citibank NA	CZK	753		$37	9/20/18	1
Citibank NA	CZK	195		$10	9/20/18	—	@
Citibank NA	EUR	678		$841	9/20/18	(3)
Citibank NA		$843	CZK	17,338	9/20/18	5
Citibank NA		$24	EUR	19	9/20/18	(—	@)
Citibank NA		$8	EUR	6	9/20/18	—	@
Citibank NA		$6	EUR	5	9/20/18	—	@
						$4

Futures Contracts:

The Fund had the following futures contracts open at March 29, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Euro Stoxx 50 (Germany)	1	Jun-18	—	@	$40	$(1)
German Euro BOBL (Germany)	1	Jun-18	100		162	1
NIKKEI 225 Index (Japan)	1	Jun-18	1		101	2
OMXS 30 (Sweden)	2	Apr-18	—	@	37	(1)
S&P 500 E Mini Index (United States)	12	Jun-18	1		1,586	(31)
TOPIX Index (Japan)	1	Jun-18	10		161	1
U.S. Treasury 10 yr. Note (United States)	7	Jun-18	700		848	9
U.S. Treasury 10 yr. Ultra Long Bond (United States)	11	Jun-18	1,100		1,428	24
U.S. Treasury 2 yr. Note (United States)	3	Jun-18	600		638	— @
U.S. Treasury Ultra Bond (United States)	2	Jun-18	200		321	11

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Futures Contracts: (cont'd)

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Short:
Copper Future (United States)	3	May-18	(75)	$(227)	$18
German Euro Bund (Germany)	2	Jun-18	(200)	(393)	(3)
Hang Seng China Enterprises Index (Hong Kong)	5	Apr-18	(— @)	(384)	5
U.S. Treasury 10 yr. Note (United States)	1	Jun-18	(100)	(121)	(1)
UK Long Gilt Bond (United Kingdom)	1	Jun-18	(100)	(172)	(3)
					$31

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at March 29, 2018:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co., LLC* CDX.NA.HY.27	NR	Sell	5.00%	Quarterly	12/20/21		$36	$3	$1	$2
Morgan Stanley & Co., LLC* ITRAXX.XO.27	NR	Sell	5.00	Quarterly	6/20/22	EUR	138	20	14	6
								$23	$15	$8

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 29, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/ Quarterly	6/14/27		$73,000	$(3)	$—	$(3)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/ Monthly	10/21/19	MXN	3,955	(1)	—	(1)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/ Monthly	10/21/19		4,127	(1)	—	(1)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/ Monthly	10/21/19		3,968	(1)	—	(1)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.63	Monthly/ Monthly	12/5/19		4,141	(— @)	—	(— @)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.63	Monthly/ Monthly	12/5/19		4,279	(— @)	—	(— @)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.64	Monthly/ Monthly	12/5/19		2,457	(— @)	—	(— @)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.04	Monthly/ Monthly	12/19/19		6,582	2	—	2
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.04	Monthly/ Monthly	12/19/19		5,358	2	—	2
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.06	Monthly/ Monthly	12/20/19		4,360	2	—	2
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.08	Monthly/ Monthly	12/20/19		4,247	2	—	2
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.07	Monthly/ Monthly	12/25/19		5,529	2	—	2
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.09	Monthly/ Monthly	12/26/19		5,529	2	—	2
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.10	Monthly/ Monthly	12/26/19		5,529	2	—	2

The accompanying notes are an integral part of the consolidated financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Interest Rate Swap Agreements: (cont'd)

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.06%	Monthly/ Monthly	12/27/19	MXN	5,936	$2	$—	$2
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.11	Annual/ Semi-Annual	8/7/22	CZK	737	1	—	1
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/ Semi-Annual	8/7/22		5,802	4	—	4
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.06	Annual/ Semi-Annual	8/8/22		1,788	2	—	2
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.07	Annual/ Semi-Annual	8/14/22		1,781	1	—	1
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.07	Annual/ Semi-Annual	8/14/22		1,781	1	—	1
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.06	Annual/ Semi-Annual	8/15/22		1,140	1	—	1
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.09	Annual/ Semi-Annual	8/15/22		3,671	3	—	3
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/ Semi-Annual	8/22/22		899	1	—	1
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/ Semi-Annual	8/23/22		1,798	1	—	1
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/ Semi-Annual	8/23/22		1,798	1	—	1
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/ Semi-Annual	8/23/22		1,798	1	—	1
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/ Semi-Annual	8/24/22		815	1	—	1
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/ Semi-Annual	8/24/22		1,798	1	—	1
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.67	Annual/ Semi-Annual	11/28/22		474	(— @)	—	(— @)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.28	Semi-Annual/ Quarterly	12/8/26		$116	4	—	4
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	12/21/26		77	1	—	1
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.94	Monthly/ Monthly	12/9/27	MXN	1,490	(2)	—	(2)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.95	Monthly/ Monthly	12/9/27		1,292	(2)	—	(2)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.00	Monthly/ Monthly	12/10/27		1,734	(2)	—	(2)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.01	Monthly/ Monthly	12/10/27		4,186	(6)	—	(6)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.02	Monthly/ Monthly	12/10/27		1,735	(2)	—	(2)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.51	Quarterly/ Quarterly	12/13/27	ZAR	1,809	10	—	10
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.51	Quarterly/ Quarterly	12/13/27		994	5	—	5
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.12	Monthly/ Monthly	12/15/27	MXN	1,734	(3)	—	(3)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.37	Quarterly/ Quarterly	12/15/27	ZAR	2,219	10	—	10
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.12	Monthly/ Monthly	12/16/27	MXN	1,735	(3)	—	(3)
The accompanying notes are an integral part of the consolidated financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Interest Rate Swap Agreements: (cont'd)

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.14%	Monthly/ Monthly	12/16/27		$1,734	$(3)	$—	$(3)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.11	Monthly/ Monthly	12/17/27	MXN	1,439	(3)	—	(3)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.88	Quarterly/ Quarterly	1/4/28	ZAR	1,309	2	—	2
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.83	Quarterly/ Quarterly	1/19/28		1,594	2	—	2
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.83	Quarterly/ Quarterly	1/19/28		542	1	—	1
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.81	Quarterly/ Quarterly	1/24/28		1,250	2	—	2
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.59	Semi-Annual/ Quarterly	12/8/46		$16	1	—	1
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.74	Semi-Annual/ Quarterly	12/21/46		32	1	—	1
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	5/23/47		30	2	—	2
								$44	$—	$44

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 29, 2018:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.65%	Quarterly	11/20/18	$157	$(6)	$—	$(6)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	107	(4)	—	(4)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	115	(5)	—	(5)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.42%	Quarterly	11/20/18	112	(4)	—	(4)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.42%	Quarterly	11/20/18	114	(4)	—	(4)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	32	(1)	—	(1)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	25	1	—	1
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	110	(3)	—	(3)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.65%	Quarterly	11/20/18	165	(6)	—	(6)
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.50%	Quarterly	11/20/18	133	5	—	5
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	114	5	—	5
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	107	4	—	4
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.33%	Quarterly	11/20/18	119	5	—	5
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	120	6	—	6

The accompanying notes are an integral part of the consolidated financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Total Return Swap Agreements: (cont'd)

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)			Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	$35	$	(—	@)	$—	$	(—	@)
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.33%	Quarterly	11/20/18	120		5		—		5
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.50%	Quarterly	11/20/18	180		7		—		7
JPMorgan Chase Bank NA	JPM Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	11/21/18	24		1		—		1
JPMorgan Chase Bank NA	JPM Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	11/21/18	29		1		—		1
JPMorgan Chase Bank NA	JPM Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	11/21/18	75		3		—		3
JPMorgan Chase Bank NA	JPM Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	11/23/18	36		1		—		1
JPMorgan Chase Bank NA	JPM Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	11/23/18	38		3		—		3
JPMorgan Chase Bank NA	JPM Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	11/23/18	115		9		—		9
JPMorgan Chase Bank NA	MSCI Emerging Market Index	Receive	3 Month USD LIBOR plus 0.62%	Quarterly	1/24/19	540		(29)		—		(29)
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	2/8/19	383		2		—		2
JPMorgan Chase Bank NA	JPM Custom Short China Autos Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	3/6/19	50		6		—		6
JPMorgan Chase Bank NA	JPM Custom Short Elevators Index††	Pay	3 Month USD LIBOR plus 0.15%	Quarterly	3/6/19	33		1		—		1
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/15/19	97		7		—		7
JPMorgan Chase Bank NA	JPM Custom Short Metals & Mining Index††	Pay	3 Month USD LIBOR plus 0.30%	Quarterly	3/29/19	80		1		—		1
								$11		$—		$11

††  See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Long U.S. Defensives Index as of March 29, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index
Abbott Laboratories	1,407	$84	0.86%
AbbVie, Inc.	1,291	122	1.24
AES Corp.	2,315	26	0.27
Aetna, Inc.	269	45	0.46
Agilent Technologies, Inc.	260	17	0.18
Alexion Pharmaceuticals, Inc.	181	20	0.20
Align Technology, Inc.	58	15	0.15
Allergan PLC	271	46	0.46
Alliant Energy Corp.	810	33	0.34
Altria Group, Inc.	2,694	168	1.70
Ameren Corp.	851	48	0.49
American Electric Power Co., Inc.	1,724	118	1.20
American Water Works Co., Inc.	625	51	0.52
AmerisourceBergen Corp.	131	11	0.11
Amgen, Inc.	591	101	1.02
Anthem, Inc.	213	47	0.47
Archer-Daniels-Midland Co.	790	34	0.35

The accompanying notes are an integral part of the consolidated financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index (cont'd)
AT&T, Inc.	38,194	$1,362	13.82%
Baxter International, Inc.	406	26	0.27
Becton Dickinson & Co.	214	46	0.47
Biogen, Inc.	171	47	0.48
Boston Scientific Corp.	1,111	30	0.31
Bristol-Myers Squibb Co.	1,328	84	0.85
Brown-Forman Corp.	344	19	0.19
Campbell Soup Co.	272	12	0.12
Cardinal Health, Inc.	256	16	0.16
Celgene Corp.	634	57	0.57
Centene Corp.	140	15	0.15
CenterPoint Energy, Inc.	1,511	41	0.42
CenturyLink, Inc.	6,044	99	1.01
Cerner Corp.	255	15	0.15
Church & Dwight Co., Inc.	350	18	0.18
Cigna Corp.	204	34	0.35
Clorox Co. (The)	181	24	0.24
CMS Energy Corp.	989	45	0.45
Coca-Cola Co. (The)	5,391	234	2.38
Colgate-Palmolive Co.	1,237	89	0.90
Conagra Brands, Inc.	584	22	0.22
Consolidated Edison, Inc.	1,086	85	0.86
Constellation Brands, Inc.	241	55	0.56
Cooper Cos., Inc. (The)	40	9	0.09
Costco Wholesale Corp.	616	116	1.18
Coty, Inc.	662	12	0.12
CVS Health Corp.	1,428	89	0.90
Danaher Corp.	495	48	0.49
DaVita, Inc.	124	8	0.08
DENTSPLY SIRONA, Inc.	186	9	0.09
Dominion Energy, Inc.	2,253	152	1.54
Dr. Pepper Snapple Group, Inc.	255	30	0.31
DTE Energy Co.	629	66	0.67
Duke Energy Corp.	2,454	190	1.93
Edison International	1,142	73	0.74
Edwards Lifesciences Corp.	171	24	0.24
Eli Lilly & Co.	785	61	0.62
Entergy Corp.	629	50	0.50
Envision Healthcare Corp.	98	4	0.04
Estee Lauder Cos., Inc. (The)	314	47	0.48
Eversource Energy	1,111	65	0.66
Exelon Corp.	3,366	131	1.33
Express Scripts Holding Co.	468	32	0.33
FirstEnergy Corp.	1,558	53	0.54
General Mills, Inc.	810	36	0.37
Gilead Sciences, Inc.	1,058	80	0.81
HCA Healthcare, Inc.	234	23	0.23
Henry Schein, Inc.	129	9	0.09
Hershey Co. (The)	198	20	0.20
Hologic, Inc.	227	8	0.09
Hormel Foods Corp.	379	13	0.13
Humana, Inc.	117	31	0.32
IDEXX Laboratories, Inc.	71	14	0.14
Illumina, Inc.	118	28	0.28
Incyte Corp.	138	11	0.12
Intuitive Surgical, Inc.	91	38	0.38
IQVIA Holdings, Inc.	123	12	0.12
JM Smucker Co. (The)	160	20	0.20
Johnson & Johnson	2,174	279	2.83
Kellogg Co.	349	23	0.23
Kimberly-Clark Corp.	496	55	0.55
Kraft Heinz Co. (The)	838	52	0.53

The accompanying notes are an integral part of the consolidated financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index (cont'd)
Kroger Co. (The)	1,260	$30	0.31%
Laboratory Corp. of America Holdings	82	13	0.13
McCormick & Co., Inc.	167	18	0.18
McKesson Corp.	170	24	0.24
Medtronic PLC	1,097	88	0.89
Merck & Co., Inc.	2,215	121	1.22
Mettler-Toledo International, Inc.	21	12	0.12
Molson Coors Brewing Co.	259	20	0.20
Mondelez International, Inc.	2,117	88	0.90
Monster Beverage Corp.	582	33	0.34
Mylan N.V.	434	18	0.18
NextEra Energy, Inc.	1,641	268	2.72
NiSource, Inc.	1,143	27	0.28
NRG Energy, Inc.	1,054	32	0.33
Patterson Cos., Inc.	67	1	0.02
PepsiCo, Inc.	2,006	219	2.22
PerkinElmer, Inc.	89	7	0.07
Perrigo Co., PLC	107	9	0.09
Pfizer, Inc.	4,834	172	1.74
PG&E Corp.	1,798	79	0.80
Philip Morris International, Inc.	2,181	217	2.20
Pinnacle West Capital Corp.	391	31	0.32
PPL Corp.	2,395	68	0.69
Procter & Gamble Co. (The)	3,581	284	2.88
Public Service Enterprise Group, Inc.	1,774	89	0.90
Quest Diagnostics, Inc.	110	11	0.11
Regeneron Pharmaceuticals, Inc.	62	21	0.22
ResMed, Inc.	115	11	0.11
SCANA Corp.	501	19	0.19
Sempra Energy	880	98	0.99
Southern Co. (The)	3,504	156	1.59
Stryker Corp.	261	42	0.43
Sysco Corp.	682	41	0.41
Thermo Fisher Scientific, Inc.	324	67	0.68
Tyson Foods, Inc.	406	30	0.30
UnitedHealth Group, Inc.	783	168	1.70
Universal Health Services, Inc.	72	9	0.09
Varian Medical Systems, Inc.	74	9	0.09
Verizon Communications, Inc.	25,376	1,213	12.31
Vertex Pharmaceuticals, Inc.	204	33	0.34
Walgreens Boots Alliance, Inc.	1,219	80	0.81
Walmart, Inc.	2,056	183	1.86
Waters Corp.	65	13	0.13
WEC Energy Group, Inc.	1,106	69	0.70
Xcel Energy, Inc.	1,780	81	0.82
Zimmer Biomet Holdings, Inc.	164	18	0.18
Zoetis, Inc.	398	33	0.34
Total		$9,855	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short U.S. Cyclicals Index as of March 29, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index
3M Co.	696	$153	1.46%
Accenture PLC	286	44	0.42
Activision Blizzard, Inc.	350	24	0.22
Acuity Brands, Inc.	49	7	0.07
Adobe Systems, Inc.	229	49	0.47
Advance Auto Parts, Inc.	72	9	0.08
Advanced Micro Devices, Inc.	373	4	0.04

The accompanying notes are an integral part of the consolidated financial statements.
21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index (cont'd)
Air Products & Chemicals, Inc.	897	$143	1.36%
Akamai Technologies, Inc.	79	6	0.05
Alaska Air Group, Inc.	144	9	0.09
Albemarle Corp.	455	42	0.40
Allegion PLC	111	9	0.09
Alliance Data Systems Corp.	22	5	0.04
Alphabet, Inc.	140	144	1.38
Alphabet, Inc.	138	143	1.37
Amazon.com, Inc.	390	564	5.40
American Airlines Group, Inc.	506	26	0.25
AMETEK, Inc.	269	20	0.20
Amphenol Corp.	141	12	0.12
Analog Devices, Inc.	170	15	0.15
ANSYS, Inc.	39	6	0.06
AO Smith Corp.	171	11	0.10
Apple, Inc.	2,392	401	3.84
Applied Materials, Inc.	494	27	0.26
Aptiv PLC	261	22	0.21
Arconic, Inc.	493	11	0.11
Autodesk, Inc.	102	13	0.12
Automatic Data Processing, Inc.	206	23	0.22
AutoZone, Inc.	27	18	0.17
Avery Dennison Corp.	364	39	0.37
Ball Corp.	1,448	58	0.55
Best Buy Co., Inc.	260	18	0.17
Boeing Co. (The)	648	212	2.03
Booking Holdings, Inc.	48	100	0.95
BorgWarner, Inc.	194	10	0.09
Broadcom, Inc.	188	44	0.42
CA, Inc.	146	5	0.05
Cadence Design Systems, Inc.	130	5	0.05
CarMax, Inc.	179	11	0.11
Carnival Corp.	399	26	0.25
Caterpillar, Inc.	690	102	0.97
CBS Corp.	356	18	0.17
CF Industries Holdings, Inc.	960	36	0.35
CH Robinson Worldwide, Inc.	164	15	0.15
Charter Communications, Inc.	197	61	0.59
Chipotle Mexican Grill, Inc.	25	8	0.08
Cintas Corp.	100	17	0.16
Cisco Systems, Inc.	2,316	99	0.95
Citrix Systems, Inc.	67	6	0.06
Cognizant Technology Solutions Corp.	274	22	0.21
Comcast Corp.	4,605	157	1.50
Corning, Inc.	418	12	0.11
CSRA, Inc.	76	3	0.03
CSX Corp.	1,066	59	0.57
Cummins, Inc.	184	30	0.29
Darden Restaurants, Inc.	123	10	0.10
Deere & Co.	373	58	0.55
Delphi Technologies PLC	87	4	0.04
Delta Air Lines, Inc.	777	43	0.41
Discovery, Inc.	199	4	0.04
Discovery, Inc.	151	3	0.03
DISH Network Corp.	223	8	0.08
Dollar General Corp.	255	24	0.23
Dollar Tree, Inc.	232	22	0.21
Dover Corp.	182	18	0.17
DowDuPont, Inc.	9,605	612	5.85
DR Horton, Inc.	333	15	0.14
DXC Technology Co.	132	13	0.13
Eastman Chemical Co.	596	63	0.60

The accompanying notes are an integral part of the consolidated financial statements.
22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index (cont'd)
Eaton Corp PLC	519	$41	0.40%
eBay, Inc.	461	19	0.18
Ecolab, Inc.	1,072	147	1.40
Electronic Arts, Inc.	143	17	0.17
Emerson Electric Co.	747	51	0.49
Equifax, Inc.	140	16	0.16
Expedia Group, Inc.	120	13	0.13
Expeditors International of Washington I	211	13	0.13
F5 Networks, Inc.	29	4	0.04
Facebook, Inc.	1,098	175	1.68
Fastenal Co.	336	18	0.18
FedEx Corp.	288	69	0.66
Fidelity National Information Services I	154	15	0.14
Fiserv, Inc.	194	14	0.13
FLIR Systems, Inc.	64	3	0.03
Flowserve Corp.	152	7	0.06
Fluor Corp.	163	9	0.09
FMC Corp.	552	42	0.40
Foot Locker, Inc.	121	6	0.05
Ford Motor Co.	3,829	42	0.41
Fortive Corp.	356	28	0.26
Fortune Brands Home & Security, Inc.	180	11	0.10
Freeport-McMoRan, Inc.	5,539	97	0.93
Gap, Inc. (The)	215	7	0.06
Garmin Ltd.	109	6	0.06
Gartner, Inc.	42	5	0.05
General Dynamics Corp.	325	72	0.69
General Electric Co.	10,102	136	1.30
General Motors Co.	1,284	47	0.45
Genuine Parts Co.	144	13	0.12
Global Payments, Inc.	71	8	0.08
Goodyear Tire & Rubber Co. (The)	246	7	0.06
H&R Block, Inc.	205	5	0.05
Hanesbrands, Inc.	357	7	0.06
Harley-Davidson, Inc.	167	7	0.07
Harris Corp.	55	9	0.08
Hasbro, Inc.	111	9	0.09
Hewlett Packard Enterprise Co.	761	13	0.13
Hilton Worldwide Holdings, Inc.	200	16	0.15
Home Depot, Inc. (The)	1,154	206	1.97
Honeywell International, Inc.	889	128	1.23
HP, Inc.	774	17	0.16
IHS Markit Ltd.	424	20	0.20
Illinois Tool Works, Inc.	361	57	0.54
Ingersoll-Rand PLC	296	25	0.24
Intel Corp.	2,176	113	1.08
International Business Machines Corp.	401	62	0.59
International Flavors & Fragrances, Inc.	325	44	0.43
International Paper Co.	1,700	91	0.87
Interpublic Group of Cos., Inc. (The)	385	9	0.08
Intuit, Inc.	113	20	0.19
Jacobs Engineering Group, Inc.	140	8	0.08
JB Hunt Transport Services, Inc.	100	12	0.11
Johnson Controls International PLC	1,088	38	0.37
Juniper Networks, Inc.	176	4	0.04
Kansas City Southern	123	14	0.13
KLA-Tencor Corp.	73	8	0.08
Kohl's Corp.	165	11	0.10
L Brands, Inc.	244	9	0.09
L3 Technologies, Inc.	91	19	0.18
Lam Research Corp.	75	15	0.15

The accompanying notes are an integral part of the consolidated financial statements.
23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Security Description	Shares	Value (000)		Index Weight
JPM Custom Short U.S. Cyclicals Index (cont'd)
Leggett & Platt, Inc.	130	$6		0.06%
Lennar Corp.	199	12		0.11
Lennar Corp.	4	—	@@	—	@@@
LKQ Corp.	302	11		0.11
Lockheed Martin Corp.	292	99		0.94
Lowe's Cos., Inc.	827	73		0.69
LyondellBasell Industries N.V.	1,336	141		1.35
Macy's, Inc.	298	9		0.08
Marriott International, Inc.	306	42		0.40
Martin Marietta Materials, Inc.	259	54		0.51
Masco Corp.	372	15		0.14
Mastercard, Inc.	432	76		0.72
Mattel, Inc.	336	4		0.04
McDonald's Corp.	793	124		1.19
MGM Resorts International	507	18		0.17
Michael Kors Holdings Ltd.	148	9		0.09
Microchip Technology, Inc.	108	10		0.09
Micron Technology, Inc.	516	27		0.26
Microsoft Corp.	3,567	326		3.11
Mohawk Industries, Inc.	62	14		0.14
Monsanto Co.	1,809	211		2.02
Mosaic Co. (The)	1,445	35		0.34
Motorola Solutions, Inc.	75	8		0.08
NetApp, Inc.	125	8		0.07
Netflix, Inc.	423	125		1.19
Newell Brands, Inc.	480	12		0.12
Newmont Mining Corp.	2,195	86		0.82
News Corp.	374	6		0.06
News Corp.	119	2		0.02
Nielsen Holdings PLC	392	12		0.12
NIKE, Inc.	1,286	85		0.82
Nordstrom, Inc.	114	6		0.05
Norfolk Southern Corp.	336	46		0.44
Northrop Grumman Corp.	203	71		0.68
Norwegian Cruise Line Holdings Ltd.	174	9		0.09
Nucor Corp.	1,315	80		0.77
NVIDIA Corp.	278	64		0.62
Omnicom Group, Inc.	226	16		0.16
Oracle Corp.	1,399	64		0.61
O'Reilly Automotive, Inc.	86	21		0.20
PACCAR, Inc.	410	27		0.26
Packaging Corp. of America	388	44		0.42
Parker-Hannifin Corp.	155	27		0.25
Paychex, Inc.	148	9		0.09
PayPal Holdings, Inc.	523	40		0.38
Pentair PLC	193	13		0.13
PPG Industries, Inc.	1,056	118		1.13
PulteGroup, Inc.	272	8		0.08
PVH Corp.	76	12		0.11
Qorvo, Inc.	59	4		0.04
QUALCOMM, Inc.	684	38		0.36
Quanta Services, Inc.	176	6		0.06
Ralph Lauren Corp.	54	6		0.06
Raytheon Co.	339	73		0.70
Red Hat, Inc.	82	12		0.12
Republic Services, Inc.	267	18		0.17
Robert Half International, Inc.	147	9		0.08
Rockwell Automation, Inc.	150	26		0.25
Roper Technologies, Inc.	119	33		0.32
Ross Stores, Inc.	381	30		0.28
Royal Caribbean Cruises Ltd.	168	20		0.19

The accompanying notes are an integral part of the consolidated financial statements.
24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index (cont'd)
salesforce.com, Inc.	316	$37	0.35%
Seagate Technology PLC	133	8	0.07
Sealed Air Corp.	782	33	0.32
Sherwin-Williams Co. (The)	338	133	1.27
Signet Jewelers Ltd.	59	2	0.02
Skyworks Solutions, Inc.	85	9	0.08
Snap-on, Inc.	67	10	0.09
Southwest Airlines Co.	642	37	0.35
Stanley Black & Decker, Inc.	179	27	0.26
Starbucks Corp.	1,414	82	0.78
Stericycle, Inc.	100	6	0.06
Symantec Corp.	285	7	0.07
Synopsys, Inc.	70	6	0.06
Tapestry, Inc.	277	15	0.14
Target Corp.	535	37	0.36
TE Connectivity Ltd.	164	16	0.16
Texas Instruments, Inc.	459	48	0.46
Textron, Inc.	309	18	0.17
Tiffany & Co.	100	10	0.09
TJX Cos., Inc. (The)	623	51	0.49
Total System Services, Inc.	78	7	0.06
Tractor Supply Co.	124	8	0.07
TransDigm Group, Inc.	56	17	0.16
TripAdvisor, Inc.	106	4	0.04
Twenty-First Century Fox, Inc.	1,030	38	0.36
Twenty-First Century Fox, Inc.	430	16	0.15
Ulta Beauty, Inc.	57	12	0.11
Under Armour, Inc.	181	3	0.03
Under Armour, Inc.	182	3	0.02
Union Pacific Corp.	934	126	1.20
United Continental Holdings, Inc.	302	21	0.20
United Parcel Service, Inc.	804	84	0.80
United Rentals, Inc.	99	17	0.16
United Technologies Corp.	867	109	1.04
VeriSign, Inc.	40	5	0.05
Verisk Analytics, Inc.	181	19	0.18
VF Corp.	320	24	0.23
Viacom, Inc.	345	11	0.10
Visa, Inc.	847	101	0.97
Vulcan Materials Co.	545	62	0.59
Walt Disney Co. (The)	1,511	152	1.45
Waste Management, Inc.	472	40	0.38
Western Digital Corp.	137	13	0.12
Western Union Co. (The)	215	4	0.04
WestRock Co.	1,046	67	0.64
Whirlpool Corp.	71	11	0.10
WW Grainger, Inc.	61	17	0.16
Wyndham Worldwide Corp.	101	12	0.11
Wynn Resorts Ltd.	78	14	0.14
Xerox Corp.	99	3	0.03
Xilinx, Inc.	115	8	0.08
Xylem, Inc.	210	16	0.15
Yum! Brands, Inc.	338	29	0.28
Total		$10,459	100.00%

@@  Value is less than $500.

@@@  Index weight is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short U.S. Machinery Index as of March 29, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Machinery Index
AGCO Corp.	2,437	$158	1.52%
Caterpillar, Inc.	18,170	2,678	25.78
Cummins, Inc.	4,889	792	7.63
Deere & Co.	9,912	1,540	14.82
Dover Corp.	4,757	467	4.50
Flowserve Corp.	4,020	174	1.68
Illinois Tool Works, Inc.	10,439	1,635	15.74
Ingersoll-Rand PLC	7,598	650	6.26
PACCAR, Inc.	10,473	693	6.67
Parker-Hannifin Corp.	4,071	696	6.70
Pentair PLC	5,562	379	3.65
SPX Corp.	1,295	42	0.41
SPX FLOW, Inc.	1,273	63	0.60
Xylem, Inc.	5,454	420	4.04
Total		$10,387	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short Non-U.S. Machinery Index as of March 29, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short Non-U.S. Machinery Index
Alfa Laval AB	87,513	$2,065	2.20%
Atlas Copco AB	250,477	10,826	11.54
CNH Industrial N.V.	288,152	3,552	3.79
CRRC Corp., Ltd.	9,893,077	8,433	8.99
Doosan Infracore Co., Ltd.	42,344	388	0.41
GEA Group AG	40,470	1,719	1.83
Hino Motors Ltd.	121,416	1,558	1.66
Hitachi Construction Machinery Co., Ltd.	45,141	1,722	1.84
Hiwin Technologies Corp.	58,134	828	0.88
Hyundai Heavy Industries Co., Ltd.	12,340	1,598	1.70
Hyundai Mipo Dockyard Co., Ltd.	4,206	393	0.42
IMI PLC	57,785	875	0.93
JTEKT Corp.	71,869	1,039	1.11
Kawasaki Heavy Industries Ltd.	34,910	1,110	1.18
Komatsu Ltd.	203,712	6,709	7.15
Kone Oyj	110,583	5,509	5.87
Kubota Corp.	260,260	4,512	4.81
MAN SE	30,927	3,602	3.84
Melrose Industries PLC	411,049	1,331	1.42
Metso Oyj	31,792	1,001	1.07
NGK Insulators Ltd.	68,591	1,170	1.25
Samsung Heavy Industries Co., Ltd.	90,857	674	0.72
Sandvik AB	264,537	4,826	5.14
Schindler Holding AG	22,296	4,799	5.11
SMC Corp.	14,169	5,670	6.04
Sulzer AG	7,149	937	1.00
Sumitomo Heavy Industries Ltd.	25,949	975	1.04
Volvo AB	449,451	8,188	8.73
Wartsila Oyj Abp	124,953	2,757	2.94
Weichai Power Co., Ltd.	1,842,715	2,066	2.20
Weir Group PLC (The)	47,501	1,328	1.42
Yangzijiang Shipbuilding Holdings Ltd.	826,877	763	0.81
Zoomlion Co., Ltd.	2,358,918	902	0.96
Total		$93,825	100.00%

The accompanying notes are an integral part of the consolidated financial statements.
26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short China Autos Index as of March 29, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short China Autos Index
Brilliance China Automotive Holdings Ltd.	8,529,002	$17,800	20.81%
Dongfeng Motor Group Co., Ltd.	7,422,636	8,615	10.07
Geely Automobile Holdings Ltd.	13,781,205	39,683	46.39
Great Wall Motor Co., Ltd.	8,636,737	8,660	10.12
Guangzhou Automobile Group Co., Ltd.	5,853,383	10,784	12.61
Total		$85,542	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short Elevators Index as of March 29, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short Elevators Index
Fujitec Co., Ltd.	17,516	$231	2.41%
Kone Oyj	99,151	4,939	51.46
Schindler Holding AG	19,910	4,285	44.64
Yungtay Engineering Co., Ltd.	75,811	143	1.49
Total		$9,598	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom China Tier 2 Banks Index as of March 29, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom China Tier 2 Banks Index
Bank of Communications Co., Ltd.	230,551	$181	12.25%
China CITIC Bank Corp., Ltd.	743,160	508	34.41
China Everbright Bank Co., Ltd.	57,105	27	1.86
China Merchants Bank Co., Ltd.	131,691	539	36.57
China Minsheng Banking Corp., Ltd.	165,248	161	10.89
Chongqing Rural Commercial Bank Co., Ltd.	77,532	59	4.02
Total		$1,475	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short Metals & Mining Index as of March 29, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short Metals & Mining Index
Alumina Ltd.	47,757	$87	0.87%
Anglo American PLC	25,890	603	6.06
Antofagasta PLC	7,672	99	1.00
ArcelorMittal	13,070	413	4.15
BHP Billiton Ltd.	62,864	1,361	13.68
BHP Billiton PLC	41,424	815	8.19
BlueScope Steel Ltd.	11,040	128	1.29
Boliden AB	5,332	187	1.88
First Quantum Minerals Ltd.	12,872	180	1.81
Fortescue Metals Group Ltd.	30,649	102	1.02
Freeport-McMoRan, Inc.	26,423	464	4.67
Glencore PLC	241,247	1,196	12.03
Hitachi Metals Ltd.	4,213	49	0.49
JFE Holdings, Inc.	10,216	203	2.04
Kobe Steel Ltd.	6,063	59	0.60
Lundin Mining Corp.	12,867	84	0.85
Maruichi Steel Tube Ltd.	1,104	33	0.34
Mitsubishi Materials Corp.	2,205	65	0.65
Nippon Steel & Sumitomo Metal Corp.	14,862	322	3.24
Norsk Hydro ASA	26,297	154	1.55

The accompanying notes are an integral part of the consolidated financial statements.
27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short Metals & Mining Index (cont'd)
Nucor Corp.	6,056	$370	3.72%
Rio Tinto Ltd.	8,044	449	4.51
Rio Tinto PLC	23,678	1,198	12.05
South32 Ltd.	101,820	252	2.53
Steel Dynamics, Inc.	4,479	198	1.99
Sumitomo Metal Mining Co., Ltd.	4,798	195	1.96
Teck Resources Ltd.	10,992	283	2.84
thyssenkrupp AG	8,456	220	2.21
Turquoise Hill Resources Ltd.	19,964	61	0.61
voestalpine AG	2,217	116	1.17
Total		$9,946	100.00%

@    Value is less than $500.

†    Credit rating as issued by Standard & Poor's.

*    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

NR    Not rated.

JIBAR    Johannesburg Interbank Agreed Rate.

KORIBOR  Korea Interbank Offered Rate.

LIBOR    London Interbank Offered Rate.

PRIBOR    Prague Interbank Offered Rate.

TIIE    Interbank Equilibrium Interest Rate.

ARS  —  Argentine Peso

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNH  —  Chinese Yuan Renminbi Offshore

CNY  —  Chinese Yuan Renminbi

COP  —  Colombian Peso

CZK  —  Czech Koruna

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PLN  —  Polish Zloty

RUB  —  Russian Ruble

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	31.6%
Other**	31.5
Short-Term Investments	13.2
U.S. Treasury Securities	10.8
Investment Companies	7.1
Banks	5.8
Total Investments	100.0	%***

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with an underlying face amount of approximately $6,619,000 with net unrealized appreciation of approximately $31,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $4,000 and does not include open swap agreements with net unrealized appreciation of approximately $63,000.
The accompanying notes are an integral part of the consolidated financial statements.
28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Global Multi-Asset Income Portfolio

Consolidated Statement of Assets and Liabilities	March 29, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $12,425)	$13,308
Investment in Securities of Affiliated Issuers, at Value (Cost $2,608)	2,641
Total Investments in Securities, at Value (Cost $15,033)	15,949
Foreign Currency, at Value (Cost $66)	65
Receivable for Variation Margin on Futures Contracts	212
Receivable for Investments Sold	114
Due from Adviser	113
Unrealized Appreciation on Swap Agreements	73
Interest Receivable	60
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	24
Receivable for Variation Margin on Swap Agreements	24
Dividends Receivable	8
Tax Reclaim Receivable	5
Receivable from Affiliates	2
Other Assets	74
Total Assets	16,723
Liabilities:
Payable for Investments Purchased	616
Payable for Custodian Fees	116
Payable for Professional Fees	80
Unrealized Depreciation on Swap Agreements	65
Bank Overdraft	26
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	20
Deferred Capital Gain Country Tax	5
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Payable for Administration Fees	1
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Other Liabilities	85
Total Liabilities	1,018
Net Assets	$15,705
Net Assets Consist Of:
Paid-in-Capital	$15,029
Distributions in Excess of Net Investment Income	(137)
Accumulated Net Realized Loss	(196)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $5 of Deferred Capital Gain Country Tax)	878
Investments in Affiliates	33
Futures Contracts	31
Swap Agreements	63
Foreign Currency Forward Exchange Contracts	4
Foreign Currency Translations	—	@
Net Assets	$15,705

The accompanying notes are an integral part of the consolidated financial statements.
29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Global Multi-Asset Income Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	March 29, 2018 (000)
CLASS I:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.44
CLASS A:
Net Assets	$51
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	4,880
Net Asset Value, Redemption Price Per Share	$10.42
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.58
Maximum Offering Price Per Share	$11.00
CLASS C:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.35
CLASS IS:
Net Assets	$15,634
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,497,000
Net Asset Value, Offering and Redemption Price Per Share	$10.44

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Global Multi-Asset Income Portfolio

Consolidated Statement of Operations	Six Months Ended March 29, 2018 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$114
Dividends from Securities of Affiliated Issuers (Note G)	57
Dividends from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	52
Total Investment Income	223
Expenses:
Professional Fees	95
Custodian Fees (Note F)	92
Advisory Fees (Note B)	51
Pricing Fees	46
Registration Fees	19
Shareholder Reporting Fees	12
Administration Fees (Note C)	6
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	2
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class A	— @
Other Expenses	7
Total Expenses	334
Expenses Reimbursed by Adviser (Note B)	(209)
Waiver of Advisory Fees (Note B)	(51)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliates (Note G)	(2)
Net Expenses	68
Net Investment Income	155
Realized Gain (Loss):
Investments Sold (Net of $2 of Capital Gain Country Tax)	160
Foreign Currency Forward Exchange Contracts	20
Foreign Currency Transactions	(— @)
Futures Contracts	139
Swap Agreements	(97)
Net Realized Gain	222
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $5)	(21)
Investments in Affiliates	(19)
Foreign Currency Forward Exchange Contracts	(24)
Foreign Currency Translations	(1)
Futures Contracts	(31)
Swap Agreements	52
Net Change in Unrealized Appreciation (Depreciation)	(44)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	178
Net Increase in Net Assets Resulting from Operations	$333

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Global Multi-Asset Income Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended March 29, 2018R (unaudited) (000)	Year Ended September 30, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$155	$294
Net Realized Gain (Loss)	222	(186)
Net Change in Unrealized Appreciation (Depreciation)	(44)	677
Net Increase in Net Assets Resulting from Operations	333	785
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(— @)	(—	@)
Class A:
Net Investment Income	(— @)	(1)
Class C:
Net Investment Income	—	(—	@)
Class IS:
Net Investment Income	(52)	(246)
Total Distributions	(52)	(247)
Capital Share Transactions:(1)
Class A:
Subscribed	—	—
Distributions Reinvested	— @	—	@
Redeemed	(27)	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(27)	—	@
Total Increase in Net Assets	254	538
Net Assets:
Beginning of Period	15,451	14,913
End of Period (Including Distributions in Excess of Net Investment Income of $(137) and $(240))	$15,705	$15,451
(1) Capital Share Transactions:
Class A:
Shares Issued on Distributions Reinvested	— @@	—	@@
Shares Redeemed	(3)	—
Net Increase (Decrease) in Class A Shares Outstanding	(3)	—	@@

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Consolidated Financial Highlights

Global Multi-Asset Income Portfolio

	Class I
	Six Months Ended March 29, 2018R		Year Ended September 30,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)(3)		September 30, 2015(3)
Net Asset Value, Beginning of Period	$10.25		$9.90		$9.33		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(4)	0.10		0.19		0.15		0.07
Net Realized and Unrealized Gain (Loss)	0.12		0.32		0.62		(0.71)
Total from Investment Operations	0.22		0.51		0.77		(0.64)
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.16)		(0.20)		(0.03)
Net Asset Value, End of Period	$10.44		$10.25		$9.90		$9.33
Total Return(5)	2.08	%(7)	5.24%		8.39%		(6.42	)%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10		$10		$9
Ratio of Expenses to Average Net Assets(9)	0.94	%(6)(8)	0.93	%(6)	0.92	%(6)	0.93	%(6)(8)
Ratio of Net Investment Income to Average Net Assets(9)	1.90	%(6)(8)	1.92	%(6)	1.62	%(6)	1.72	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(8)	0.02%		0.03%		0.01	%(8)
Portfolio Turnover Rate	62	%(7)	218%		236%		139	%(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	24.77	%(8)	28.13%		6.73%		20.20	%(8)
Net Investment Loss to Average Net Assets	(21.93	)%(8)	(25.28)%		(4.19)%		(17.55	)%(8)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
33

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Consolidated Financial Highlights

Global Multi-Asset Income Portfolio

	Class A
	Six Months Ended March 29, 2018R		Year Ended September 30,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)(3)		September 30, 2015(3)
Net Asset Value, Beginning of Period	$10.23		$9.88		$9.32		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(4)	0.08		0.16		0.12		0.04
Net Realized and Unrealized Gain (Loss)	0.12		0.32		0.61		(0.69)
Total from Investment Operations	0.20		0.48		0.73		(0.65)
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		(0.13)		(0.17)		(0.03)
Net Asset Value, End of Period	$10.42		$10.23		$9.88		$9.32
Total Return(5)	2.00	%(7)	4.89%		8.10%		(6.64	)%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$51		$77		$73		$44
Ratio of Expenses to Average Net Assets(9)	1.28	%(6)(8)	1.27	%(6)	1.26	%(6)	1.27	%(6)(8)
Ratio of Net Investment Income to Average Net Assets(9)	1.58	%(6)(8)	1.59	%(6)	1.27	%(6)	1.02	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(8)	0.03%		0.04%		0.01	%(8)
Portfolio Turnover Rate	62	%(7)	218%		236%		139	%(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	7.38	%(8)	8.12%		4.74%		12.75	%(8)
Net Investment Loss to Average Net Assets	(4.52	)%(8)	(5.26)%		(2.21)%		(10.46	)%(8)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
34

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Consolidated Financial Highlights

Global Multi-Asset Income Portfolio

	Class C
	Six Months Ended March 29, 2018R		Year Ended September 30,				Period from May 8, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)(3)		September 30, 2015(3)
Net Asset Value, Beginning of Period	$10.19		$9.84		$9.30		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(4)	0.04		0.08		0.04		0.02
Net Realized and Unrealized Gain (Loss)	0.12		0.33		0.61		(0.71)
Total from Investment Operations	0.16		0.41		0.65		(0.69)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.11)		(0.01)
Net Asset Value, End of Period	$10.35		$10.19		$9.84		$9.30
Total Return(5)	1.57	%(7)	4.21%		7.11%		(6.86	)%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10		$10		$9
Ratio of Expenses to Average Net Assets(9)	2.04	%(6)(8)	2.03	%(6)	2.02	%(6)	2.03	%(6)(8)
Ratio of Net Investment Income to Average Net Assets(9)	0.79	%(6)(8)	0.80	%(6)	0.41	%(6)	0.56	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(8)	0.02%		0.03%		0.01	%(8)
Portfolio Turnover Rate	62	%(7)	218%		236%		139	%(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	24.21	%(8)	26.46%		14.16%		21.28	%(8)
Net Investment Loss to Average Net Assets	(21.38	)%(8)	(23.63)%		(11.73)%		(18.68	)%(8)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
35

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Consolidated Financial Highlights

Global Multi-Asset Income Portfolio

	Class IS
	Six Months Ended March 29, 2018R		Year Ended September 30,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)(3)		September 30, 2015(3)
Net Asset Value, Beginning of Period	$10.26		$9.90		$9.33		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(4)	0.10		0.20		0.16		0.07
Net Realized and Unrealized Gain (Loss)	0.12		0.32		0.61		(0.71)
Total from Investment Operations	0.22		0.52		0.77		(0.64)
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.16)		(0.20)		(0.03)
Net Asset Value, End of Period	$10.44		$10.26		$9.90		$9.33
Total Return(5)	2.10	%(7)	5.40%		8.44%		(6.41	)%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$15,634		$15,354		$14,820		$13,969
Ratio of Expenses to Average Net Assets(9)	0.88	%(6)(8)	0.87	%(6)	0.86	%(6)	0.87	%(6)(8)
Ratio of Net Investment Income to Average Net Assets(9)	1.97	%(6)(8)	2.00	%(6)	1.68	%(6)	1.76	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(8)	0.03%		0.04%		0.01	%(8)
Portfolio Turnover Rate	62	%(7)	218%		236%		139	%(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.24	%(8)	4.70%		3.99%		5.97	%(8)
Net Investment Loss to Average Net Assets	(1.39	)%(8)	(1.83)%		(1.45)%		(3.34	)%(8)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
36

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund", collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying consolidated financial statements relate to the Global Multi-Asset Income Portfolio. The Fund seeks to maximize current income and to seek capital appreciation over time. The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

Effective October 3, 2016, the Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Multi-Asset Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of March 29, 2018, the Subsidiary represented approximately $1,396,000 or approximately 8.89% of the total assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that

37

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the

Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund

38

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—		$556	$—	$556
Commercial Mortgage-Backed Securities	—		214	—	214
Corporate Bonds	—		1,396	—	1,396
Sovereign	—		5,046	—	5,046
U.S. Treasury Securities	—		1,722	—	1,722
Total Fixed Income Securities	—		8,934	—	8,934
Common Stocks
Aerospace & Defense	—		27	—	27
Air Freight & Logistics	—		5	—	5
Airlines	—		1	—	1
Auto Components	5		11	—	16
Automobiles	—		91	—	91
Banks	45		330	—	375
Beverages	—		38	—	38
Biotechnology	—		10	—	10
Building Products	—		34	—	34
Capital Markets	4		69	—	73
Chemicals	2		32	—	34
Commercial Services & Supplies	—		11	—	11
Communications Equipment	—		3	—	3
Construction & Engineering	—	@	135	—	135
Construction Materials	—		19	—	19
Consumer Finance	458		—	—	458
Containers & Packaging	—		1	—	1
Diversified Financial Services	—		2	—	2
Diversified Telecommunication Services	—		37	—	37
Electric Utilities	74		42	—	116
Electrical Equipment	—		23	—	23
Equity Real Estate Investment Trusts (REITs)	469		233	—	702
Food & Staples Retailing	4		16	—	20
Food Products	—		35	—	35
Gas Utilities	12		51	—	63
Health Care Equipment & Supplies	—		14	—	14
Health Care Providers & Services	1		8	—	9
Hotels, Restaurants & Leisure	—		64	—	64
Household Durables	—		4	—	4
Household Products	—		14	—	14
Independent Power & Renewable Electricity Producers	—		1	—	1

39

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Industrial Conglomerates	$—		$22		$—		$22
Information Technology Services	—		86		—		86
Insurance	11		63		—		74
Internet Software & Services	—		—	@	—		—	@
Life Sciences Tools & Services	—		2		—		2
Machinery	—		5		—		5
Marine	—		3		—		3
Media	2		24		—		26
Metals & Mining	9		39		—		48
Multi-Line Retail	—		3		—		3
Multi-Utilities	63		60		—		123
Oil, Gas & Consumable Fuels	227		99		—		326
Paper & Forest Products	—		5		—		5
Personal Products	—		30		—		30
Pharmaceuticals	—		91		—		91
Professional Services	—		89		—		89
Real Estate Management & Development	5		243		—		248
Road & Rail	7		23		—		30
Semiconductors & Semiconductor Equipment	—		13		—	@	13
Software	1		11		—		12
Specialty Retail	—		6		—		6
Textiles, Apparel & Luxury Goods	—		37		—		37
Tobacco	—		20		—		20
Trading Companies & Distributors	—		18		—		18
Transportation Infrastructure	2		180		—		182
Water Utilities	26		19		—		45
Wireless Telecommunication Services	4		9		—		13
Total Common Stocks	1,431		2,561		—	@	3,992
Investment Companies	1,294		3		—		1,297
Right	—	@	—		—		—	@
Short-Term Investments
Investment Company	1,347		—		—		1,347
U.S. Treasury Security	—		379		—		379
Total Short-Term Investments	1,347		379		—		1,726
Foreign Currency Forward Exchange Contracts	—		24		—		24
Futures Contracts	71		—		—		71
Credit Default Swap Agreements	—		8		—		8
Interest Rate Swap Agreements	—		76		—		76
Total Return Swap Agreements	—		73		—		73
Total Assets	4,143		12,058		—		16,201
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(20)	$—		$(20)
Futures Contracts	(40)	—	—		(40)
Interest Rate Swap Agreements	—	(32)	—		(32)
Total Return Swap Agreements	—	(62)	—		(62)
Total Liabilities	(40)	(114)	—		(154)
Total	$4,103	$11,944	$—	@	$16,047

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 29, 2018, securities with a total value of approximately $2,550,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at September 30, 2017, were valued using other significant observable inputs at March 29, 2018. At March 29, 2018, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance		$—	@
Purchases		—
Sales		—
Amortization of discount		—
Transfers in		—
Transfers out		—
Corporate actions		—
Change in unrealized appreciation (depreciation)		(—	@)
Realized gains (losses)		—
Ending Balance		$—	@
Net change in unrealized appreciation (depreciation) from investments still held as of March 29, 2018	$	(—	@)

@  Value is less than $500.

40

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments.

41

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The

42

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Consolidated Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to

43

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 29, 2018:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$24
Futures Contract	Variation Margin on Futures Contract	Commodity Risk	18	(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	8	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	45	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	73
Swap Agreements	Variation Margin on Swap Agreements	Credit Risk	8	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	76	(a)
Total			$252
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(20)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(33	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(7	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(62)
Swap Agreement	Unrealized Depreciation on Swap Agreement	Interest Rate Risk	(3)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(29	)(a)
Total			$(154)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative

44

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

contract for the six months ended March 29, 2018 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk Foreign Currency Forward	Exchange Contracts	$20
Commodity Risk	Futures Contracts	(20)
Equity Risk	Futures Contracts	239
Interest Rate Risk	Futures Contracts	(80)
Credit Risk	Swap Agreements	5
Equity Risk	Swap Agreements	(3)
Interest Rate Risk	Swap Agreements	(99)
Total		$62
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk Foreign Currency Forward	Exchange Contracts	$(24)
Commodity Risk	Futures Contracts	17
Equity Risk	Futures Contracts	(77)
Interest Rate Risk	Futures Contracts	29
Equity Risk	Swap Agreements	3
Credit Risk	Swap Agreements	(1)
Interest Rate Risk	Swap Agreements	50
Total		$(3)

At March 29, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$24	$(20)
Swap Agreements	73	(65)
Total	$97	$(85)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment

(close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 29, 2018:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$—	@	$—	$—	$—	@
Bank of America NA	2		(2)	—	0
Bank of Montreal	—	@	—	—	—	@
Barclays Bank PLC	1		(1)	—	0
Citibank NA	6		(6)	—	0
Commonwealth Bank of Australia	—	@	(— @)	—	0
Credit Suisse International	—	@	—	—	—	@
Goldman Sachs International	—	@	(— @)	—	0
JPMorgan Chase Bank NA	80		(67)	—	13
Royal Bank of Canada	1		(1)	—	0
State Street Bank and Trust Co.	5		(— @)	—	5
UBS AG	2		(2)	—	0
Total	$97		$(79)	$—	$18

45

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$2		$(2)	$—	$0
Barclays Bank PLC	3		(1)	—	2
Citibank NA	7		(6)	—	1
Commonwealth Bank of Australia	—	@	(— @)	—	0
Goldman Sachs International	1		(— @)	—	1
JPMorgan Chase Bank NA	67		(67)	—	0
Royal Bank of Canada	1		(1)	—	0
State Street Bank and Trust Co.	—	@	(— @)	—	0
UBS AG	4		(2)	—	2
Total	$85		$(79)	$—	$6

@ Amount is less than $500.

For the six months ended March 29, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$9,889,000
Futures Contracts:
Average monthly original value	$8,366,000
Swap Agreements:
Average monthly notional amount	$6,651,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown.

However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.65% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 2.05% for Class C shares and 0.90% for

46

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 29, 2018, approximately $51,000 of advisory fees were waived and approximately $213,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Trust pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust. Effective January 1, 2018, BFDS changed its name to DST Asset Manager Solutions, Inc.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 29, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $9,035,000 and $8,468,000, respectively. For the six months ended March 29, 2018, purchases and sales of long-term U.S. Government securities were approximately $296,000 and $50,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 29, 2018, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

The Fund invests in Morgan Stanley Institutional Fund, Inc. — Emerging Markets Fixed Income Opportunities Portfolio ("Emerging Markets Fixed Income Opportunities Portfolio"), an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund

47

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Emerging Markets Fixed Income Opportunities Portfolio. For the six months ended March 29, 2018, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Emerging Markets Fixed Income Opportunities Portfolio. The Emerging Markets Fixed Income Opportunities Portfolio has a cost basis of approximately $711,000 at March 29, 2018.

The Fund invests in Morgan Stanley Institutional Fund Trust — High Yield Portfolio ("High Yield Portfolio"), an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the High Yield Portfolio. For the six months ended March 29, 2018, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the High Yield Portfolio. The High Yield Portfolio has a cost basis of approximately $550,000 at March 29, 2018.

A summary of the Fund's transactions in share of the affiliated investments companies during the six months ended March 29, 2018 are as follows:

Affiliated Investment Company	Value September 30, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,909	$4,030	$4,592	$9
Emerging Markets Fixed Income Opportunities Portfolio	762	—	—	28
High Yield Portfolio	551	—	—	20
	$3,222	$4,030	$4,592	$57
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 29, 2018 (000)
Liquidity Funds	$—	$—	$1,347
Emerging Markets Fixed Income Opportunities Portfolio	—	(8)	754
High Yield Portfolio	—	(11)	540
	$—	$(19)	$2,641

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provi-

sions of the Rule. For the six months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Consolidated Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax

48

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:	2016 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$247	$308

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions, paydown adjustments, nondeductible expenses, and tax adjustments on passive foreign investment companies sold by the Fund, resulted in the following reclassifications among the components of net assets at September 30, 2017:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(258)	$264	$(6)

At September 30, 2017, the Fund had no distributable earnings on a tax basis.

At September 30, 2017, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $300,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2017, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $86,000.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. These also include non-specified ordinary losses incurred after December 31 but within the same taxable year. For the year ended September 30, 2017, the Fund deferred to October 1, 2017 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$68	$—

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 29, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At March 29, 2018, the Fund did not have record owners of 10% or greater.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

49

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

50

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

51

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

52

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

53

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFGMAPSAN
2100480 EXP 05.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Semi-Annual Report

March 29, 2018

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	37
Consolidated Statement of Operations	39
Consolidated Statements of Changes in Net Assets	40
Consolidated Financial Highlights	42
Notes to Consolidated Financial Statements	47
Privacy Notice	60
Trustee and Officer Information	63

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Strategist Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon

President and Principal Executive Officer

April 2018

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Consolidated Expense Example (unaudited)

Global Strategist Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 29, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/17	Actual Ending Account Value 3/29/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Strategist Portfolio Class I	$1,000.00	$1,038.80	$1,021.29	$3.71	$3.68	0.73%
Global Strategist Portfolio Class A	1,000.00	1,037.50	1,019.70	5.33	5.29	1.05
Global Strategist Portfolio Class L	1,000.00	1,034.40	1,017.35	7.71	7.64	1.52
Global Strategist Portfolio Class C	1,000.00	1,033.20	1,015.81	9.28	9.20	1.83
Global Strategist Portfolio Class IS	1,000.00	1,038.50	1,021.44	3.56	3.53	0.70

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (54.1%)
Agency Adjustable Rate Mortgage (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation, Conventional Pool:
12 Month USD LIBOR + 1.62%, 2.50%, 7/1/45	$211	$213
Agency Fixed Rate Mortgages (2.6%)
United States (2.6%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 1/1/44 - 6/1/45	1,293	1,300
6.50%, 5/1/32 - 7/1/32	46	52
7.50%, 5/1/35	5	6
Federal National Mortgage Association,
April TBA:
3.00%, 4/1/33 (a)	250	250
3.50%, 4/1/48 (a)	1,654	1,658
4.00%, 4/1/48 (a)	1,134	1,164
4.50%, 4/1/48 (a)	500	524
Conventional Pools:
3.00%, 3/1/30 - 5/1/30	304	304
3.50%, 3/1/47	204	204
4.00%, 4/1/45 - 9/1/45	1,238	1,275
4.50%, 3/1/41 - 11/1/44	299	314
5.00%, 1/1/41 - 3/1/41	756	818
6.00%, 1/1/38	6	7
6.50%, 12/1/29	15	17
7.00%, 2/1/31	75	77
7.50%, 8/1/37	10	12
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 - 11/20/42	421	439
5.50%, 8/15/39	43	46
		8,467
Asset-Backed Securities (0.1%)
United States (0.1%)
CVS Pass-Through Trust,
6.04%, 12/10/28	304	328
Collateralized Mortgage Obligations — Agency Collateral Series (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation,
2.79%, 1/25/22	75	75
2.97%, 10/25/21	90	90
IO REMIC
6.05% - 1 Month USD LIBOR, 4.27%, 4/15/39 (b)	64	5
		170
Commercial Mortgage-Backed Securities (0.8%)
United States (0.8%)
CGDB Commercial Mortgage Trust,
1 Month USD LIBOR + 2.50%, 4.28%, 5/15/30 (b)(c)	100	101
	Face Amount (000)		Value (000)
COMM Mortgage Trust,
2.87%, 2/10/48 (c)		$450	$375
3.28%, 1/10/46		305	304
4.73%, 7/15/47 (b)(c)		152	134
JP Morgan Chase Commercial Mortgage Securities Trust,
4.39%, 7/15/46 (c)		100	103
JPMBB Commercial Mortgage Securities Trust,
3.96%, 9/15/47 (b)(c)		105	90
4.56%, 9/15/47 (b)(c)		263	220
4.66%, 8/15/47 (b)(c)		214	184
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	259
WFCG Commercial Mortgage Trust,
1 Month USD LIBOR + 3.14%, 4.92%, 11/15/29 (b)(c)		321	322
WFRBS Commercial Mortgage Trust,
3.99%, 10/15/57 (b)(c)		362	291
5.03%, 9/15/46 (b)(c)		375	355
			2,738
Corporate Bonds (11.7%)
Australia (0.4%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	400	528
Commonwealth Bank of Australia,
1.75%, 11/7/19 (c)		$350	344
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		270	292
Macquarie Group Ltd.,
4.15%, 3/27/24 (c)		125	126
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		170	171
			1,461
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26		250	249
Canada (0.7%)
Goldcorp, Inc.,
3.70%, 3/15/23		198	197
Province of Alberta Canada,
1.75%, 8/26/20		700	684
Province of British Columbia Canada,
2.00%, 10/23/22		700	675
Royal Bank of Canada,
2.75%, 2/1/22		625	617
			2,173
Chile (0.1%)
Banco del Estado de Chile,
2.67%, 1/8/21 (c)		300	294

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
China (0.1%)
Baidu, Inc.,
2.88%, 7/6/22		$200	$194
3.25%, 8/6/18		225	226
			420
Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		630	676
France (0.9%)
Air Liquide Finance SA,
1.75%, 9/27/21 (c)		200	191
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	EUR	500	635
BNP Paribas SA,
3.80%, 1/10/24 (c)		$525	524
5.00%, 1/15/21		95	100
BPCE SA,
5.15%, 7/21/24 (c)		450	470
Danone SA,
1.69%, 10/30/19 (c)		475	466
Electricite de France SA,
5.00%, 1/22/26 (d)	EUR	300	396
TOTAL SA,
2.71%, 5/5/23 (d)		100	129
3.88%, 5/18/22 (d)		100	135
			3,046
Germany (0.7%)
BMW US Capital LLC,
2.15%, 4/6/20 (c)		$525	517
Daimler Finance North America LLC,
1.50%, 7/5/19 (c)		300	295
Deutsche Bank AG,
2.70%, 7/13/20		625	612
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (c)		150	148
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41	EUR	400	573
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19 (c)		$250	245
			2,390
Hong Kong (0.1%)
CK Hutchison International 16 Ltd.,
1.88%, 10/3/21 (c)		200	191
India (0.1%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26		200	191
Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		315	284
	Face Amount (000)		Value (000)
Italy (0.1%)
FCA Bank SpA,
1.38%, 4/17/20	EUR	250	$316
Telecom Italia Finance SA,
7.75%, 1/24/33		80	147
			463
Korea, Republic of (0.1%)
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (c)		$200	200
Malaysia (0.2%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)		675	668
Netherlands (0.4%)
ABN AMRO Bank N.V.,
2.88%, 6/30/25	EUR	250	323
Cooperatieve Rabobank UA,
3.95%, 11/9/22		$250	253
Series G
3.75%, 11/9/20	EUR	300	402
ING Bank N.V.,
5.80%, 9/25/23 (c)		$240	260
			1,238
Spain (0.3%)
Banco Santander SA,
5.18%, 11/19/25		600	627
Telefonica Emisiones SAU,
4.71%, 1/20/20	EUR	300	401
			1,028
Sweden (0.1%)
Skandinaviska Enskilda Banken AB,
2.30%, 3/11/20		$525	518
Switzerland (0.5%)
Credit Suisse AG,
0.63%, 11/20/18	EUR	550	681
Credit Suisse Group AG,
3.57%, 1/9/23 (c)		$325	323
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (c)		500	495
			1,499
United Arab Emirates (0.1%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (c)		200	200
United Kingdom (0.8%)
BP Capital Markets PLC,
2.50%, 11/6/22		275	266
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38		100	132
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	450	622
Nationwide Building Society,
3.77%, 3/8/24 (c)		$300	299
3.90%, 7/21/25 (c)		200	202

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United Kingdom (cont'd)
NGG Finance PLC,
5.63%, 6/18/73	GBP	200	$312
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23		$550	544
Standard Chartered PLC,
2.10%, 8/19/19 (c)		300	296
			2,673
United States (5.6%)
Abbott Laboratories,
3.40%, 11/30/23		325	322
Air Lease Corp.,
2.13%, 1/15/20		400	393
Amazon.com, Inc.,
2.80%, 8/22/24 (c)		375	364
American Express Credit Corp.,
MTN
2.20%, 3/3/20		375	370
3.30%, 5/3/27		350	340
Apple, Inc.,
2.50%, 2/9/22		500	493
AT&T, Inc.,
4.25%, 3/1/27		450	456
4.50%, 3/9/48		91	85
5.15%, 2/14/50		100	101
Bank of America Corp.,
4.24%, 4/24/38		325	333
MTN
4.00%, 1/22/25		375	375
Becton Dickinson and Co.,
2.89%, 6/6/22		375	364
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44		195	211
Capital One Financial Corp.,
2.50%, 5/12/20		250	246
3.30%, 10/30/24		325	314
Capital One NA,
1.85%, 9/13/19		400	393
Charter Communications Operating LLC/ Charter Communications Operating Capital,
4.91%, 7/23/25		100	102
6.48%, 10/23/45		150	165
Citigroup, Inc.,
5.50%, 9/13/25		250	271
8.13%, 7/15/39		175	266
Coca-Cola Co. (The),
3.20%, 11/1/23		250	252
Comcast Corp.,
4.60%, 8/15/45		130	135
ConocoPhillips Co.,
4.95%, 3/15/26		200	219
CVS Health Corp.,
3.70%, 3/9/23		950	956
	Face Amount (000)	Value (000)
Discover Bank,
3.10%, 6/4/20	$525	$523
Discovery Communications LLC,
2.95%, 3/20/23	250	241
Duke Energy Corp.,
1.80%, 9/1/21	275	262
Five Corners Funding Trust,
4.42%, 11/15/23 (c)	350	366
Ford Motor Credit Co., LLC,
2.68%, 1/9/20	300	298
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35	250	245
General Motors Financial Co., Inc.,
2.35%, 10/4/19	200	198
Goldman Sachs Group, Inc. (The),
2.30%, 12/13/19	340	337
MTN
4.80%, 7/8/44	275	297
Home Depot, Inc. (The),
5.88%, 12/16/36	100	129
HSBC USA, Inc.,
3.50%, 6/23/24	100	100
Johnson Controls International PLC,
3.90%, 2/14/26	175	176
JPMorgan Chase & Co.,
2.25%, 1/23/20	900	889
3.78%, 2/1/28	325	323
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)	100	104
Lockheed Martin Corp.,
3.55%, 1/15/26	250	248
McDonald's Corp.,
MTN
3.38%, 5/26/25	275	272
Medtronic, Inc.,
3.63%, 3/15/24	250	253
Merck & Co., Inc.,
2.80%, 5/18/23	250	247
Metropolitan Life Global Funding I,
2.40%, 1/8/21 (c)	525	516
Microsoft Corp.,
1.55%, 8/8/21	525	504
NBC Universal Media LLC,
4.38%, 4/1/21	175	182
NextEra Energy Capital Holdings, Inc.,
3.55%, 5/1/27	350	341
Oracle Corp.,
3.40%, 7/8/24	175	175
PepsiCo, Inc.,
3.60%, 3/1/24	250	256
PNC Bank NA,
3.10%, 10/25/27	425	406
QUALCOMM, Inc.,
2.60%, 1/30/23	275	264
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
Rockwell Collins, Inc.,
1.95%, 7/15/19		$525	$519
Thermo Fisher Scientific, Inc.,
2.95%, 9/19/26		275	257
UnitedHealth Group, Inc.,
2.88%, 3/15/23		250	246
4.25%, 3/15/43		150	154
Verizon Communications, Inc.,
4.67%, 3/15/55		231	221
Visa, Inc.,
3.15%, 12/14/25		200	196
Walmart, Inc.,
2.55%, 4/11/23		200	196
Wells Fargo & Co.,
3.00%, 10/23/26		850	797
			18,264
			38,126
Mortgages — Other (0.4%)
United States (0.4%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36		35	21
6.00%, 4/25/36		7	8
ChaseFlex Trust,
6.00%, 2/25/37		30	24
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 - 7/25/46		517	496
3.50%, 5/25/45 - 7/25/46		653	644
4.00%, 5/25/45		61	61
GSR Mortgage Loan Trust,
5.75%, 1/25/37		20	18
Lehman Mortgage Trust,
5.50%, 11/25/35		7	7
6.50%, 9/25/37		27	20
			1,299
Sovereign (28.3%)
Australia (0.9%)
Australia Government Bond,
2.75%, 11/21/27	AUD	2,590	2,016
3.00%, 3/21/47		63	47
3.25%, 4/21/25		1,140	918
			2,981
Austria (0.5%)
Republic of Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	1,360	1,776
Belgium (1.3%)
Kingdom of Belgium Government Bond,
0.80%, 6/22/25 (c)		3,440	4,363
Bermuda (0.1%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)		$390	412
	Face Amount (000)		Value (000)
Brazil (3.9%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21	BRL	39,995	$12,734
Canada (1.3%)
Canadian Government Bond,
0.50%, 3/1/22	CAD	1,802	1,323
1.50%, 6/1/26		4,010	2,980
2.75%, 12/1/48		52	45
			4,348
China (0.3%)
Sinopec Group Overseas Development 2013 Ltd.,
2.63%, 10/17/20	EUR	300	391
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)		$575	566
			957
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	1,820	300
France (1.1%)
French Republic Government Bond OAT,
1.00%, 5/25/27	EUR	480	612
1.75%, 5/25/23		1,590	2,133
2.00%, 5/25/48 (c)		63	85
3.25%, 5/25/45		440	757
			3,587
Germany (0.8%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/26		200	240
1.25%, 8/15/48		96	120
4.25%, 7/4/39		820	1,645
4.75%, 7/4/34		240	472
			2,477
Greece (0.6%)
Hellenic Republic Government Bond,
3.75%, 1/30/28		1,630	1,922
Hungary (0.1%)
Hungary Government International Bond,
5.75%, 11/22/23		$360	398
Indonesia (0.1%)
Indonesia Government International Bond,
5.88%, 1/15/24		360	397
Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	210	346
Italy (2.0%)
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22		1,780	2,282
2.20%, 6/1/27		1,020	1,313
2.35%, 9/15/24 (c)		1,468	2,109
5.00%, 9/1/40		380	649
			6,353

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Japan (7.2%)
Japan Finance Organization for Municipalities,
1.90%, 6/22/18	JPY	60,000	$566
Japan Government Five Year Bond,
0.20%, 3/20/19		142,000	1,339
Japan Government Ten Year Bond,
0.10%, 6/20/26		378,000	3,591
0.50%, 9/20/24		428,000	4,174
1.10%, 3/20/21 - 6/20/21		616,900	6,021
Japan Government Thirty Year Bond,
0.30%, 6/20/46		126,600	1,066
0.80%, 9/20/47		17,850	171
1.70%, 6/20/33		288,000	3,281
2.00%, 9/20/40		256,000	3,116
			23,325
Malaysia (0.1%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	1,600	414
Mexico (0.8%)
Mexican Bonos,
Series M
5.75%, 3/5/26	MXN	8,000	400
6.50%, 6/10/21		22,000	1,186
7.50%, 6/3/27		6,000	334
Petroleos Mexicanos,
4.88%, 1/18/24		$530	539
6.38%, 1/23/45		140	137
			2,596
Netherlands (0.5%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	1,260	1,547
New Zealand (0.2%)
New Zealand Government Bond,
3.00%, 4/20/29	NZD	1,060	771
Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (c)	NOK	2,000	262
Poland (0.1%)
Republic of Poland Government Bond,
4.00%, 10/25/23	PLN	860	271
Portugal (1.9%)
Portugal Obrigacoes do Tesouro OT,
2.13%, 10/17/28 (c)	EUR	290	375
2.88%, 7/21/26 (c)		1,708	2,362
4.13%, 4/14/27 (c)		1,904	2,876
5.65%, 2/15/24 (c)		330	522
			6,135
Russia (0.4%)
Russian Federal Bond — OFZ,
7.00%, 8/16/23	RUB	79,090	1,414
	Face Amount (000)		Value (000)
Spain (1.7%)
Spain Government Bond,
0.40%, 4/30/22	EUR	2,560	$3,208
1.40%, 4/30/28 (c)		530	667
4.40%, 10/31/23 (c)		560	845
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)		466	646
			5,366
Sweden (0.1%)
Sweden Government Bond,
1.00%, 11/12/26	SEK	1,270	159
United Kingdom (2.0%)
United Kingdom Gilt,
1.25%, 7/22/27	GBP	1,180	1,636
1.50%, 1/22/21 - 7/22/47		585	828
3.50%, 1/22/45		1,150	2,223
4.25%, 6/7/32 - 9/7/39		860	1,683
			6,370
			91,981
U.S. Treasury Securities (10.0%)
United States (10.0%)
U.S. Treasury Bonds,
2.50%, 2/15/45		$5,080	4,640
2.75%, 11/15/47		615	588
3.50%, 2/15/39		2,590	2,847
U.S. Treasury Notes,
0.38%, 1/15/27		872	850
0.50%, 1/15/28		16,266	15,981
1.38%, 1/31/21		1,900	1,847
1.75%, 5/15/23		3,500	3,362
2.25%, 2/15/27		2,640	2,538
			32,653
Total Fixed Income Securities (Cost $169,816)			175,975
	Shares
Common Stocks (39.2%)
Australia (1.3%)
ACN 004 410 833 Ltd. (e)(f)		14,100	—
AGL Energy Ltd.		2,914	49
Alumina Ltd.		10,352	19
Amcor Ltd.		4,942	54
AMP Ltd.		12,464	48
APA Group		4,697	29
Aristocrat Leisure Ltd.		2,271	42
ASX Ltd.		815	35
Aurizon Holdings Ltd.		8,714	29
AusNet Services		7,529	10
Australia & New Zealand Banking Group Ltd.		13,249	275
Bank of Queensland Ltd.		1,678	14
Bendigo & Adelaide Bank Ltd.		2,141	16
BHP Billiton Ltd.		13,259	293
Boral Ltd.		4,953	28

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
Brambles Ltd.	6,774	$52
Caltex Australia Ltd.	1,135	28
Challenger Ltd.	2,417	22
CIMIC Group Ltd.	413	14
Coca-Cola Amatil Ltd.	2,427	16
Cochlear Ltd.	241	34
Commonwealth Bank of Australia	7,461	417
Computershare Ltd.	1,983	27
Crown Resorts Ltd.	1,521	15
CSL Ltd.	1,915	230
Dexus REIT	4,112	30
Domino's Pizza Enterprises Ltd.	261	8
Flight Centre Travel Group Ltd.	245	11
Fortescue Metals Group Ltd.	6,417	21
Goodman Group REIT	7,660	50
GPT Group (The) REIT	7,637	28
Harvey Norman Holdings Ltd.	2,321	7
Healthscope Ltd.	7,144	11
Incitec Pivot Ltd.	7,134	19
Insurance Australia Group Ltd.	10,264	59
James Hardie Industries PLC CDI	1,900	34
Lend Lease Group REIT	2,339	31
Macquarie Group Ltd.	1,299	104
Medibank Pvt Ltd.	11,660	26
Mirvac Group REIT	15,799	26
National Australia Bank Ltd.	12,106	266
Newcrest Mining Ltd.	3,174	48
Oil Search Ltd.	5,761	32
Orica Ltd.	1,585	22
Origin Energy Ltd. (e)	7,407	50
Qantas Airways Ltd.	2,040	9
QBE Insurance Group Ltd.	6,116	45
Ramsay Health Care Ltd.	589	28
REA Group Ltd.	223	14
Rio Tinto Ltd.	1,767	99
Santos Ltd. (e)	7,625	30
Scentre Group REIT	22,654	67
Seek Ltd.	1,414	20
Shopping Centres Australasia Property Group REIT	59	—	@
Sonic Healthcare Ltd.	1,757	31
South32 Ltd.	22,055	55
Stockland REIT	11,191	35
Suncorp Group Ltd.	5,441	56
Sydney Airport	4,663	24
Tabcorp Holdings Ltd.	8,407	29
Telstra Corp., Ltd.	18,032	44
TPG Telecom Ltd.	1,437	6
Transurban Group	8,629	76
Treasury Wine Estates Ltd.	3,103	41
Vicinity Centres REIT	14,112	26
Vocus Group Ltd.	2,251	4
	Shares	Value (000)
Wesfarmers Ltd.	4,751	$152
Westfield Corp. REIT	8,374	55
Westpac Banking Corp.	14,646	324
Woodside Petroleum Ltd.	3,235	73
Woolworths Group Ltd.	5,528	112
		4,134
Austria (0.1%)
BUWOG AG (e)	172	6
Erste Group Bank AG	1,437	72
IMMOFINANZ AG	3,441	9
Raiffeisen Bank International AG (e)	600	23
voestalpine AG	1,248	66
		176
Belgium (0.2%)
Ageas	778	40
Anheuser-Busch InBev SA N.V.	3,184	350
Colruyt SA	247	14
Groupe Bruxelles Lambert SA	331	38
KBC Group N.V.	2,330	203
Proximus SADP	628	19
Solvay SA	307	43
Telenet Group Holding N.V. (e)	220	15
UCB SA	517	42
Umicore SA	773	41
		805
Canada (1.7%)
Agnico Eagle Mines Ltd.	900	38
Alimentation Couche-Tard, Inc., Class B	1,831	82
AltaGas Ltd.	800	15
ARC Resources Ltd.	1,445	16
Atco Ltd., Class I	400	13
Bank of Montreal	2,698	204
Bank of Nova Scotia (The)	5,011	309
Barrick Gold Corp.	4,625	58
BCE, Inc.	800	34
Blackberry Ltd. (e)	2,120	24
Bombardier, Inc. (e)	7,998	23
Brookfield Asset Management, Inc., Class A	3,613	141
CAE, Inc.	1,000	19
Cameco Corp.	1,734	16
Canadian Imperial Bank of Commerce	1,638	145
Canadian National Railway Co.	3,276	239
Canadian Natural Resources Ltd.	4,529	142
Canadian Pacific Railway Ltd.	800	141
Canadian Tire Corp., Ltd., Class A	400	53
Canadian Utilities Ltd., Class A	700	19
CCL Industries, Inc., Class B	900	45
Cenovus Energy, Inc.	3,469	30
CGI Group, Inc., Class A (e)	1,000	58
CI Financial Corp.	1,000	21
Constellation Software, Inc.	100	68
Crescent Point Energy Corp.	2,313	16

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
Dollarama, Inc.	600	$73
Eldorado Gold Corp. (e)	2,794	2
Element Fleet Management Corp.	1,638	5
Emera, Inc.	300	9
Empire Co., Ltd., Class A	800	16
Enbridge, Inc.	4,047	127
Encana Corp.	4,047	44
Fairfax Financial Holdings Ltd.	100	51
Finning International, Inc.	800	19
First Capital Realty, Inc.	700	11
First Quantum Minerals Ltd.	2,794	39
Fortis, Inc.	1,734	58
Franco-Nevada Corp.	800	55
George Weston Ltd.	300	24
Gildan Activewear, Inc.	900	26
Goldcorp, Inc.	3,373	47
Great-West Lifeco, Inc.	1,200	31
H&R Real Estate Investment Trust REIT	800	13
Husky Energy, Inc.	1,498	21
Hydro One Ltd. (c)	900	15
IGM Financial, Inc.	500	15
Imperial Oil Ltd.	1,156	31
Industrial Alliance Insurance & Financial Services, Inc.	600	25
Intact Financial Corp.	700	53
Inter Pipeline Ltd.	1,445	25
Jean Coutu Group PJC, Inc. (The), Class A	400	8
Keyera Corp.	900	23
Kinross Gold Corp. (e)	4,914	19
Linamar Corp.	300	16
Loblaw Cos., Ltd.	973	49
Magna International, Inc.	1,638	92
Manulife Financial Corp.	8,383	156
Methanex Corp.	500	30
Metro, Inc.	1,000	32
National Bank of Canada	1,300	61
Nutrien Ltd.	2,969	140
Onex Corp.	500	36
Open Text Corp.	1,000	35
Pembina Pipeline Corp.	2,258	70
Peyto Exploration & Development Corp.	800	7
Power Corp. of Canada	1,542	35
Power Financial Corp.	1,100	28
PrairieSky Royalty Ltd.	777	17
Restaurant Brands International, Inc.	1,000	57
RioCan Real Estate Investment Trust REIT	800	15
Rogers Communications, Inc., Class B	1,542	69
Royal Bank of Canada	6,167	476
Saputo, Inc.	1,100	35
Seven Generations Energy Ltd., Class A (e)	1,100	14
Shaw Communications, Inc., Class B	1,734	33
SmartCentres Real Estate Investment Trust REIT	400	9
	Shares	Value (000)
SNC-Lavalin Group, Inc.	800	$35
Sun Life Financial, Inc.	2,505	103
Suncor Energy, Inc.	7,088	245
Teck Resources Ltd., Class B	2,409	62
TELUS Corp.	900	32
Thomson Reuters Corp.	1,300	50
Toronto-Dominion Bank (The)	7,709	437
Tourmaline Oil Corp.	900	15
TransCanada Corp.	3,662	151
Trisura Group Ltd. (e)	27	1
Turquoise Hill Resources Ltd. (e)	4,240	13
Valeant Pharmaceuticals International, Inc. (e)	1,300	21
Vermilion Energy, Inc.	600	19
West Fraser Timber Co., Ltd.	400	27
Wheaton Precious Metals Corp.	1,831	37
Yamana Gold, Inc.	3,662	10
		5,624
China (0.0%)
Yum China Holdings, Inc.	536	22
Denmark (0.5%)
AP Moller - Maersk A/S Series A	16	24
AP Moller - Maersk A/S Series B	31	48
Carlsberg A/S Series B	55	7
Coloplast A/S Series B	67	6
Danske Bank A/S	3,389	127
DSV A/S	7,330	578
ISS A/S	5,446	202
Novo Nordisk A/S Series B	10,917	537
Novozymes A/S Series B	1,553	80
TDC A/S (e)	301	2
Vestas Wind Systems A/S	1,954	140
		1,751
Finland (0.2%)
Elisa Oyj	622	28
Fortum Oyj	1,901	41
Kone Oyj, Class B	1,466	73
Metso Oyj	490	15
Neste Oyj	568	40
Nokia Oyj	25,458	141
Nokian Renkaat Oyj	503	23
Orion Oyj, Class B	455	14
Sampo Oyj, Class A	1,940	108
Stora Enso Oyj, Class R	2,428	45
UPM-Kymmene Oyj	2,325	86
Wartsila Oyj Abp	1,947	43
		657
France (4.6%)
Accor SA	15,566	841
Aeroports de Paris (ADP)	727	158
Air Liquide SA	1,822	223
Airbus SE	2,498	289
Alstom SA	653	29

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Amundi SA (c)	254	$20
ArcelorMittal (e)	2,814	89
Arkema SA	289	38
Atos SE	4,686	642
AXA SA	8,252	220
BioMerieux	178	15
BNP Paribas SA	10,223	758
Bollore SA	3,690	20
Bouygues SA	12,485	626
Bureau Veritas SA	1,127	29
Capgemini SE	8,557	1,067
Carrefour SA	2,421	50
Casino Guichard Perrachon SA	234	11
Cie de Saint-Gobain	13,151	695
Cie Generale des Etablissements Michelin SCA	727	107
CNP Assurances	719	18
Credit Agricole SA	10,252	167
Danone SA	2,579	209
Dassault Aviation SA	11	21
Dassault Systemes SE	556	76
Edenred	948	33
Eiffage SA	312	36
Electricite de France SA	2,431	35
Engie SA	7,847	131
Essilor International Cie Generale d'Optique SA	881	119
Eurazeo SA	183	17
Eurofins Scientific	48	25
Eutelsat Communications SA	748	15
Faurecia SA	318	26
Fonciere Des Regions REIT	142	16
Gecina SA REIT	202	35
Getlink SE	15,448	221
Hermes International	135	80
ICADE REIT	142	14
Iliad SA	111	23
Imerys SA	153	15
Ingenico Group SA	252	21
Ipsen SA	161	25
JCDecaux SA	315	11
Kering SA	324	155
Klepierre SA REIT	934	38
L'Oreal SA	1,077	243
Lagardere SCA	507	14
Legrand SA	1,126	88
LVMH Moet Hennessy Louis Vuitton SE	1,195	369
Natixis SA	8,845	73
Orange SA	8,468	144
Pernod Ricard SA	918	153
Peugeot SA	57,538	1,386
Publicis Groupe SA	884	62
	Shares	Value (000)
Remy Cointreau SA	98	$14
Renault SA	815	99
Rexel SA	14,020	237
Safran SA	1,417	150
Sanofi	4,747	381
Schneider Electric SE	2,415	212
SCOR SE	731	30
SEB SA	97	19
SES SA	1,554	21
Societe BIC SA	121	12
Societe Generale SA	7,184	391
Sodexo SA	391	39
STMicroelectronics N.V.	2,874	64
Suez	1,869	27
Teleperformance	248	38
Thales SA	455	55
TOTAL SA	10,018	569
Ubisoft Entertainment SA (e)	269	23
Unibail-Rodamco SE REIT	423	97
Valeo SA	1,017	67
Veolia Environnement SA	2,104	50
Vinci SA	20,707	2,039
Vivendi SA	4,390	114
Wendel SA	119	19
		14,808
Germany (2.2%)
1&1 Drillisch AG	229	15
Adidas AG	796	193
Allianz SE (Registered)	1,905	431
Axel Springer SE	209	18
BASF SE	3,917	398
Bayer AG (Registered)	3,534	400
Bayerische Motoren Werke AG	1,410	153
Bayerische Motoren Werke AG (Preference)	235	22
Beiersdorf AG	431	49
Brenntag AG	662	39
Commerzbank AG (e)	9,990	130
Continental AG	466	129
Covestro AG (c)	686	68
Daimler AG (Registered)	4,076	346
Deutsche Bank AG (Registered)	8,716	122
Deutsche Boerse AG	7,513	1,023
Deutsche Lufthansa AG (Registered)	1,009	32
Deutsche Post AG (Registered)	4,123	180
Deutsche Telekom AG (Registered)	14,179	231
Deutsche Wohnen SE	1,505	70
E.ON SE	9,573	106
Evonik Industries AG	692	24
Fraport AG Frankfurt Airport Services Worldwide	1,923	190
Fresenius Medical Care AG & Co., KGaA	920	94
Fresenius SE & Co., KGaA	1,772	135
Fuchs Petrolub SE (Preference)	297	16

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Germany (cont'd)
GEA Group AG	747	$32
Hannover Rueck SE (Registered)	254	35
HeidelbergCement AG	645	63
Henkel AG & Co., KGaA	444	56
Henkel AG & Co., KGaA (Preference)	764	100
Hochtief AG	82	15
Hugo Boss AG	273	24
Infineon Technologies AG	4,979	133
Innogy SE (c)	610	29
K+S AG (Registered)	808	23
KION Group AG	304	28
LANXESS AG	390	30
Linde AG (e)	799	168
MAN SE	149	17
Merck KGaA	550	53
METRO AG	762	14
MTU Aero Engines AG	221	37
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	659	153
OSRAM Licht AG	422	31
Porsche Automobil Holding SE (Preference)	654	54
ProSiebenSat.1 Media SE (Registered)	1,002	35
QIAGEN N.V. (e)	928	30
RTL Group SA	165	14
RWE AG (e)	2,264	56
SAP SE	4,174	437
Schaeffler AG (Preference)	1,000	15
Siemens AG (Registered)	3,283	419
Symrise AG	530	43
Telefonica Deutschland Holding AG	3,188	15
thyssenKrupp AG	1,850	48
Uniper SE	858	26
United Internet AG (Registered)	521	33
Volkswagen AG	138	28
Volkswagen AG (Preference)	797	159
Vonovia SE	2,087	104
Wirecard AG	514	61
Zalando SE (c)(e)	481	26
		7,258
Greece (0.0%)
National Bank of Greece SA (e)	95	—	@
Hong Kong (0.7%)
AIA Group Ltd.	54,000	461
ASM Pacific Technology Ltd.	1,000	14
Bank of East Asia Ltd. (The)	5,597	22
BOC Hong Kong Holdings Ltd.	17,000	83
Cathay Pacific Airways Ltd. (e)	5,000	9
CK Asset Holdings Ltd.	11,864	100
CK Hutchison Holdings Ltd.	11,864	143
CK Infrastructure Holdings Ltd.	3,500	29
CLP Holdings Ltd.	7,500	77
First Pacific Co., Ltd.	10,000	5
Galaxy Entertainment Group Ltd.	10,000	92
	Shares	Value (000)
Hanergy Thin Film Power Group Ltd. (e)(f)(g)	42,000	$—	@
Hang Lung Group Ltd.	4,000	13
Hang Lung Properties Ltd.	10,000	23
Hang Seng Bank Ltd.	3,500	82
Henderson Land Development Co., Ltd.	5,491	36
HK Electric Investments & HK Electric Investments Ltd. (c)	12,000	12
HKT Trust & HKT Ltd.	11,000	14
Hong Kong & China Gas Co., Ltd.	37,951	78
Hong Kong Exchanges & Clearing Ltd.	5,257	173
Hongkong Land Holdings Ltd.	5,200	36
Hysan Development Co., Ltd.	3,000	16
I-CABLE Communications Ltd. (e)	7,559	—	@
Jardine Matheson Holdings Ltd.	1,000	62
Kerry Properties Ltd.	3,000	14
Li & Fung Ltd.	26,000	13
Link REIT	10,033	86
Melco Resorts & Entertainment Ltd. ADR	800	23
MGM China Holdings Ltd.	4,000	10
MTR Corp., Ltd.	6,819	37
New World Development Co., Ltd.	27,998	40
NWS Holdings Ltd.	7,000	13
PCCW Ltd.	19,000	11
Power Assets Holdings Ltd.	6,000	54
Sands China Ltd.	10,800	59
Shangri-La Asia Ltd.	6,000	12
Sino Land Co., Ltd.	13,696	22
SJM Holdings Ltd.	9,000	8
Sun Hung Kai Properties Ltd.	6,504	104
Swire Pacific Ltd., Class A	2,500	25
Swire Properties Ltd.	5,150	18
Techtronic Industries Co., Ltd.	6,000	35
WH Group Ltd. (c)	36,000	39
Wharf Holdings Ltd. (The)	6,200	21
Wharf Real Estate Investment Co., Ltd. (e)	6,200	41
Wheelock & Co., Ltd.	4,000	29
Wynn Macau Ltd.	7,200	26
Yue Yuen Industrial Holdings Ltd.	3,500	14
		2,334
Ireland (0.2%)
AIB Group PLC	3,434	21
Bank of Ireland Group PLC (e)	8,693	76
CRH PLC	9,771	332
Kerry Group PLC, Class A	668	68
Paddy Power Betfair PLC	339	35
		532
Italy (1.2%)
Assicurazioni Generali SpA	5,238	101
Atlantia SpA	26,617	825
CNH Industrial N.V.	4,426	55
Davide Campari-Milano SpA	2,512	19
Enel SpA	34,836	213
Eni SpA	10,807	190
EXOR N.V.	460	33

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Italy (cont'd)
Ferrari N.V.	529	$64
Fiat Chrysler Automobiles N.V. (e)	4,587	94
Intesa Sanpaolo SpA	127,824	467
Leonardo SpA	1,745	20
Luxottica Group SpA	728	45
Mediobanca Banca di Credito Finanziario SpA	85,050	1,001
Poste Italiane SpA (c)	2,227	20
Prysmian SpA	882	28
Recordati SpA	449	17
Snam SpA	9,785	45
Telecom Italia SpA (e)	48,672	46
Telecom Italia SpA	25,645	21
Tenaris SA	2,020	35
Terna Rete Elettrica Nazionale SpA	6,075	36
UniCredit SpA (e)	17,852	375
Unione di Banche Italiane SpA	4,533	21
UnipolSai Assicurazioni SpA	4,206	10
		3,781
Netherlands (1.0%)
ABN AMRO Group N.V. CVA (c)	3,026	91
Aegon N.V.	7,530	51
AerCap Holdings N.V. (e)	600	30
Akzo Nobel N.V.	1,076	102
Altice N.V., Class A (e)	2,318	19
ASML Holding N.V.	1,687	334
Boskalis Westminster	386	11
Coca-Cola European Partners PLC	1,351	56
Heineken Holding N.V.	492	51
Heineken N.V.	1,108	119
ING Groep N.V.	36,538	617
Koninklijke Ahold Delhaize N.V.	5,613	133
Koninklijke DSM N.V.	772	77
Koninklijke KPN N.V.	14,633	44
Koninklijke Philips N.V.	4,006	154
Koninklijke Vopak N.V.	298	15
NN Group	1,295	58
NXP Semiconductors (e)	1,500	176
Randstad Holding N.V.	10,851	715
RELX N.V.	4,124	86
Unilever N.V. CVA	6,959	393
Wolters Kluwer N.V.	1,286	68
		3,400
New Zealand (0.0%)
Auckland International Airport Ltd.	4,487	20
Contact Energy Ltd.	3,355	13
Fletcher Building Ltd.	3,166	14
Mercury NZ Ltd.	3,250	7
Meridian Energy Ltd.	6,024	12
Ryman Healthcare Ltd.	1,773	14
Spark New Zealand Ltd.	8,402	20
		100
	Shares	Value (000)
Norway (0.4%)
Akastor ASA (e)	1,833	$3
Aker Solutions ASA (e)	1,833	10
DNB ASA	11,838	231
Kvaerner ASA (e)	1,677	3
Norsk Hydro ASA	13,781	81
Orkla ASA	10,248	110
REC Silicon ASA (e)	6,482	1
Seadrill Ltd. (e)	328	—	@
Statoil ASA	13,168	312
Subsea 7 SA	3,127	40
Telenor ASA	16,272	370
Yara International ASA	2,039	87
		1,248
Poland (0.0%)
Jeronimo Martins SGPS SA	2,885	53
Portugal (0.0%)
Galp Energia SGPS SA	2,692	51
Pharol SGPS SA (Registered) (e)	11,120	3
		54
Spain (0.9%)
Abertis Infraestructuras SA	2,939	66
ACS Actividades de Construccion y Servicios SA	1,046	41
Aena SME SA (c)	287	58
Amadeus IT Group SA, Class A	1,871	138
Banco Bilbao Vizcaya Argentaria SA	61,692	488
Banco de Sabadell SA	50,012	102
Banco Santander SA	142,890	932
Bankia SA	10,174	46
Bankinter SA	6,336	65
CaixaBank SA	29,070	139
Enagas SA	972	27
Endesa SA	1,354	30
Ferrovial SA	2,106	44
Gas Natural SDG SA	1,504	36
Grifols SA	1,272	36
Iberdrola SA	24,544	180
Industria de Diseno Textil SA	4,624	145
International Consolidated Airlines Group SA	2,656	23
Mapfre SA	4,603	15
Red Electrica Corp., SA	1,857	38
Repsol SA	5,312	94
Siemens Gamesa Renewable Energy SA	1,036	17
Telefonica SA	19,332	192
		2,952
Sweden (0.5%)
Alfa Laval AB	1,300	31
Assa Abloy AB, Class B	4,433	96
Atlas Copco AB, Class A	2,942	127
Atlas Copco AB, Class B	1,714	67
Boliden AB	1,187	42

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Sweden (cont'd)
Electrolux AB, Class B	1,052	$33
Essity AB, Class B (e)	2,703	75
Getinge AB, Class B	992	11
Hennes & Mauritz AB, Class B	4,087	61
Hexagon AB, Class B	1,132	68
Husqvarna AB, Class B	1,834	18
ICA Gruppen AB	349	12
Industrivarden AB, Class C	745	17
Investor AB, Class B	2,044	91
Kinnevik AB, Class B	1,053	38
L E Lundbergforetagen AB, Class B	170	12
Lundin Petroleum AB (e)	820	21
Millicom International Cellular SA SDR	294	20
Nordea Bank AB	13,312	142
Sandvik AB	4,880	90
Securitas AB, Class B	1,371	23
Skandinaviska Enskilda Banken AB, Class A	6,697	70
Skanska AB, Class B	1,490	30
SKF AB, Class B	1,669	34
Svenska Handelsbanken AB, Class A	6,613	83
Swedbank AB, Class A	3,958	89
Swedish Match AB	793	36
Tele2 AB, Class B	1,568	19
Telefonaktiebolaget LM Ericsson, Class B	13,867	88
Telia Co., AB	11,358	54
Volvo AB, Class B	6,825	125
		1,723
Switzerland (1.8%)
ABB Ltd. (Registered)	15,395	367
Adecco Group AG (Registered)	13,543	965
Cie Financiere Richemont SA (Registered)	2,189	197
Credit Suisse Group AG (Registered) (e)	6,709	113
Geberit AG (Registered)	368	163
Givaudan SA (Registered)	41	93
Idorsia Ltd. (e)	434	10
Julius Baer Group Ltd. (e)	948	58
Kuehne + Nagel International AG (Registered)	301	47
LafargeHolcim Ltd. (Registered) (e)	140	8
LafargeHolcim Ltd. (Registered) (e)	1,737	95
Lonza Group AG (Registered) (e)	214	50
Nestle SA (Registered)	15,648	1,239
Novartis AG (Registered)	9,684	783
Roche Holding AG (Genusschein)	2,636	605
SGS SA (Registered)	24	59
Sonova Holding AG (Registered)	392	62
Swatch Group AG (The)	144	64
Swiss Re AG	549	56
Swisscom AG (Registered)	306	152
Transocean Ltd. (e)	1,334	13
UBS Group AG (Registered) (e)	12,506	220
Zurich Insurance Group AG (e)	1,038	341
		5,760
	Shares	Value (000)
United Kingdom (3.4%)
3i Group PLC	4,140	$50
Admiral Group PLC	860	22
Anglo American PLC	5,774	135
Antofagasta PLC	1,709	22
Ashtead Group PLC	2,146	58
Associated British Foods PLC	1,520	53
AstraZeneca PLC	5,492	378
Auto Trader Group PLC (c)	4,260	21
Aviva PLC	17,454	122
Babcock International Group PLC	1,072	10
BAE Systems PLC	13,566	111
Barclays PLC	73,599	215
Barratt Developments PLC	4,284	32
Berkeley Group Holdings PLC	553	29
BHP Billiton PLC	9,147	180
BP PLC	84,636	570
British American Tobacco PLC	9,748	566
British American Tobacco PLC ADR	702	40
British Land Co., PLC (The) REIT	4,193	38
BT Group PLC	36,401	116
Bunzl PLC	1,445	42
Burberry Group PLC	1,881	45
Capita PLC	2,838	6
Carnival PLC	842	54
Centrica PLC	23,520	47
Cobham PLC (e)	10,338	18
Coca-Cola HBC AG (e)	788	29
Compass Group PLC	6,795	139
ConvaTec Group PLC (c)	5,953	17
Croda International PLC	566	36
DCC PLC	386	36
Diageo PLC	10,771	364
Direct Line Insurance Group PLC	5,938	32
Dixons Carphone PLC	4,138	11
easyJet PLC	676	15
Experian PLC	4,053	88
Ferguson PLC	1,113	84
Fresnillo PLC	959	17
G4S PLC	6,701	23
GKN PLC	7,278	47
GlaxoSmithKline PLC	21,269	413
Glencore PLC (e)	53,082	264
Hammerson PLC REIT	3,399	26
Hargreaves Lansdown PLC	1,118	26
Hikma Pharmaceuticals PLC	611	10
HSBC Holdings PLC	86,893	812
IMI PLC	1,180	18
Imperial Brands PLC	4,009	137
Inmarsat PLC	1,969	10
InterContinental Hotels Group PLC	785	47
International Game Technology PLC	210	6
Intertek Group PLC	699	46

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Intu Properties PLC REIT	3,776	$11
Investec PLC	2,867	22
ITV PLC	15,241	31
J Sainsbury PLC	7,046	24
Johnson Matthey PLC	822	35
Kingfisher PLC	9,464	39
Land Securities Group PLC REIT	3,192	42
Legal & General Group PLC	25,648	93
Lloyds Banking Group PLC	309,994	282
London Stock Exchange Group PLC	1,340	78
Marks & Spencer Group PLC	6,960	26
Mediclinic International PLC	1,583	13
Meggitt PLC	3,368	20
Merlin Entertainments PLC (c)	3,094	15
Micro Focus International PLC	1,887	26
Micro Focus International PLC ADR	410	6
Mondi PLC	1,581	43
National Grid PLC	14,653	165
Next PLC	618	41
Old Mutual PLC	21,313	72
Paragon Offshore PLC (e)(g)	303	—
Pearson PLC	3,588	38
Persimmon PLC	1,312	47
Provident Financial PLC	653	6
Prudential PLC	11,160	279
Randgold Resources Ltd.	401	33
Reckitt Benckiser Group PLC	2,907	246
RELX PLC	4,609	95
Rio Tinto PLC	5,311	270
Rolls-Royce Holdings PLC (e)	7,194	88
Royal Bank of Scotland Group PLC (e)	15,337	56
Royal Dutch Shell PLC, Class A	19,362	608
Royal Dutch Shell PLC, Class B	16,217	523
Royal Mail PLC	3,833	29
RSA Insurance Group PLC	4,414	39
Sage Group PLC (The)	4,674	42
Schroders PLC	537	24
Segro PLC REIT	4,278	36
Severn Trent PLC	1,006	26
Shire PLC	3,901	194
Shire PLC ADR	235	35
Sky PLC	4,394	80
Smith & Nephew PLC	3,778	71
Smiths Group PLC	1,707	36
SSE PLC	4,325	77
St. James's Place PLC	2,278	35
Standard Chartered PLC	14,263	143
Standard Life Aberdeen PLC	11,545	58
Tate & Lyle PLC	1,989	15
Taylor Wimpey PLC	13,982	36
Tesco PLC	35,031	101
Travis Perkins PLC	1,081	19
	Shares	Value (000)
TUI AG	1,902	$41
Unilever PLC	5,487	305
United Utilities Group PLC	2,907	29
Vodafone Group PLC	115,327	316
Weir Group PLC (The)	951	27
Whitbread PLC	786	41
Wm Morrison Supermarkets PLC	9,355	28
WPP PLC	5,508	88
		11,077
United States (18.3%)
3M Co.	679	149
Abbott Laboratories	2,841	170
AbbVie, Inc.	2,055	194
Abercrombie & Fitch Co., Class A	272	7
Accenture PLC, Class A	1,386	213
ACCO Brands Corp.	268	3
Adient PLC	251	15
Adobe Systems, Inc. (e)	1,410	305
Adtalem Global Education, Inc. (e)	25	1
Advance Auto Parts, Inc.	336	40
Advanced Micro Devices, Inc. (e)	1,139	11
AdvanSix, Inc. (e)	259	9
AES Corp.	373	4
Aetna, Inc.	917	155
Aflac, Inc.	554	24
Agilent Technologies, Inc.	896	60
Air Products & Chemicals, Inc.	358	57
Akamai Technologies, Inc. (e)	572	41
Alcoa Corp. (e)	317	14
Alexion Pharmaceuticals, Inc. (e)	563	63
Allegheny Technologies, Inc. (e)	374	9
Allegion PLC	337	29
Allergan PLC	336	57
Allstate Corp. (The)	311	29
Alphabet, Inc., Class A (e)	596	618
Alphabet, Inc., Class C (e)	701	723
Altria Group, Inc.	3,213	200
Amazon.com, Inc. (e)	695	1,006
AMC Networks, Inc., Class A (e)	25	1
Ameren Corp.	983	56
American Electric Power Co., Inc.	1,503	103
American Express Co.	1,443	135
American Tower Corp. REIT	1,417	206
Ameriprise Financial, Inc.	886	131
AmerisourceBergen Corp.	1,115	96
AMETEK, Inc.	375	28
Amgen, Inc.	1,839	313
Amphenol Corp., Class A	286	25
Anadarko Petroleum Corp.	897	54
Analog Devices, Inc.	1,529	139
Annaly Capital Management, Inc. REIT	960	10
Anthem, Inc.	701	154
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Aon PLC	311	$44
Apache Corp.	959	37
Apple, Inc.	17,877	2,999
Applied Materials, Inc.	2,411	134
Archer-Daniels-Midland Co.	900	39
Arconic, Inc.	556	13
AT&T, Inc.	14,692	524
Automatic Data Processing, Inc.	695	79
AutoZone, Inc. (e)	341	221
AvalonBay Communities, Inc. REIT	609	100
Avery Dennison Corp.	676	72
Avon Products, Inc. (e)	2,449	7
Baker Hughes a GE Co.	1,445	40
Ball Corp.	653	26
Bank of America Corp.	26,009	780
Bank of New York Mellon Corp. (The)	3,503	180
Baxter International, Inc.	1,450	94
BB&T Corp.	2,169	113
Becton Dickinson & Co.	936	203
Bed Bath & Beyond, Inc.	621	13
Berkshire Hathaway, Inc., Class B (e)	321	64
Best Buy Co., Inc.	591	41
Biogen, Inc. (e)	657	180
Blackhawk Network Holdings, Inc. (e)	63	3
BlackRock, Inc.	332	180
Boeing Co. (The)	1,070	351
Booking Holdings, Inc. (e)	369	768
Boston Properties, Inc. REIT	575	71
Boston Scientific Corp. (e)	3,589	98
Brighthouse Financial, Inc. (e)	25	1
Bristol-Myers Squibb Co.	2,654	168
Broadcom Ltd.	694	164
Brown-Forman Corp., Class B	69	4
Bunge Ltd.	315	23
CA, Inc.	665	23
California Resources Corp. (e)	261	4
Campbell Soup Co.	328	14
Capital One Financial Corp.	34,988	3,353
Cardinal Health, Inc.	962	60
CarMax, Inc. (e)	358	22
Carnival Corp.	694	45
Cars.com, Inc. (e)	235	7
Caterpillar, Inc.	1,471	217
CBRE Group, Inc., Class A (e)	1,816	86
CBS Corp., Class B	2,044	105
CDK Global, Inc.	369	23
Celanese Corp. Series A	327	33
Celgene Corp. (e)	1,769	158
CenterPoint Energy, Inc.	1,461	40
CenturyLink, Inc.	1,232	20
Cerner Corp. (e)	923	54
CF Industries Holdings, Inc.	828	31
	Shares	Value (000)
CH Robinson Worldwide, Inc.	364	$34
Charles Schwab Corp. (The)	2,112	110
Charter Communications, Inc., Class A (e)	601	187
Chemours Co. (The)	348	17
Chesapeake Energy Corp. (e)	1,464	4
Chevron Corp.	3,154	360
Chipotle Mexican Grill, Inc. (e)	331	107
Chubb Ltd.	275	38
Cigna Corp.	969	163
Cintas Corp.	565	96
Cisco Systems, Inc.	14,425	619
CIT Group, Inc.	683	35
Citigroup, Inc.	5,297	358
Citrix Systems, Inc. (e)	593	55
Cleveland-Cliffs, Inc. (e)	256	2
Clorox Co. (The)	391	52
CME Group, Inc.	321	52
CNX Resources Corp. (e)	865	13
Coca-Cola Co. (The)	9,683	421
Cognizant Technology Solutions Corp., Class A	1,764	142
Colgate-Palmolive Co.	2,909	209
Comcast Corp., Class A	10,862	371
Comerica, Inc.	328	31
Conagra Brands, Inc.	1,016	37
Concho Resources, Inc. (e)	343	52
Conduent, Inc. (e)	315	6
ConocoPhillips	2,349	139
CONSOL Energy, Inc. (e)	72	2
Consolidated Edison, Inc.	900	70
Constellation Brands, Inc., Class A	337	77
Corning, Inc.	1,469	41
Costco Wholesale Corp.	2,012	379
Crimson Wine Group Ltd. (e)	358	4
Crown Castle International Corp. REIT	876	96
Crown Holdings, Inc. (e)	275	14
CSX Corp.	2,345	131
Cummins, Inc.	637	103
CVS Health Corp.	621	39
Danaher Corp.	290	28
Darden Restaurants, Inc.	296	25
DaVita, Inc. (e)	563	37
Deere & Co.	996	155
Dell Technologies, Inc., Class V (e)	629	46
Denbury Resources, Inc. (e)	360	1
Devon Energy Corp.	705	22
Diamond Offshore Drilling, Inc. (e)	51	1
Discover Financial Services	45,794	3,294
Discovery Communications, Inc., Class A (e)	673	14
Discovery Communications, Inc., Class C (e)	1,390	27
Dollar General Corp.	299	28
Dollar Tree, Inc. (e)	321	30
Dominion Energy, Inc.	1,845	124

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Donnelley Financial Solutions, Inc. (e)	363	$6
Dover Corp.	332	33
DowDuPont, Inc.	1,780	113
Dr Pepper Snapple Group, Inc.	352	42
DTE Energy Co.	629	66
Duke Energy Corp.	1,696	131
Dun & Bradstreet Corp. (The)	362	42
DXC Technology Co.	299	30
Eastman Chemical Co.	362	38
Eaton Corp., PLC	954	76
eBay, Inc. (e)	2,545	102
Ecolab, Inc.	611	84
Edison International	1,390	88
Edwards Lifesciences Corp. (e)	327	46
Eli Lilly & Co.	1,508	117
Emerson Electric Co.	1,697	116
Engility Holdings, Inc. (e)	21	1
Entergy Corp.	562	44
EOG Resources, Inc.	1,476	155
EQT Corp.	310	15
Equifax, Inc.	605	71
Equity Residential REIT	1,007	62
ESC Seventy Seven (e)(g)	275	—
Estee Lauder Cos., Inc. (The), Class A	1,012	151
Exelon Corp.	2,403	94
Expedia Group, Inc.	337	37
Expeditors International of Washington, Inc.	323	20
Express Scripts Holding Co. (e)	2,132	147
Exxon Mobil Corp.	7,693	574
Fastenal Co.	696	38
FedEx Corp.	631	151
Fidelity National Information Services, Inc.	237	23
Fifth Third Bancorp	2,872	91
First Solar, Inc. (e)	326	23
FirstEnergy Corp.	992	34
Fiserv, Inc. (e)	1,066	76
Flowserve Corp.	360	16
Fluor Corp.	297	17
FMC Corp.	327	25
Ford Motor Co.	3,207	36
Fortive Corp.	310	24
Four Corners Property Trust, Inc. REIT	325	7
Franklin Resources, Inc.	1,070	37
Freeport-McMoRan, Inc. (e)	847	15
Frontier Communications Corp.	370	3
GameStop Corp., Class A	374	5
Gannett Co., Inc.	281	3
Gap, Inc. (The)	633	20
General Dynamics Corp.	378	83
General Electric Co.	7,136	96
General Mills, Inc.	1,536	69
Genuine Parts Co.	237	21
	Shares	Value (000)
GGP, Inc. REIT	383	$8
Gilead Sciences, Inc.	2,872	217
Goldman Sachs Group, Inc. (The)	1,544	389
H&R Block, Inc.	1,087	28
Halliburton Co.	2,117	99
Halyard Health, Inc. (e)	253	12
Harris Corp.	19	3
Hartford Financial Services Group, Inc. (The)	336	17
Hasbro, Inc.	290	24
HCP, Inc. REIT	607	14
Helmerich & Payne, Inc.	326	22
Henry Schein, Inc. (e)	865	58
Hershey Co. (The)	316	31
Hess Corp.	586	30
Hewlett Packard Enterprise Co.	3,598	63
Hologic, Inc. (e)	633	24
Home Depot, Inc. (The)	369	66
Honeywell International, Inc.	1,499	217
Host Hotels & Resorts, Inc. REIT	2,681	50
HP, Inc.	3,598	79
Humana, Inc.	279	75
Huntington Bancshares, Inc.	275	4
Huntington Ingalls Industries, Inc.	51	13
IHS Markit Ltd. (e)	985	47
ILG, Inc.	379	12
Illinois Tool Works, Inc.	967	151
Illumina, Inc. (e)	311	74
Ingersoll-Rand PLC	284	24
Ingevity Corp. (e)	36	3
Intel Corp.	6,228	324
Intercontinental Exchange, Inc.	1,391	101
International Business Machines Corp.	2,548	391
International Flavors & Fragrances, Inc.	337	46
International Paper Co.	301	16
Interpublic Group of Cos., Inc. (The)	1,701	39
Intuit, Inc.	983	170
Intuitive Surgical, Inc. (e)	917	379
Invesco Ltd.	1,433	46
Iron Mountain, Inc. REIT	960	32
ITT, Inc.	260	13
Jabil, Inc.	263	8
Jacobs Engineering Group, Inc.	301	18
Janus Henderson Group PLC	52	2
JB Hunt Transport Services, Inc.	336	39
JBG SMITH Properties REIT	232	8
JC Penney Co., Inc. (e)	120	—	@
JM Smucker Co. (The)	342	42
Johnson & Johnson	4,724	605
Johnson Controls International PLC	892	31
JPMorgan Chase & Co.	13,013	1,431
Juniper Networks, Inc.	1,851	45
KBR, Inc.	311	5
Kellogg Co.	637	41

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
KeyCorp	3,522	$69
Keysight Technologies, Inc. (e)	270	14
Kimberly-Clark Corp.	1,406	155
Kimco Realty Corp. REIT	929	13
KLA-Tencor Corp.	627	68
Knowles Corp. (e)	277	3
Kohl's Corp.	659	43
Kraft Heinz Co. (The)	911	57
Kroger Co. (The)	4,144	99
L Brands, Inc.	855	33
L3 Technologies, Inc.	237	49
Laboratory Corp. of America Holdings (e)	317	51
Lam Research Corp.	311	63
Lamb Weston Holdings, Inc.	373	22
Las Vegas Sands Corp.	632	45
Legg Mason, Inc.	858	35
Leucadia National Corp.	923	21
Liberty Global PLC, Class A (e)	948	30
Liberty Global PLC Series C (e)	1,645	50
Liberty Latin America Ltd., Class A (e)	297	6
Liberty Latin America Ltd., Class C (e)	248	5
Liberty Property Trust REIT	300	12
Lockheed Martin Corp.	328	111
Loews Corp.	348	17
LogMeIn, Inc.	268	31
Lowe's Cos., Inc.	2,323	204
LSC Communications, Inc.	363	6
LyondellBasell Industries N.V., Class A	305	32
M&T Bank Corp.	286	53
Macerich Co. (The) REIT	367	21
Macy's, Inc.	289	9
Mallinckrodt PLC (e)	331	5
ManpowerGroup, Inc.	586	67
Marathon Oil Corp.	1,228	20
Marathon Petroleum Corp.	1,438	105
Marriott International, Inc., Class A	927	126
Marriott Vacations Worldwide Corp.	374	50
Marsh & McLennan Cos., Inc.	348	29
Marvell Technology Group Ltd.	1,005	21
Mastercard, Inc., Class A	3,175	556
Mattel, Inc.	607	8
Maxim Integrated Products, Inc.	595	36
McDonald's Corp.	1,762	276
McKesson Corp.	654	92
Medtronic PLC	2,841	228
Merck & Co., Inc.	5,302	289
MetLife, Inc.	317	15
MGM Resorts International	941	33
Microchip Technology, Inc.	279	25
Micron Technology, Inc. (e)	1,745	91
Microsoft Corp.	12,671	1,156
Molson Coors Brewing Co., Class B	559	42
	Shares	Value (000)
Mondelez International, Inc., Class A	2,654	$111
Monsanto Co.	869	101
Moody's Corp.	389	63
Mosaic Co. (The)	643	16
Motorola Solutions, Inc.	560	59
Murphy Oil Corp.	373	10
Murphy USA, Inc. (e)	270	20
Mylan N.V. (e)	865	36
Nasdaq, Inc.	873	75
National Oilwell Varco, Inc.	1,432	53
Navient Corp.	1,700	22
NetApp, Inc.	1,069	66
Netflix, Inc. (e)	700	207
NetScout Systems, Inc. (e)	2,328	61
New York Community Bancorp, Inc.	1,484	19
Newfield Exploration Co. (e)	306	7
Newmont Mining Corp.	964	38
News Corp., Class A	1,443	23
News Corp., Class B	360	6
NextEra Energy, Inc.	953	156
NIKE, Inc., Class B	2,163	144
NiSource, Inc.	53	1
Noble Corp., PLC (e)	248	1
Noble Energy, Inc.	910	28
Nordstrom, Inc.	320	15
Norfolk Southern Corp.	1,391	189
Northern Trust Corp.	27	3
Northrop Grumman Corp.	300	105
NOW, Inc. (e)	363	4
Nucor Corp.	315	19
NVIDIA Corp.	1,202	278
O'Reilly Automotive, Inc. (e)	287	71
Occidental Petroleum Corp.	2,392	155
Omnicom Group, Inc.	881	64
ONE Gas, Inc.	380	25
ONEOK, Inc.	955	54
Oracle Corp.	7,706	353
Owens-Illinois, Inc. (e)	286	6
PACCAR, Inc.	901	60
Patterson Cos., Inc.	290	6
Paychex, Inc.	680	42
PayPal Holdings, Inc. (e)	2,545	193
Pentair PLC	301	20
People's United Financial, Inc.	332	6
PepsiCo, Inc.	2,326	254
Perrigo Co., PLC	327	27
Pfizer, Inc.	9,755	346
PG&E Corp.	960	42
Philip Morris International, Inc.	2,680	266
Phillips 66	1,444	138
Pioneer Natural Resources Co.	277	48
Pitney Bowes, Inc.	899	10
PNC Financial Services Group, Inc. (The)	1,490	225

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
PPG Industries, Inc.	312	$35
PPL Corp.	1,485	42
Praxair, Inc.	660	95
Procter & Gamble Co. (The)	6,496	515
Progressive Corp. (The)	343	21
ProLogis, Inc. REIT	1,440	91
Prudential Financial, Inc.	311	32
Public Service Enterprise Group, Inc.	1,503	75
Public Storage REIT	951	191
QEP Resources, Inc. (e)	358	3
QUALCOMM, Inc.	4,050	224
Quality Care Properties, Inc. REIT (e)	291	6
Quest Diagnostics, Inc.	317	32
Ralph Lauren Corp.	38	4
Range Resources Corp.	559	8
Rayonier Advanced Materials, Inc.	351	8
Rayonier, Inc. REIT	360	13
Raytheon Co.	321	69
Regency Centers Corp. REIT	337	20
Regions Financial Corp.	5,025	93
Republic Services, Inc.	911	60
Robert Half International, Inc.	686	40
Rockwell Automation, Inc.	689	120
Rockwell Collins, Inc.	295	40
Roper Technologies, Inc.	341	96
Ross Stores, Inc.	971	76
Royal Caribbean Cruises Ltd.	701	83
RR Donnelley & Sons Co.	353	3
S&P Global, Inc.	875	167
Sabra Health Care, Inc. REIT	358	6
salesforce.com, Inc. (e)	1,505	175
Schlumberger Ltd.	4,062	263
Sealed Air Corp.	367	16
Sempra Energy	915	102
Sherwin-Williams Co. (The)	51	20
Simon Property Group, Inc. REIT	1,506	232
SLM Corp. (e)	1,518	17
Southern Co. (The)	2,108	94
Southwest Airlines Co.	341	20
Southwestern Energy Co. (e)	922	4
Sprint Corp. (e)	7,600	37
Stanley Black & Decker, Inc.	342	52
Starbucks Corp.	2,875	166
State Street Corp.	918	92
Stericycle, Inc. (e)	290	17
Stryker Corp.	918	148
SunTrust Banks, Inc.	1,707	116
Symantec Corp.	2,163	56
Synchrony Financial	91,868	3,080
Sysco Corp.	2,322	139
T Rowe Price Group, Inc.	988	107
T-Mobile US, Inc. (e)	242	15
	Shares	Value (000)
Tapestry, Inc.	680	$36
Target Corp.	795	55
TE Connectivity Ltd.	980	98
TechnipFMC PLC	881	26
TEGNA, Inc.	275	3
Tenet Healthcare Corp. (e)	299	7
Texas Instruments, Inc.	3,596	374
Textron, Inc.	638	38
Thermo Fisher Scientific, Inc.	983	203
Tiffany & Co.	344	34
Time Warner, Inc.	2,345	222
TJX Cos., Inc. (The)	1,468	120
Travelers Cos., Inc. (The)	300	42
TripAdvisor, Inc. (e)	337	14
Twenty-First Century Fox, Inc., Class A	5,240	192
Twenty-First Century Fox, Inc., Class B	947	34
Tyson Foods, Inc., Class A	954	70
Union Pacific Corp.	1,492	201
United Parcel Service, Inc., Class B	1,155	121
United States Steel Corp.	380	13
United Technologies Corp.	959	121
UnitedHealth Group, Inc.	1,712	366
Urban Edge Properties REIT	326	7
Urban Outfitters, Inc. (e)	363	13
US Bancorp	4,936	249
Valero Energy Corp.	1,215	113
Varex Imaging Corp. (e)	284	10
Varian Medical Systems, Inc. (e)	290	36
Vectrus, Inc. (e)	15	1
Ventas, Inc. REIT	316	16
Verisk Analytics, Inc. (e)	855	89
Veritiv Corp. (e)	17	1
Verizon Communications, Inc.	20,546	982
Versum Materials, Inc.	296	11
Vertex Pharmaceuticals, Inc. (e)	311	51
VF Corp.	998	74
Viacom, Inc., Class B	1,420	44
Visa, Inc., Class A	4,103	491
Vornado Realty Trust REIT	317	21
Walgreens Boots Alliance, Inc.	3,507	230
Walmart, Inc.	7,128	634
Walt Disney Co. (The)	3,295	331
Washington Prime Group, Inc. REIT	891	6
Waste Management, Inc.	1,391	117
Waters Corp. (e)	327	65
Weatherford International PLC (e)	1,461	3
WEC Energy Group, Inc.	921	58
Wells Fargo & Co.	13,315	698
Welltower, Inc. REIT	290	16
Western Digital Corp.	358	33
Western Union Co. (The)	1,800	35
WestRock Co.	294	19
Weyerhaeuser Co. REIT	1,105	39

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Williams Cos., Inc. (The)	2,598	$65
Worldpay, Inc., Class A (e)	590	48
WPX Energy, Inc. (e)	1,398	21
WW Grainger, Inc.	368	104
Wyndham Worldwide Corp.	317	36
Wynn Resorts Ltd.	311	57
Xcel Energy, Inc.	1,447	66
Xerox Corp.	591	17
Xilinx, Inc.	625	45
Xylem, Inc.	651	50
Yum! Brands, Inc.	911	78
Zimmer Biomet Holdings, Inc.	649	71
Zions Bancorporation	328	17
Zoetis, Inc.	2,925	244
		59,466
Total Common Stocks (Cost $100,038)		127,715
	No. of Rights
Right (0.0%)
United Kingdom (0.0%)
Provident Financial PLC (e) (Cost $8)	451	2
	No. of Warrants
Warrant (0.0%)
France (0.0%)
CGG SA, expires 2/21/22 (e) (Cost $—)	59	—	@
	Shares
Short-Term Investments (7.3%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $16,979)	16,979,162	16,979
	Face Amount (000)
U.S. Treasury Security (2.1%)
U.S. Treasury Bill,
1.80%, 8/9/18 (h)(i) (Cost $6,832)	$6,876	6,831
Total Short-Term Investments (Cost $23,811)		23,810
Total Investments (100.6%) (Cost $293,673) (j)(k)(l)		327,502
Liabilities in Excess of Other Assets (–0.6%)		(1,893)
Net Assets (100.0%)		$325,609

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(a)  Security is subject to delayed delivery.

(b)  Floating or Variable rate securities: The rates disclosed are as of March 29, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 29, 2018.

(e)  Non-income producing security.

(f)  Security has been deemed illiquid at March 29, 2018.

(g)  At March 29, 2018, the Fund held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees.

(h)  Rate shown is the yield to maturity at March 29, 2018.

(i)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(j)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.

(k)  The approximate fair value and percentage of net assets, $62,279,000 and 19.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(l)  At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $43,833,000 and the aggregate gross unrealized depreciation is approximately $8,675,000, resulting in net unrealized appreciation of approximately $35,158,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

IO  Interest Only.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

REIT  Real Estate Investment Trust.

REMIC  Real Estate Mortgage Investment Conduit.

SDR  Swedish Depositary Receipt.

TBA  To Be Announced.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 29, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	PLN	1,241		$363	4/26/18	$1
Bank of America NA	AUD	2,260		$1,774	4/26/18	38
Bank of America NA		$1,423	NOK	11,121	4/26/18	(3)
Bank of America NA		$164	NZD	224	4/26/18	(2)
Bank of America NA		$465	SEK	3,694	4/26/18	(22)
Barclays Bank PLC	MYR	21		$5	4/26/18	(— @)
Barclays Bank PLC		$3	CAD	5	4/26/18	— @
Barclays Bank PLC		$217	JPY	23,000	4/26/18	(1)
Barclays Bank PLC		$901	JPY	95,006	4/26/18	(7)
Barclays Bank PLC		$45	JPY	4,718	4/26/18	(— @)
Barclays Bank PLC		$258	SGD	340	4/26/18	2
BNP Paribas SA		$415	EUR	332	4/26/18	(5)
Citibank NA	MXN	47,046		$2,481	4/26/18	(98)
JPMorgan Chase Bank NA	EUR	480		$598	4/26/18	6
JPMorgan Chase Bank NA	MXN	6,096		$326	4/26/18	(8)
JPMorgan Chase Bank NA	NZD	1,059		$777	4/26/18	11
JPMorgan Chase Bank NA	RUB	48,383		$856	4/26/18	13
JPMorgan Chase Bank NA		$6,396	EUR	5,155	4/26/18	(43)
JPMorgan Chase Bank NA		$51	EUR	42	4/26/18	(— @)
JPMorgan Chase Bank NA		$3,767	GBP	2,714	4/26/18	45
JPMorgan Chase Bank NA		$12	GBP	9	4/26/18	— @
JPMorgan Chase Bank NA		$1,786	KRW	1,911,008	4/26/18	8
JPMorgan Chase Bank NA		$12	MXN	233	4/26/18	— @
Royal Bank of Canada	EUR	687		$856	4/26/18	9
Royal Bank of Canada	GBP	767		$1,066	4/26/18	(11)
Royal Bank of Canada		$1,355	MXN	25,530	4/26/18	44
UBS AG	CAD	722		$576	4/26/18	16
UBS AG		$196	CHF	183	4/26/18	(4)
UBS AG		$113	DKK	680	4/26/18	(1)
UBS AG		$542	JPY	59,008	4/26/18	14
UBS AG		$816	PLN	2,751	4/26/18	(12)
UBS AG		$399	THB	12,474	4/26/18	— @
Bank of America NA	CNH	2,059		$324	6/21/18	(3)
Bank of America NA	EUR	1,980		$2,446	6/21/18	(4)
Bank of America NA	PLN	3,696		$1,074	6/21/18	(7)
Bank of America NA		$1	CHF	1	6/21/18	(— @)
Bank of Montreal	AUD	58		$44	6/21/18	— @
Bank of Montreal	HUF	42,609		$169	6/21/18	— @
Bank of Montreal	JPY	105,640		$999	6/21/18	1
Barclays Bank PLC	AUD	742		$571	6/21/18	1
Barclays Bank PLC	EUR	7,871		$9,726	6/21/18	(15)
Barclays Bank PLC	GBP	209		$295	6/21/18	— @
Barclays Bank PLC	GBP	428		$603	6/21/18	— @
Barclays Bank PLC		$8,651	GBP	6,149	6/21/18	4
Barclays Bank PLC		$610	SGD	803	6/21/18	3
BNP Paribas SA	CAD	404		$310	6/21/18	(5)
BNP Paribas SA	JPY	79,514		$752	6/21/18	1
BNP Paribas SA	RUB	32,619		$563	6/21/18	(1)
Citibank NA	AUD	741		$570	6/21/18	1
Citibank NA	CLP	178,592		$295	6/21/18	(— @)
Citibank NA	CZK	7,777		$377	6/21/18	(1)
Citibank NA	EUR	5,230		$6,462	6/21/18	(10)
Citibank NA	EUR	282		$349	6/21/18	(— @)
Citibank NA	JPY	102,549		$970	6/21/18	1
Citibank NA	KRW	370,755		$348	6/21/18	(1)
Citibank NA	THB	9,674		$311	6/21/18	1
Citibank NA	TRY	1,086		$269	6/21/18	— @
Citibank NA		$2,745	GBP	1,951	6/21/18	1

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA		$55	ILS	191	6/21/18	$	(—	@)
Commonwealth Bank of Australia	EUR	2,906		$3,591	6/21/18		(6)
Commonwealth Bank of Australia	NZD	19		$13	6/21/18		(—	@)
Commonwealth Bank of Australia		$63	GBP	45	6/21/18		—	@
Credit Suisse International	EUR	2,018		$2,493	6/21/18		(4)
Goldman Sachs International	AUD	5,672		$4,364	6/21/18		6
Goldman Sachs International	BRL	43,492		$13,147	6/21/18		62
Goldman Sachs International	BRL	747		$224	6/21/18		(—	@)
Goldman Sachs International	EUR	5,150		$6,363	6/21/18		(10)
Goldman Sachs International	HKD	460		$59	6/21/18		—	@
Goldman Sachs International	IDR	4,181,766		$302	6/21/18		(—	@)
Goldman Sachs International	JPY	46,658		$445	6/21/18		4
Goldman Sachs International		$8	CHF	8	6/21/18		(—	@)
Goldman Sachs International		$767	GBP	545	6/21/18		—	@
Goldman Sachs International	ZAR	12,317		$1,017	6/21/18		(12)
JPMorgan Chase Bank NA	AUD	290		$223	6/21/18		—	@
JPMorgan Chase Bank NA	EUR	51		$63	6/21/18		1
JPMorgan Chase Bank NA	INR	15,292		$233	6/21/18		1
JPMorgan Chase Bank NA	JPY	83,848		$793	6/21/18		1
JPMorgan Chase Bank NA	JPY	4,008		$38	6/21/18		—	@
JPMorgan Chase Bank NA	JPY	94,091		$885	6/21/18		(4)
JPMorgan Chase Bank NA	NOK	18,881		$2,450	6/21/18		36
JPMorgan Chase Bank NA	TWD	9,650		$335	6/21/18		2
JPMorgan Chase Bank NA		$1,720	JPY	179,336	6/21/18		(26)
JPMorgan Chase Bank NA		$4,320	MXN	82,156	6/21/18		144
JPMorgan Chase Bank NA		$132	TWD	3,797	6/21/18		(1)
JPMorgan Chase Bank NA	ZAR	2,014		$169	6/21/18		—	@
State Street Bank and Trust Co.	AUD	2,479		$1,907	6/21/18		3
State Street Bank and Trust Co.	DKK	435		$72	6/21/18		(—	@)
State Street Bank and Trust Co.	EUR	146		$180	6/21/18		(—	@)
UBS AG	AUD	6,231		$4,794	6/21/18		7
UBS AG	DKK	2,800		$464	6/21/18		(—	@)
UBS AG	SEK	2,717		$333	6/21/18		6
Citibank NA	CZK	8,752		$428	9/20/18		—	@
Citibank NA	CZK	18,068		$896	9/20/18		13
Citibank NA	EUR	14,427		$17,909	9/20/18		(76)
Citibank NA		$17,948	CZK	369,164	9/20/18		96
Citibank NA		$397	EUR	318	9/20/18		—	@
Citibank NA		$589	EUR	467	9/20/18		(6)
Citibank NA		$303	EUR	244	9/20/18		2
							$196

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts:

The Fund had the following futures contracts open at March 29, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Euro Stoxx 50 (Germany)	33	Jun-18	$— @	$1,332	$(13)
German Euro BOBL (Germany)	25	Jun-18	2,500	4,038	28
MSCI Singapore Free Index (Singapore)	28	Apr-18	3	842	22
NIKKEI 225 Index (Japan)	26	Jun-18	13	2,624	30
S&P 500 E Mini Index (United States)	235	Jun-18	12	31,055	(606)
TOPIX Index (Japan)	26	Jun-18	260	4,194	27
U.S. Treasury 10 yr. Ultra Long Bond (United States)	243	Jun-18	24,300	31,556	531
U.S. Treasury 2 yr. Note (United States)	39	Jun-18	7,800	8,292	4
U.S. Treasury Ultra Bond (United States)	39	Jun-18	3,900	6,258	202
Short:
Copper Future (United States)	72	May-18	(1,800)	(5,446)	407
German Euro Bund (Germany)	2	Jun-18	(200)	(392)	(— @)
Hang Seng China Enterprises Index (Hong Kong)	103	Apr-18	(5)	(7,905)	101
MSCI Emerging Market E Mini (United States)	2	Jun-18	(— @)	(119)	2
U.S. Treasury 10 yr. Note (United States)	99	Jun-18	(9,900)	(11,993)	(13)
U.S. Treasury 5 yr. Note (United States)	51	Jun-18	(5,100)	(5,838)	(27)
UK Long Gilt Bond (United Kingdom)	14	Jun-18	(1,400)	(2,412)	(39)
					$656

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 29, 2018:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/Quarterly	6/14/27		$1,400,000	$(51)	$—	$(51)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/Monthly	10/21/19	MXN	86,921	(27)	—	(27)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/Monthly	10/21/19		90,721	(28)	—	(28)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/Monthly	10/21/19		87,231	(27)	—	(27)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.63	Monthly/Monthly	12/5/19		87,188	(2)	—	(2)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.63	Monthly/Monthly	12/5/19		90,094	(2)	—	(2)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.64	Monthly/Monthly	12/5/19		85,437	(1)	—	(1)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.04	Monthly/Monthly	12/19/19		139,558	52	—	52
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.04	Monthly/Monthly	12/19/19		113,614	42	—	42
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.06	Monthly/Monthly	12/20/19		88,430	34	—	34
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.08	Monthly/Monthly	12/20/19		75,802	31	—	31
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.07	Monthly/Monthly	12/25/19		67,319	27	—	27
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.09	Monthly/Monthly	12/26/19		117,228	50	—	50

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Interest Rate Swap Agreements: (cont'd)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)		Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.10%	Monthly/Monthly	12/26/19		$117,229	$51	$—		$51
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.06	Monthly/Monthly	12/27/19		125,871	50	—		50
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.11	Annual/Semi-Annual	8/7/22	CZK	16,265	12	—		12
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/Semi-Annual	8/7/22		119,689	83	—		83
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.06	Annual/Semi-Annual	8/8/22		39,466	33	—		33
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.07	Annual/Semi-Annual	8/14/22		18,802	15	—		15
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.07	Annual/Semi-Annual	8/14/22		39,076	31	—		31
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.06	Annual/Semi-Annual	8/15/22		39,075	32	—		32
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.09	Annual/Semi-Annual	8/15/22		80,491	62	—		62
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/Semi-Annual	8/22/22		19,734	14	—		14
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/Semi-Annual	8/23/22		39,469	30	—		30
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/Semi-Annual	8/23/22		39,469	31	—		31
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/Semi-Annual	8/23/22		39,469	29	—		29
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/Semi-Annual	8/24/22		17,896	13	—		13
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/Semi-Annual	8/24/22		39,469	28	—		28
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.45	Semi-Annual/Quarterly	7/17/25		$3,400	67	—	@	67
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.94	Monthly/Monthly	12/9/27	MXN	35,907	(41)	—		(41)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.95	Monthly/Monthly	12/9/27		32,125	(37)	—		(37)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.00	Monthly/Monthly	12/10/27		20,421	(28)	—		(28)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.01	Monthly/Monthly	12/10/27		89,222	(130)	—		(130)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.02	Monthly/Monthly	12/10/27		36,977	(52)	—		(52)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.51	Quarterly/Quarterly	12/13/27	ZAR	80,005	421	—		421
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.51	Quarterly/Quarterly	12/13/27		21,345	113	—		113
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.12	Monthly/Monthly	12/15/27	MXN	36,977	(67)	—		(67)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.37	Quarterly/Quarterly	12/15/27	ZAR	6,208	27	—		27
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.12	Monthly/Monthly	12/16/27	MXN	36,977	(72)	—		(72)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.14	Monthly/Monthly	12/16/27		36,977	(70)	—		(70)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Interest Rate Swap Agreements: (cont'd)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)		Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.11%	Monthly/Monthly	12/17/27		$29,501	$(52)	$—		$(52)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.88	Quarterly/Quarterly	1/4/28	ZAR	28,171	48	—		48
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.83	Quarterly/Quarterly	1/19/28		35,025	48	—		48
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.83	Quarterly/Quarterly	1/19/28		11,904	17	—		17
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.81	Quarterly/Quarterly	1/24/28		21,849	27	—		27
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.74	Semi-Annual/Quarterly	12/21/46		$640	13	—		13
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/Quarterly	5/23/47		730	55	—		55
								$899	$—	@	$899

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 29, 2018:

Swap Counterparty	Index	Pay/ Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Custom Short Elevators Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	3/6/19	$688	$22	$—	$22
BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18	621	26	—	26
BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18	1,546	66	—	66
BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18	440	13	—	13
BNP Paribas SA	MSCI Emerging Market Index	Receive	3 Month USD LIBOR plus 0.62%	Quarterly	1/24/19	23,650	(1,250)	—	(1,250)
Goldman Sachs International	GS Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.13%	Quarterly	11/23/18	894	62	—	62
Goldman Sachs International	GS Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.13%	Quarterly	11/23/18	2,398	166	—	166
Goldman Sachs International	GS Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.13%	Quarterly	11/23/18	660	19	—	19
Goldman Sachs International	GS Custom Short Metals & Mining Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/29/19	1,570	23	—	23
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	2,341	(53)	—	(53)
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements: (cont'd)

Swap Counterparty	Index	Pay/ Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.42%	Quarterly	11/20/18	$2,423	$(93)	$—	$(93)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.42%	Quarterly	11/20/18	2,432	(93)	—	(93)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.65%	Quarterly	11/20/18	3,465	(134)	—	(134)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.65%	Quarterly	11/20/18	3,344	(130)	—	(130)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	2,239	(86)	—	(86)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	2,427	(94)	—	(94)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	543	(11)	—	(11)
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.33%	Quarterly	11/20/18	2,570	104	—	104
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.33%	Quarterly	11/20/18	2,582	105	—	105
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.50%	Quarterly	11/20/18	3,778	154	—	154
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.50%	Quarterly	11/20/18	2,818	115	—	115
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	2,410	98	—	98
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	2,304	94	—	94
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	2,357	119	—	119
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	480	(4)	—	(4)
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	2/8/19	15,537	73	—	73

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements: (cont'd)

Swap Counterparty	Index	Pay/ Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	JPM Custom Short China Autos Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	3/6/19	$1,000	$122	$—	$122
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/15/19	2,076	145	—	145
							$(422)	$—	$(422)

††  See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays Custom Short Elevators Index as of March 29, 2018:

Security Description	Shares	Value (000)	Index Weight
Barclays Custom Short Elevators Index
Fujitec Co., Ltd.	27,700	$365	2.40%
Kone Oyj	157,078	7,825	51.45
Schindler Holding AG	31,545	6,790	44.64
Yungtay Engineering Co., Ltd.	121,000	229	1.51
Total		$15,209	100.00%

The following table represents the equity basket holdings underlying the total return swap with BNP Custom Short U.S. Machinery Index as of March 29, 2018:

Security Description	Shares	Value (000)	Index Weight
BNP Custom Short U.S. Machinery Index
AGCO Corp.	3,061	$198	1.52%
Caterpillar, Inc.	22,821	3,363	25.78
Cummins, Inc.	6,140	995	7.63
Deere & Co.	12,450	1,934	14.82
Dover Corp.	5,975	587	4.50
Flowserve Corp.	5,050	219	1.68
Illinois Tool Works, Inc.	13,111	2,054	15.75
Ingersoll-Rand PLC	9,543	816	6.26
PACCAR, Inc.	13,155	870	6.67
Parker-Hannifin Corp.	5,113	874	6.70
Pentair PLC	6,986	476	3.65
SPX Corp.	1,626	53	0.40
SPX FLOW, Inc.	1,599	79	0.60
Xylem, Inc.	6,850	527	4.04
Total		$13,045	100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Custom Short Non-U.S. Machinery Index as of March 29, 2018:

Security Description	Shares	Value (000)	Index Weight
GS Custom Short Non-U.S. Machinery Index
Alfa Laval AB	915	$22	2.19%
Atlas Copco AB	2,617	113	11.48
CNH Industrial N.V.	3,009	37	3.77
CRRC Corp., Ltd.	103,323	88	8.94
Doosan Infracore Co., Ltd.	447	4	0.42
GEA Group AG	423	18	1.82
Hino Motors Ltd.	1,266	16	1.65
Hitachi Construction Machinery Co., Ltd.	470	18	1.82

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
GS Custom Short Non-U.S. Machinery Index (cont'd)
Hiwin Technologies Corp.	608	$9	0.88%
Hyundai Heavy Industries Co., Ltd.	146	19	1.92
Hyundai Mipo Dockyard Co., Ltd.	44	4	0.42
IMI PLC	602	9	0.93
JTEKT Corp.	753	11	1.10
Kawasaki Heavy Industries Ltd.	365	12	1.18
Komatsu Ltd.	2,129	70	7.12
Kone Oyj	1,156	58	5.85
Kubota Corp.	2,719	47	4.79
MAN SE	323	38	3.82
Melrose Industries PLC	4,303	14	1.41
Metso Oyj	332	10	1.06
NGK Insulators Ltd.	719	12	1.24
Samsung Heavy Industries Co., Ltd.	1,298	10	0.98
Sandvik AB	2,767	50	5.12
Schindler Holding AG	233	50	5.09
SMC Corp.	148	59	6.01
Sulzer AG	75	10	0.99
Sumitomo Heavy Industries Ltd.	271	10	1.03
Volvo AB	4,695	86	8.68
Wartsila Oyj Abp	1,307	29	2.93
Weichai Power Co., Ltd.	19,266	22	2.19
Weir Group PLC (The)	496	14	1.41
Yangzijiang Shipbuilding Holdings Ltd.	8,648	8	0.81
Zoomlion Co., Ltd.	24,564	9	0.95
Total		$986	100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Custom Short Metals & Mining Index as of March 29, 2018:

Security Description	Shares	Value (000)	Index Weight
GS Custom Short Metals & Mining Index
Alumina Ltd.	47,763	$87	0.87%
Anglo American PLC	25,893	603	6.06
Antofagasta PLC	7,672	99	1.00
ArcelorMittal	13,071	413	4.15
BHP Billiton Ltd.	62,873	1,361	13.68
BHP Billiton PLC	41,430	815	8.19
BlueScope Steel Ltd.	11,040	128	1.29
Boliden AB	5,331	187	1.88
First Quantum Minerals Ltd.	12,872	180	1.81
Fortescue Metals Group Ltd.	30,653	102	1.02
Freeport-McMoRan, Inc.	26,425	464	4.67
Glencore PLC	241,284	1,197	12.03
Hitachi Metals Ltd.	4,212	49	0.49
JFE Holdings, Inc.	10,217	203	2.04
Kobe Steel Ltd.	6,062	59	0.60
Lundin Mining Corp.	12,868	84	0.85
Maruichi Steel Tube Ltd.	1,104	33	0.34
Mitsubishi Materials Corp.	2,204	65	0.65
Nippon Steel & Sumitomo Metal Corp.	14,863	322	3.24
Norsk Hydro ASA	26,300	154	1.55
Nucor Corp.	6,056	370	3.72
Rio Tinto Ltd.	8,045	449	4.51
Rio Tinto PLC	23,680	1,199	12.05
South32 Ltd.	101,834	252	2.53
Steel Dynamics, Inc.	4,478	198	1.99
Sumitomo Metal Mining Co., Ltdx	4,798	195	1.96
Teck Resources Ltd.	10,992	283	2.84
thyssenkrupp AG	8,457	220	2.21
Turquoise Hill Resources Ltd.	19,966	61	0.61
voestalpine AG	2,216	116	1.17
Total		$9,948	100.00%

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Long U.S. Defensives Index as of March 29, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index
Abbott Laboratories	1,407	$84	0.86%
AbbVie, Inc.	1,291	122	1.24
AES Corp.	2,315	26	0.27
Aetna, Inc.	269	45	0.46
Agilent Technologies, Inc.	260	17	0.18
Alexion Pharmaceuticals, Inc.	181	20	0.20
Align Technology, Inc.	58	15	0.15
Allergan PLC	271	46	0.46
Alliant Energy Corp.	810	33	0.34
Altria Group, Inc.	2,694	168	1.70
Ameren Corp.	851	48	0.49
American Electric Power Co., Inc.	1,724	118	1.20
American Water Works Co., Inc.	625	51	0.52
AmerisourceBergen Corp.	131	11	0.11
Amgen, Inc.	591	101	1.02
Anthem, Inc.	213	47	0.47
Archer-Daniels-Midland Co.	790	34	0.35
AT&T, Inc.	38,194	1,362	13.82
Baxter International, Inc.	406	26	0.27
Becton Dickinson & Co.	214	46	0.47
Biogen, Inc.	171	47	0.48
Boston Scientific Corp.	1,111	30	0.31
Bristol-Myers Squibb Co.	1,328	84	0.85
Brown-Forman Corp.	344	19	0.19
Campbell Soup Co.	272	12	0.12
Cardinal Health, Inc.	256	16	0.16
Celgene Corp.	634	57	0.57
Centene Corp.	140	15	0.15
CenterPoint Energy, Inc.	1,511	41	0.42
CenturyLink, Inc.	6,044	99	1.01
Cerner Corp.	255	15	0.15
Church & Dwight Co., Inc.	350	18	0.18
Cigna Corp.	204	34	0.35
Clorox Co. (The)	181	24	0.24
CMS Energy Corp.	989	45	0.45
Coca-Cola Co. (The)	5,391	234	2.38
Colgate-Palmolive Co.	1,237	89	0.90
Conagra Brands, Inc.	584	22	0.22
Consolidated Edison, Inc.	1,086	85	0.86
Constellation Brands, Inc.	241	55	0.56
Cooper Cos., Inc. (The)	40	9	0.09
Costco Wholesale Corp.	616	116	1.18
Coty, Inc.	662	12	0.12
CVS Health Corp.	1,428	89	0.90
Danaher Corp.	495	48	0.49
DaVita, Inc.	124	8	0.08
DENTSPLY SIRONA, Inc.	186	9	0.09
Dominion Energy, Inc.	2,253	152	1.54
Dr. Pepper Snapple Group, Inc.	255	30	0.31
DTE Energy Co.	629	66	0.67
Duke Energy Corp.	2,454	190	1.93
Edison International	1,142	73	0.74
Edwards Lifesciences Corp.	171	24	0.24
Eli Lilly & Co.	785	61	0.62
Entergy Corp.	629	50	0.50
Envision Healthcare Corp.	98	4	0.04
Estee Lauder Cos., Inc. (The)	314	47	0.48
Eversource Energy	1,111	65	0.66

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index (cont'd)
Exelon Corp.	3,366	$131	1.33%
Express Scripts Holding Co.	468	32	0.33
FirstEnergy Corp.	1,558	53	0.54
General Mills, Inc.	810	36	0.37
Gilead Sciences, Inc.	1,058	80	0.81
HCA Healthcare, Inc.	234	23	0.23
Henry Schein, Inc.	129	9	0.09
Hershey Co. (The)	198	20	0.20
Hologic, Inc.	227	8	0.09
Hormel Foods Corp.	379	13	0.13
Humana, Inc.	117	31	0.32
IDEXX Laboratories, Inc.	71	14	0.14
Illumina, Inc.	118	28	0.28
Incyte Corp.	138	11	0.12
Intuitive Surgical, Inc.	91	38	0.38
IQVIA Holdings, Inc.	123	12	0.12
JM Smucker Co. (The)	160	20	0.20
Johnson & Johnson	2,174	279	2.83
Kellogg Co.	349	23	0.23
Kimberly-Clark Corp.	496	55	0.55
Kraft Heinz Co. (The)	838	52	0.53
Kroger Co. (The)	1,260	30	0.31
Laboratory Corp. of America Holdings	82	13	0.13
McCormick & Co., Inc.	167	18	0.18
McKesson Corp.	170	24	0.24
Medtronic PLC	1,097	88	0.89
Merck & Co., Inc.	2,215	121	1.22
Mettler-Toledo International, Inc.	21	12	0.12
Molson Coors Brewing Co.	259	20	0.20
Mondelez International, Inc.	2,117	88	0.90
Monster Beverage Corp.	582	33	0.34
Mylan N.V.	434	18	0.18
NextEra Energy, Inc.	1,641	268	2.72
NiSource, Inc.	1,143	27	0.28
NRG Energy, Inc.	1,054	32	0.33
Patterson Cos., Inc.	67	1	0.02
PepsiCo, Inc.	2,006	219	2.22
PerkinElmer, Inc.	89	7	0.07
Perrigo Co., PLC	107	9	0.09
Pfizer, Inc.	4,834	172	1.74
PG&E Corp.	1,798	79	0.80
Philip Morris International, Inc.	2,181	217	2.20
Pinnacle West Capital Corp.	391	31	0.32
PPL Corp.	2,395	68	0.69
Procter & Gamble Co. (The)	3,581	284	2.88
Public Service Enterprise Group, Inc.	1,774	89	0.90
Quest Diagnostics, Inc.	110	11	0.11
Regeneron Pharmaceuticals, Inc.	62	21	0.22
ResMed, Inc.	115	11	0.11
SCANA Corp.	501	19	0.19
Sempra Energy	880	98	0.99
Southern Co. (The)	3,504	156	1.59
Stryker Corp.	261	42	0.43
Sysco Corp.	682	41	0.41
Thermo Fisher Scientific, Inc.	324	67	0.68
Tyson Foods, Inc.	406	30	0.30
UnitedHealth Group, Inc.	783	168	1.70
Universal Health Services, Inc.	72	9	0.09
Varian Medical Systems, Inc.	74	9	0.09
Verizon Communications, Inc.	25,376	1,213	12.31
Vertex Pharmaceuticals, Inc.	204	33	0.34

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index (cont'd)
Walgreens Boots Alliance, Inc.	1,219	$80	0.81%
Walmart, Inc.	2,056	183	1.86
Waters Corp.	65	13	0.13
WEC Energy Group, Inc.	1,106	69	0.70
Xcel Energy, Inc.	1,780	81	0.82
Zimmer Biomet Holdings, Inc.	164	18	0.18
Zoetis, Inc.	398	33	0.34
Total		$9,855	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short U.S. Cyclicals Index as of March 29, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index
3M Co.	696	$153	1.46%
Accenture PLC	286	44	0.42
Activision Blizzard, Inc.	350	24	0.22
Acuity Brands, Inc.	49	7	0.07
Adobe Systems, Inc.	229	49	0.47
Advance Auto Parts, Inc.	72	9	0.08
Advanced Micro Devices, Inc.	373	4	0.04
Air Products & Chemicals, Inc.	897	143	1.36
Akamai Technologies, Inc.	79	6	0.05
Alaska Air Group, Inc.	144	9	0.09
Albemarle Corp.	455	42	0.40
Allegion PLC	111	9	0.09
Alliance Data Systems Corp.	22	5	0.04
Alphabet, Inc.	140	144	1.38
Alphabet, Inc.	138	143	1.37
Amazon.com, Inc.	390	564	5.40
American Airlines Group, Inc.	506	26	0.25
AMETEK, Inc.	269	20	0.20
Amphenol Corp.	141	12	0.12
Analog Devices, Inc.	170	15	0.15
ANSYS, Inc.	39	6	0.06
AO Smith Corp.	171	11	0.10
Apple, Inc.	2,392	401	3.84
Applied Materials, Inc.	494	27	0.26
Aptiv PLC	261	22	0.21
Arconic, Inc.	493	11	0.11
Autodesk, Inc.	102	13	0.12
Automatic Data Processing, Inc.	206	23	0.22
AutoZone, Inc.	27	18	0.17
Avery Dennison Corp.	364	39	0.37
Ball Corp.	1,448	58	0.55
Best Buy Co., Inc.	260	18	0.17
Boeing Co. (The)	648	212	2.03
Booking Holdings, Inc.	48	100	0.95
BorgWarner, Inc.	194	10	0.09
Broadcom, Inc.	188	44	0.42
CA, Inc.	146	5	0.05
Cadence Design Systems, Inc.	130	5	0.05
CarMax, Inc.	179	11	0.11
Carnival Corp.	399	26	0.25
Caterpillar, Inc.	690	102	0.97
CBS Corp.	356	18	0.17
CF Industries Holdings, Inc.	960	36	0.35
CH Robinson Worldwide, Inc.	164	15	0.15
Charter Communications, Inc.	197	61	0.59
Chipotle Mexican Grill, Inc.	25	8	0.08

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index (cont'd)
Cintas Corp.	100	$17	0.16%
Cisco Systems, Inc.	2,316	99	0.95
Citrix Systems, Inc.	67	6	0.06
Cognizant Technology Solutions Corp.	274	22	0.21
Comcast Corp.	4,605	157	1.50
Corning, Inc.	418	12	0.11
CSRA, Inc.	76	3	0.03
CSX Corp.	1,066	59	0.57
Cummins, Inc.	184	30	0.29
Darden Restaurants, Inc.	123	10	0.10
Deere & Co.	373	58	0.55
Delphi Technologies PLC	87	4	0.04
Delta Air Lines, Inc.	777	43	0.41
Discovery, Inc.	199	4	0.04
Discovery, Inc.	151	3	0.03
DISH Network Corp.	223	8	0.08
Dollar General Corp.	255	24	0.23
Dollar Tree, Inc.	232	22	0.21
Dover Corp.	182	18	0.17
DowDuPont, Inc.	9,605	612	5.85
DR Horton, Inc.	333	15	0.14
DXC Technology Co.	132	13	0.13
Eastman Chemical Co.	596	63	0.60
Eaton Corp PLC	519	41	0.40
eBay, Inc.	461	19	0.18
Ecolab, Inc.	1,072	147	1.40
Electronic Arts, Inc.	143	17	0.17
Emerson Electric Co.	747	51	0.49
Equifax, Inc.	140	16	0.16
Expedia Group, Inc.	120	13	0.13
Expeditors International of Washington I	211	13	0.13
F5 Networks, Inc.	29	4	0.04
Facebook, Inc.	1,098	175	1.68
Fastenal Co.	336	18	0.18
FedEx Corp.	288	69	0.66
Fidelity National Information Services I	154	15	0.14
Fiserv, Inc.	194	14	0.13
FLIR Systems, Inc.	64	3	0.03
Flowserve Corp.	152	7	0.06
Fluor Corp.	163	9	0.09
FMC Corp.	552	42	0.40
Foot Locker, Inc.	121	6	0.05
Ford Motor Co.	3,829	42	0.41
Fortive Corp.	356	28	0.26
Fortune Brands Home & Security, Inc.	180	11	0.10
Freeport-McMoRan, Inc.	5,539	97	0.93
Gap, Inc. (The)	215	7	0.06
Garmin Ltd.	109	6	0.06
Gartner, Inc.	42	5	0.05
General Dynamics Corp.	325	72	0.69
General Electric Co.	10,102	136	1.30
General Motors Co.	1,284	47	0.45
Genuine Parts Co.	144	13	0.12
Global Payments, Inc.	71	8	0.08
Goodyear Tire & Rubber Co. (The)	246	7	0.06
H&R Block, Inc.	205	5	0.05
Hanesbrands, Inc.	357	7	0.06
Harley-Davidson, Inc.	167	7	0.07
Harris Corp.	55	9	0.08
Hasbro, Inc.	111	9	0.09
Hewlett Packard Enterprise Co.	761	13	0.13

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)		Index Weight
JPM Custom Short U.S. Cyclicals Index (cont'd)
Hilton Worldwide Holdings, Inc.	200	$16		0.15%
Home Depot, Inc. (The)	1,154	206		1.97
Honeywell International, Inc.	889	128		1.23
HP, Inc.	774	17		0.16
IHS Markit Ltd.	424	20		0.20
Illinois Tool Works, Inc.	361	57		0.54
Ingersoll-Rand PLC	296	25		0.24
Intel Corp.	2,176	113		1.08
International Business Machines Corp.	401	62		0.59
International Flavors & Fragrances, Inc.	325	44		0.43
International Paper Co.	1,700	91		0.87
Interpublic Group of Cos., Inc. (The)	385	9		0.08
Intuit, Inc.	113	20		0.19
Jacobs Engineering Group, Inc.	140	8		0.08
JB Hunt Transport Services, Inc.	100	12		0.11
Johnson Controls International PLC	1,088	38		0.37
Juniper Networks, Inc.	176	4		0.04
Kansas City Southern	123	14		0.13
KLA-Tencor Corp.	73	8		0.08
Kohl's Corp.	165	11		0.10
L Brands, Inc.	244	9		0.09
L3 Technologies, Inc.	91	19		0.18
Lam Research Corp.	75	15		0.15
Leggett & Platt, Inc.	130	6		0.06
Lennar Corp.	199	12		0.11
Lennar Corp.	4	—	@@	—	@@@
LKQ Corp.	302	11		0.11
Lockheed Martin Corp.	292	99		0.94
Lowe's Cos., Inc.	827	73		0.69
LyondellBasell Industries N.V.	1,336	141		1.35
Macy's, Inc.	298	9		0.08
Marriott International, Inc.	306	42		0.40
Martin Marietta Materials, Inc.	259	54		0.51
Masco Corp.	372	15		0.14
Mastercard, Inc.	432	76		0.72
Mattel, Inc.	336	4		0.04
McDonald's Corp.	793	124		1.19
MGM Resorts International	507	18		0.17
Michael Kors Holdings Ltd.	148	9		0.09
Microchip Technology, Inc.	108	10		0.09
Micron Technology, Inc.	516	27		0.26
Microsoft Corp.	3,567	326		3.11
Mohawk Industries, Inc.	62	14		0.14
Monsanto Co.	1,809	211		2.02
Mosaic Co. (The)	1,445	35		0.34
Motorola Solutions, Inc.	75	8		0.08
NetApp, Inc.	125	8		0.07
Netflix, Inc.	423	125		1.19
Newell Brands, Inc.	480	12		0.12
Newmont Mining Corp.	2,195	86		0.82
News Corp.	374	6		0.06
News Corp.	119	2		0.02
Nielsen Holdings PLC	392	12		0.12
NIKE, Inc.	1,286	85		0.82
Nordstrom, Inc.	114	6		0.05
Norfolk Southern Corp.	336	46		0.44
Northrop Grumman Corp.	203	71		0.68
Norwegian Cruise Line Holdings Ltd.	174	9		0.09
Nucor Corp.	1,315	80		0.77
NVIDIA Corp.	278	64		0.62
Omnicom Group, Inc.	226	16		0.16

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index (cont'd)
Oracle Corp.	1,399	$64	0.61%
O'Reilly Automotive, Inc.	86	21	0.20
PACCAR, Inc.	410	27	0.26
Packaging Corp. of America	388	44	0.42
Parker-Hannifin Corp.	155	27	0.25
Paychex, Inc.	148	9	0.09
PayPal Holdings, Inc.	523	40	0.38
Pentair PLC	193	13	0.13
PPG Industries, Inc.	1,056	118	1.13
PulteGroup, Inc.	272	8	0.08
PVH Corp.	76	12	0.11
Qorvo, Inc.	59	4	0.04
QUALCOMM, Inc.	684	38	0.36
Quanta Services, Inc.	176	6	0.06
Ralph Lauren Corp.	54	6	0.06
Raytheon Co.	339	73	0.70
Red Hat, Inc.	82	12	0.12
Republic Services, Inc.	267	18	0.17
Robert Half International, Inc.	147	9	0.08
Rockwell Automation, Inc.	150	26	0.25
Roper Technologies, Inc.	119	33	0.32
Ross Stores, Inc.	381	30	0.28
Royal Caribbean Cruises Ltd.	168	20	0.19
salesforce.com, Inc.	316	37	0.35
Seagate Technology PLC	133	8	0.07
Sealed Air Corp.	782	33	0.32
Sherwin-Williams Co. (The)	338	133	1.27
Signet Jewelers Ltd.	59	2	0.02
Skyworks Solutions, Inc.	85	9	0.08
Snap-on, Inc.	67	10	0.09
Southwest Airlines Co.	642	37	0.35
Stanley Black & Decker, Inc.	179	27	0.26
Starbucks Corp.	1,414	82	0.78
Stericycle, Inc.	100	6	0.06
Symantec Corp.	285	7	0.07
Synopsys, Inc.	70	6	0.06
Tapestry, Inc.	277	15	0.14
Target Corp.	535	37	0.36
TE Connectivity Ltd.	164	16	0.16
Texas Instruments, Inc.	459	48	0.46
Textron, Inc.	309	18	0.17
Tiffany & Co.	100	10	0.09
TJX Cos., Inc. (The)	623	51	0.49
Total System Services, Inc.	78	7	0.06
Tractor Supply Co.	124	8	0.07
TransDigm Group, Inc.	56	17	0.16
TripAdvisor, Inc.	106	4	0.04
Twenty-First Century Fox, Inc.	1,030	38	0.36
Twenty-First Century Fox, Inc.	430	16	0.15
Ulta Beauty, Inc.	57	12	0.11
Under Armour, Inc.	181	3	0.03
Under Armour, Inc.	182	3	0.02
Union Pacific Corp.	934	126	1.20
United Continental Holdings, Inc.	302	21	0.20
United Parcel Service, Inc.	804	84	0.80
United Rentals, Inc.	99	17	0.16
United Technologies Corp.	867	109	1.04
VeriSign, Inc.	40	5	0.05
Verisk Analytics, Inc.	181	19	0.18
VF Corp.	320	24	0.23
Viacom, Inc.	345	11	0.10
Visa, Inc.	847	101	0.97
Vulcan Materials Co.	545	62	0.59
Walt Disney Co. (The)	1,511	152	1.45
Waste Management, Inc.	472	40	0.38

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index (cont'd)
Western Digital Corp.	137	$13	0.12%
Western Union Co. (The)	215	4	0.04
WestRock Co.	1,046	67	0.64
Whirlpool Corp.	71	11	0.10
WW Grainger, Inc.	61	17	0.16
Wyndham Worldwide Corp.	101	12	0.11
Wynn Resorts Ltd.	78	14	0.14
Xerox Corp.	99	3	0.03
Xilinx, Inc.	115	8	0.08
Xylem, Inc.	210	16	0.15
Yum! Brands, Inc.	338	29	0.28
Total		$10,459	100.00%

@@  Value is less than $500.

@@@  Index weight is less than 0.005%.

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short China Autos Index as of March 29, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short China Autos Index
Brilliance China Automotive Holdings Ltd.	8,529,002	$139,705	20.81%
Dongfeng Motor Group Co., Ltd.	7,422,636	67,620	10.07
Geely Automobile Holdings Ltd.	13,781,205	311,455	46.39
Great Wall Motor Co., Ltd.	8,636,737	67,971	10.12
Guangzhou Automobile Group Co., Ltd.	5,853,383	84,640	12.61
Total		$671,391	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom China Tier 2 Banks Index as of March 29, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom China Tier 2 Banks Index
Bank of Communications Co., Ltd.	230,551	$1,418	12.25%
China CITIC Bank Corp., Ltd.	743,160	3,983	34.41
China Everbright Bank Co., Ltd.	57,105	215	1.86
China Merchants Bank Co., Ltd.	131,691	4,234	36.57
China Minsheng Banking Corp., Ltd.	165,248	1,261	10.89
Chongqing Rural Commercial Bank Co., Ltd.	77,532	466	4.02
Total		$11,577	100.00%

@    Value is less than $500.

*    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

JIBAR  —  Johannesburg Interbank Agreed Rate.

KORIBOR  —  Korea Interbank Offered Rate.

LIBOR  —  London Interbank Offered Rate.

PRIBOR  —  Prague Interbank Offered Rate.

TIIE  —  Interbank Equilibrium Interest Rate.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNH  —  Chinese Yuan Renminbi Offshore

CZK  —  Czech Koruna

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PLN  —  Polish Zloty

RUB  —  Russian Ruble

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

USD  —  United States Dollar

ZAR  —  South African Rand

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	53.7%
Common Stocks	39.0
Short-Term Investments	7.3
Total Investments	100.0	%**

**  Does not include open long/short futures contracts with an underlying face amount of approximately $124,296,000 with net unrealized appreciation of approximately $656,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $196,000 and does not include open swap agreements with net unrealized appreciation of approximately $477,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities	March 29, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $276,694)	$310,523
Investment in Security of Affiliated Issuer, at Value (Cost $16,979)	16,979
Total Investments in Securities, at Value (Cost $293,673)	327,502
Foreign Currency, at Value (Cost $840)	841
Cash	391
Receivable for Variation Margin on Futures Contracts	3,110
Receivable for Investments Sold	2,193
Unrealized Appreciation on Swap Agreements	1,526
Interest and Paydown Receivable	1,244
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	605
Tax Reclaim Receivable	253
Dividends Receivable	195
Receivable for Variation Margin on Swap Agreements	82
Receivable for Swap Agreements Termination	30
Receivable from Affiliate	26
Receivable for Fund Shares Sold	8
Other Assets	92
Total Assets	338,098
Liabilities:
Payable for Investments Purchased	7,010
Unrealized Depreciation on Swap Agreements	1,999
Payable for Fund Shares Redeemed	1,122
Due to Broker	757
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	409
Payable for Advisory Fees	311
Payable for Custodian Fees	142
Payable for Sub Transfer Agency Fees — Class I	7
Payable for Sub Transfer Agency Fees — Class A	119
Payable for Sub Transfer Agency Fees — Class L	10
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Trustees' Fees and Expenses	134
Deferred Capital Gain Country Tax	113
Payable for Professional Fees	84
Payable for Shareholder Services Fees — Class A	51
Payable for Distribution and Shareholder Services Fees — Class L	12
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Transfer Agency Fees — Class I	5
Payable for Transfer Agency Fees — Class A	16
Payable for Transfer Agency Fees — Class L	2
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Payable for Administration Fees	22
Other Liabilities	160
Total Liabilities	12,489
Net Assets	$325,609
Net Assets Consist Of:
Paid-in-Capital	$268,607
Distributions in Excess of Net Investment Income	(385)
Accumulated Net Realized Gain	22,319
Unrealized Appreciation (Depreciation) on:
Investments (Net of $113 of Deferred Capital Gain Country Tax)	33,716
Futures Contracts	656
Swap Agreements	477
Foreign Currency Forward Exchange Contracts	196
Foreign Currency Translations	23
Net Assets	$325,609

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	March 29, 2018 (000)
CLASS I:
Net Assets	$68,266
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	4,006,983
Net Asset Value, Offering and Redemption Price Per Share	$17.04
CLASS A:
Net Assets	$236,371
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	13,981,576
Net Asset Value, Redemption Price Per Share	$16.91
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.94
Maximum Offering Price Per Share	$17.85
CLASS L:
Net Assets	$19,414
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,156,917
Net Asset Value, Offering and Redemption Price Per Share	$16.78
CLASS C:
Net Assets	$1,392
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	83,201
Net Asset Value, Offering and Redemption Price Per Share	$16.73
CLASS IS:
Net Assets	$166
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	9,731
Net Asset Value, Offering and Redemption Price Per Share	$17.04

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Global Strategist Portfolio

Consolidated Statement of Operations	Six Months Ended March 29, 2018 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $42 of Foreign Taxes Withheld)	$2,502
Dividends from Securities of Unaffiliated Issuers (Net of $95 of Foreign Taxes Withheld)	1,291
Dividends from Security of Affiliated Issuer (Note G)	173
Total Investment Income	3,966
Expenses:
Advisory Fees (Note B)	758
Shareholder Services Fees — Class A (Note D)	304
Distribution and Shareholder Services Fees — Class L (Note D)	76
Distribution and Shareholder Services Fees — Class C (Note D)	7
Sub Transfer Agency Fees — Class I	26
Sub Transfer Agency Fees — Class A	110
Sub Transfer Agency Fees — Class L	6
Sub Transfer Agency Fees — Class C	1
Administration Fees (Note C)	134
Custodian Fees (Note F)	118
Professional Fees	89
Pricing Fees	65
Registration Fees	32
Shareholder Reporting Fees	30
Transfer Agency Fees — Class I (Note E)	5
Transfer Agency Fees — Class A (Note E)	17
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	7
Other Expenses	21
Total Expenses	1,810
Waiver of Advisory Fees (Note B)	(58)
Rebate from Morgan Stanley Affiliate (Note G)	(25)
Reimbursement of Class Specific Expenses — Class I (Note B)	(20)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	1,705
Net Investment Income	2,261
Realized Gain (Loss):
Investments Sold (Net of $53 of Capital Gain Country Tax)	22,593
Foreign Currency Forward Exchange Contracts	336
Foreign Currency Transactions	(626)
Futures Contracts	5,239
Swap Agreements	(2,392)
Net Realized Gain	25,150
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $113)	(14,996)
Foreign Currency Forward Exchange Contracts	(376)
Foreign Currency Translations	10
Futures Contracts	(85)
Swap Agreements	395
Net Change in Unrealized Appreciation (Depreciation)	(15,052)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	10,098
Net Increase in Net Assets Resulting from Operations	$12,359

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended March 29, 2018R (unaudited) (000)	Year Ended September 30, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,261	$5,362
Net Realized Gain	25,150	22,118
Net Change in Unrealized Appreciation (Depreciation)	(15,052)	10,072
Net Increase in Net Assets Resulting from Operations	12,359	37,552
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(810)	(830)
Net Realized Gain	(3,472)	—
Class A:
Net Investment Income	(2,086)	(1,982)
Net Realized Gain	(12,398)	—
Class L:
Net Investment Income	(62)	(40)
Net Realized Gain	(1,025)	—
Class C:
Net Investment Income	(1)	—
Net Realized Gain	(71)	—
Class IS:
Net Investment Income	(2)	(2)
Net Realized Gain	(8)	—
Total Distributions	(19,935)	(2,854)
Capital Share Transactions:(1)
Class I:
Subscribed	3,126	5,495
Distributions Reinvested	4,265	828
Redeemed	(6,499)	(19,136)
Class A:
Subscribed	2,889	3,085
Distributions Reinvested	14,203	1,946
Redeemed	(22,683)	(42,334)
Class L:
Exchanged	107	843
Distributions Reinvested	1,063	40
Redeemed	(1,980)	(5,417)
Class C:
Subscribed	27	92
Distributions Reinvested	72	—
Redeemed	(66)	(456)
Class IS:
Subscribed	24	— @
Distributions Reinvested	9	1
Redeemed	—	(21)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,443)	(55,034)
Total Decrease in Net Assets	(13,019)	(20,336)
Net Assets:
Beginning of Period	338,628	358,964
End of Period (Including Distributions in Excess of Net Investment Income and Accumulated Undistributed Net Investment Income of $(385) and $315, respectively)	$325,609	$338,628

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended March 29, 2018R (unaudited) (000)	Year Ended September 30, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	181	342
Shares Issued on Distributions Reinvested	253	54
Shares Redeemed	(375)	(1,145)
Net Increase (Decrease) in Class I Shares Outstanding	59	(749)
Class A:
Shares Subscribed	168	191
Shares Issued on Distributions Reinvested	849	126
Shares Redeemed	(1,321)	(2,651)
Net Decrease in Class A Shares Outstanding	(304)	(2,334)
Class L:
Shares Exchanged	6	55
Shares Issued on Distributions Reinvested	64	3
Shares Redeemed	(115)	(346)
Net Decrease in Class L Shares Outstanding	(45)	(288)
Class C:
Shares Subscribed	2	6
Shares Issued on Distributions Reinvested	4	—
Shares Redeemed	(4)	(29)
Net Increase (Decrease) in Class C Shares Outstanding	2	(23)
Class IS:
Shares Subscribed	1	— @@
Shares Issued on Distributions Reinvested	1	— @@
Shares Redeemed	—	(1)
Net Increase (Decrease) in Class IS Shares Outstanding	2	(1)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended March 29, 2018R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)(2)		2015(2)		2014(2)		2013(2)
Net Asset Value, Beginning of Period	$17.48		$15.79		$14.58		$16.99		$16.96		$15.22
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.14		0.30		0.28		0.28		0.34		0.35
Net Realized and Unrealized Gain (Loss)	0.53		1.57		0.95		(1.73)		1.15		1.44
Total from Investment Operations	0.67		1.87		1.23		(1.45)		1.49		1.79
Distributions from and/or in Excess of:
Net Investment Income	(0.21)		(0.18)		—		(0.35)		(0.23)		(0.05)
Net Realized Gain	(0.90)		—		(0.02)		(0.61)		(1.23)		—
Total Distributions	(1.11)		(0.18)		(0.02)		(0.96)		(1.46)		(0.05)
Net Asset Value, End of Period	$17.04		$17.48		$15.79		$14.58		$16.99		$16.96
Total Return(4)	3.88	%(7)	11.98%		8.42	%(5)	(8.87)%		9.37%		11.79%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$68,266		$69,017		$74,158		$83,930		$72,952		$52,170
Ratio of Expenses to Average Net Assets(9)	0.73	%(6)(8)	0.72	%(6)	0.68	%(6)	0.73	%(6)	0.72	%(6)	0.69	%(6)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		N/A		0.76	%(6)
Ratio of Net Investment Income to Average Net Assets(9)	1.64	%(6)(8)	1.87	%(6)	1.84	%(6)	1.78	%(6)	1.99	%(6)	2.18	%(6)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(8)	0.02%		0.01%		0.01%		0.02%		0.01%
Portfolio Turnover Rate	76	%(7)	176%		103%		98%		62%		107%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.83	%(8)	0.85%		0.81%		0.83%		0.83%		0.82%
Net Investment Income to Average Net Assets	1.54	%(8)	1.74%		1.71%		1.68%		1.88%		2.05%

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets would have been 0.05% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.05% lower had the custodian not reimbursed the Fund.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.21% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 8.21%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Consolidated Financial Highlights

Global Strategist Portfolio

	Class A
	Six Months Ended March 29, 2018R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)(2)		2015(2)		2014(2)		2013(2)
Net Asset Value, Beginning of Period	$17.32		$15.64		$14.50		$16.88		$16.88		$15.18
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.11		0.25		0.23		0.23		0.27		0.42
Net Realized and Unrealized Gain (Loss)	0.53		1.56		0.93		(1.71)		1.15		1.32
Total from Investment Operations	0.64		1.81		1.16		(1.48)		1.42		1.74
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.13)		—		(0.29)		(0.19)		(0.04)
Net Realized Gain	(0.90)		—		(0.02)		(0.61)		(1.23)		—
Total Distributions	(1.05)		(0.13)		(0.02)		(0.90)		(1.42)		(0.04)
Net Asset Value, End of Period	$16.91		$17.32		$15.64		$14.50		$16.88		$16.88
Total Return(4)	3.75	%(8)	11.64%		7.98	%(5)	(9.16)%		9.02%		11.49%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$236,371		$247,483		$259,999		$287,438		$365,642		$373,559
Ratio of Expenses to Average Net Assets(10)	1.05	%(6)(9)	1.05	%(6)	0.99	%(6)	1.05	%(6)	1.07	%(6)	0.47	%(6)(7)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		N/A		1.03	%(6)(7)
Ratio of Net Investment Income to Average Net Assets(10)	1.32	%(6)(9)	1.52	%(6)	1.56	%(6)	1.44	%(6)	1.64	%(6)	2.60	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(9)	0.02%		0.01%		0.01%		0.02%		0.01%
Portfolio Turnover Rate	76	%(8)	176%		103%		98%		62%		107%
(10) Supplemental Information on the Ratios to Average Net Assets:

Ratios Before Expense Limitation:

Expenses to Average Net Assets	1.10	%(9)	1.12%	1.11%	1.11%	1.14%	1.11%
Net Investment Income to Average Net Assets	1.27	%(9)	1.45%	1.44%	1.38%	1.57%	1.96%

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets would have been 0.07% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.07% lower had the custodian not reimbursed the Fund.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.27% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 7.71%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.09% for Class A shares. Prior to September 16, 2013, the maximum ratio was 0.99% for Class A shares.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Consolidated Financial Highlights

Global Strategist Portfolio

	Class L
	Six Months Ended March 29, 2018R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)(2)		2015(2)		2014(2)		2013(2)
Net Asset Value, Beginning of Period	$17.15		$15.47		$14.41		$16.79		$16.78		$15.15
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.07		0.16		0.15		0.15		0.19		0.23
Net Realized and Unrealized Gain (Loss)	0.51		1.55		0.93		(1.72)		1.15		1.42
Total from Investment Operations	0.58		1.71		1.08		(1.57)		1.34		1.65
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.03)		—		(0.20)		(0.10)		(0.02)
Net Realized Gain	(0.90)		—		(0.02)		(0.61)		(1.23)		—
Total Distributions	(0.95)		(0.03)		(0.02)		(0.81)		(1.33)		(0.02)
Net Asset Value, End of Period	$16.78		$17.15		$15.47		$14.41		$16.79		$16.78
Total Return(4)	3.44	%(8)	11.07%		7.47	%(5)	(9.66)%		8.49%		10.91%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$19,414		$20,605		$23,051		$24,544		$28,032		$29,025
Ratio of Expenses to Average Net Assets(10)	1.52	%(6)(9)	1.57	%(6)	1.52	%(6)	1.58	%(6)	1.57	%(6)	1.42	%(6)(7)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		N/A		1.49	%(6)(7)
Ratio of Net Investment Income to Average Net Assets(10)	0.84	%(6)(9)	1.00	%(6)	1.03	%(6)	0.93	%(6)	1.14	%(6)	1.44	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(9)	0.02%		0.01%		0.01%		0.02%		0.01%
Portfolio Turnover Rate	76	%(8)	176%		103%		98%		62%		107%
(10) Supplemental Information on the Ratios to Average Net Assets:

Ratios Before Expense Limitation:

Expenses to Average Net Assets	1.57	%(9)	1.66%	1.64%	1.69%	1.70%	1.54%
Net Investment Income to Average Net Assets	0.79	%(9)	0.91%	0.91%	0.82%	1.01%	1.32%

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets would have been 0.06% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.06% lower had the custodian not reimbursed the Fund.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 7.27%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.59% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.49% for Class L shares.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Consolidated Financial Highlights

Global Strategist Portfolio

	Class C
	Six Months Ended March 29, 2018R		Year Ended September 30,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)(3)		September 30, 2015(3)
Net Asset Value, Beginning of Period	$17.08		$15.42		$14.41		$16.03
Income (Loss) from Investment Operations:
Net Investment Income(4)	0.04		0.11		0.10		0.03
Net Realized and Unrealized Gain (Loss)	0.52		1.55		0.93		(1.65)
Total from Investment Operations	0.56		1.66		1.03		(1.62)
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		—		—		—
Net Realized Gain	(0.90)		—		(0.02)		—
Total Distributions	(0.91)		—		(0.02)		—
Net Asset Value, End of Period	$16.73		$17.08		$15.42		$14.41
Total Return(5)	3.32	%(8)	10.77%		7.13	%(6)	(10.11	)%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,392		$1,386		$1,613		$1,363
Ratio of Expenses to Average Net Assets(10)	1.83	%(7)(9)	1.82	%(7)	1.81	%(7)	1.83	%(7)(9)
Ratio of Net Investment Income to Average Net Assets(10)	0.52	%(7)(9)	0.72	%(7)	0.71	%(7)	0.54	%(7)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(9)	0.02%		0.01%		0.01	%(9)
Portfolio Turnover Rate	76	%(8)	176%		103%		98	%(8)
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.97	%(9)	2.02%		1.94%		2.28	%(9)
Net Investment Income to Average Net Assets	0.38	%(9)	0.52%		0.58%		0.09	%(9)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets would have been 0.02% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.02% lower had the custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  Performance was positively impacted by approximately 0.21% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 6.92%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Consolidated Financial Highlights

Global Strategist Portfolio

	Class IS
	Six Months Ended March 29, 2018R		Year Ended September 30,				Period from May 29, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)(3)		September 30, 2015(3)
Net Asset Value, Beginning of Period	$17.49		$15.79		$14.59		$15.97
Income (Loss) from Investment Operations:
Net Investment Income(4)	0.15		0.31		0.26		0.09
Net Realized and Unrealized Gain (Loss)	0.51		1.57		0.96		(1.47)
Total from Investment Operations	0.66		1.88		1.22		(1.38)
Distributions from and/or in Excess of:
Net Investment Income	(0.21)		(0.18)		—		—
Net Realized Gain	(0.90)		—		(0.02)		—
Total Distributions	(1.11)		(0.18)		(0.02)		—
Net Asset Value, End of Period	$17.04		$17.49		$15.79		$14.59
Total Return(5)	3.85	%(9)	12.08%		8.42	%(6)	(8.70	)%(9)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$166		$137		$143		$9
Ratio of Expenses to Average Net Assets(11)	0.70	%(7)(10)	0.69	%(7)	0.70	%(7)	0.71	%(7)(10)
Ratio of Net Investment Income to Average Net Assets(11)	1.69	%(7)(10)	1.88	%(7)	1.68	%(7)	1.66	%(7)(10)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(10)	0.02%		0.01%		0.00	%(8)(10)
Portfolio Turnover Rate	76	%(9)	176%		103%		98	%(9)
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.79	%(10)	2.17%		5.44%		16.27	%(10)
Net Investment Income (Loss) to Average Net Assets	0.60	%(10)	0.40%		(3.06)%		(13.90	)%(10)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Performance was positively impacted by approximately 0.35% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class IS shares would have been approximately 8.07%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund", collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying consolidated financial statements relate to the Global Strategist Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option to purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

Effective October 3, 2016, the Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of March 29, 2018, the Subsidiary represented approximately $31,647,000 or approximately 9.72% of the total assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"),

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$213	$—		$213
Agency Fixed Rate Mortgages	—	8,467	—		8,467
Asset-Backed Securities	—	328	—		328
Collateralized Mortgage Obligations — Agency Collateral Series	—	170	—		170
Commercial Mortgage- Backed Securities	—	2,738	—		2,738
Corporate Bonds	—	38,126	—		38,126
Mortgages — Other	—	1,299	—		1,299
Sovereign	—	91,981	—		91,981
U.S. Treasury Securities	—	32,653	—		32,653
Total Fixed Income Securities	—	175,975	—		175,975
Common Stocks
Aerospace & Defense	1,040	809	—		1,849
Air Freight & Logistics	326	229	—		555
Airlines	20	88	—		108
Auto Components	123	414	—		537
Automobiles	36	2,405	—		2,441
Banks	6,001	9,934	—		15,935
Beverages	900	1,163	—		2,063
Biotechnology	1,211	470	—		1,681
Building Products	60	954	—		1,014
Capital Markets	2,003	2,176	—		4,179
Chemicals	933	1,666	—		2,599
Commercial Services & Supplies	312	355	—		667
Communications Equipment	784	229	—		1,013
Construction & Engineering	75	2,856	—		2,931
Construction Materials	—	589	—		589
Consumer Finance	9,901	6	—		9,907
Containers & Packaging	214	54	—		268
Distributors	21	—	—		21
Diversified Consumer Services	29	—	—		29
Diversified Financial Services	126	398	—		524
Diversified Telecommunication Services	1,595	1,569	—		3,164
Electric Utilities	976	852	—		1,828
Electrical Equipment	340	883	—		1,223
Electronic Equipment, Instruments & Components	189	89	—		278
Energy Equipment & Services	508	104	—	†	612	†
Equity Real Estate Investment Trusts (REITs)	1,411	756	—		2,167

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Food & Staples Retailing	$1,731	$704		$—		$2,435
Food Products	591	1,733		—		2,324
Gas Utilities	25	143		—		168
Health Care Equipment & Supplies	1,547	489		—		2,036
Health Care Providers & Services	1,499	326		—		1,825
Health Care Technology	54	—		—		54
Hotels, Restaurants & Leisure	1,247	1,564		—		2,811
Household Durables	—	249		—		249
Household Products	931	477		—		1,408
Independent Power & Renewable Electricity Producers	4	38		—		42
Industrial Conglomerates	558	709		—		1,267
Information Technology Services	2,338	1,983		—		4,321
Insurance	792	2,993		—		3,785
Internet & Direct Marketing Retail	2,032	26		—		2,058
Internet Software & Services	1,522	68		—		1,590
Leisure Products	32	—		—		32
Life Sciences Tools & Services	402	105		—		507
Machinery	918	811		—		1,729
Marine	—	119		—		119
Media	1,790	575		—		2,365
Metals & Mining	490	1,782	†	—		2,272	†
Multi-Line Retail	306	74		—		380
Multi-Utilities	624	660		—		1,284
Oil, Gas & Consumable Fuels	3,285	3,278		—		6,563
Paper & Forest Products	27	174		—		201
Personal Products	158	990		—		1,148
Pharmaceuticals	1,915	3,658		—		5,573
Professional Services	356	2,215		—		2,571
Real Estate Management & Development	97	758		—		855
Road & Rail	940	644		—		1,584
Semiconductors & Semiconductor Equipment	2,207	546		—	@	2,753
Software	2,495	604		—		3,099
Specialty Retail	1,006	256		—		1,262
Tech Hardware, Storage & Peripherals	3,257	—		—		3,257
Textiles, Apparel & Luxury Goods	284	1,199		—		1,483
Thrifts & Mortgage Finance	19	—		—		19
Tobacco	506	739		—		1,245
Trading Companies & Distributors	196	479		—		675
Transportation Infrastructure	—	1,638		—		1,638
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Water Utilities	$—	$55	$—		$55
Wireless Telecommunication Services	121	370	—		491
Total Common Stocks	65,436	62,279 †	—	@†	127,715 †
Right	2	—	—		2
Warrant	— @	—	—		— @
Short-Term Investments
Investment Company	16,979	—	—		16,979
U.S. Treasury Security	—	6,831	—		6,831
Total Short-Term Investments	16,979	6,831	—		23,810
Foreign Currency Forward Exchange Contracts	—	605	—		605
Futures Contracts	1,354	—	—		1,354
Interest Rate Swap Agreements	—	1,586	—		1,586
Total Return Swap Agreements	—	1,526	—		1,526
Total Assets	83,771	248,802 †	—	@†	332,573 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(409)	—		(409)
Futures Contracts	(698)	—	—		(698)
Interest Rate Swap Agreements	—	(687)	—		(687)
Total Return Swap Agreements	—	(1,948)	—		(1,948)
Total Liabilities	(698)	(3,044)	—		(3,742)
Total	$83,073	$245,758 †	$—	@†	$328,831 †

@  Value is less than $500.

†  Includes one or more securities which are valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 29, 2018, securities with a total value of approximately $58,283,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at September 30, 2017, were valued using other significant observable inputs at March 29, 2018. At March 29, 2018, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks (000)
Beginning Balance		$—	@†
Purchases		—
Sales		—
Amortization of discount		—
Transfers in		—
Transfers out		—
Corporate actions		—
Change in unrealized appreciation (depreciation)		30
Realized gains (losses)		(30)
Ending Balance		$—	@†
Net change in unrealized appreciation (depreciation) from investments still held as of March 29, 2018	$	(—	@)

@ Value is less than $500.

† Includes one or more securities which are valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Consolidated Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 29, 2018:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$605
Futures Contract	Variation Margin on Futures Contracts	Commodity Risk	407	(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	182	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	765	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	1,526
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	1,586	(a)
Total			$5,071
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(409)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(619	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(79	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(1,948)
Swap Agreement	Unrealized Depreciation on Swap Agreement	Interest Rate Risk	(51)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(636	)(a)
Total			$(3,742)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 29, 2018 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$336
Commodity Risk	Futures Contracts	(511)
Equity Risk	Futures Contracts	6,496
Interest Rate Risk	Futures Contracts	(746)
Equity Risk	Swap Agreements	(2,527)
Interest Rate Risk	Swap Agreements	135
Total		$3,183
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(376)
Commodity Risk	Futures Contracts	383
Equity Risk	Futures Contracts	(965)
Interest Rate Risk	Futures Contracts	497
Equity Risk	Swap Agreements	(296)
Interest Rate Risk	Swap Agreements	691
Total		$(66)

At March 29, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$605	$(409)
Swap Agreements	1,526	(1,999)
Total	$2,131	$(2,408)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 29, 2018:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$1		$—	$—	$1
Bank of America NA	38		(38)	—	0
Bank of Montreal	1		—	—	1
Barclays Bank PLC	32		(10)	—	22
BNP Paribas SA	106		(106)	—	0
Citibank NA	115		(115)	—	0
Commonwealth Bank of Australia	—	@	(— @)	—	0
Goldman Sachs International	342		(22)	(320)	0
JPMorgan Chase Bank NA	1,397		(831)	(437)	129
Royal Bank of Canada	53		(11)	—	42
State Street Bank and Trust Co.	3		(— @)	—	3
UBS AG	43		(17)	—	26
Total	$2,131		$(1,150)	$(757)	$224

(d) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$41		$(38)	$—	$3
Barclays Bank PLC	23		(10)	—	13
BNP Paribas SA	1,261		(106)	—	1,155
Citibank NA	192		(115)	—	77
Commonwealth Bank of Australia	6		(— @)	—	6
Credit Suisse International	4		—	—	4
Goldman Sachs International	22		(22)	—	0
JPMorgan Chase Bank NA	831		(831)	—	0
Royal Bank of Canada	11		(11)		0
State Street Bank and Trust Co.	—	@	(— @)	—	0
UBS AG	17		(17)	—	0
Total	$2,408		$(1,150)	$—	$1,258

@ Amount is less than $500.

For the six months ended March 29, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$237,122,000
Futures Contracts:
Average monthly original value	$195,583,000
Swap Agreements:
Average monthly notional amount	$142,646,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may in-

crease the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.45% of the average daily net assets of the Fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.74% for Class I shares, 1.09% for Class A shares, 1.59% for Class L shares, 1.84% for Class C shares and 0.71% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 29, 2018, approximately $58,000 of advisory fees were waived and approximately $22,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Trust pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust. Effective January 1, 2018, BFDS changed its name to DST Asset Manager Solutions, Inc.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 29, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $162,748,000 and $164,757,000, respectively. For the six months ended March 29, 2018, purchases and sales of long-term U.S. Government securities were approximately $9,986,000 and $4,340,000, respectively.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 29, 2018, advisory fees paid were reduced by approximately $25,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in share of the affiliated investments companies during the six months ended March 29, 2018 are as follows:

Affiliated Investment Company	Value September 30, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$39,976	$98,052	$121,049	$173
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 29, 2018 (000)
Liquidity Funds	$—	$—	$16,979

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly,

no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Consolidated Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,854	$—	$—	$425

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Consolidated Financial Statements (unaudited) (cont'd)

adjustments for swap transactions, tax adjustments on passive foreign investment companies sold by the Fund and tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at September 30, 2017:

Accumulated Undistributed Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$(3,407)	$3,407	$—

At September 30, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,961	$16,271

During the year ended September 30, 2017, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $8,100.000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 29, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At March 29, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 50.0%.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after

December 15, 2018. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTGSSAN
2100473 EXP 05.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Semi-Annual Report

March 29, 2018

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	21
Privacy Notice	28
Trustee and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in High Yield Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2018

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Expense Example (unaudited)

High Yield Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 29, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/17	Actual Ending Account Value 3/29/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
High Yield Portfolio Class I	$1,000.00	$1,016.20	$1,021.69	$3.27	$3.28	0.65%
High Yield Portfolio Class A	1,000.00	1,015.40	1,019.95	5.02	5.04	1.00
High Yield Portfolio Class L	1,000.00	1,014.10	1,018.70	6.28	6.29	1.25
High Yield Portfolio Class C	1,000.00	1,011.90	1,016.40	8.58	8.60	1.71
High Yield Portfolio Class IS	1,000.00	1,016.30	1,021.84	3.12	3.13	0.62

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.6%)
Corporate Bonds (89.7%)
Basic Materials (4.0%)
American Gilsonite Co. 17.00% Cash, 3.41% PIK, 12/31/21 (a)(b)(c)	$201	$230
Eldorado Gold Corp. 6.13%, 12/15/20 (a)	500	476
First Quantum Minerals Ltd. 7.50%, 4/1/25 (a)	600	593
Hexion, Inc. 10.00%, 4/15/20	1,000	972
Hudbay Minerals, Inc. 7.25%, 1/15/23 (a)	500	521
IAMGOLD Corp. 7.00%, 4/15/25 (a)	500	513
International Wire Group, Inc. 10.75%, 8/1/21 (a)	750	712
Mercer International, Inc. 5.50%, 1/15/26 (a)	425	423
MSCI, Inc. 4.75%, 8/1/26 (a)	150	149
PQ Corp. 5.75%, 12/15/25 (a)	225	223
Signode Industrial Group Lux SA/ Signode Industrial Group US, Inc. 6.38%, 5/1/22 (a)	650	671
Valvoline, Inc. 5.50%, 7/15/24	200	206
Versum Materials, Inc. 5.50%, 9/30/24 (a)	250	259
		5,948
Communications (6.1%)
Altice France SA 7.38%, 5/1/26 (a)	825	789
Altice Luxembourg SA 7.63%, 2/15/25 (a)	400	344
Block Communications, Inc. 6.88%, 2/15/25 (a)	750	758
Cable One, Inc. 5.75%, 6/15/22 (a)	350	358
CCO Holdings LLC/ CCO Holdings Capital Corp. 5.00%, 2/1/28 (a)	750	707
CommScope Technologies LLC 5.00%, 3/15/27 (a)	400	381
CSC Holdings LLC 5.25%, 6/1/24	500	477
DISH DBS Corp. 7.75%, 7/1/26	250	235
EW Scripps Co. (The) 5.13%, 5/15/25 (a)	700	653
Gray Television, Inc. 5.88%, 7/15/26 (a)	700	682
Intelsat Jackson Holdings SA 8.00%, 2/15/24 (a)	500	527
Lamar Media Corp. 5.75%, 2/1/26	300	312
	Face Amount (000)	Value (000)
MDC Partners, Inc. 6.50%, 5/1/24 (a)	$664	$649
Midcontinent Communications/ Midcontinent Finance Corp. 6.88%, 8/15/23 (a)	500	528
Sprint Communications, Inc. 6.00%, 11/15/22	750	738
T-Mobile USA, Inc. 5.38%, 4/15/27	375	379
Virgin Media Secured Finance PLC 5.50%, 8/15/26 (a)	450	438
		8,955
Consumer, Cyclical (17.3%)
Air Canada 7.75%, 4/15/21 (a)	500	549
American Greetings Corp. 7.88%, 2/15/25 (a)	500	506
Aramark Services, Inc. 4.75%, 6/1/26	250	243
Aston Martin Capital Holdings Ltd. 6.50%, 4/15/22 (a)	400	418
AV Homes, Inc. 6.63%, 5/15/22	500	511
Beacon Roofing Supply, Inc. 6.38%, 10/1/23	350	369
Beazer Homes USA, Inc., 5.88%, 10/15/27	425	396
8.75%, 3/15/22	500	540
Boyne USA, Inc. 7.25%, 5/1/25 (a)(d)	680	701
Carrols Restaurant Group, Inc. 8.00%, 5/1/22	525	549
CCM Merger, Inc. 6.00%, 3/15/22 (a)	500	506
Century Communities, Inc. 5.88%, 7/15/25	675	645
Cumberland Farms, Inc. 6.75%, 5/1/25 (a)	550	573
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/23 (a)	500	515
Eldorado Resorts, Inc. 6.00%, 4/1/25	500	510
EMI Music Publishing Group North America Holdings, Inc. 7.63%, 6/15/24 (a)	550	597
FelCor Lodging LP 6.00%, 6/1/25	250	259
Ferrellgas LP/Ferrellgas Finance Corp. 6.75%, 1/15/22	500	476
Gibson Brands, Inc. 8.88%, 8/1/18 (a)	900	720
Global Partners LP/GLP Finance Corp., 6.25%, 7/15/22	750	750
7.00%, 6/15/23	115	116
Golden Nugget, Inc. 8.75%, 10/1/25 (a)	600	624

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
Hanesbrands, Inc. 4.88%, 5/15/26 (a)	$250	$244
IRB Holding Corp. 6.75%, 2/15/26 (a)	445	437
JC Penney Corp., Inc.
5.65%, 6/1/20	4	4
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC 5.00%, 6/1/24 (a)	250	249
Lions Gate Entertainment Corp. 5.88%, 11/1/24 (a)	400	418
Mattamy Group Corp. 6.88%, 12/15/23 (a)	400	413
Meritor, Inc. 6.25%, 2/15/24	500	522
Nathan's Famous, Inc. 6.63%, 11/1/25 (a)	900	909
National CineMedia LLC 5.75%, 8/15/26	750	681
Navistar International Corp. 6.63%, 11/1/25 (a)	625	627
Neiman Marcus Group Ltd., LLC 8.75% Cash, 9.50% PIK, 10/15/21 (a)(b)	367	236
New Home Co., Inc. (The) 7.25%, 4/1/22	500	521
Party City Holdings, Inc. 6.13%, 8/15/23 (a)	500	512
Rite Aid Corp. 6.13%, 4/1/23 (a)	750	758
Rivers Pittsburgh Borrower LP/ Rivers Pittsburgh Finance Corp. 6.13%, 8/15/21 (a)	850	822
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/25	500	497
Silversea Cruise Finance Ltd. 7.25%, 2/1/25 (a)	750	797
Sonic Automotive, Inc. 5.00%, 5/15/23	500	478
Speedway Motorsports, Inc. 5.13%, 2/1/23	350	350
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/25 (a)	800	764
Tempur Sealy International, Inc. 5.50%, 6/15/26	500	482
Titan International, Inc. 6.50%, 11/30/23 (a)	750	774
Tops Holding II Corp. 8.75%, 6/15/18 (e)(f)	175	130
VistaJet Malta Finance PLC/ VistaJet Co., Finance LLC 7.75%, 6/1/20 (a)	950	924
William Lyon Homes, Inc. 6.00%, 9/1/23 (a)	650	651
Williams Scotsman International, Inc. 7.88%, 12/15/22 (a)	800	829
	Face Amount (000)	Value (000)
Wolverine World Wide, Inc. 5.00%, 9/1/26 (a)	$500	$489
		25,591
Consumer, Non-Cyclical (14.8%)
Acadia Healthcare Co., Inc., 5.13%, 7/1/22	250	251
5.63%, 2/15/23	250	254
ACCO Brands Corp. 5.25%, 12/15/24 (a)	500	504
Ahern Rentals, Inc. 7.38%, 5/15/23 (a)	750	731
Albertsons Cos., LLC/Safeway, Inc./ New Albertson's, Inc./Albertson's LLC 5.75%, 3/15/25	450	386
APTIM Corp 7.75%, 6/15/25 (a)	750	653
APX Group, Inc. 7.63%, 9/1/23	500	523
Beverages & More, Inc. 11.50%, 6/15/22 (a)	750	692
Central Garden & Pet Co. 5.13%, 2/1/28	350	333
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/25 (a)	525	543
Clearwater Seafoods, Inc. 6.88%, 5/1/25 (a)	300	288
Eagle Holding Co., II LLC 7.63% Cash, 8.34% PIK, 5/15/22 (a)(b)	200	202
Emeco Pty Ltd., Series B 9.25%, 3/31/22	837	905
Endo Dac/Endo Finance LLC/ Endo Finco, Inc. 6.00%, 7/15/23 (a)	950	722
Envision Healthcare Corp. 5.63%, 7/15/22	400	404
FAGE International SA/ FAGE USA Dairy Industry, Inc. 5.63%, 8/15/26 (a)	500	466
First Quality Finance Co., Inc. 5.00%, 7/1/25 (a)	730	701
Flexi-Van Leasing, Inc. 10.00%, 2/15/23 (a)	640	637
Great Lakes Dredge & Dock Corp. 8.00%, 5/15/22	750	771
HCA, Inc. 5.25%, 6/15/26	250	254
Hertz Corp. (The), 5.88%, 10/15/20	350	349
7.63%, 6/1/22 (a)	250	254
Jaguar Holding Co. II/ Pharmaceutical Product Development LLC 6.38%, 8/1/23 (a)	500	507
Lamb Weston Holdings, Inc. 4.88%, 11/1/26 (a)	300	298
Live Nation Entertainment, Inc. 4.88%, 11/1/24 (a)	350	342

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Non-Cyclical (cont'd)
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC 5.50%, 4/15/25 (a)	$750	$586
Michael Baker International LLC 8.75%, 3/1/23 (a)	800	772
MPH Acquisition Holdings LLC 7.13%, 6/1/24 (a)	150	155
NVA Holdings, Inc. 6.88%, 4/1/26 (a)	500	505
Pinnacle Foods Finance LLC/ Pinnacle Foods Finance Corp. 5.88%, 1/15/24	450	467
Pinnacle Operating Corp. 9.00%, 11/15/20 (a)	740	640
Polaris Intermediate Corp. 8.50% Cash, 8.50% PIK, 12/1/22 (a)(b)	375	383
Quintiles IMS, Inc. 4.88%, 5/15/23 (a)	250	256
Select Medical Corp. 6.38%, 6/1/21	500	509
Service Corp. International 4.63%, 12/15/27	500	484
Simmons Foods, Inc. 5.75%, 11/1/24 (a)	600	545
Spectrum Brands, Inc. 5.75%, 7/15/25	250	256
Surgery Center Holdings, Inc. 6.75%, 7/1/25 (a)	750	731
Team Health Holdings, Inc. 6.38%, 2/1/25 (a)	750	647
Teleflex, Inc. 4.88%, 6/1/26	200	199
Tenet Healthcare Corp. 7.00%, 8/1/25 (a)	300	296
TMS International Corp. 7.25%, 8/15/25 (a)	700	731
TreeHouse Foods, Inc. 6.00%, 2/15/24 (a)	250	253
United Rentals North America, Inc. 5.75%, 11/15/24	350	366
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23 (a)	750	665
6.13%, 4/15/25 (a)	250	217
9.00%, 12/15/25 (a)	275	274
		21,907
Diversified (0.6%)
PetSmart, Inc. 7.13%, 3/15/23 (a)	750	429
Trident Merger Sub, Inc. 6.63%, 11/1/25 (a)	500	489
		918
Energy (14.6%)
Alta Mesa Holdings LP/ Alta Mesa Finance Services Corp. 7.88%, 12/15/24	500	523
	Face Amount (000)	Value (000)
American Midstream Partners LP/ American Midstream Finance Corp. 8.50%, 12/15/21 (a)	$750	$759
Blue Racer Midstream LLC/ Blue Racer Finance Corp. 6.13%, 11/15/22 (a)	550	562
Callon Petroleum Co. 6.13%, 10/1/24	650	668
Carrizo Oil & Gas, Inc. 6.25%, 4/15/23	800	804
Crestwood Midstream Partners LP/ Crestwood Midstream Finance Corp. 6.25%, 4/1/23	250	253
CrownRock LP/CrownRock Finance, Inc. 5.63%, 10/15/25 (a)	425	422
Denbury Resources, Inc. 5.50%, 5/1/22	1,150	917
Endeavor Energy Resources LP/ EER Finance, Inc. 5.75%, 1/30/28 (a)	750	750
Energy Ventures Gom LLC/ EnVen Finance Corp. 11.00%, 2/15/23 (a)	500	508
Gulfport Energy Corp. 6.38%, 1/15/26	600	572
Halcon Resources Corp., Series WI 6.75%, 2/15/25	500	494
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/1/24 (a)	500	495
5.75%, 10/1/25 (a)	250	249
Laredo Petroleum, Inc., 5.63%, 1/15/22	250	249
6.25%, 3/15/23	450	453
Lonestar Resources America, Inc. 11.25%, 1/1/23 (a)	900	902
Matador Resources Co. 6.88%, 4/15/23	300	313
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/26 (a)	900	911
Murphy Oil Corp. 5.75%, 8/15/25	500	494
Murphy Oil USA, Inc. 5.63%, 5/1/27	500	503
Newfield Exploration Co. 5.38%, 1/1/26	500	519
Northern Oil and Gas, Inc. 8.00%, 6/1/20	1,000	940
Oceaneering International, Inc. 6.00%, 2/1/28	500	495
Parkland Fuel Corp. 6.00%, 4/1/26 (a)	900	907
Parsley Energy LLC/Parsley Finance Corp. 5.38%, 1/15/25 (a)	500	501
PDC Energy, Inc. 6.13%, 9/15/24	500	513
Rockies Express Pipeline LLC 6.88%, 4/15/40 (a)	400	463

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Energy (cont'd)
Rowan Cos., Inc. 7.38%, 6/15/25	$600	$566
RSP Permian, Inc., 5.25%, 1/15/25	250	260
6.63%, 10/1/22	500	524
SemGroup Corp. 7.25%, 3/15/26	500	501
SemGroup Corp./Rose Rock Finance Corp. 5.63%, 11/15/23	385	366
Seven Generations Energy Ltd. 5.38%, 9/30/25 (a)	425	407
Southwestern Energy Co. 5.80%, 1/23/20	750	760
Sunoco LP/Sunoco Finance Corp. 5.88%, 3/15/28 (a)	250	242
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp. 5.50%, 9/15/24 (a)	250	256
TransMontaigne Partners LP/ TLP Finance Corp. 6.13%, 2/15/26	500	504
Vermilion Energy, Inc. 5.63%, 3/15/25 (a)	500	491
Whiting Petroleum Corp., 5.75%, 3/15/21	350	354
6.63%, 1/15/26 (a)	250	252
		21,622
Finance (8.5%)
Baytex Energy Corp. 5.63%, 6/1/24 (a)	750	664
CIT Group, Inc. 6.13%, 3/9/28	350	364
CNO Financial Group, Inc. 4.50%, 5/30/20	250	253
CTR Partnership LP/ CareTrust Capital Corp. 5.25%, 6/1/25	578	580
Exela Intermediate LLC/ Exela Finance, Inc. 10.00%, 7/15/23 (a)	750	762
Fly Leasing Ltd. 5.25%, 10/15/24	425	412
HUB International Ltd. 7.88%, 10/1/21 (a)	550	570
Hunt Cos., Inc. 6.25%, 2/15/26 (a)	750	726
Icahn Enterprises LP/ Icahn Enterprises Finance Corp. 6.75%, 2/1/24	800	817
Infinity Acquisition LLC/ Infinity Acquisition Finance Corp. 7.25%, 8/1/22 (a)	650	648
iStar, Inc. 6.50%, 7/1/21	750	768
Jack Ohio Finance LLC/ Jack Ohio Finance 1 Corp. 10.25%, 11/15/22 (a)	750	819
	Face Amount (000)	Value (000)
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.25%, 8/15/24 (a)	$625	$620
Kennedy-Wilson, Inc. 5.88%, 4/1/24	750	747
MGIC Investment Corp. 5.75%, 8/15/23	400	421
MPT Operating Partnership LP/ MPT Finance Corp. 5.00%, 10/15/27	500	491
Oxford Finance LLC/ Oxford Finance Co-Issuer II, Inc. 6.38%, 12/15/22 (a)	750	769
Post Holdings, Inc. 5.00%, 8/15/26 (a)	200	191
Provident Funding Associates LP/ PFG Finance Corp. 6.38%, 6/15/25 (a)	500	503
Radian Group, Inc. 4.50%, 10/1/24	350	343
Starwood Property Trust, Inc. 4.75%, 3/15/25 (a)	450	440
USIS Merger Sub, Inc. 6.88%, 5/1/25 (a)	575	576
		12,484
Industrials (18.4%)
Airxcel, Inc. 8.50%, 2/15/22 (a)	400	435
American Woodmark Corp. 4.88%, 3/15/26 (a)	175	171
Apex Tool Group LLC/ BC Mountain Finance, Inc. 9.00%, 2/15/23 (a)	750	750
ARD Finance SA 7.13% Cash, 7.88% PIK, 9/15/23 (b)	600	623
ARD Securities Finance SARL 8.75% Cash, 8.75% PIK, 1/31/23 (a)(b)	350	368
Artesyn Embedded Technologies, Inc. 9.75%, 10/15/20 (a)	603	591
BlueLine Rental Finance Corp./ BlueLine Rental LLC 9.25%, 3/15/24 (a)	750	806
Builders FirstSource, Inc. 5.63%, 9/1/24 (a)	425	429
BWAY Holding Co. 7.25%, 4/15/25 (a)	900	920
CEVA Group PLC, 4.00%, 5/1/18 (a)	750	750
6.00% Cash, 3.00% PIK, 9/1/20 (a)(b)	690	712
Cleaver-Brooks, Inc. 7.88%, 3/1/23 (a)	800	833
Core & Main LP 6.13%, 8/15/25 (a)	500	490
Coveris Holdings SA 7.88%, 11/1/19 (a)	650	655
CPG Merger Sub LLC 8.00%, 10/1/21 (a)	979	992

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
CTP Transportation Products LLC/ CTP Finance, Inc. 8.25%, 12/15/19 (a)	$1,100	$1,114
EnPro Industries, Inc. 5.88%, 9/15/22	552	573
Flex Acquisition Co., Inc. 6.88%, 1/15/25 (a)	750	744
FXI Holdings, Inc. 7.88%, 11/1/24 (a)	950	933
GCP Applied Technologies, Inc. 9.50%, 2/1/23 (a)	500	552
Gibraltar Industries, Inc. 6.25%, 2/1/21	461	467
Grinding Media, Inc./ Moly-Cop AltaSteel Ltd. 7.38%, 12/15/23 (a)	650	684
Itron, Inc. 5.00%, 1/15/26 (a)	400	395
JB Poindexter & Co., Inc. 9.00%, 4/1/22 (a)	501	517
JPW Industries Holding Corp. 9.00%, 10/1/24 (a)	1,050	1,104
Kenan Advantage Group, Inc. (The) 7.88%, 7/31/23 (a)	750	772
Koppers, Inc. 6.00%, 2/15/25 (a)	500	512
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/25 (a)	500	518
Martin Midstream Partners LP/ Martin Midstream Finance Corp. 7.25%, 2/15/21	750	754
Multi-Color Corp. 4.88%, 11/1/25 (a)	500	469
New Enterprise Stone & Lime Co., Inc. 6.25%, 3/15/26 (a)	700	703
Novelis Corp. 5.88%, 9/30/26 (a)	325	319
Park Aerospace Holdings Ltd. 5.25%, 8/15/22 (a)	500	492
Pisces Midco, Inc. 8.00%, 4/15/26 (a)(d)	450	450
SAExploration Holdings, Inc. 10.00% Cash, 11.00% PIK, 4/14/19 (a)(b)	579	370
SBA Communications Corp. 4.88%, 9/1/24	300	295
Standard Industries, Inc. 5.00%, 2/15/27 (a)	500	487
Summit Materials LLC/ Summit Materials Finance Corp. 6.13%, 7/15/23	500	512
syncreon Group BV/ syncreon Global Finance US, Inc. 8.63%, 11/1/21 (a)	450	371
Techniplas LLC 10.00%, 5/1/20 (a)	755	646
TriMas Corp. 4.88%, 10/15/25 (a)	500	485
	Face Amount (000)	Value (000)
TTM Technologies, Inc. 5.63%, 10/1/25 (a)	$450	$449
Tutor Perini Corp. 6.88%, 5/1/25 (a)	400	413
US Concrete, Inc. 6.38%, 6/1/24	400	417
XPO Logistics, Inc. 6.13%, 9/1/23 (a)	350	363
Zachry Holdings, Inc. 7.50%, 2/1/20 (a)	750	759
		27,164
Technology (3.2%)
BCP Singapore VI Cayman Financing Co., Ltd. 8.00%, 4/15/21 (a)	600	576
Boxer Parent Co., Inc. 9.00% Cash, 9.75% PIK, 10/15/19 (a)(b)	586	587
Change Healthcare Holdings LLC/ Change Healthcare Finance, Inc. 5.75%, 3/1/25 (a)	800	796
DynCorp International, Inc. 10.38% Cash, 1.50% PIK, 11/30/20 (b)	814	854
First Data Corp. 7.00%, 12/1/23 (a)	350	368
Harland Clarke Holdings Corp. 6.88%, 3/1/20 (a)	500	508
j2 Cloud Services LLC/ j2 Global Co-Obligor, Inc. 6.00%, 7/15/25 (a)	500	514
RP Crown Parent LLC 7.38%, 10/15/24 (a)	550	571
		4,774
Utilities (2.2%)
Calpine Corp. 5.75%, 1/15/25	750	688
Dynegy, Inc. 7.38%, 11/1/22	500	528
LBC Tank Terminals Holding Netherlands BV 6.88%, 5/15/23 (a)	800	826
NGL Energy Partners LP/ NGL Energy Finance Corp. 6.13%, 3/1/25	750	718
NRG Energy, Inc. 6.63%, 1/15/27	400	411
		3,171
		132,534
Sovereign (0.6%)
Shape Technologies Group, Inc. 7.63%, 2/1/20 (a)	770	788
Variable Rate Senior Loan Interests (8.3%)
Communications (0.2%)
Windstream Services LLC, Term B6 1 Month USD LIBOR + 4.00%, 1.00%, 3/30/21 (g)	274	265

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (3.7%)
BJ's Wholesale Club, Inc., 2nd Lien Term 1 Month USD LIBOR + 7.50%, 9.19%, 1/27/25	$1,000	$1,006
Chassix Holdings, Inc., Term B 6 Month USD LIBOR + 5.50%, 9.25%, 11/15/23	723	728
Commercial Vehicle Group, Inc., Term B 1 Month USD LIBOR + 6.00%, 7.88%, 4/12/23	638	642
Neiman Marcus Group Ltd., LLC, Term Loan 1 Month USD LIBOR + 3.25%, 4.94%, 10/25/20	492	427
Office Depot, Inc., Term B 3 Month USD LIBOR + 7.00%, 9.12%, 11/8/22	975	995
Playa Resorts Holding B.V., Term B 2 Month USD LIBOR + 3.25%, 5.00%, 4/27/24	647	651
Sesac Holdco II LLC, 2nd Lien Term 1 Month USD LIBOR + 7.25%, 9.13%, 2/24/25	1,000	1,001
		5,450
Consumer, Non-Cyclical (0.6%)
Monitronics International, Inc., Term B2 3 Month USD LIBOR + 5.50%, 1.00%, 9/30/22 (g)	150	146
Wells Enterprises, Inc., Term B 3 Month USD LIBOR + 2.75% 1.00%, 3/21/25 (g)	725	734
		880
Energy (0.7%)
Gavilan Resources LLC, 2nd Lien Term 1 Month USD LIBOR + 6.00%, 7.79%, 3/1/24	1,000	1,005
Industrials (3.1%)
Associated Asphalt Partners LLC, Term B 1 Month USD LIBOR + 5.25%, 7.13%, 4/5/24	992	956
Coveris Holdings S.A., Term B 3 Month USD LIBOR + 4.25%, 6.55%, 6/26/22	295	297
Gruden Acquisition, Inc., 1st Lien Term 3 Month USD LIBOR + 5.50%, 7.80%, 8/18/22	489	495
	Face Amount (000)	Value (000)
Kemet Electronic Corp., Term B 1 Month USD LIBOR + 6.00%, 7.88%, 4/28/24	$963	$982
Michael Baker International LLC, Term B 1 Month USD LIBOR + 4.50%, 6.34%, 11/21/22	500	501
SAExploration Holdings, Inc., Term Loan 11.50%, 6/28/23 (c)	500	470
syncreon Global Finance, Inc., Term B 3 Month USD LIBOR + 4.25%, 6.02%, 10/28/20	496	466
Titan Acquisition Ltd., Term B 1 Month USD LIBOR + 3.00%, 1.00%, 3/28/25 (g)	525	525
		4,692
		12,292
Total Fixed Income Securities (Cost $146,346)		145,614
	Shares
Common Stocks (0.3%)
Auto Components (0.0%)
Exide Technologies (h)	592	1
Energy Equipment & Services (0.0%)
SAExploration Holdings, Inc.	12,646	16
Equity Real Estate Investment Trusts (REITs) (0.2%)
American Gilsonite Co. (c)(h)	500	253
Machinery (0.0%)
Iracore International Holdings, Inc., Class A (h)(i)	470	43
Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. (c)(h)	2,826	59
Trading Companies & Distributors (0.1%)
Emeco Holdings Ltd. (Australia) (h)	430,643	97
Total Common Stocks (Cost $203)		469
Preferred Stocks (0.2%)
Energy Equipment & Services (0.2%)
SAExploration Holdings, Inc. Series A	235	117
SAExploration Holdings, Inc. Series B	6,343	177
Total Preferred Stocks (Cost $373)		294
Participation Notes (0.1%)
Energy Equipment & Services (0.1%)
SAExploration Holdings, Inc. Equity Linked Notes, expires 7/27/21 (h)	54,840	70
Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. Equity Linked Notes, expires 9/23/20 (c)(h)	2,802	9
Total Participation Notes (Cost $104)		79

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Shares	Value (000)
Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $1,208)	1,207,593	$1,208
Total Investments (100.0%) (Cost $148,234) (j)		147,664
Other Assets in Excess of Liabilities (0.0%) (k)		53
Net Assets (100.0%)		$147,717

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)  Security has been deemed illiquid at March 29, 2018.

(d)  When-issued security.

(e)  Issuer in bankruptcy.

(f)  Non-income producing security; bond in default.

(g)  Unsettled Position. The contract rate does not take effect until settlement date.

(h)  Non-income producing security.

(i)  At March 29, 2018, the Fund held a fair valued security valued at $43,000 representing 0.03% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees.

(j)  At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,722,000 and the aggregate gross unrealized depreciation is approximately $3,292,000, resulting in net unrealized depreciation of approximately $570,000.

(k)  Amount is less than 0.05%.

LIBOR  London Interbank Offered Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	18.5%
Consumer, Cyclical	17.4
Consumer, Non-Cyclical	14.9
Energy	14.7
Other*	11.6
Finance	8.5
Variable Rate Senior Loan Interests	8.3
Communications	6.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities	March 29, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $147,026)	$146,456
Investment in Security of Affiliated Issuer, at Value (Cost $1,208)	1,208
Total Investments in Securities, at Value (Cost $148,234)	147,664
Cash	29
Interest Receivable	2,659
Receivable for Investments Sold	672
Receivable for Fund Shares Sold	375
Receivable from Affiliate	2
Other Assets	88
Total Assets	151,489
Liabilities:
Payable for Investments Purchased	3,179
Payable for Fund Shares Redeemed	320
Payable for Advisory Fees	105
Payable for Professional Fees	57
Payable for Sub Transfer Agency Fees — Class I	11
Payable for Sub Transfer Agency Fees — Class A	9
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Shareholder Services Fees — Class A	15
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	4
Payable for Administration Fees	10
Payable for Custodian Fees	9
Payable for Transfer Agency Fees — Class I	4
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Other Liabilities	43
Total Liabilities	3,772
Net Assets	$147,717
Net Assets Consist of:
Paid-in-Capital	$148,226
Accumulated Undistributed Net Investment Income	887
Accumulated Net Realized Loss	(826)
Unrealized Appreciation (Depreciation) on:
Investments	(570)
Net Assets	$147,717

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities (cont'd)	March 29, 2018 (000)
CLASS I:
Net Assets	$71,713
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	7,203,640
Net Asset Value, Offering and Redemption Price Per Share	$9.96
CLASS A:
Net Assets	$70,298
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	7,073,214
Net Asset Value, Redemption Price Per Share	$9.94
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.44
Maximum Offering Price Per Share	$10.38
CLASS L:
Net Assets	$452
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	45,449
Net Asset Value, Offering and Redemption Price Per Share	$9.94
CLASS C:
Net Assets	$4,425
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	445,809
Net Asset Value, Offering and Redemption Price Per Share	$9.93
CLASS IS:
Net Assets	$829
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	83,325
Net Asset Value, Offering and Redemption Price Per Share	$9.95

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

High Yield Portfolio

Statement of Operations	Six Months Ended March 29, 2018 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$5,090
Dividends from Securities of Unaffiliated Issuers	30
Dividends from Security of Affiliated Issuer (Note G)	9
Total Investment Income	5,129
Expenses:
Advisory Fees (Note B)	427
Shareholder Services Fees — Class A (Note D)	87
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	21
Sub Transfer Agency Fees — Class I	27
Sub Transfer Agency Fees — Class A	49
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	1
Professional Fees	65
Administration Fees (Note C)	57
Registration Fees	28
Pricing Fees	18
Shareholder Reporting Fees	12
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	7
Trustees' Fees and Expenses	3
Other Expenses	11
Expenses Before Non Operating Expenses	823
Bank Overdraft Expense	3
Total Expenses	826
Waiver of Advisory Fees (Note B)	(187)
Reimbursement of Class Specific Expenses — Class I (Note B)	(22)
Reimbursement of Class Specific Expenses — Class A (Note B)	(5)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	609
Net Investment Income	4,520
Realized Gain:
Investments Sold	99
Change in Unrealized Appreciation (Depreciation):
Investments	(2,372)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(2,273)
Net Increase in Net Assets Resulting from Operations	$2,247

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

High Yield Portfolio

Statements of Changes in Net Assets	Six Months Ended March 29, 2018R (unaudited) (000)	Year Ended September 30, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,520	$8,578
Net Realized Gain	99	1,665
Net Change in Unrealized Appreciation (Depreciation)	(2,372)	668
Net Increase in Net Assets Resulting from Operations	2,247	10,911
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(2,420)	(3,652)
Class A:
Net Investment Income	(2,378)	(4,011)
Class L:
Net Investment Income	(16)	(34)
Class C:
Net Investment Income	(128)	(176)
Class IS:
Net Investment Income	(27)	(290)
Total Distributions	(4,969)	(8,163)
Capital Share Transactions:(1)
Class I:
Subscribed	29,907	27,882
Distributions Reinvested	2,417	3,649
Redeemed	(23,330)	(18,735)
Class A:
Subscribed	11,071	22,224
Distributions Reinvested	2,357	3,981
Redeemed	(10,682)	(17,894)
Class L:
Distributions Reinvested	16	34
Redeemed	(57)	(172)
Class C:
Subscribed	1,159	1,040
Distributions Reinvested	126	173
Redeemed	(362)	(605)
Class IS:
Subscribed	382	3,090
Distributions Reinvested	7	—
Redeemed	(104)	(16,337)
Net Increase in Net Assets Resulting from Capital Share Transactions	12,907	8,330
Total Increase in Net Assets	10,185	11,078
Net Assets:
Beginning of Period	137,532	126,454
End of Period (Including Accumulated Undistributed Net Investment Income of $887 and $1,336)	$147,717	$137,532
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,974	2,777
Shares Issued on Distributions Reinvested	240	365
Shares Redeemed	(2,318)	(1,874)
Net Increase in Class I Shares Outstanding	896	1,268
Class A:
Shares Subscribed	1,102	2,219
Shares Issued on Distributions Reinvested	235	399
Shares Redeemed	(1,062)	(1,791)
Net Increase in Class A Shares Outstanding	275	827

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

High Yield Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 29, 2018R (unaudited) (000)	Year Ended September 30, 2017 (000)
Class L:
Shares Issued on Distributions Reinvested	$2	$3
Shares Redeemed	(6)	(17)
Net Decrease in Class L Shares Outstanding	(4)	(14)
Class C:
Shares Subscribed	115	103
Shares Issued on Distributions Reinvested	13	17
Shares Redeemed	(36)	(60)
Net Increase in Class C Shares Outstanding	92	60
Class IS:
Shares Subscribed	37	310
Shares Issued on Distributions Reinvested	1	—
Shares Redeemed	(10)	(1,645)
Net Increase (Decrease) in Class IS Shares Outstanding	28	(1,335)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

High Yield Portfolio

	Class I
	Six Months Ended March 29, 2018R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$10.15		$9.92		$9.80		$10.73		$11.00		$10.71
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.33		0.70		0.67		0.71		0.75		0.81
Net Realized and Unrealized Gain (Loss)	(0.16)		0.20		0.13		(0.92)		0.25		0.55
Total from Investment Operations	0.17		0.90		0.80		(0.21)		1.00		1.36
Distributions from and/or in Excess of:
Net Investment Income	(0.36)		(0.67)		(0.68)		(0.66)		(0.77)		(0.81)
Net Realized Gain	—		—		—		(0.06)		(0.50)		(0.26)
Total Distributions	(0.36)		(0.67)		(0.68)		(0.72)		(1.27)		(1.07)
Net Asset Value, End of Period	$9.96		$10.15		$9.92		$9.80		$10.73		$11.00
Total Return(3)	1.62	%(7)	9.40%		8.72%		(2.10)%		9.48%		13.38%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$71,713		$64,007		$49,990		$13,255		$13,300		$12,678
Ratio of Expenses to Average Net Assets(9)	0.65	%(4)(8)	0.66	%(4)	0.66	%(4)(5)	0.74	%(4)	0.75	%(4)	0.75	%(4)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.65	%(4)(8)	0.65	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets(9)	6.56	%(4)(8)	7.01	%(4)	7.09	%(4)(5)	6.88	%(4)	6.89	%(4)	7.42	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	27	%(7)	73%		74%		62%		96%		227%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.98	%(8)	1.06%		1.02%		1.17%		1.85%		3.16%
Net Investment Income to Average Net Assets	6.23	%(8)	6.61%		6.73%		6.45%		5.79%		5.01%

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.65% for Class I shares. Prior to January 4, 2016, the maximum ratio was 0.75% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

High Yield Portfolio

	Class A
	Six Months Ended March 29, 2018R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$10.13		$9.90		$9.78		$10.72		$10.99		$10.71
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.31		0.67		0.64		0.66		0.65		0.77
Net Realized and Unrealized Gain (Loss)	(0.15)		0.20		0.12		(0.92)		0.31		0.55
Total from Investment Operations	0.16		0.87		0.76		(0.26)		0.96		1.32
Distributions from and/or in Excess of:
Net Investment Income	(0.35)		(0.64)		(0.64)		(0.62)		(0.73)		(0.78)
Net Realized Gain	—		—		—		(0.06)		(0.50)		(0.26)
Total Distributions	(0.35)		(0.64)		(0.64)		(0.68)		(1.23)		(1.04)
Net Asset Value, End of Period	$9.94		$10.13		$9.90		$9.78		$10.72		$10.99
Total Return(3)	1.54	%(8)	9.04%		8.24%		(2.43)%		9.15%		13.01%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$70,298		$68,878		$59,139		$56,042		$40,157		$1,092
Ratio of Expenses to Average Net Assets(10)	1.00	%(4)(9)	1.01	%(4)	1.02	%(4)(6)	1.10	%(4)	1.02	%(4)	1.01	%(4)(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.00	%(4)(9)	1.00	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets(10)	6.21	%(4)(9)	6.65	%(4)	6.76	%(4)(6)	6.49	%(4)	5.99	%(4)	7.04	%(4)(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)
Portfolio Turnover Rate	27	%(8)	73%		74%		62%		96%		227%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.28	%(9)	1.34%		1.33%		1.53%		2.06%		4.22%
Net Investment Income to Average Net Assets	5.93	%(9)	6.32%		6.45%		6.06%		4.95%		3.83%

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.00% for Class A shares.

(6)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class A shares. Prior to January 4, 2016, the maximum ratio was 1.10% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

High Yield Portfolio

	Class L
	Six Months Ended March 29, 2018R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$10.13		$9.91		$9.78		$10.72		$10.99		$10.70
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.30		0.64		0.62		0.64		0.67		0.75
Net Realized and Unrealized Gain (Loss)	(0.16)		0.19		0.13		(0.93)		0.27		0.56
Total from Investment Operations	0.14		0.83		0.75		(0.29)		0.94		1.31
Distributions from and/or in Excess of:
Net Investment Income	(0.33)		(0.61)		(0.62)		(0.59)		(0.71)		(0.76)
Net Realized Gain	—		—		—		(0.06)		(0.50)		(0.26)
Total Distributions	(0.33)		(0.61)		(0.62)		(0.65)		(1.21)		(1.02)
Net Asset Value, End of Period	$9.94		$10.13		$9.91		$9.78		$10.72		$10.99
Total Return(3)	1.41	%(8)	8.75%		7.95%		(2.70)%		8.88%		12.82%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$452		$502		$628		$1,111		$1,519		$326
Ratio of Expenses to Average Net Assets(10)	1.25	%(4)(9)	1.26	%(4)	1.28	%(4)(6)	1.35	%(4)	1.35	%(4)	1.26	%(4)(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.25	%(4)(9)	1.25	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets(10)	5.96	%(4)(9)	6.40	%(4)	6.51	%(4)(6)	6.25	%(4)	6.14	%(4)	6.90	%(4)(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	27	%(8)	73%		74%		62%		96%		227%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.85	%(9)	1.90%		1.83%		1.84%		2.52%		4.11%
Net Investment Income to Average Net Assets	5.36	%(9)	5.76%		5.96%		5.76%		4.97%		4.05%

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.25% for Class L shares.

(6)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class L shares. Prior to January 4, 2016, the maximum ratio was 1.35% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

High Yield Portfolio

	Class C
	Six Months Ended March 29, 2018R		Year Ended September 30,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$10.12		$9.89		$9.78		$10.39
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.27		0.59		0.57		0.24
Net Realized and Unrealized Gain (Loss)	(0.15)		0.20		0.12		(0.62)
Total from Investment Operations	0.12		0.79		0.69		(0.38)
Distributions from and/or in Excess of:
Net Investment Income	(0.31)		(0.56)		(0.58)		(0.23)
Net Asset Value, End of Period	$9.93		$10.12		$9.89		$9.78
Total Return(4)	1.19	%(8)	8.24%		7.47%		(3.75	)%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,425		$3,585		$2,908		$1,309
Ratio of Expenses to Average Net Assets(10)	1.71	%(5)(9)	1.76	%(5)	1.77	%(5)(6)	1.84	%(5)(9)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.71	%(5)(9)	1.75	%(5)	N/A		N/A
Ratio of Net Investment Income to Average Net Assets(10)	5.49	%(5)(9)	5.90	%(5)	6.00	%(5)(6)	5.60	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	27	%(8)	73%		74%		62	%(8)
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.97	%(9)	2.09%		2.12%		2.15	%(9)
Net Investment Income to Average Net Assets	5.23	%(9)	5.57%		5.65%		5.29	%(9)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.75% for Class C shares. Prior to January 4, 2016, the maximum ratio was 1.85% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

High Yield Portfolio

	Class IS
	Six Months Ended March 29, 2018R		Year Ended September 30,						Period from March 28, 2014(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		September 30, 2014
Net Asset Value, Beginning of Period	$10.15		$9.92		$9.79		$10.74		$10.98
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.33		0.69		0.67		0.69		0.37
Net Realized and Unrealized Gain (Loss)	(0.17)		0.21		0.14		(0.92)		(0.27)
Total from Investment Operations	0.16		0.90		0.81		(0.23)		0.10
Distributions from and/or in Excess of:
Net Investment Income	(0.36)		(0.67)		(0.68)		(0.66)		(0.34)
Net Realized Gain	—		—		—		(0.06)		—
Total Distributions	(0.36)		(0.67)		(0.68)		(0.72)		(0.34)
Net Asset Value, End of Period	$9.95		$10.15		$9.92		$9.79		$10.74
Total Return(4)	1.63	%(8)	9.43%		8.75%		(2.17)%		0.89	%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$829		$560		$13,789		$574		$10
Ratio of Expenses to Average Net Assets(10)	0.62	%(5)(9)	0.62	%(5)	0.62	%(5)(6)	0.72	%(5)	0.72	%(5)(9)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.62	%(5)(9)	0.62	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets(10)	6.59	%(5)(9)	6.93	%(5)	7.05	%(5)(6)	6.75	%(5)	6.66	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	27	%(8)	73%		74%		62%		96	%(8)
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.12	%(9)	0.99%		0.93%		1.57%		15.70	%(9)
Net Investment Income (Loss) to Average Net Assets	6.09	%(9)	6.56%		6.74%		5.90%		(8.32	)%(9)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.62% for Class IS shares. Prior to January 4, 2016, the maximum ratio was 0.72% for Class IS shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund", collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the High Yield Portfolio. The Fund seeks total return. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option to purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (6) investments in mutual funds, including

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$132,534	$—	$132,534
Sovereign	—	788	—	788
Variable Rate Senior Loan Interests	—	12,292	—	12,292
Total Fixed Income Securities	—	145,614	—	145,614
Common Stocks
Auto Components	—	1	—	1
Energy Equipment & Services	—	16	—	16
Equity Real Estate Investment Trusts (REITs)	—	253	—	253
Machinery	—	—	43	43
Semiconductors & Semiconductor Equipment	—	59	—	59
Trading Companies & Distributors	—	97	—	97
Total Common Stocks	—	426	43	469
Preferred Stocks
Energy Equipment & Services	—	294	—	294
Participation Notes	—	79	—	79
Short-Term Investment
Investment Company	1,208	—	—	1,208
Total Assets	$1,208	$146,413	$43	$147,664

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an in-

vestment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 29, 2018, securities with a total value of approximately $98,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at September 30, 2017 were valued using other significant observable inputs at March 29, 2018. At March 29, 2018, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. As of March 29, 2018, securities with a total value of approximately $43,000 transferred from Level 2 to Level 3. Securities that were valued using other significant observable inputs at September 30, 2017, were valued using significant unobservable inputs at March 29, 2018.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$—
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	43
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$43
Net change in unrealized appreciation (depreciation) from investments still held as of March 29, 2018	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 29, 2018:

	Fair Value at March 29, 2018 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Machinery
Common Stock	$43	Market Comparable Companies	Enterprise Value/EBITDA	4.2	x	6.1	x	5.0	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

3.  Senior Loans: Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

4.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. When the Fund buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Fund accrues the commitment fee over the expected term of the loan. When the Fund sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are accrued as earned. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.60% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.65% for Class I shares, 1.00% for Class A shares, 1.25% for Class L shares, 1.75% for Class C shares and 0.62% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 29, 2018, approximately $187,000 of advisory fees were waived and approximately $29,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Share-

holder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Trust pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust. Effective January 1, 2018, BFDS changed its name to DST Asset Manager Solutions, Inc.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 29, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $51,021,000 and $37,978,000,

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 29, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 29, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended March 29, 2018 is as follows:

Affiliated Investment Company	Value September 30, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,425	$31,695	$31,912	$9
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 29, 2018 (000)
Liquidity Funds	$—	$—	$1,208

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$8,163	$—	$6,619	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

Permanent differences, primarily due to paydown adjustments and adjustments on defaulted bonds sold, resulted in the following reclassifications among the components of net assets at September 30, 2017:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$3	$(3)	$—

At September 30, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,336	$—

At September 30, 2017, the Fund had available for federal income tax purposes unused long term capital losses of approximately $863,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2017, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $1,555,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 29, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At March 29, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 73.3%.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased

Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

31

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTHYSAN
2100439 EXP 05.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Semi-Annual Report

March 29, 2018

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	15
Privacy Notice	25
Trustee and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Mid Cap Growth Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2018

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Expense Example (unaudited)

Mid Cap Growth Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 29, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/17	Actual Ending Account Value 3/29/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Mid Cap Growth Portfolio Class I	$1,000.00	$1,157.40	$1,021.39	$3.82	$3.58	0.71%
Mid Cap Growth Portfolio Class A	1,000.00	1,155.10	1,019.80	5.53	5.19	1.03
Mid Cap Growth Portfolio Class L	1,000.00	1,152.70	1,017.00	8.53	8.00	1.59
Mid Cap Growth Portfolio Class C	1,000.00	1,150.10	1,015.46	10.18	9.55	1.90
Mid Cap Growth Portfolio Class IS	1,000.00	1,157.30	1,021.64	3.55	3.33	0.66

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (94.4%)
Aerospace & Defense (1.0%)
HEICO Corp., Class A	85,433	$6,062
Biotechnology (1.9%)
Alnylam Pharmaceuticals, Inc. (a)	47,135	5,614
Bluebird Bio, Inc. (a)	7,075	1,208
Editas Medicine, Inc. (a)	42,561	1,411
Intellia Therapeutics, Inc. (a)	56,320	1,188
Intrexon Corp. (a)(b)	91,166	1,397
		10,818
Commercial Services & Supplies (4.9%)
Copart, Inc. (a)	441,784	22,500
Rollins, Inc.	117,640	6,003
		28,503
Construction Materials (3.1%)
Martin Marietta Materials, Inc.	44,708	9,268
Vulcan Materials Co.	79,384	9,063
		18,331
Electronic Equipment, Instruments & Components (1.5%)
Cognex Corp.	172,172	8,951
Health Care Equipment & Supplies (5.2%)
DexCom, Inc. (a)	262,126	19,439
Penumbra, Inc. (a)	92,587	10,708
		30,147
Health Care Providers & Services (4.9%)
HealthEquity, Inc. (a)	469,958	28,451
Health Care Technology (12.7%)
athenahealth, Inc. (a)	249,194	35,642
Veeva Systems, Inc., Class A (a)	523,355	38,216
		73,858
Hotels, Restaurants & Leisure (2.8%)
Shake Shack, Inc., Class A (a)	389,227	16,204
Information Technology Services (0.7%)
Broadridge Financial Solutions, Inc.	36,770	4,033
Internet & Direct Marketing Retail (3.6%)
Overstock.com, Inc. (a)(b)	251,979	9,135
TripAdvisor, Inc. (a)	149,626	6,118
Wayfair, Inc., Class A (a)	84,839	5,729
		20,982
Internet Software & Services (24.6%)
Angi Homeservices, Inc., Class A (a)(b)	1,488,422	20,213
Coupa Software, Inc. (a)	230,042	10,495
GrubHub, Inc. (a)	64,643	6,559
Match Group, Inc. (a)(b)	154,846	6,881
MercadoLibre, Inc.	30,791	10,974
Shopify, Inc., Class A (Canada) (a)	64,929	8,090
Survey Monkey, Inc. (c)(d)(e) (acquisition cost — $28,952; acquired 11/25/14)	1,760,030	11,458
Twitter, Inc. (a)	1,154,816	33,501
Zillow Group, Inc., Class C (a)	650,455	34,994
		143,165
	Shares	Value (000)
Life Sciences Tools & Services (5.1%)
Illumina, Inc. (a)	125,582	$29,690
Machinery (2.6%)
Fortive Corp.	197,191	15,286
Pharmaceuticals (0.3%)
Nektar Therapeutics (a)	14,450	1,535
Software (19.3%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	112,431	6,062
Autodesk, Inc. (a)	51,811	6,506
Constellation Software, Inc. (Canada)	13,577	9,212
Guidewire Software, Inc. (a)	73,436	5,936
ServiceNow, Inc. (a)	127,566	21,106
Snap, Inc., Class A (a)	564,846	8,964
Splunk, Inc. (a)	56,453	5,554
Take-Two Interactive Software, Inc. (a)	291,680	28,521
Workday, Inc., Class A (a)	164,226	20,875
		112,736
Trading Companies & Distributors (0.2%)
Watsco, Inc.	6,840	1,238
Total Common Stocks (Cost $469,203)		549,990
Short-Term Investments (12.9%)
Securities held as Collateral on Loaned Securities (6.4%)
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	31,015,853	31,016
	Face Amount (000)
Repurchase Agreements (1.1%)
Barclays Capital, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $3,124; fully collateralized by a U.S. Government agency security; 4.00% due 1/1/48; valued at $3,186)	$3,123	3,123
HSBC Securities USA, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $2,603; fully collateralized by a U.S. Government obligation; 0.00% due 11/15/22; valued at $2,656)	2,603	2,603
Merrill Lynch & Co., Inc., (1.81%, dated 3/29/18, due 4/2/18; proceeds $781; fully collateralized by U.S. Government agency securities; 3.69% - 3.73% due 10/20/63 - 11/20/63; valued at $796)	781	781
		6,507
Total Securities held as Collateral on Loaned Securities (Cost $37,523)		37,523

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

	Shares	Value (000)
Investment Company (6.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $37,841)	37,840,961	$37,841
	Total Short-Term Investments (Cost $75,364)	75,364
	Total Investments Excluding Purchased Options (107.3%) (Cost $544,567)	625,354
	Total Purchased Options Outstanding (0.1%) (Cost $1,796)	283
	Total Investments (107.4%) (Cost $546,363) Including $36,859 of Securities Loaned (f)	625,637
	Liabilities in Excess of Other Assets (–7.4%)	(42,842)
	Net Assets (100.0%)	$582,795

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at March 29, 2018.

(c)  Security has been deemed illiquid at March 29, 2018.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 29, 2018, amounts to approximately $11,458,000 and represents 2.0% of net assets.

(e)  At March 29, 2018, the Fund held a fair valued security valued at approximately $11,458,000, representing 2.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees.

(f)  At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $107,961,000 and the aggregate gross unrealized depreciation is approximately $28,687,000, resulting in net unrealized appreciation of approximately $79,274,000.

Call Options Purchased:

The Fund had the following call options purchased open at March 29, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan-19	133,395,944	133,396	$224	$579	$(355)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov-18	147,087,283	147,087	49	609	(560)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	114,738,765	114,739	10	608	(598)
							$283	$1,796	$(1,513)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	27.3%
Internet Software & Services	24.4
Software	19.2
Health Care Technology	12.6
Short-Term Investments	6.4
Health Care Equipment & Supplies	5.1
Life Sciences Tools & Services	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 29, 2018.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities	March 29, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $477,506)	$556,780
Investment in Security of Affiliated Issuer, at Value (Cost $68,857)	68,857
Total Investments in Securities, at Value (Cost $546,363)	625,637
Receivable for Investments Sold	1,491
Receivable from Securities Lending Income	107
Receivable for Fund Shares Sold	87
Receivable from Affiliate	40
Dividends Receivable	12
Other Assets	181
Total Assets	627,555
Liabilities:
Collateral on Securities Loaned, at Value	37,523
Payable for Fund Shares Redeemed	2,755
Payable for Investments Purchased	2,664
Payable for Advisory Fees	711
Due to Broker	470
Payable for Sub Transfer Agency Fees — Class I	56
Payable for Sub Transfer Agency Fees — Class A	83
Payable for Sub Transfer Agency Fees — Class L	8
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Trustees' Fees and Expenses	112
Payable for Professional Fees	76
Payable for Shareholder Services Fees — Class A	55
Payable for Distribution and Shareholder Services Fees — Class L	5
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	41
Payable for Transfer Agency Fees — Class I	11
Payable for Transfer Agency Fees — Class A	15
Payable for Transfer Agency Fees — Class L	2
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	3
Payable for Custodian Fees	17
Other Liabilities	153
Total Liabilities	44,760
Net Assets	$582,795
Net Assets Consist of:
Paid-in-Capital	$405,385
Accumulated Net Investment Loss	(4,702)
Accumulated Undistributed Net Realized Gain	102,838
Unrealized Appreciation (Depreciation) on:
Investments	79,274
Net Assets	$582,795

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities (cont'd)	March 29, 2018 (000)
CLASS I:
Net Assets	$261,470
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	14,337,718
Net Asset Value, Offering and Redemption Price Per Share	$18.24
CLASS A:
Net Assets	$249,705
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	16,161,728
Net Asset Value, Redemption Price Per Share	$15.45
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.86
Maximum Offering Price Per Share	$16.31
CLASS L:
Net Assets	$8,068
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	571,941
Net Asset Value, Offering and Redemption Price Per Share	$14.11
CLASS C:
Net Assets	$25
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,649
Net Asset Value, Offering and Redemption Price Per Share	$15.29
CLASS IS:
Net Assets	$63,527
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	3,454,681
Net Asset Value, Offering and Redemption Price Per Share	$18.39
(1) Including: Securities on Loan, at Value:	$36,859

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Mid Cap Growth Portfolio

Statement of Operations	Six Months Ended March 29, 2018 (000)
Investment Income:
Income from Securities Loaned — Net	$674
Dividends from Securities of Unaffiliated Issuers	463
Dividends from Security of Affiliated Issuer (Note G)	100
Total Investment Income	1,237
Expenses:
Advisory Fees (Note B)	1,484
Shareholder Services Fees — Class A (Note D)	341
Distribution and Shareholder Services Fees — Class L (Note D)	30
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Administration Fees (Note C)	237
Sub Transfer Agency Fees — Class I	61
Sub Transfer Agency Fees — Class A	154
Sub Transfer Agency Fees — Class L	6
Professional Fees	98
Registration Fees	42
Transfer Agency Fees — Class I (Note E)	11
Transfer Agency Fees — Class A (Note E)	20
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	4
Shareholder Reporting Fees	29
Custodian Fees (Note F)	11
Trustees' Fees and Expenses	11
Pricing Fees	1
Other Expenses	26
Expenses Before Non Operating Expenses	2,569
Bank Overdraft Expense	1
Total Expenses	2,570
Rebate from Morgan Stanley Affiliate (Note G)	(16)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Net Expenses	2,553
Net Investment Loss	(1,316)
Realized Gain:
Investments Sold	96,573
Foreign Currency Transactions	— @
Net Realized Gain	96,573
Change in Unrealized Appreciation (Depreciation):
Investments	(9,843)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	86,730
Net Increase in Net Assets Resulting from Operations	$85,414

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Mid Cap Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended March 29, 2018R (unaudited) (000)	Year Ended September 30, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(1,316)	$199
Net Realized Gain	96,573	311,807
Net Change in Unrealized Appreciation (Depreciation)	(9,843)	(249,571)
Net Increase in Net Assets Resulting from Operations	85,414	62,435
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	(76,997)	(158,083)
Class A:
Net Realized Gain	(91,767)	(165,422)
Class L:
Net Realized Gain	(2,865)	(3,634)
Class C:
Net Realized Gain	(4)	—
Class IS:
Net Realized Gain	(20,114)	(24,994)
Total Distributions	(191,747)	(352,133)
Capital Share Transactions:(1)
Class I:
Subscribed	73,072	37,850
Distributions Reinvested	76,163	151,514
Redeemed	(87,455)	(373,738)
Class A:
Subscribed	13,070	28,273
Distributions Reinvested	91,096	163,817
Redeemed	(91,486)	(250,783)
Class L:
Distributions Reinvested	2,827	3,515
Redeemed	(1,125)	(2,689)
Class C:
Subscribed	17	10 *
Class IS:
Subscribed	9,251	38,668
Distributions Reinvested	20,109	24,876
Redeemed	(19,000)	(202,040)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	86,539	(380,727)
Total Decrease in Net Assets	(19,794)	(670,425)
Net Assets:
Beginning of Period	602,589	1,273,014
End of Period (Including Accumulated Net Investment Loss of $(4,702) and $(3,386))	$582,795	$602,589
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,726	1,827
Shares Issued on Distributions Reinvested	4,569	8,618
Shares Redeemed	(4,814)	(17,277)
Net Increase (Decrease) in Class I Shares Outstanding	3,481	(6,832)
Class A:
Shares Subscribed	788	1,503
Shares Issued on Distributions Reinvested	6,442	10,408
Shares Redeemed	(5,584)	(13,489)
Net Increase (Decrease) in Class A Shares Outstanding	1,646	(1,578)
Class L:
Shares Issued on Distributions Reinvested	219	235
Shares Redeemed	(77)	(145)
Net Increase in Class L Shares Outstanding	142	90
Class C:
Shares Subscribed	1	1 *
Class IS:
Shares Subscribed	455	1,742
Shares Issued on Distributions Reinvested	1,196	1,407
Shares Redeemed	(1,015)	(7,194)
Net Increase (Decrease) in Class IS Shares Outstanding	636	(4,045)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

*  For the period May 31, 2017 through September 30, 2017.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended March 29, 2018R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$22.30		$31.85		$35.96		$44.73		$44.24		$35.34
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.03)		0.05		0.03		(0.16)		0.09		0.10
Net Realized and Unrealized Gain (Loss)	2.89		1.99		0.18		(2.33)		3.04		10.10
Total from Investment Operations	2.86		2.04		0.21		(2.49)		3.13		10.20
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.09)		—		(0.12)
Net Realized Gain	(6.92)		(11.59)		(4.32)		(6.19)		(2.64)		(1.18)
Total Distributions	(6.92)		(11.59)		(4.32)		(6.28)		(2.64)		(1.30)
Net Asset Value, End of Period	$18.24		$22.30		$31.85		$35.96		$44.73		$44.24
Total Return(3)	15.74	%(7)	16.16%		0.19%		(6.18)%		7.25%		29.92%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$261,470		$242,140		$563,397		$2,164,565		$4,708,900		$5,174,440
Ratio of Expenses to Average Net Assets(9)	0.71	%(4)(8)	0.72	%(4)	0.73	%(4)	0.74	%(4)	0.75	%(4)	0.70	%(4)(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.71	%(4)(8)	0.71	%(4)	N/A		N/A		N/A		0.71	%(4)(5)
Ratio of Net Investment Income (Loss) to Average Net Assets(9)	(0.29	)%(4)(8)	0.21	%(4)	0.09	%(4)	(0.39	)%(4)	0.19	%(4)	0.27	%(4)(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(8)	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	52	%(7)	59%		23%		27%		45%		52%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.71	%(8)	0.72%		0.74%		N/A		N/A		N/A
Net Investment Income (Loss) to Average Net Assets	(0.29	)%(8)	0.21%		0.08%		N/A		N/A		N/A

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets would have been less than 0.005% higher and the Ratio of Net Investment Income to Average Net Assets would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Mid Cap Growth Portfolio

	Class A
	Six Months Ended March 29, 2018R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$19.92		$29.86		$34.06		$42.70		$42.46		$34.03
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.05)		(0.03)		(0.05)		(0.26)		(0.03)		0.01
Net Realized and Unrealized Gain (Loss)	2.50		1.68		0.17		(2.19)		2.91		9.70
Total from Investment Operations	2.45		1.65		0.12		(2.45)		2.88		9.71
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.10)
Net Realized Gain	(6.92)		(11.59)		(4.32)		(6.19)		(2.64)		(1.18)
Total Distributions	(6.92)		(11.59)		(4.32)		(6.19)		(2.64)		(1.28)
Net Asset Value, End of Period	$15.45		$19.92		$29.86		$34.06		$42.70		$42.46
Total Return(3)	15.51	%(7)	15.85%		(0.12)%		(6.40)%		6.95%		29.60%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$249,705		$289,123		$480,488		$996,553		$1,859,126		$2,171,493
Ratio of Expenses to Average Net Assets(9)	1.03	%(4)(8)	1.01	%(4)	0.99	%(4)	1.00	%(4)	1.00	%(4)	0.95	%(4)(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.03	%(4)(8)	1.00	%(4)	N/A		N/A		N/A		0.96	%(4)(5)
Ratio of Net Investment Income (Loss) to Average Net Assets(9)	(0.61	)%(4)(8)	(0.17	)%(4)	(0.17	)%(4)	(0.65	)%(4)	(0.07	)%(4)	0.02	%(4)(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(8)	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	52	%(7)	59%		23%		27%		45%		52%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.03	%(8)	1.01%		1.00%		N/A		N/A		N/A
Net Investment Loss to Average Net Assets	(0.61	)%(8)	(0.16)%		(0.18)%		N/A		N/A		N/A

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets would have been less than 0.005% higher and the Ratio of Net Investment Loss to Average Net Assets would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class A shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Mid Cap Growth Portfolio

	Class L
	Six Months Ended March 29, 2018R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$18.79		$29.01		$33.39		$42.20		$42.20		$33.97
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.16)		(0.22)		(0.46)		(0.26)		(0.15)
Net Realized and Unrealized Gain (Loss)	2.33		1.53		0.16		(2.16)		2.90		9.63
Total from Investment Operations	2.24		1.37		(0.06)		(2.62)		2.64		9.48
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.07)
Net Realized Gain	(6.92)		(11.59)		(4.32)		(6.19)		(2.64)		(1.18)
Total Distributions	(6.92)		(11.59)		(4.32)		(6.19)		(2.64)		(1.25)
Net Asset Value, End of Period	$14.11		$18.79		$29.01		$33.39		$42.20		$42.20
Total Return(3)	15.27	%(7)	15.07%		(0.73)%		(6.94)%		6.40%		28.92%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,068		$8,091		$9,874		$12,600		$16,817		$17,190
Ratio of Expenses to Average Net Assets(9)	1.59	%(4)(8)	1.63	%(4)	1.60	%(4)	1.55	%(4)	1.55	%(4)	1.46	%(4)(5)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.59	%(4)(8)	1.63	%(4)	N/A		N/A		N/A		1.46	%(4)(5)
Ratio of Net Investment Loss to Average Net Assets(9)	(1.17	)%(4)(8)	(0.85	)%(4)	(0.76	)%(4)	(1.20	)%(4)	(0.60	)%(4)	(0.41	)%(4)(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(8)	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	52	%(7)	59%		23%		27%		45%		52%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.60	%(8)	1.64%		1.61%		N/A		N/A		N/A
Net Investment Loss to Average Net Assets	(1.18	)%(8)	(0.86)%		(0.77)%		N/A		N/A		N/A

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets would have been less than 0.005% higher and the Ratio of Net Investment Loss to Average Net Assets would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class L shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Mid Cap Growth Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended March 29, 2018R (unaudited)		Period from May 31, 2017(1) to September 30, 2017
Net Asset Value, Beginning of Period	$19.85		$19.34
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.12)		(0.09)
Net Realized and Unrealized Gain	2.48		0.60
Total from Investment Operations	2.36		0.51
Distributions from and/or in Excess of:
Net Realized Gain	(6.92)		—
Net Asset Value, End of Period	$15.29		$19.85
Total Return(3)	15.01	%(6)	2.64	%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$25		$10
Ratio of Expenses to Average Net Assets(8)	1.90	%(4)(7)	1.90	%(4)(7)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.90	%(4)(7)	1.90	%(4)(7)
Ratio of Net Investment Loss to Average Net Assets(8)	(1.49	)%(4)(7)	(1.34	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(7)	0.00	%(5)(7)
Portfolio Turnover Rate	52	%(6)	59	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	13.56	%(7)	15.31	%(7)
Net Investment Loss to Average Net Assets	(13.15	)%(7)	(14.75	)%(7)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Mid Cap Growth Portfolio

	Class IS
	Six Months Ended March 29, 2018R		Year Ended September 30,								Period from September 13, 2013(2)
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		to September 30, 2013
Net Asset Value, Beginning of Period	$22.43		$31.94		$36.03		$44.80		$44.25		$43.74
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.02)		0.04		0.07		(0.10)		0.18		(0.00	)(4)
Net Realized and Unrealized Gain (Loss)	2.90		2.04		0.16		(2.33)		3.01		0.51
Total from Investment Operations	2.88		2.08		0.23		(2.43)		3.19		0.51
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.15)		—		—
Net Realized Gain	(6.92)		(11.59)		(4.32)		(6.19)		(2.64)		—
Total Distributions	(6.92)		11.59		(4.32)		(6.34)		(2.64)		—
Net Asset Value, End of Period	$18.39		$22.43		$31.94		$36.03		$44.80		$44.25
Total Return(5)	15.73	%(9)	16.24%		0.25%		(6.02)%		7.39%		1.17	%(9)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$63,527		$63,225		$219,255		$1,087,612		$662,560		$10
Ratio of Expenses to Average Net Assets(11)	0.66	%(6)(10)	0.65	%(6)	0.61	%(6)	0.61	%(6)	0.61	%(6)	0.49	%(6)(7)(10)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.66	%(6)(10)	0.65	%(6)	N/A		N/A		N/A		0.58	%(6)(7)(10)
Ratio of Net Investment Income (Loss) to Average Net Assets(11)	(0.24	)%(6)(10)	0.18	%(6)	0.22	%(6)	(0.25	)%(6)	0.41	%(6)	(0.22	)%(6)(7)(10)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(10)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01	%(10)
Portfolio Turnover Rate	52	%(9)	59%		23%		27%		45%		52	%(9)
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.66	%(10)	0.65%		0.62%		N/A		N/A		N/A
Net Investment Income (Loss) to Average Net Assets	(0.24	)%(10)	0.18%		0.21%		N/A		N/A		N/A

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets would have been less than 0.005% higher and the Ratio of Net Investment Income to Average Net Assets would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.73% for Class IS shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund", collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Fund seeks long-term capital growth. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Fund has suspended offering of Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such

15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the in-

vestments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$6,062	$—	$—	$6,062
Biotechnology	10,818	—	—	10,818
Commercial Services & Supplies	28,503	—	—	28,503
Construction Materials	18,331	—	—	18,331
Electronic Equipment, Instruments & Components	8,951	—	—	8,951
Health Care Equipment & Supplies	30,147	—	—	30,147
Health Care Providers & Services	28,451	—	—	28,451
Health Care Technology	73,858	—	—	73,858
Hotels, Restaurants & Leisure	16,204	—	—	16,204
Information Technology Services	4,033	—	—	4,033
Internet & Direct Marketing Retail	20,981	—	—	20,981
Internet Software & Services	131,707	—	11,458	143,165
Life Sciences Tools & Services	29,690	—	—	29,690
Machinery	15,286	—	—	15,286
Pharmaceuticals	1,536	—	—	1,536
Software	112,736	—	—	112,736
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Trading Companies & Distributors	$1,238	$—	$—	$1,238
Total Common Stocks	538,532	—	11,458	549,990
Short-Term Investments
Investment Company	68,857	—	—	68,857
Repurchase Agreements	—	6,507	—	6,507
Total Short-Term Investments	68,857	6,507	—	75,364
Call Options purchased	—	283	—	283
Total Assets	$607,389	$6,790	$11,458	$625,637

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 29, 2018, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$11,528
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(70)
Realized gains (losses)	—
Ending Balance	$11,458
Net change in unrealized appreciation (depreciation) from investments still held as of March 29, 2018	$(70)

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 29, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

	Fair Value at March 29, 2018 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Internet Software & Services
Common Stock	$11,458	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%		17.5%		16.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	3.7	x	15.3	x	4.6	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments.

Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 29, 2018:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Options Purchased	Investments, at Value (Options Purchased)	Currency Risk	$283	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 29, 2018 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(320	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(844	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At March 29, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Options Purchased	$283	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 29, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$283	$—	$(283)	$0

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended March 29, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	319,899,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 29, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$36,859	(f)	$—	$(36,859	)(g)(h)	$0

(f) Represents market value of loaned securities at period end.

(g) The Fund received cash collateral of approximately $37,523,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $285,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(h) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 29, 2018:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$37,523	$—	$—	$—	$37,523
Total Borrowings	$37,523	$—	$—	$—	$37,523
Gross amount of recognized liabilities for securities lending transactions					$37,523

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon rela-

tive net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.50% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares, 1.90% for Class C shares and 0.73% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 29, 2018, approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Trust pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust. Effective January 1, 2018, BFDS changed its name to DST Asset Manager Solutions, Inc.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 29, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $298,989,000 and $425,953,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 29, 2018.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 29, 2018, advisory fees paid were reduced by approximately $16,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended March 29, 2018 is as follows:

Affiliated Investment Company	Value September 30, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$44,741	$262,497	$238,381	$100
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 29, 2018 (000)
Liquidity Funds	$—	$—	$68,857

During the six months ended March 29, 2018, the Fund incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From:		2016 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$352,133	$—	$455,768

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains

(losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, and a net operating loss, resulted in the following reclassifications among the components of net assets at September 30, 2017:

Accumulated Net Investment Loss (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$19,958	$(16,053)	$(3,905)

At September 30, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$221,500

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. These also include non-specified ordinary losses incurred after December 31 but within the same taxable year. For the year ended September 30, 2017, the Fund deferred to October 1, 2017 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$3,111	$—

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 29, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At March 29, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 70.2%.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTMCGSAN
2100494 EXP 05.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Semi-Annual Report

March 29, 2018

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	12
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	22
Privacy Notice	30
Trustee and Officer Information	33

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Short Duration Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2018

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Expense Example (unaudited)

Short Duration Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 29, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/17	Actual Ending Account Value 3/29/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Short Duration Income Portfolio Class I	$1,000.00	$1,003.80	$1,023.49	$1.45	$1.46	0.29%
Short Duration Income Portfolio Class A	1,000.00	1,002.60	1,022.19	2.75	2.77	0.55
Short Duration Income Portfolio Class L	1,000.00	1,001.30	1,020.94	3.99	4.03	0.80
Short Duration Income Portfolio Class C	1,000.00	998.90	1,018.45	6.48	6.54	1.30
Short Duration Income Portfolio Class IS	1,000.00	1,004.10	1,023.73	1.20	1.21	0.24

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (83.8%)
Agency Adjustable Rate Mortgages (0.9%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
3.14%, 6/1/38 (a)	$305	$320
3.44%, 1/1/36 (a)	420	444
3.49%, 3/1/37 (a)	568	599
3.49%, 7/1/38 (a)	434	456
		1,819
Agency Bond — Consumer Discretionary (U.S. Government Guaranteed) (0.2%)
Safina Ltd.
2.00%, 12/30/23	500	490
Agency Fixed Rate Mortgages (1.2%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	411	427
6.50%, 9/1/19 - 4/1/24	1	1
7.50%, 11/1/19 - 5/1/35	30	34
8.00%, 8/1/32	17	20
8.50%, 8/1/31	17	20
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 - 7/1/24	622	648
5.00%, 12/1/23 - 12/1/24	320	336
6.00%, 9/1/37	91	102
6.50%, 2/1/28 - 10/1/32	237	267
7.00%, 7/1/29 - 3/1/37	264	292
7.50%, 8/1/37	40	47
8.00%, 4/1/33	73	86
8.50%, 10/1/32	33	40
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	127	141
8.50%, 7/15/30	71	79
		2,540
Asset-Backed Securities (18.3%)
Ally Auto Receivables Trust,
1.47%, 4/15/20	317	316
1.75%, 12/15/21	730	721
AMSR Trust
1 Month USD LIBOR + 1.40%, 3.21%, 11/17/33 (a)(b)	600	603
AVANT Loans Funding Trust
7.80%, 9/15/20 (b)	123	124
Bayview Koitere Fund Trust
3.62%, 3/28/33 (b)	500	500
Bayview Opportunity Master Fund IIIa Trust,
3.10%, 9/28/32 (b)	265	264
3.35%, 11/28/32 (b)	553	552
Bayview Opportunity Master Fund IVb Trust
3.50%, 1/28/55 (a)(b)	337	340
	Face Amount (000)	Value (000)
BMW Vehicle Lease Trust,
1.98%, 5/20/20	$775	$770
2.07%, 10/20/20	210	208
CAM Mortgage Trust
3.25%, 6/15/57 (b)	297	300
CLUB Credit Trust,
2.39%, 4/17/23 (b)	39	39
2.42%, 9/15/23 (b)	304	304
3.67%, 5/15/24 (b)	350	350
Colony American Homes
1 Month USD LIBOR + 3.00%, 4.72%, 7/17/32 (a)(b)	600	603
Conn Funding II LP
2.73%, 7/15/19 (b)	26	26
Consumer Loan Underlying Bond Credit Trust
3.50%, 1/16/24 (b)	250	250
Finance of America Structured Securities Trust
3.62%, 11/25/27 (a)(b)	700	699
Ford Credit Auto Owner Trust
2.26%, 11/15/25 (b)	1,165	1,161
Foundation Finance Trust
3.30%, 7/15/33 (b)	631	623
GCAT LLC,
3.23%, 5/25/22 (b)	242	241
3.35%, 4/25/47 (b)	421	420
GMAT Trust
4.25%, 9/25/20 (b)	225	227
Hyundai Auto Receivables Trust
1.77%, 1/18/22	700	689
Invitation Homes Trust,
1 Month USD LIBOR + 1.35%, 3.16%, 6/17/32 (a)(b)	387	387
1 Month USD LIBOR + 2.75%, 4.50%, 8/17/32 (a)(b)	666	669
1 Month USD LIBOR + 3.15%, 4.96%, 6/17/32 (a)(b)	600	602
Mariner Finance Issuance Trust
3.62%, 2/20/29 (b)	550	553
Marlette Funding Trust
2.83%, 3/15/24 (b)	223	223
Mercedes-Benz Auto Lease Trust
1.35%, 8/15/19	621	618
MFA Trust
3.35%, 11/25/47 (b)	674	672
Nationstar HECM Loan Trust,
2.82%, 9/25/27 (a)(b)	250	250
2.94%, 5/25/27 (b)	600	596
Nissan Auto Lease Trust
1.91%, 4/15/20	670	664
Nissan Auto Receivables Owner Trust
1.75%, 10/15/21	780	768
North Carolina State Education Assistance Authority
3 Month USD LIBOR + 0.80%, 2.55%, 7/25/25 (a)	301	302

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (b)	$377	$375
4.59%, 2/25/23 (b)	674	672
Oak Hill Advisors Residential Loan Trust,
3.00%, 6/25/57 - 7/25/57 (b)	804	801
Ocwen Master Advance Receivables Trust,
2.50%, 9/15/48 (b)	700	700
2.72%, 8/16/49 (b)	600	591
Option One Mortgage Loan Trust Asset-Backed Certificates
1 Month USD LIBOR + 0.50%, 2.32%, 8/20/30 (a)	139	138
OSCAR US Funding Trust VII LLC
2.39%, 11/10/20 (a)(b)	220	220
OSCAR US Funding Trust VIII LLC
2.91%, 4/12/21 (b)	240	241
Panhandle-Plains Higher Education Authority, Inc.
3 Month USD LIBOR + 0.95%, 2.64%, 7/1/24 (a)	65	65
PFS Financing Corp.,
2.57%, 7/15/22 (b)	460	453
2.74%, 10/17/22 (b)	440	434
2.89%, 2/15/23 (b)	275	274
Pretium Mortgage Credit Partners I LLC,
3.25%, 8/27/32 - 3/28/57(b)	913	910
3.33%, 12/30/32 (a)(b)	640	640
3.50%, 4/29/32 (b)	630	631
Prosper Marketplace Issuance Trust,
3.36%, 11/15/23 (b)	525	522
3.90%, 6/17/24 (b)	700	700
RCO Mortgage LLC
3.38%, 8/25/22 (b)	678	677
SBA Small Business Investment Cos.
2.25%, 9/10/22	490	482
Skopos Auto Receivables Trust
5.43%, 12/15/23 (b)	395	396
Sofi Consumer Loan Program Trust
3.14%, 2/25/27 (b)	400	398
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
2.53%, 11/16/48 (b)	700	699
Stanwich Mortgage Loan Co., LLC
3.60%, 3/16/22 (b)	231	231
Sunset Mortgage Loan Co., LLC
3.50%, 6/15/47 (b)	461	458
TLF National Tax Lien Trust
3.09%, 12/15/29 (b)	539	538
Towd Point Mortgage Trust,
2.47%, 2/25/57 (a)(b)	623	627
2.75%, 4/25/57 (a)(b)	164	163
U.S. Residential Opportunity Fund IV Trust
3.35%, 11/27/37 (b)	613	613
	Face Amount (000)	Value (000)
Velocity Commercial Capital Loan Trust
1 Month USD LIBOR + 1.80%, 3.67%, 10/25/46 (a)	$247	$251
Verizon Owner Trust,
1.68%, 5/20/21 (b)	610	603
2.06%, 9/20/21 (b)	375	371
2.09%, 4/20/22 (a)(b)	190	190
VOLT LIV LLC
3.50%, 2/25/47 (b)	210	210
VOLT LIX LLC
3.25%, 5/25/47 (b)	257	256
VOLT LV LLC
3.50%, 3/25/47 (b)	644	644
VOLT LVI LLC
3.50%, 3/25/47 (b)	464	465
VOLT LX LLC
3.25%, 6/25/47 (b)	312	311
VOLT LXI LLC
3.13%, 6/25/47 (b)	371	370
VOLT LXII LLC
3.13%, 9/25/47 (b)	443	442
VOLT LXIII LLC
3.00%, 10/25/47 (b)	650	645
VOLT LXIV LLC
3.38%, 10/25/47 (b)	637	637
VOLT NPL X LLC
4.75%, 10/26/54 (b)	23	23
VOLT XL LLC
4.38%, 11/27/45 (b)	154	155
VOLT XXV LLC
3.50%, 6/26/45 (b)	646	648
World Omni Auto Receivables Trust
1.49%, 12/15/20	1,158	1,153
		37,657
Collateralized Mortgage Obligations — Agency Collateral Series (2.1%)
Federal Home Loan Mortgage Corporation,
1.44%, 1/25/19	3	3
1.56%, 10/25/18	40	40
1.62%, 9/25/18	98	97
1.78%, 10/25/20	277	275
1.88%, 5/25/19	843	838
2.06%, 10/25/20	349	346
2.09%, 3/25/19	265	264
2.26%, 10/25/20	137	136
2.30%, 9/25/18	320	319
2.32%, 10/25/18	276	276
3.03%, 10/25/20 (a)	483	486
REMIC
7.50%, 9/15/29	567	641

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont'd)
Federal National Mortgage Association,
1 Month USD LIBOR + 0.22%, 1.81%, 6/25/18 (a)	$1	$1
1.55%, 4/25/18	5	5
2.17%, 9/25/19 (a)	526	523
		4,250
Commercial Mortgage-Backed Security (0.1%)
Hudsons Bay Simon JV Trust
1 Month USD LIBOR + 1.58%, 3.27%, 8/5/34 (a)(b)	185	186
Corporate Bonds (57.6%)
Finance (27.7%)
ABN Amro Bank N.V.
2.10%, 1/18/19 (b)	1,175	1,170
ABN Amro Bank N.V.
2.50%, 10/30/18 (b)	630	630
American Express Credit Corp.,
Series G
1.80%, 7/31/18	425	424
2.25%, 8/15/19	675	671
ANZ New Zealand Int'l Ltd.
2.20%, 7/17/20 (b)	680	667
Bank of America Corp.,
MTN
2.63%, 10/19/20	780	775
Bank of Montreal,
2.32%, 9/11/19 (a)	945	946
MTN
1.50%, 7/18/19	375	369
Bank of New York Mellon Corp. (The),
MTN
2.45%, 11/27/20	525	517
Bank of Nova Scotia (The),
1.95%, 1/15/19	725	721
2.15%, 7/14/20	430	422
BB&T Corp.,
MTN
2.25%, 2/1/19	580	577
Berkshire Hathaway Finance Corp.
1.70%, 3/15/19	500	497
BNZ International Funding Ltd.
2.35%, 3/4/19 (b)	650	647
BPCE SA,
MTN
2.25%, 1/27/20	600	592
Branch Banking & Trust Co.
2.10%, 1/15/20	1,000	986
Canadian Imperial Bank of Commerce,
Series BKTN
2.10%, 10/5/20	840	821
Capital One Financial Corp.
2.40%, 10/30/20	940	922
	Face Amount (000)	Value (000)
Citibank NA
2.10%, 6/12/20	$830	$814
Citigroup, Inc.,
2.05%, 6/7/19	1,100	1,090
2.45%, 1/10/20	475	471
Commonwealth Bank of Australia,
2.25%, 3/10/20 (b)	1,350	1,331
2.50%, 9/20/18	600	600
Credit Agricole SA
2.13%, 4/17/18 (b)	775	775
Credit Suisse AG,
Series G
2.30%, 5/28/19	650	646
Danske Bank A/S
1.65%, 9/6/19 (b)	1,700	1,675
DBS Group Holdings Ltd.
2.25%, 7/16/19 (b)	650	647
Deutsche Bank AG
2.70%, 7/13/20	750	734
DNB Bank ASA
2.13%, 10/2/20 (b)	700	685
ERP Operating LP
2.38%, 7/1/19	550	548
Fifth Third Bank
2.20%, 10/30/20	850	830
Goldman Sachs Group, Inc. (The),
2.30%, 12/13/19	860	851
2.63%, 1/31/19	790	790
HSBC USA, Inc.
2.25%, 6/23/19	659	654
ING Bank N.V.
2.05%, 8/17/18 (b)	1,075	1,073
Jackson National Life Global Funding,
1.88%, 10/15/18 (b)	275	274
2.20%, 1/30/20 (b)	550	544
JPMorgan Chase & Co.,
1.85%, 3/22/19	1,170	1,161
2.20%, 10/22/19	325	322
KeyBank NA
1.60%, 8/22/19	300	295
LeasePlan Corp. N.V.
2.88%, 1/22/19 (b)	500	499
Macquarie Bank Ltd.,
2.35%, 1/15/19 (b)	725	723
2.60%, 6/24/19 (b)	605	603
Manufacturers & Traders Trust Co.
2.10%, 2/6/20	560	551
MassMutual Global Funding II,
1.55%, 10/11/19 (b)	1,140	1,118
1.95%, 9/22/20 (b)	560	546
Metropolitan Life Global Funding I,
1.35%, 9/14/18 (b)	1,120	1,114
2.00%, 4/14/20 (b)	550	539

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
National Australia Bank Ltd.
1.38%, 7/12/19	$1,220	$1,200
National Bank of Canada
2.15%, 6/12/20	1,230	1,210
New York Life Global Funding
1.55%, 11/2/18 (b)	375	373
Nordea Bank AB,
1.63%, 9/30/19 (b)	900	887
1.88%, 9/17/18 (b)	800	798
PNC Bank NA,
1.95%, 3/4/19	875	870
2.50%, 1/22/21	960	946
Principal Life Global Funding II
2.15%, 1/10/20 (b)	1,425	1,400
Protective Life Global Funding,
1.72%, 4/15/19 (b)	700	693
2.70%, 11/25/20 (b)	525	520
Royal Bank of Canada
2.15%, 10/26/20	900	881
Santander Holdings USA, Inc.
2.70%, 5/24/19	365	364
Santander UK Group Holdings PLC
2.88%, 10/16/20	200	198
Santander UK PLC
2.00%, 8/24/18	925	923
Skandinaviska Enskilda Banken AB
2.30%, 3/11/20	530	523
Sumitomo Mitsui Banking Corp.,
1.76%, 10/19/18	400	398
2.45%, 1/10/19	630	628
Sumitomo Mitsui Trust Bank Ltd.
1.95%, 9/19/19 (b)	275	270
Suncorp-Metway Ltd.,
2.10%, 5/3/19 (b)	275	273
2.38%, 11/9/20 (b)	670	656
Svenska Handelsbanken AB
1.95%, 9/8/20	990	965
Synchrony Financial
3.00%, 8/15/19	800	798
Toronto-Dominion Bank (The),
MTN
1.95%, 1/22/19	575	572
UBS AG,
2.45%, 12/1/20 (b)	600	590
MTN
2.38%, 8/14/19	925	918
UnitedHealth Group, Inc.
2.70%, 7/15/20	500	498
US Bank NA
2.00%, 1/24/20	500	493
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 9/17/19 (b)	600	597
	Face Amount (000)	Value (000)
Wells Fargo & Co.
2.15%, 1/15/19	$1,960	$1,952
Westpac Banking Corp.
1.65%, 5/13/19	625	618
		56,869
Industrials (28.0%)
Abbott Laboratories
2.35%, 11/22/19	542	538
AbbVie, Inc.,
1.80%, 5/14/18	1,150	1,150
2.50%, 5/14/20	575	568
Alimentation Couche-Tard, Inc.
2.35%, 12/13/19 (b)	660	653
Allergan Funding SCS
3.00%, 3/12/20	835	831
Amazon.com, Inc.
1.90%, 8/21/20 (b)	900	882
American Honda Finance Corp.,
1.95%, 7/20/20	250	245
MTN
1.20%, 7/12/19	530	520
2.45%, 9/24/20	550	546
Amgen, Inc.
2.20%, 5/22/19	790	785
Analog Devices, Inc.
2.85%, 3/12/20	230	230
Anheuser-Busch InBev Finance, Inc.
1.90%, 2/1/19	775	773
AstraZeneca PLC
1.75%, 11/16/18	1,495	1,487
AT&T, Inc.
2.45%, 6/30/20	1,225	1,212
AutoZone, Inc.
1.63%, 4/21/19	740	731
Baidu, Inc.
3.25%, 8/6/18	225	225
BAT International Finance PLC
2.75%, 6/15/20 (b)	450	446
Baxalta, Inc.
2.88%, 6/23/20	550	546
Bayer US Finance LLC
2.38%, 10/8/19 (b)	600	595
Becton Dickinson and Co.
2.68%, 12/15/19	300	298
Biogen, Inc.
2.90%, 9/15/20	525	522
BMW US Capital LLC,
1.50%, 4/11/19 (b)	700	692
2.15%, 4/6/20 (b)	400	394
BP Capital Markets PLC
2.32%, 2/13/20	400	396

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Cardinal Health, Inc.
1.95%, 6/14/19	$725	$717
Caterpillar Financial Services Corp.,
MTN
1.35%, 5/18/19	790	779
1.80%, 11/13/18	300	299
CBS Corp.
2.30%, 8/15/19	625	620
Celgene Corp.
2.88%, 8/15/20	525	523
Chevron Corp.
1.99%, 3/3/20	1,260	1,246
CVS Health Corp.,
1.90%, 7/20/18	550	549
3.13%, 3/9/20	960	961
Daimler Finance North America LLC,
1.50%, 7/5/19 (b)	500	492
2.30%, 1/6/20 (b)	325	321
2.38%, 8/1/18 (b)	750	750
Danone SA
1.69%, 10/30/19 (b)	875	858
Dell International LLC/EMC Corp.
3.48%, 6/1/19 (b)	900	904
Delta Air Lines, Inc.
2.88%, 3/13/20	575	571
Deutsche Telekom International Finance BV
6.00%, 7/8/19	650	676
Discovery Communications LLC
2.20%, 9/20/19	975	965
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19	825	818
DR Horton, Inc.
2.55%, 12/1/20	480	473
EI du Pont de Nemours & Co.
2.20%, 5/1/20	700	690
EMD Finance LLC
2.40%, 3/19/20 (b)	575	569
Energy Transfer Partners LP
2.50%, 6/15/18	575	575
Enterprise Products Operating LLC,
2.55%, 10/15/19	325	323
2.80%, 2/15/21	780	772
Ford Motor Credit Co., LLC,
2.26%, 3/28/19	450	447
2.68%, 1/9/20	725	719
5.00%, 5/15/18	395	396
General Motors Co.
3 Month USD LIBOR + 0.80%, 2.59%, 8/7/20 (a)	950	951
General Motors Financial Co., Inc.
3.15%, 1/15/20	600	600
	Face Amount (000)	Value (000)
Gilead Sciences, Inc.,
1.85%, 9/20/19	$445	$440
2.55%, 9/1/20	500	496
Hewlett Packard Enterprise Co.
2.10%, 10/4/19 (b)	800	790
Hyundai Capital America,
2.50%, 3/18/19 (b)	775	770
2.55%, 4/3/20 (b)	175	172
2.60%, 3/19/20 (b)	325	321
JM Smucker Co. (The)
2.50%, 3/15/20	225	223
Kinder Morgan, Inc.
3.05%, 12/1/19	650	649
Kroger Co. (The)
2.00%, 1/15/19	750	745
Lockheed Martin Corp.,
1.85%, 11/23/18	555	553
2.50%, 11/23/20	225	223
McDonald's Corp.,
MTN
2.20%, 5/26/20	550	543
McKesson Corp.
2.28%, 3/15/19	790	786
Mead Johnson Nutrition Co.
3.00%, 11/15/20	175	174
Medtronic, Inc.
2.50%, 3/15/20	550	547
Microsoft Corp.
1.85%, 2/6/20	775	767
Molson Coors Brewing Co.
1.45%, 7/15/19	775	761
Nissan Motor Acceptance Corp.,
2.00%, 3/8/19 (b)	575	571
2.35%, 3/4/19 (b)	570	569
2.65%, 9/26/18 (b)	220	220
3.15%, 3/15/21 (b)	590	590
Northrop Grumman Corp.
2.08%, 10/15/20	580	568
Novartis Capital Corp.
1.80%, 2/14/20	475	468
Orange SA
2.75%, 2/6/19	625	625
Reynolds American, Inc.
2.30%, 6/12/18	525	525
Rockwell Collins, Inc.
1.95%, 7/15/19	800	792
Ryder System, Inc.,
MTN
2.65%, 3/2/20	125	124
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20 (b)	410	405
Scripps Networks Interactive, Inc.
2.75%, 11/15/19	575	571

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Shell International Finance BV
1.38%, 9/12/19	$700	$688
Sherwin-Williams Co. (The)
2.25%, 5/15/20	925	910
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19 (b)	900	881
2.15%, 5/27/20 (b)	550	541
Southwest Airlines Co.
2.75%, 11/6/19	600	599
Time Warner Cable LLC
6.75%, 7/1/18	400	404
Toyota Motor Credit Corp.,
2.10%, 1/17/19	500	498
MTN
1.40%, 5/20/19	625	617
TSMC Global Ltd.
1.63%, 4/3/18 (b)	800	800
Tyson Foods, Inc.
2.65%, 8/15/19	600	597
Union Pacific Corp.
2.25%, 6/19/20	550	545
United Technologies Corp.
1.90%, 5/4/20	800	784
Verizon Communications, Inc.
2.63%, 2/21/20	250	249
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (b)	550	543
		57,473
Utilities (1.9%)
Berkshire Hathaway Energy Co.
2.38%, 1/15/21 (b)	375	369
Dominion Energy, Inc.,
Series B
1.60%, 8/15/19	225	221
DTE Energy Co.
1.50%, 10/1/19	425	416
Eversource Energy
1.45%, 5/1/18	525	525
Origin Energy Finance Ltd.
3.50%, 10/9/18 (b)	200	200
Public Service Enterprise Group, Inc.
1.60%, 11/15/19	250	244
Sempra Energy
2.40%, 3/15/20	600	592
Southern Co. (The)
2.15%, 9/1/19	725	716
Southern Power Co.,
Series D
1.95%, 12/15/19	675	664
		3,947
		118,289
	Face Amount (000)	Value (000)
Mortgages — Other (2.1%)
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	$163	$166
CIM Trust
3.00%, 4/25/57 (a)(b)	715	711
Federal Home Loan Mortgage Corporation,
2.42%, 4/25/30 (a)	240	240
1 Month USD LIBOR + 0.90%, 2.77%, 10/25/27 (a)	17	17
1 Month USD LIBOR + 1.10%, 2.97%, 12/25/28 (a)	93	93
1 Month USD LIBOR + 1.20%, 3.07%, 10/25/29 (a)	285	288
1 Month USD LIBOR + 1.45%, 3.32%, 7/25/28 (a)	10	10
1 Month USD LIBOR + 1.75%, 3.62%, 9/25/28 (a)	8	8
Federal National Mortgage Association,
1 Month USD LIBOR + 1.30%, 3.17%, 4/25/29 - 7/25/29 (a)	1,043	1,052
1 Month USD LIBOR + 1.45%, 3.32%, 1/25/29 (a)	190	192
1 Month USD LIBOR + 2.20%, 4.07%, 10/25/28 (a)	123	124
Galton Funding Mortgage Trust
3.50%, 11/25/57 (a)(b)	736	740
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 - 8/25/55 (a)(b)	422	428
Sequoia Mortgage Trust
1 Month USD LIBOR + 0.62%, 2.44%, 8/20/34 (a)	295	288
		4,357
Sovereign (0.2%)
Korea Development Bank (The)
3 Month USD LIBOR + 0.45%, 2.41%, 2/27/20 (a)	320	319
U.S. Agency Security (1.1%)
Private Export Funding Corp.
1.45%, 8/15/19	2,300	2,270
Total Fixed Income Securities (Cost $173,452)		172,177
	Shares
Short-Term Investments (11.2%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $1,771)	1,770,562	1,771
	Face Amount (000)
U.S. Treasury Security (0.7%)
U.S. Treasury Bill
1.80%, 8/9/18 (c)(d) (Cost $1,341)	$1,350	1,341

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (1.0%)
International Banks (1.0%)
Credit Agricole Corporate and Investment Bank
1 Month USD LIBOR + 0.25%, 2.12%, 9/25/18 (a)	$1,130	$1,129
Sumitomo Mitsui Banking Corp.
1 Month USD LIBOR + 0.22%, 2.03%, 5/18/18 (a)	930	930
Total Certificates of Deposit (Cost $2,060)		2,059
Commercial Paper (8.6%)
Computer Technology (0.5%)
HP, Inc.
2.46%, 4/25/18 (e)	980	978
Diversified Financial Services (0.9%)
Lam Research Corp.,
2.37%, 4/12/18 (e)	975	974
2.73%, 6/15/18 (b)(e)	970	970
		1,944
Domestic Bank (0.4%)
JP Morgan Securities LLC
1.66%, 6/22/18 (e)	950	945
Energy (2.9%)
CenterPoint Energy, Inc.
2.61%, 6/8/18 (e)	975	970
Duke Energy Corp.
2.11%, 4/9/18 (e)	1,950	1,949
NextEra Energy, Inc.
1.87%, 4/6/18 (e)	2,000	2,000
Sempra Energy
2.65%, 6/12/18 (e)	980	975
		5,894
Hospitality (0.5%)
Marriott International, Inc.
2.65%, 6/25/18 (e)	1,000	994
International Banks (1.1%)
HSBC Bank PLC
2.49%, 2/21/19 (e)	1,330	1,298
Skandinaviska Enskilda Banken AB
1.61%, 7/23/18 (e)	960	953
		2,251
Multi-Media (1.0%)
Walt Disney Co. (The)
1.67%, 4/13/18 (e)	2,000	1,999
	Face Amount (000)	Value (000)
Transportation (0.5%)
Ryder System, Inc.
2.44%, 4/23/18 (e)	$980	$979
Wireless Telecom Services (0.8%)
Time Warner Cable, Inc.
2.54%, 5/21/18 (e)	980	976
Vodafone Group PLC
1.83%, 10/4/18 (e)	650	641
		1,617
Total Commercial Paper (Cost $17,606)		17,601
Total Short-Term Investments (Cost $22,778)		22,772
Total Investments (95.0%) (Cost $196,230) (f)(g)		194,949
Other Assets in Excess of Liabilities (5.0%)		10,330
Net Assets (100.0%)		$205,279

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(a)  Floating or Variable rate securities: The rates disclosed are as of March 29, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Rate shown is the yield to maturity at March 29, 2018.

(d)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(e)  The rates shown are the effective yields at the date of purchase.

(f)  Securities are available for collateral in connection with open futures contracts.

(g)  At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $159,000 and the aggregate gross unrealized depreciation is approximately $1,460,000, resulting in net unrealized depreciation of approximately $1,301,000.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

REMIC  Real Estate Mortgage Investment Conduit.

USD  United States Dollar.

Futures Contracts:

The Fund had the following futures contracts open at March 29, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Short:
U.S. Treasury 2 yr. Note	128	Jun-18	(25,600)	$(27,214)	$(14)
U.S. Treasury 5 yr. Note	10	Jun-18	(1,000)	(1,145)	(6)
					$(20)

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	29.5%
Finance	29.2
Asset-Backed Securities	19.3
Short-Term Investments	11.7
Other*	10.3
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open short futures contracts with an underlying face amount of approximately $28,359,000 with total unrealized depreciation of approximately $20,000.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Short Duration Income Portfolio

Statement of Assets and Liabilities	March 29, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $194,459)	$193,178
Investment in Security of Affiliated Issuer, at Value (Cost $1,771)	1,771
Total Investments in Securities, at Value (Cost $196,230)	194,949
Cash	25
Receivable for Fund Shares Sold	10,092
Interest and Paydown Receivable	728
Receivable from Affiliate	2
Receivable for Variation Margin on Futures Contracts	—	@
Other Assets	78
Total Assets	205,874
Liabilities:
Payable for Fund Shares Redeemed	328
Payable for Professional Fees	65
Payable for Trustees' Fees and Expenses	56
Payable for Sub Transfer Agency Fees — Class I	23
Payable for Sub Transfer Agency Fees — Class A	18
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	20
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	13
Payable for Custodian Fees	11
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Advisory Fees	1
Other Liabilities	54
Total Liabilities	595
Net Assets	$205,279
Net Assets Consist of:
Paid-in-Capital	$243,736
Accumulated Undistributed Net Investment Income	546
Accumulated Net Realized Loss	(37,702)
Unrealized Appreciation (Depreciation) on:
Investments	(1,281)
Futures Contracts	(20)
Foreign Currency Translations	—	@
Net Assets	$205,279

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Short Duration Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 29, 2018 (000)
CLASS I:
Net Assets	$113,117
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	13,960,335
Net Asset Value, Offering and Redemption Price Per Share	$8.10
CLASS A:
Net Assets	$91,685
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	11,289,008
Net Asset Value, Offering and Redemption Price Per Share	$8.12
CLASS L:
Net Assets	$414
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	51,055
Net Asset Value, Offering and Redemption Price Per Share	$8.10
CLASS C:
Net Assets	$52
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	6,390
Net Asset Value, Offering and Redemption Price Per Share	$8.08
CLASS IS:
Net Assets	$11
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,307
Net Asset Value, Offering and Redemption Price Per Share	$8.10

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Short Duration Income Portfolio

Statement of Operations	Six Months Ended March 29, 2018 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$2,198
Dividends from Security of Affiliated Issuer (Note G)	22
Total Investment Income	2,220
Expenses:
Advisory Fees (Note B)	193
Shareholder Services Fees — Class A (Note D)	112
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Administration Fees (Note C)	77
Professional Fees	70
Sub Transfer Agency Fees — Class I	20
Sub Transfer Agency Fees — Class A	21
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Registration Fees	29
Shareholder Reporting Fees	20
Pricing Fees	16
Custodian Fees (Note F)	8
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	5
Other Expenses	12
Total Expenses	592
Waiver of Advisory Fees (Note B)	(187)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(3)
Net Expenses	398
Net Investment Income	1,822
Realized Gain:
Investments Sold	352
Futures Contracts	551
Net Realized Gain	903
Change in Unrealized Appreciation (Depreciation):
Investments	(1,930)
Foreign Currency Translations	(— @)
Futures Contracts	(136)
Net Change in Unrealized Appreciation (Depreciation)	(2,066)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(1,163)
Net Increase in Net Assets Resulting from Operations	$659

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Short Duration Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 29, 2018R (unaudited) (000)	Year Ended September 30, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,822	$3,048
Net Realized Gain	903	1,488
Net Change in Unrealized Appreciation (Depreciation)	(2,066)	(858)
Net Increase in Net Assets Resulting from Operations	659	3,678
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,034)	(1,867)
Class A:
Net Investment Income	(780)	(1,107)
Class L:
Net Investment Income	(3)	(6)
Class C:
Net Investment Income	(— @)	(1)
Class IS:
Net Investment Income	(— @)	(— @)
Total Distributions	(1,817)	(2,981)
Capital Share Transactions:(1)
Class I:
Subscribed	25,314	31,538
Distributions Reinvested	1,032	1,865
Redeemed	(15,739)	(29,309)
Class A:
Subscribed	30,318	51,478
Distributions Reinvested	773	1,088
Redeemed	(21,027)	(37,490)
Class L:
Exchanged	28	56
Distributions Reinvested	2	4
Redeemed	(25)	(55)
Class C:
Distributions Reinvested	— @	— @
Redeemed	(— @)	(44)
Net Increase in Net Assets Resulting from Capital Share Transactions	20,676	19,131
Total Increase in Net Assets	19,518	19,828
Net Assets:
Beginning of Period	185,761	165,933
End of Period (Including Accumulated Undistributed Net Investment Income of $546 and $541)	$205,279	$185,761

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Short Duration Income Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 29, 2018R (unaudited) (000)		Year Ended September 30, 2017 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,120		3,881
Shares Issued on Distributions Reinvested	128		230
Shares Redeemed	(1,939)		(3,609)
Net Increase in Class I Shares Outstanding	1,309		502
Class A:
Shares Subscribed	3,722		6,314
Shares Issued on Distributions Reinvested	95		133
Shares Redeemed	(2,583)		(4,608)
Net Increase in Class A Shares Outstanding	1,234		1,839
Class L:
Shares Exchanged	4		7
Shares Issued on Distributions Reinvested	—	@@	— @@
Shares Redeemed	(3)		(6)
Net Increase in Class L Shares Outstanding	1		1
Class C:
Shares Issued on Distributions Reinvested	—	@@	— @@
Shares Redeemed	(—	@@)	(5)
Net Increase (Decrease) in Class C Shares Outstanding	—	@@	(5)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Short Duration Income Portfolio

	Class I
	Six Months Ended March 29, 2018R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$8.15		$8.12		$7.71		$7.81		$7.76		$7.80
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.16		0.15		0.13		0.12		0.11
Net Realized and Unrealized Gain (Loss)	(0.05)		0.02		0.41		(0.12)		0.04		(0.03)
Total from Investment Operations	0.03		0.18		0.56		0.01		0.16		0.08
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.15)		(0.15)		(0.11)		(0.11)		(0.12)
Net Asset Value, End of Period	$8.10		$8.15		$8.12		$7.71		$7.81		$7.76
Total Return(3)	0.38	%(4)(11)	2.29	%(5)	7.43	%(6)	0.06%		2.06%		1.09%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$113,117		$103,131		$98,603		$102,808		$119,059		$122,958
Ratio of Expenses to Average Net Assets(13)	0.29	%(7)(12)	0.30	%(7)	0.36	%(7)(9)	0.53	%(7)	0.53	%(7)	0.71	%(7)(8)
Ratio of Net Investment Income to Average Net Assets(13)	2.00	%(7)(12)	1.92	%(7)	1.97	%(7)(9)	1.72	%(7)	1.49	%(7)	1.45	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(10)(12)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	17	%(11)	43%		66%		41%		60%		66%
(13) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.49	%(12)	0.53%		0.65%		0.63%		0.78%		0.72%
Net Investment Income to Average Net Assets	1.80	%(12)	1.68%		1.68%		1.62%		1.24%		1.44%

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.12% due to the receipt of proceeds from a settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 0.26%.

(5)  Performance was positively impacted by approximately 0.51% due to the receipt of proceeds from a settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 1.78%.

(6)  Performance was positively impacted by approximately 5.97% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 1.46%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(8)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.53% for Class I shares.

(9)  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.30% for Class I shares. Prior to January 11, 2016, the maximum ratio was 0.53% for Class I shares.

(10)  Amount is less than 0.005%.

(11)  Not annualized.

(12)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Short Duration Income Portfolio

	Class A
	Six Months Ended March 29, 2018R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$8.17		$8.13		$7.72		$7.83		$7.77		$7.80
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.14		0.14		0.11		0.09		0.09
Net Realized and Unrealized Gain (Loss)	(0.05)		0.03		0.40		(0.14)		0.05		(0.01)
Total from Investment Operations	0.02		0.17		0.54		(0.03)		0.14		0.08
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.13)		(0.13)		(0.08)		(0.08)		(0.11)
Net Asset Value, End of Period	$8.12		$8.17		$8.13		$7.72		$7.83		$7.77
Total Return(3)	0.26	%(4)(11)	2.15	%(5)	7.15	%(6)	(0.41)%		1.78%		0.84%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$91,685		$82,157		$66,821		$1,761		$940		$749
Ratio of Expenses to Average Net Assets(13)	0.55	%(7)(12)	0.55	%(7)	0.52	%(7)(9)	0.88	%(7)	0.88	%(7)	0.97	%(7)(8)
Ratio of Net Investment Income to Average Net Assets(13)	1.75	%(7)(12)	1.66	%(7)	1.83	%(7)(9)	1.40	%(7)	1.14	%(7)	1.15	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(10)(12)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	17	%(11)	43%		66%		41%		60%		66%
(13) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.75	%(12)	0.80%		0.80%		1.22%		1.10%		1.00%
Net Investment Income to Average Net Assets	1.55	%(12)	1.41%		1.55%		1.06%		0.92%		1.12%

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.12% due to the receipt of proceeds from a settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximate 0.14%.

(5)  Performance was positively impacted by approximately 0.50% due to the receipt of proceeds from a settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximately 1.65%.

(6)  Performance was positively impacted by approximately 5.94% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.21%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(8)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.88% for Class A shares.

(9)  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.55% for Class A shares. Prior to January 11, 2016, the maximum ratio was 0.88% for Class A shares.

(10)  Amount is less than 0.005%.

(11)  Not annualized.

(12)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Short Duration Income Portfolio

	Class L
	Six Months Ended March 29, 2018R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		2015		2014		2013
Net Asset Value, Beginning of Period	$8.15		$8.11		$7.70		$7.80		$7.75		$7.80
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.11		0.11		0.08		0.06		0.07
Net Realized and Unrealized Gain (Loss)	(0.05)		0.04		0.41		(0.13)		0.05		(0.03)
Total from Investment Operations	0.01		0.15		0.52		(0.05)		0.11		0.04
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.11)		(0.11)		(0.05)		(0.06)		(0.09)
Net Asset Value, End of Period	$8.10		$8.15		$8.11		$7.70		$7.80		$7.75
Total Return(3)	0.13	%(4)(11)	1.90	%(5)	6.79	%(6)	(0.68)%		1.38%		0.48%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$414		$410		$403		$439		$200		$95
Ratio of Expenses to Average Net Assets(13)	0.80	%(7)(12)	0.80	%(7)	0.92	%(7)(9)	1.23	%(7)	1.23	%(7)	1.24	%(7)(8)
Ratio of Net Investment Income to Average Net Assets(13)	1.50	%(7)(12)	1.41	%(7)	1.42	%(7)(9)	1.05	%(7)	0.79	%(7)	0.85	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(10)(12)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	17	%(11)	43%		66%		41%		60%		66%
(13) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.49	%(12)	1.70%		1.83%		1.80%		3.48%		1.34%
Net Investment Income (Loss) to Average Net Assets	0.81	%(12)	0.51%		0.51%		0.48%		(1.46)%		0.75%

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.12% due to the receipt of proceeds from a settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximate 0.01%.

(5)  Performance was positively impacted by approximately 0.51% due to the receipt of proceeds from a settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximately 1.39%.

(6)  Performance was positively impacted by approximately 5.92% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 0.87%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(8)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.23% for Class L shares.

(9)  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class L shares. Prior to January 11, 2016, the maximum ratio was1.23% for Class L shares.

(10)  Amount is less than 0.005%.

(11)  Not annualized.

(12)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Short Duration Income Portfolio

	Class C
	Six Months Ended March 29, 2018R		Year Ended September 30,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$8.13		$8.09		$7.69		$7.78
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.04		0.07		0.07		0.02
Net Realized and Unrealized Gain (Loss)	(0.05)		0.04		0.41		(0.09)
Total from Investment Operations	(0.01)		0.11		0.48		(0.07)
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.07)		(0.08)		(0.02)
Net Asset Value, End of Period	$8.08		$8.13		$8.09		$7.69
Total Return(4)	(0.11	)%(5)(11)	1.34	%(6)	6.24	%(7)	(0.92	)%(11)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$52		$52		$95		$71
Ratio of Expenses to Average Net Assets(13)	1.30	%(8)(12)	1.30	%(8)	1.39	%(8)(9)	1.63	%(8)(12)
Ratio of Net Investment Income to Average Net Assets(13)	1.00	%(8)(12)	0.85	%(8)	0.93	%(8)(9)	0.73	%(8)(12)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(10)(12)	0.00	%(10)	0.00	%(10)	0.00	%(10)(12)
Portfolio Turnover Rate	17	%(11)	43%		66%		41	%(11)
(13) Supplemental Information on the Ratios to Average Net Assets:

Ratios Before Expense Limitation:

Expenses to Average Net Assets	5.17	%(12)	4.92%	3.95%	6.73	%(12)
Net Investment Loss to Average Net Assets	(2.87	)%(12)	(2.77)%	(1.63)%	(4.37	)%(12)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.12% due to the receipt of proceeds from a settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximate (0.23)%.

(6)  Performance was positively impacted by approximately 0.50% due to the receipt of proceeds from a settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximately 0.84%.

(7)  Performance was positively impacted by approximately 5.77% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 0.47%.

(8)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(9)  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.30% for Class C shares. Prior to January 11, 2016, the maximum ratio was 1.63% for Class C shares.

(10)  Amount is less than 0.005%.

(11)  Not annualized.

(12)  Annualized.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Short Duration Income Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended March 29, 2018R (unaudited)		Year Ended September 30, 2017		Period from January 11, 2016(2) to September 30, 2016(1)
Net Asset Value, Beginning of Period	$8.15		$8.11		$7.65
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.08		0.16		0.17
Net Realized and Unrealized Gain (Loss)	(0.05)		0.04		0.39
Total from Investment Operations	0.03		0.20		0.56
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.16)		(0.10)
Net Asset Value, End of Period	$8.10		$8.15		$8.11
Total Return(4)	0.41	%(5)(10)	2.46	%(6)	7.42	%(7)(10)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$11		$11
Ratio of Expenses to Average Net Assets(12)	0.24	%(8)(11)	0.25	%(8)	0.25	%(8)(11)
Ratio of Net Investment Income to Average Net Assets(12)	2.05	%(8)(11)	1.96	%(8)	2.20	%(8)(11)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(9)(11)	0.00	%(9)	0.00	%(9)(11)
Portfolio Turnover Rate	17	%(10)	43%		66	%(10)
(12) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	16.27	%(11)	16.24%		17.12	%(11)
Net Investment Loss to Average Net Assets	(13.98	)%(11)	(14.03)%		(14.67	)%(11)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.12% due to the receipt of proceeds from a settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class IS shares would have been approximate 0.29%.

(6)  Performance was positively impacted by approximately 0.51% due to the receipt of proceeds from a settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class IS shares would have been approximately 1.95%.

(7)  Performance was positively impacted by approximately 5.96% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class IS shares would have been approximately 1.46%.

(8)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund", collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Short Duration Income Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Fund has suspended offering Class L and Class C shares to all investors. Class L and Class C shareholders of the Fund do not have the option of purchasing additional Class L and Class C shares, respectively. However, existing Class L and Class C shareholders may invest in additional Class L and Class C shares through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,819	$—	$1,819
Agency Bonds — Consumer Discretionary (U.S. Government Guaranteed)	—	490	—	490
Agency Fixed Rate Mortgages	—	2,540	—	2,540
Asset-Backed Securities	—	37,657	—	37,657
Collateralized Mortgage Obligations — Agency Collateral Series	—	4,250	—	4,250
Commercial Mortgage-Backed Securities	—	186	—	186

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Fixed Income Securities (cont'd)
Corporate Bonds	$—	$118,289	$—	$118,289
Mortgages — Other	—	4,357	—	4,357
Sovereign	—	319	—	319
U.S. Agency Security	—	2,270	—	2,270
Total Fixed Income Securities	—	172,177	—	172,177
Short-Term Investments
Investment Company	1,771	—	—	1,771
U.S. Treasury Security	—	1,341	—	1,341
Certificates of Deposit	—	2,059	—	2,059
Commercial Paper	—	17,601	—	17,601
Total Short-Term Investments	1,771	21,001	—	22,772
Total Assets	1,771	193,178	—	194,949
Liabilities:
Futures Contracts	(20)	—	—	(20)
Total Liabilities	(20)	—	—	(20)
Total	$1,751	$193,178	$—	$194,929

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 29, 2018, the Fund did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 29, 2018:

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$(20	)(a)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 29, 2018 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$551
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(136)

For the six months ended March 29, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly original value	$28,356,000

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Included in Realized Gain (Loss) on Investments Sold are proceeds from a one-time settlement of class action lawsuit involving the Fund's past holdings of approximately $522,000, of which the impact on the Fund's performance is disclosed in the Financial Highlights.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30% for Class I shares, 0.55% for Class A shares, 0.80% for Class L shares, 1.30% for Class C shares and 0.25% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 29, 2018, approximately $187,000 of advisory fees were waived and approximately $4,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Trust pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust. Effective January 1, 2018, BFDS changed its name to DST Asset Manager Solutions, Inc.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 29, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $30,539,000 and $27,966,000, respectively. For the six months ended March 29, 2018, purchases and sales of long-term U.S. Government securities were approximately $250,000 and $2,104,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 29, 2018, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended March 29, 2018 is as follows:

Affiliated Investment Company	Value September 30, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$3,863	$52,392	$54,484	$22
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 29, 2018 (000)
Liquidity Funds	$—	$—	$1,771

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From: Ordinary Income (000)	2016 Distributions Paid From: Ordinary Income (000)
$2,981	$2,550

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to an expired capital loss carryforward, resulted in the following reclassifications among the components of net assets at September 30, 2017:

Accumulated Undistributed Net Investment Income (000)			Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$	(—	@)	$200,321	$(200,321)

@ Amount is less than 500

At September 30, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$595	$—

At September 30, 2017, the Fund had available for federal income tax purposes unused short term and long term capital losses, of approximately $1,096,000*, of which $3,349,000*, respectively, that do not have an expiration date.

In addition, at September 30, 2017, the Fund had available for federal income tax purposes unused capital losses which will expire on the indicated dates:

Amount (000)*	Expiration
$34,040	September 30, 2018

* These amounts include capital losses acquired from Limited Duration U.S. Government Trust that may be subject to limitation under IRC Section 382 in future years.

Capital loss carryforwards of approximately $200,321,000 expired during the year ended September 30, 2017.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.  During the year ended September 30, 2017, the Fund utilized

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

capital loss carryforwards for U.S. federal income tax purposes of approximately $1,608,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 29, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At March 29, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 78.7%.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTLDSAN
2100490 EXP 05.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Semi-Annual Report

March 29, 2018

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	19
Privacy Notice	29
Trustee and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Strategic Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2018

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Expense Example (unaudited)

Strategic Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 29, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/17	Actual Ending Account Value 3/29/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Strategic Income Portfolio Class I	$1,000.00	$1,023.40	$1,019.95	$5.04	$5.04	1.00%
Strategic Income Portfolio Class A	1,000.00	1,021.60	1,018.25	6.75	6.74	1.34
Strategic Income Portfolio Class C	1,000.00	1,018.10	1,014.51	10.52	10.50	2.09
Strategic Income Portfolio Class IS	1,000.00	1,023.70	1,020.24	4.74	4.73	0.94

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments

Strategic Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (93.9%)
Asset-Backed Securities (11.7%)
BNC Mortgage Loan Trust,
1 Month USD LIBOR + 0.16%, 2.03%, 3/25/37 (a)	$100	$97
Carrington Mortgage Loan Trust,
1 Month USD LIBOR + 0.22%, 2.09%, 1/25/37 (a)	100	73
CLUB Credit Trust,
5.13%, 4/17/23 (b)	100	101
Conn's Receivables Funding LLC,
7.40%, 10/15/21 (b)	100	102
Credit Suisse First Boston Mortgage Securities Corp.,
1 Month USD LIBOR + 0.62%, 2.49%, 1/25/32 (a)	51	50
Ellington Loan Acquisition Trust,
1 Month USD LIBOR + 1.10%, 2.97%, 5/25/37 (a)(b)	100	100
EquiFirst Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 4.05%, 10/25/34 (a)	44	45
GSAA Home Equity Trust,
6.00%, 11/25/36	28	19
GSAMP Trust,
1 Month USD LIBOR + 0.32%, 2.19%, 3/25/46 (a)	100	97
1 Month USD LIBOR + 1.05%, 2.92%, 10/25/33 (a)	32	32
Invitation Homes Trust,
1 Month USD LIBOR + 4.30%, 6.05%, 3/17/32 (a)(b)	100	101
Lehman ABS Manufactured Housing Contract Trust,
3.70%, 4/15/40	8	8
MASTR Asset-Backed Securities Trust,
1 Month USD LIBOR + 0.24%, 2.11%, 8/25/36 (a)	67	36
Nationstar Home Equity Loan Trust,
1 Month USD LIBOR + 0.25%, 2.12%, 4/25/37 (a)	87	87
Ownit Mortgage Loan Trust,
1 Month USD LIBOR + 0.27%, 2.14%, 3/25/37 (a)	61	57
RAMP Trust,
1 Month USD LIBOR + 0.32%, 2.19%, 11/25/35 (a)	50	47
Truman Capital Mortgage Loan Trust,
1 Month USD LIBOR + 1.70%, 3.57%, 1/25/34 (a)(b)	56	56
1 Month USD LIBOR + 2.78%, 4.65%, 11/25/31 (a)(b)	54	54
VOLT XL LLC,
4.38%, 11/27/45 (b)	22	22
VOLT XXV LLC,
3.50%, 6/26/45 (b)	40	41
		1,225
	Face Amount (000)		Value (000)
Collateralized Mortgage Obligation — Agency Collateral Series (0.1%)
Government National Mortgage Association,
IO
0.80%, 8/20/58 (a)		$448	$11
Commercial Mortgage-Backed Securities (5.3%)
BAMLL Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 5.50%, 3.57%, 12/15/31 (a)(b)		100	96
COMM Mortgage Trust,
2.87%, 2/10/48 (b)		100	84
CSMC Trust,
1 Month USD LIBOR + 4.00%, 5.78%, 4/15/29 (a)(b)		100	100
GS Mortgage Securities Trust,
4.33%, 2/10/48 (a)(b)		100	80
4.65%, 6/10/47 (a)		50	50
JPMBB Commercial Mortgage Securities Trust,
3.84%, 2/15/48 (a)(b)		100	80
Wells Fargo Commercial Mortgage Trust,
4.10%, 5/15/48 (a)		75	67
			557
Corporate Bonds (36.3%)
Finance (16.5%)
ABN Amro Bank N.V.,
6.38%, 4/27/21	EUR	100	144
Banco Santander SA,
6.25%, 3/12/19 (c)		100	128
Bank of America Corp.,
2.74%, 1/23/22		$25	25
MTN
4.25%, 10/22/26		50	50
BNP Paribas SA,
3.80%, 1/10/24 (b)		250	250
BPCE SA,
5.15%, 7/21/24 (b)		200	209
Capital One Financial Corp.,
2.50%, 5/12/20		25	25
Citigroup, Inc.,
3.14%, 1/24/23		25	25
5.50%, 9/13/25		75	81
Colony NorthStar, Inc.,
5.00%, 4/15/23		25	23
Commonwealth Bank of Australia,
1.75%, 11/7/19 (b)		25	25
Cooperatieve Rabobank UA,
2.50%, 5/26/26	EUR	100	130
Deutsche Bank AG,
2.70%, 7/13/20		$25	25
3.15%, 1/22/21		100	99
Discover Financial Services,
3.95%, 11/6/24		25	25
Kennedy-Wilson, Inc.,
5.88%, 4/1/24		25	25
The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)		Value (000)
Finance (cont'd)
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	50	$69
Macquarie Group Ltd.,
4.15%, 3/27/24 (b)		$25	25
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41	EUR	100	143
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.,
6.38%, 12/15/22 (b)		$10	10
Spirit Realty Capital, Inc.,
3.75%, 5/15/21		25	25
Synchrony Financial,
2.60%, 1/15/19		25	25
Vonovia Finance BV,
4.00%, 12/17/21 (c)	EUR	100	133
			1,719
Industrials (19.8%)
Akamai Technologies, Inc.,
0.00%, 2/15/19		$50	51
Albertsons Cos., LLC/Safeway, Inc./ New Albertson's, Inc./Albertson's LLC,
5.75%, 3/15/25		25	21
Allscripts Healthcare Solutions, Inc.,
1.25%, 7/1/20		50	50
AT&T, Inc.,
4.50%, 3/9/48		6	6
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.50%, 4/1/23		25	25
Becton Dickinson and Co.,
2.89%, 6/6/22		25	24
Charter Communications Operating LLC/ Charter Communications Operating Capital,
4.91%, 7/23/25		50	51
Continental Airlines Pass-Through Trust,
6.13%, 4/29/18		25	25
Crown Castle International Corp.,
5.25%, 1/15/23		25	27
CSC Holdings LLC,
5.25%, 6/1/24		25	24
Ctrip.com International Ltd.,
1.25%, 9/15/22		25	26
CVS Health Corp.,
3.70%, 3/9/23		75	76
Dell International LLC/EMC Corp.,
3.48%, 6/1/19 (b)		50	50
Delta Air Lines, Inc.,
2.88%, 3/13/20		25	25
DexCom, Inc.,
0.75%, 5/15/22 (b)		25	26
Dollar Tree, Inc.,
5.75%, 3/1/23		25	26
	Face Amount (000)	Value (000)
Eldorado Gold Corp.,
6.13%, 12/15/20 (b)	$25	$24
Electronics For Imaging, Inc.,
0.75%, 9/1/19	25	24
Finisar Corp.,
0.50%, 12/15/36	25	23
First Data Corp.,
5.38%, 8/15/23 (b)	25	26
General Electric Co.,
Series D
5.00%, 1/21/21 (c)	25	25
General Motors Financial Co., Inc.,
4.30%, 7/13/25	50	50
Glencore Funding LLC,
3.88%, 10/27/27 (b)	25	24
Global Partners LP/GLP Finance Corp.,
7.00%, 6/15/23	25	25
Gray Television, Inc.,
5.13%, 10/15/24 (b)	25	24
Hanesbrands, Inc.,
4.88%, 5/15/26 (b)	16	16
Harland Clarke Holdings Corp.,
6.88%, 3/1/20 (b)	25	25
HCA, Inc.,
4.75%, 5/1/23	25	25
Intercept Pharmaceuticals, Inc.,
3.25%, 7/1/23	25	20
Ionis Pharmaceuticals, Inc.,
1.00%, 11/15/21	25	25
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
6.75%, 11/15/21 (b)	25	26
Kenan Advantage Group, Inc. (The),
7.88%, 7/31/23 (b)	25	26
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.25%, 6/1/26 (b)	25	25
Lamar Media Corp.,
5.00%, 5/1/23	25	25
Lamb Weston Holdings, Inc.,
4.88%, 11/1/26 (b)	25	25
Lear Corp.,
5.25%, 1/15/25	50	53
Lions Gate Entertainment Corp.,
5.88%, 11/1/24 (b)	25	26
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
4.88%, 4/15/20 (b)	25	24
MDC Partners, Inc.,
6.50%, 5/1/24 (b)	25	24
MGM Resorts International,
6.00%, 3/15/23	25	26
MPLX LP,
4.00%, 2/15/25	25	25

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
Neurocrine Biosciences, Inc.,
2.25%, 5/15/24 (b)		$25	$33
Nuance Communications, Inc.,
1.00%, 12/15/35		25	24
Petrobras Global Finance BV,
6.13%, 1/17/22		50	54
PetSmart, Inc.,
7.13%, 3/15/23 (b)		25	14
Post Holdings, Inc.,
5.00%, 8/15/26 (b)		25	24
QUALCOMM, Inc.,
1.85%, 5/20/19		25	25
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
6.13%, 8/15/21 (b)		25	24
SBA Communications Corp.,
4.88%, 9/1/24		25	25
ServiceNow, Inc.,
0.00%, 6/1/22 (b)		25	33
Shell International Finance BV,
1.38%, 9/12/19		50	49
Solvay Finance SA,
5.12%, 6/2/21 (c)	EUR	100	137
Sprint Capital Corp.,
6.88%, 11/15/28		$25	23
Standard Industries, Inc.,
5.38%, 11/15/24 (b)		50	51
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
5.50%, 9/15/24 (b)		25	26
Telefonica Europe BV,
5.88%, 3/31/24 (c)	EUR	100	140
Tenet Healthcare Corp.,
5.13%, 5/1/25 (b)		$25	24
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		50	45
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (b)		25	24
Verint Systems, Inc.,
1.50%, 6/1/21		25	24
Viavi Solutions, Inc.,
0.63%, 8/15/33		25	26
Wolverine World Wide, Inc.,
5.00%, 9/1/26 (b)		25	24
Zillow Group, Inc.,
2.00%, 12/1/21		25	30
			2,073
			3,792
Mortgages — Other (11.2%)
Alternative Loan Trust,
3.77%, 3/25/35 (a)		54	52
5.75%, 3/25/34		51	53
	Face Amount (000)		Value (000)
PAC
1 Month USD LIBOR + 0.45%, 2.32%, 10/25/36 (a)		$53	$36
Banc of America Alternative Loan Trust,
5.71%, 10/25/36 (a)		88	54
Banc of America Mortgage Trust,
4.33%, 3/25/33 (a)		28	28
Bear Stearns ARM Trust,
3.55%, 2/25/36 (a)		63	64
Bear Stearns Structured Products, Inc. Trust,
3.63%, 1/26/36 (a)		27	24
Bear Stearns Trust,
3.45%, 4/25/35 (a)		42	39
3.48%, 2/25/36 (a)		38	36
3.77%, 3/25/36 (a)		124	108
Citigroup Mortgage Loan Trust,
3.45%, 6/25/36 (a)		29	23
GC Pastor Hipotecario 5 FTA,
3 Month EURIBOR + 0.17%, 0.00%, 6/21/46 (a)	EUR	45	50
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.01%, 8/28/39 (a)		42	46
GSR Mortgage Loan Trust,
3.87%, 12/25/34 (a)		$74	73
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 2.00%, 1/19/38 (a)		27	27
3.87%, 2/25/36 (a)		58	44
IndyMac INDX Mortgage Loan Trust,
3.49%, 12/25/34 (a)		37	36
JP Morgan Mortgage Trust,
3.56%, 6/25/37 (a)		31	31
Lehman Mortgage Trust,
6.00%, 7/25/36		78	62
Luminent Mortgage Trust,
1 Month USD LIBOR + 0.23%, 2.10%, 5/25/37 (a)		88	82
Lusitano Mortgages No. 5 PLC,
3 Month EURIBOR + 0.26%, 0.00%, 7/15/59 (a)	EUR	43	50
MASTR Alternative Loan Trust,
6.25%, 7/25/36		$38	34
Reperforming Loan REMIC Trust,
8.50%, 6/25/35 (b)		82	88
STARM Mortgage Loan Trust,
3.80%, 1/25/37 (a)		35	35
			1,175
Sovereign (24.1%)
Argentina POM Politica Monetaria,
27.25%, 6/21/20 (a)	ARS	1,800	95
Argentine Republic Government International Bond,
6.88%, 1/11/48		$20	18

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
Australia Government Bond,
2.75%, 11/21/27	AUD	150	$117
3.25%, 4/21/25		90	73
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/27	BRL	550	172
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	70	97
4.25%, 11/4/25		10	14
Dominican Republic International Bond,
5.50%, 1/27/25		$100	103
Hellenic Republic Government Bond,
3.90%, 1/30/33	EUR	35	40
4.38%, 8/1/22 (b)		90	116
Hungary Government Bond,
5.50%, 6/24/25	HUF	11,150	54
Hungary Government International Bond,
5.38%, 3/25/24		$80	87
Indonesia Treasury Bond,
9.00%, 3/15/29	IDR	1,697,000	143
Italy Buoni Poliennali Del Tesoro,
0.95%, 3/15/23	EUR	85	106
Malaysia Government Bond,
3.96%, 9/15/25	MYR	320	83
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	3,000	167
New Zealand Government Bond,
3.00%, 4/20/29	NZD	80	58
4.50%, 4/15/27		80	66
Petroleos Mexicanos,
6.50%, 3/13/27		$60	64
Portugal Obrigacoes do Tesouro OT,
2.13%, 10/17/28 (b)	EUR	30	39
4.13%, 4/14/27 (b)		165	249
Republic of South Africa Government Bond,
9.00%, 1/31/40	ZAR	400	34
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	10,300	184
7.05%, 1/19/28		3,600	63
South Africa Government Bond,
8.00%, 1/31/30	ZAR	2,000	165
Spain Government Bond,
4.40%, 10/31/23 (b)	EUR	70	106
			2,513
U.S. Treasury Securities (5.2%)
U.S. Treasury Bond,
2.50%, 2/15/45		$200	183
U.S. Treasury Notes,
0.38%, 1/15/27		236	230
2.13%, 5/15/25		130	125
			538
Total Fixed Income Securities (Cost $9,410)			9,811
	Shares	Value (000)
Short-Term Investments (3.9%)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $365)	365,009	$365
	Face Amount (000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill
1.80%, 8/9/18 (d)(e) (Cost $38)	$38	38
Total Short-Term Investments (Cost $403)		403
Total Investments (97.8%) (Cost $9,813) (f)(g)		10,214
Other Assets in Excess of Liabilities (2.2%)		232
Net Assets (100.0%)		$10,446

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(a)  Floating or Variable rate securities: The rates disclosed are as of March 29, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 29, 2018.

(d)  Rate shown is the yield to maturity at March 29, 2018.

(e)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(f)  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

(g)  At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $580,000 and the aggregate gross unrealized depreciation is approximately $227,000, resulting in net unrealized appreciation of approximately $353,000.

EURIBOR  Euro Interbank Offered Rate.

IO  Interest Only.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 29, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	PLN	190		$56		4/26/18	$—	@
Bank of America NA	AUD	365		$287		4/26/18	6
Bank of America NA		$18	EUR	15		4/26/18	(—	@)
Bank of America NA		$102	NOK	795		4/26/18	(—	@)
Barclays Bank PLC		$5	EUR	4		4/26/18	—	@
BNP Paribas SA	ZAR	205		$18		4/26/18	—	@
Citibank NA	MXN	4,401		$232		4/26/18	(9)
Commonwealth Bank of Australia	AUD	75		$57		4/26/18	(—	@)
HSBC Bank PLC		$8	HUF	2,021		4/26/18	—	@
HSBC Bank PLC		$53	ZAR	630		4/26/18	(—	@)
JPMorgan Chase Bank NA	ARS	870		$43		4/26/18	—	@
JPMorgan Chase Bank NA	AUD	81		$63		4/26/18	1
JPMorgan Chase Bank NA	BRL	384		$120		4/26/18	4
JPMorgan Chase Bank NA	EUR	1,628		$2,020		4/26/18	14
JPMorgan Chase Bank NA	IDR	1,535,821		$114		4/26/18	3
JPMorgan Chase Bank NA	IDR	1,075,347		$80		4/26/18	2
JPMorgan Chase Bank NA	IDR	708,921		$52		4/26/18	—	@
JPMorgan Chase Bank NA	INR	3,318		$51		4/26/18	(—	@)
JPMorgan Chase Bank NA	MXN	2,337		$125		4/26/18	(3)
JPMorgan Chase Bank NA	NOK	415		$52		4/26/18	(1)
JPMorgan Chase Bank NA	NZD	80		$59		4/26/18	1
JPMorgan Chase Bank NA	NZD	92		$66		4/26/18	—	@
JPMorgan Chase Bank NA	PEN	48		$15		4/26/18	—	@
JPMorgan Chase Bank NA	RUB	4,341		$77		4/26/18	1
JPMorgan Chase Bank NA	RUB	4,300		$75		4/26/18	1
JPMorgan Chase Bank NA		$19	BRL	62		4/26/18	(—	@)
JPMorgan Chase Bank NA		$29	BRL	94		4/26/18	(—	@)
JPMorgan Chase Bank NA		$2	EUR	2		4/26/18	(—	@)
JPMorgan Chase Bank NA		$22	EUR	18		4/26/18	(—	@)
JPMorgan Chase Bank NA		$12	HUF	3,129		4/26/18	(—	@)
JPMorgan Chase Bank NA		$8	HUF	2,071		4/26/18	(—	@)
JPMorgan Chase Bank NA		$12	HUF	3,149		4/26/18	—	@
JPMorgan Chase Bank NA		$98	IDR	1,335,897		4/26/18	(1)
JPMorgan Chase Bank NA		$54	IDR	738,185		4/26/18	(1)
JPMorgan Chase Bank NA		$51	INR	3,318		4/26/18	(1)
Royal Bank of Canada	EUR	133		$165		4/26/18	2
Royal Bank of Canada	MXN	710		$38		4/26/18	(1)
Royal Bank of Canada		$9	HUF	2,178		4/26/18	(—	@)
Royal Bank of Canada		$229	MXN	4,315		4/26/18	8
State Street Bank and Trust Co.	MYR	400		$102		4/26/18	(2)
State Street Bank and Trust Co.	MYR	113		$29		4/26/18	(—	@)
State Street Bank and Trust Co.		$50	MYR	196		4/26/18	—	@
State Street Bank and Trust Co.		$15	PEN	48		4/26/18	—	@
UBS AG	CHF	52		$56		4/26/18	1
UBS AG	CHF	50		$54		4/26/18	1
UBS AG	HUF	29,284		$119		4/26/18	4
UBS AG	JPY	48		$—	@	4/26/18	(—	@)
UBS AG		$12	HUF	3,145		4/26/18	(—	@)
UBS AG		$57	NOK	440		4/26/18	(1)
UBS AG		$110	PLN	372		4/26/18	(1)
UBS AG	ZAR	710		$59		4/26/18	(1)
UBS AG	ZAR	195		$16		4/26/18	—	@
UBS AG	ZAR	1,050		$86		4/26/18	(2)
Westpac Banking Corp.	EUR	28		$35		4/26/18	—	@
							$25

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

Futures Contracts:

The Fund had the following futures contracts open at March 29, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Short:
German Euro BOBL (Germany)	4	Jun-18	(400)	$(646)	$(4)
German Euro Bund (Germany)	2	Jun-18	(200)	(392)	(6)
German Euro OAT (Germany)	2	Jun-18	(200)	(380)	(7)
U.S. Treasury 10 yr. Note (United States)	5	Jun-18	(500)	(606)	(7)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	8	Jun-18	(800)	(1,039)	(18)
U.S. Treasury 2 yr. Note (United States)	3	Jun-18	(600)	(638)	(— @)
U.S. Treasury 5 yr. Note (United States)	10	Jun-18	(1,000)	(1,145)	(6)
					$(48)

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at March 29, 2018:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG CMBX.NA.BB.60	NR	Sell	5.00%	Monthly	5/11/63	$13	$(3)	$— @	$(3)
Goldman Sachs International CMBX.NA.BB.60	NR	Sell	5.00	Monthly	5/11/63	20	(5)	(— @)	(5)
Goldman Sachs International CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	200	(30)	(13)	(17)
Goldman Sachs International CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	27	(4)	(1)	(3)
Goldman Sachs International CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	64	(9)	(2)	(7)
Goldman Sachs International CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	109	(16)	(5)	(11)
Morgan Stanley & Co., LLC* CDX.NA.HY.29	NR	Buy	5.00	Quarterly	12/20/22	175	(11)	(13)	2
							$(78)	$(34)	$(44)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 29, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.28%	Semi-Annual/ Quarterly	12/8/26	$160	$5	$—	$5
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	12/21/26	110	2	—	2
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.59	Semi-Annual/ Quarterly	12/8/46	22	1	—	1
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.74	Semi-Annual/ Quarterly	12/21/46	50	1	—	1
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	5/23/47	40	3	—	3
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.56	Semi-Annual/ Quarterly	11/9/47	120	7	—	7
							$19	$—	$19

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

@    Value is less than $500.

†    Credit rating as issued by Standard & Poor's.

*    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

NR    Not rated.

LIBOR  London Interbank Offered Rate.

ARS  —  Argentine Peso

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CHF  —  Swiss Franc

EUR  —  Euro

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

INR  —  Indian Rupee

JPY  —  Japanese Yen

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PEN  —  Peruvian Nuevo Sol

PLN  —  Polish Zloty

RUB  —  Russian Ruble

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	24.6%
Industrials	20.3
Finance	16.8
Asset-Backed Securities	12.0
Mortgages — Other	11.5
Commercial Mortgage-Backed Securities	5.5
U.S. Treasury Securities	5.3
Short-Term Investments	3.9
Other**	0.1
Total Investments	100.0	%***

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open short futures contracts with an underlying face amount of approximately $4,846,000 with total unrealized depreciation of approximately $48,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $25,000 and does not include open swap agreements with net unrealized depreciation of approximately $25,000.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Strategic Income Portfolio

Statement of Assets and Liabilities	March 29, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $9,448)	$9,849
Investment in Security of Affiliated Issuer, at Value (Cost $365)	365
Total Investments in Securities, at Value (Cost $9,813)	10,214
Foreign Currency, at Value (Cost $141)	142
Interest Receivable	105
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	49
Due from Adviser	42
Receivable for Variation Margin on Futures Contracts	37
Receivable for Investments Sold	36
Tax Reclaim Receivable	4
Receivable from Affiliate	1
Upfront Payment Paid on Open Swap Agreements	—	@
Other Assets	61
Total Assets	10,691
Liabilities:
Payable for Professional Fees	69
Unrealized Depreciation on Swap Agreements	46
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	24
Payable for Investments Purchased	25
Payable for Custodian Fees	23
Upfront Payment Received on Open Swap Agreements	21
Bank Overdraft	8
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Payable for Administration Fees	1
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Variation Margin on Swap Agreements	—	@
Other Liabilities	24
Total Liabilities	245
Net Assets	$10,446
Net Assets Consist Of:
Paid-in-Capital	$10,085
Distributions in Excess of Net Investment Income	(61)
Accumulated Net Realized Gain	66
Unrealized Appreciation (Depreciation) on:
Investments	401
Futures Contracts	(48)
Swap Agreements	(25)
Foreign Currency Forward Exchange Contracts	25
Foreign Currency Translations	3
Net Assets	$10,446

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Strategic Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 29, 2018 (000)
CLASS I:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.34
CLASS A:
Net Assets	$90
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	8,688
Net Asset Value, Redemption Price Per Share	$10.33
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.46
Maximum Offering Price Per Share	$10.79
CLASS C:
Net Assets	$21
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	2,042
Net Asset Value, Offering and Redemption Price Per Share	$10.29
CLASS IS:
Net Assets	$10,325
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	998,000
Net Asset Value, Offering and Redemption Price Per Share	$10.35

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Strategic Income Portfolio

Statement of Operations	Six Months Ended March 29, 2018 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$204
Dividends from Security of Affiliated Issuer (Note G)	3
Total Investment Income	207
Expenses:
Professional Fees	67
Advisory Fees (Note B)	21
Registration Fees	21
Custodian Fees (Note F)	15
Pricing Fees	10
Shareholder Reporting Fees	8
Administration Fees (Note C)	4
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Other Expenses	9
Total Expenses	160
Expenses Reimbursed by Adviser (Note B)	(86)
Waiver of Advisory Fees (Note B)	(21)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	49
Net Investment Income	158
Realized Gain (Loss):
Investments Sold	111
Foreign Currency Forward Exchange Contracts	(52)
Foreign Currency Transactions	(1)
Futures Contracts	152
Swap Agreements	— @
Net Realized Gain	210
Change in Unrealized Appreciation (Depreciation):
Investments	(65)
Foreign Currency Forward Exchange Contracts	(3)
Foreign Currency Translations	2
Futures Contracts	(92)
Swap Agreements	29
Net Change in Unrealized Appreciation (Depreciation)	(129)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	81
Net Increase in Net Assets Resulting from Operations	$239

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Strategic Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 29, 2018R (unaudited) (000)		Year Ended September 30, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$158		$267
Net Realized Gain	210		53
Net Change in Unrealized Appreciation (Depreciation)	(129)		426
Net Increase in Net Assets Resulting from Operations	239		746
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(—	@)	(— @)
Class A:
Net Investment Income	(—	@)	(1)
Class C:
Net Investment Income	(—	@)	(— @)
Class IS:
Net Investment Income	(110)		(215)
Total Distributions	(110)		(216)
Capital Share Transactions:(1)
Class A:
Subscribed	79		—
Distributions Reinvested	—		— @
Redeemed	—		(31)
Class C:
Subscribed	—		13
Distributions Reinvested	—	@	— @
Redeemed	(1)		(27)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	78		(45)
Total Increase in Net Assets	207		485
Net Assets:
Beginning of Period	10,239		9,754
End of Period (Including Distributions in Excess of Net Investment Income of $(61) and $(109))	$10,446		$10,239
(1) Capital Share Transactions:
Class A:
Shares Subscribed	8		—
Shares Issued on Distributions Reinvested	—		— @@
Shares Redeemed	—		(3)
Net Increase (Decrease) in Class A Shares Outstanding	8		(3)
Class C:
Shares Subscribed	—		1
Shares Issued on Distributions Reinvested	—	@@	— @@
Shares Redeemed	(—	@@)	(2)
Net Decrease in Class C Shares Outstanding	(—	@@)	(1)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Strategic Income Portfolio

	Class I
	Six Months Ended March 29, 2018R		Year Ended September 30,				Period from December 30, 2014(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$10.21		$9.69		$9.79		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.15		0.26		0.22		0.14
Net Realized and Unrealized Gain (Loss)	0.09		0.47		0.06		(0.28)
Total from Investment Operations	0.24		0.73		0.28		(0.14)
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.21)		(0.38)		(0.07)
Net Asset Value, End of Period	$10.34		$10.21		$9.69		$9.79
Total Return(4)	2.34	%(7)	7.64%		2.91%		(1.39	)%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10		$10		$10
Ratio of Expenses to Average Net Assets(9)	1.00	%(5)(8)	0.99	%(5)	0.99	%(5)	0.98	%(5)(8)
Ratio of Net Investment Income to Average Net Assets(9)	3.00	%(5)(8)	2.63	%(5)	2.25	%(5)	1.81	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(6)(8)	0.01%		0.01%		0.02	%(8)
Portfolio Turnover Rate	33	%(7)	64%		47%		39	%(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	22.21	%(8)	21.19%		7.28%		17.80	%(8)
Net Investment Loss to Average Net Assets	(18.21	)%(8)	(17.57)%		(4.04)%		(15.01	)%(8)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Strategic Income Portfolio

	Class A
	Six Months Ended March 29, 2018R		Year Ended September 30,				Period from December 30, 2014(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$10.20		$9.69		$9.79		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.14		0.20		0.18		0.11
Net Realized and Unrealized Gain (Loss)	0.08		0.49		0.06		(0.27)
Total from Investment Operations	0.22		0.69		0.24		(0.16)
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.18)		(0.34)		(0.05)
Net Asset Value, End of Period	$10.33		$10.20		$9.69		$9.79
Total Return(4)	2.16	%(6)	7.18%		2.51%		(1.56	)%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$90		$10		$40		$10
Ratio of Expenses to Average Net Assets(8)	1.34	%(5)(7)	1.33	%(5)	1.34	%(5)	1.33	%(5)(7)
Ratio of Net Investment Income to Average Net Assets(8)	2.80	%(5)(7)	2.08	%(5)	1.86	%(5)	1.46	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(7)	0.02%		0.01%		0.02	%(7)
Portfolio Turnover Rate	33	%(6)	64%		47%		39	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	9.98	%(7)	9.96%		6.73%		18.06	%(7)
Net Investment Loss to Average Net Assets	(5.84	)%(7)	(6.55)%		(3.53)%		(15.27	)%(7)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Strategic Income Portfolio

	Class C
	Six Months Ended March 29, 2018R		Year Ended September 30,				Period from April 30, 2015(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$10.17		$9.66		$9.76		$10.06
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.10		0.13		0.11		0.05
Net Realized and Unrealized Gain (Loss)	0.08		0.49		0.06		(0.32)
Total from Investment Operations	0.18		0.62		0.17		(0.27)
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.11)		(0.27)		(0.03)
Net Asset Value, End of Period	$10.29		$10.17		$9.66		$9.76
Total Return(4)	1.81	%(7)	6.46%		1.77%		(2.71	)%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$21		$22		$35		$10
Ratio of Expenses to Average Net Assets(9)	2.09	%(5)(8)	2.09	%(5)	2.09	%(5)	2.10	%(5)(8)
Ratio of Net Investment Income to Average Net Assets(9)	1.94	%(5)(8)	1.33	%(5)	1.14	%(5)	1.13	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(8)	0.01%		0.01%		0.00	%(6)(8)
Portfolio Turnover Rate	33	%(7)	64%		47%		39	%(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	12.83	%(8)	13.41%		28.93%		19.28	%(8)
Net Investment Loss to Average Net Assets	(8.80	)%(8)	(9.99)%		(25.70)%		(16.05	)%(8)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Strategic Income Portfolio

	Class IS
	Six Months Ended March 29, 2018R		Year Ended September 30,				Period from December 30, 2014(2) to
Selected Per Share Data and Ratios	(unaudited)		2017		2016(1)		September 30, 2015
Net Asset Value, Beginning of Period	$10.22		$9.69		$9.79		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.16		0.27		0.23		0.14
Net Realized and Unrealized Gain (Loss)	0.08		0.48		0.05		(0.27)
Total from Investment Operations	0.24		0.75		0.28		(0.13)
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.22)		(0.38)		(0.08)
Net Asset Value, End of Period	$10.35		$10.22		$9.69		$9.79
Total Return(4)	2.37	%(6)	7.80%		2.96%		(1.37	)%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,325		$10,197		$9,669		$9,775
Ratio of Expenses to Average Net Assets(8)	0.94	%(5)(7)	0.94	%(5)	0.94	%(5)	0.93	%(5)(7)
Ratio of Net Investment Income to Average Net Assets(8)	3.08	%(5)(7)	2.68	%(5)	2.35	%(5)	1.88	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(7)	0.01%		0.01%		0.02	%(7)
Portfolio Turnover Rate	33	%(6)	64%		47%		39	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.04	%(7)	3.79%		3.45%		4.04	%(7)
Net Investment Income (Loss) to Average Net Assets	0.98	%(7)	(0.17)%		(0.16)%		(1.23	)%(7)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund", collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Strategic Income Portfolio. The Fund seeks a total return comprised of income and capital appreciation. The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc.

(the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$1,225	$—	$1,225
Collateralized Mortgage Obligations — Agency Collateral Series	—	11	—	11
Commercial Mortgage-Backed Securities	—	557	—	557
Corporate Bonds	—	3,792	—	3,792
Mortgages — Other	—	1,175	—	1,175
Sovereign	—	2,513	—	2,513
U.S. Treasury Securities	—	538	—	538
Total Fixed Income Securities	—	9,811	—	9,811
Short-Term Investments
Investment Company	365	—	—	365
U.S. Treasury Security	—	38	—	38
Total Short-Term Investments	365	38	—	403

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Foreign Currency Forward Exchange Contracts	$—	$49	$—	$49
Credit Default Swap Agreement	—	2	—	2
Interest Rate Swap Agreements	—	19	—	19
Total Assets	365	9,919	—	10,284
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(24)	—	(24)
Futures Contracts	(48)	—	—	(48)
Credit Default Swap Agreements	—	(46)	—	(46)
Total Liabilities	(48)	(70)	—	(118)
Total	$317	$9,849	$—	$10,166

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 29, 2018, the Fund did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to

U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 29, 2018:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$49
Swap Agreement	Variation Margin on Swap Agreement	Credit Risk	2	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	19	(a)
Total			$70
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(24)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(48	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(46)
Total			$(118)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 29, 2018 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(52)
Interest Rate Risk	Futures Contracts	152
Credit Risk	Swap Agreements	1
Interest Rate Risk	Swap Agreements	(1)
Total		$100
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(3)
Interest Rate Risk	Futures Contracts	(92)
Credit Risk	Swap Agreements	4
Interest Rate Risk	Swap Agreements	25
Total		$(66)

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

At March 29, 2018, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$49	$(24)
Swap Agreements	—	(46)
Total	$49	$(70)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 29, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$—	@	$—	$—	$—	@
Bank of America NA	6		(— @)	—	6
Barclays Bank PLC	—	@	—	—	—	@
BNP Paribas SA	—	@	—	—	—	@
HSBC Bank PLC	—	@	(— @)	—	0
JPMorgan Chase Bank NA	27		(7)	—	20
Royal Bank of Canada	10		(1)	—	9
State Street Bank and Trust Co.	—	@	(— @)	—	0
UBS AG	6		(5)	—	1
Westpac Banking Corp.	—	@	—	—	—	@
Total	$49		$(13)	$—	$36
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$—	@	$ (— @)	$—	$0
Citibank NA	9		—	—	9
Commonwealth Bank of Australia	—	@	—	—	—	@
Goldman Sachs International	43		—	—	43
Deutsche Bank AG	3		—	—	3
HSBC Bank PLC	—	@	(— @)	—	0
JPMorgan Chase Bank NA	7		(7)	—	0
Royal Bank of Canada	1		(1)	—	0
State Street Bank and Trust Co.	2		(— @)	—	2
UBS AG	5		(5)	—	0
Total	$70		$(13)	$—	$57

@ Amount is less than $500.

For the six months ended March 29, 2018, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$4,201,000
Futures Contracts:
Average monthly original value	$3,497,000
Swap Agreements:
Average monthly notional amount	$1,103,000

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Over $500 million
0.40%	0.35%

For the six months ended March 29, 2018, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 29, 2018, approximately $21,000 of advisory fees were waived and approximately $90,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and Sub-Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Trust pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust. Effective January 1, 2018, BFDS changed its name to DST Asset Manager Solutions, Inc.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 29, 2018, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $3,928,000 and $2,664,000, respectively. For the six months ended March 29, 2018, there were no purchases of long-term U.S. Government securities and sales of long-term U.S. Government securities were approximately $484,000.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 29, 2018, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended March 29, 2018 is as follows:

Affiliated Investment Company	Value September 30, 2017 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$976	$2,341	$2,952	$3
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 29, 2018 (000)
Liquidity Funds	$—	$—	$365

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the three-year period ended September 30, 2017, remains subject to examination by taxing authorities.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 Distributions Paid From: Ordinary Income (000)	2016 Distributions Paid From: Ordinary Income (000)
$216	$379

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions, paydown adjustments and nondeductible expenses, resulted in the following reclassifications among the components of net assets at September 30, 2017:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(131)	$135	$(4)

At September 30, 2017, the Fund had no distributable earnings on a tax basis.

At September 30, 2017, the Fund had available for federal income tax purposes unused short term capital losses, of approximately $95,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2017, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $237,000.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. These also include non-specified ordinary losses incurred after December 31 but within the same taxable year. For the year ended September 30, 2017, the Fund deferred to October 1, 2017 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$11	$—

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 29, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At March 29, 2018, the Fund did not have record owners of 10% or greater.

K. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid
Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospect of the applicable Fund of Morgan Stanley Institutional Fund Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTSIPSAN
2100488 EXP 05.31.19

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Semi-Annual Report

March 29, 2018

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	13
Privacy Notice	18
Trustee and Officer Information	21

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Ultra-Short Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2018

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Expense Example (unaudited)

Ultra-Short Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 29, 2018 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/17	Actual Ending Account Value 3/29/18	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Ultra-Short Income Portfolio Class IR	$1,000.00	$1,007.60	$1,023.92	$1.16	$1.17	0.23%
Ultra-Short Income Portfolio Institutional Class	1,000.00	1,006.30	1,023.66	1.41	1.42	0.28
Ultra-Short Income Portfolio Class A	1,000.00	1,005.30	1,022.66	2.41	2.43	0.48

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 183/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Commercial Paper (a) (10.4%)
Automobiles (1.5%)
Toyota Credit Canada, Inc.,
1.86%, 5/31/18	$50,000	$49,825
1.87%, 6/14/18	50,000	49,771
		99,596
Computer Technology (1.0%)
HP, Inc.
2.72%, 6/14/18	65,000	64,722
Diversified Financial Services (1.9%)
Fortive Corp.,
2.46%, 6/12/18	37,000	36,812
2.57%, 6/13/18	30,000	29,846
Lam Research Corp.
2.70%, 6/15/18 (b)	65,000	64,665
		131,323
Hospitality (1.0%)
Marriott International, Inc.
2.51%, 6/8/18	67,000	66,681
Insurance (0.9%)
Marsh & McLennan Cos., Inc.
2.61%, 6/14/18 (d)	65,000	64,660
International Banks (4.1%)
Macquarie Bank Ltd.
2.01%, 6/14/18	75,000	74,655
National Australia Bank Ltd.
1.87%, 6/14/18	85,000	84,608
Sumitomo Mitsui Banking Corp.,
2.40%, 7/23/18	15,935	15,817
Sumitomo Mitsui Trust Bank Ltd.
2.31%, 6/14/18	25,000	24,884
Suncorp-Metway Ltd.
2.53%, 9/25/18	30,000	29,627
United Overseas Bank Ltd.
2.35%, 9/10/18	45,000	44,510
		274,101
Total Commercial Paper (Cost $701,205)		701,083
Corporate Bonds (0.3%)
International Banks (0.3%)
Sumitomo Mitsui Banking Corp.,
1.95%, 7/23/18	11,575	11,561
2.50%, 7/19/18	5,950	5,948
Total Corporate Bonds (Cost $17,522)		17,509
Floating Rate Notes (c) (69.4%)
Diversified Financial Services (1.5%)
Collateralized Commercial Paper Co. LLC,
1 Month USD LIBOR + 0.22%, 2.04%, 7/18/18	40,000	39,998
1 Month USD LIBOR + 0.22%, 2.08%, 5/23/18	10,000	10,003
	Face Amount (000)	Value (000)
Collateralized Commercial Paper II Co. LLC, 1 Month USD LIBOR + 0.25%,
2.12%, 10/24/18 (b)	$50,000	$49,963
		99,964
Domestic Banks (1.9%)
HSBC Bank USA NA, 1 Month USD LIBOR + 0.20%,
2.07%, 7/25/18	25,000	24,996
Mizuho Securities USA LLC,
3 Month USD LIBOR + 0.35%, 2.26%, 3/20/19 (b)	35,000	35,008
3 Month USD LIBOR + 0.34%, 2.56%, 9/21/18 (b)	35,000	35,004
3 Month USD LIBOR + 0.34%, 2.63%, 12/24/18	35,000	35,003
		130,011
International Banks (66.0%)
ANZ New Zealand International Ltd., 3 Month USD LIBOR + 0.15%,
2.37%, 6/21/18 (b)	125,000	125,048
ASB Finance Ltd. London,
1 Month USD LIBOR + 0.22%, 2.10%, 8/28/18 (b)	110,000	109,953
1 Month USD LIBOR + 0.26%, 2.12%, 1/23/19 (b)	100,000	99,882
3 Month USD LIBOR + 0.27%, 2.54%, 3/22/19 (b)	75,000	74,998
Australia & New Zealand Bank
3 Month USD LIBOR + 0.19%, 2.48%, 12/21/18 (b)	50,000	50,002
Bank of Montreal,
1 Month USD LIBOR + 0.22%, 1.92%, 8/7/18	68,500	68,473
3 Month USD LIBOR + 0.12%, 2.41%, 6/26/18	50,000	49,995
3 Month USD LIBOR + 0.28%, 2.53%, 3/22/19	125,000	125,006
Bank of Nova Scotia, 3 Month USD LIBOR + 0.21%,
2.51%, 12/21/18 (b)	20,000	20,000
Bank of Nova Scotia,
3 Month USD LIBOR + 0.16%, 2.22%, 12/21/18	50,000	50,038
3 Month USD LIBOR + 0.14%, 2.34%, 9/20/18 (b)	30,000	30,023
Barclays Bank PLC, 1 Month USD LIBOR + 0.36%,
2.23%, 12/24/18	50,000	49,973
BNZ International Funding Ltd.,
3 Month USD LIBOR + 0.15%, 2.26%, 6/14/18 (b)	80,000	80,046
3 Month USD LIBOR + 0.15%, 2.44%, 9/24/18 (b)	35,000	35,036
3 Month USD LIBOR + 0.27%, 2.52%, 3/21/19 (b)	50,000	50,002
Canadian Imperial Bank of Commerce,
1 Month USD LIBOR + 0.26%, 2.01%, 11/13/18	75,000	74,937
1 Month USD LIBOR + 0.23%, 2.05%, 10/18/18 (b)	75,000	74,883

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
1 Month USD LIBOR + 0.29%, 2.16%, 11/26/18 (b)	$50,000	$49,926
3 Month USD LIBOR + 0.25%, 2.34%, 9/13/18	13,000	13,005
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0.26%,
2.11%, 12/21/18 (b)	50,000	49,950
Credit Agricole,
1 Month USD LIBOR + 0.23%, 2.04%, 8/17/18	140,000	139,955
1 Month USD LIBOR + 0.25%, 2.12%, 9/25/18	120,000	119,932
Credit Suisse AG,
1 Month USD LIBOR + 0.26%, 2.13%, 10/24/18	130,000	129,937
1 Month USD LIBOR + 0.35%, 2.22%, 1/24/19 - 1/25/19	205,000	204,859
HSBC Bank PLC,
1 Month USD LIBOR + 0.26%, 2.13%, 1/25/19 (b)	40,000	39,951
1 Month USD LIBOR + 0.35%, 2.22%, 2/26/19 (b)	100,000	99,893
3 Month USD LIBOR + 0.14%, 2.43%, 6/25/18 (b)	60,000	60,055
Lloyds Bank PLC, 3 Month USD LIBOR + 0.18%,
2.47%, 6/25/18	75,000	75,083
Mizuho Bank Ltd.,
1 Month USD LIBOR + 0.23%, 2.04%, 6/18/18	130,000	129,989
1 Month USD LIBOR + 0.30%, 2.15%, 8/21/18	30,000	29,993
3 Month USD LIBOR + 0.50%, 2.79%, 9/24/18	54,203	54,246
Natixis NY,
1 Month USD LIBOR + 0.25%, 2.06%, 7/31/18	75,000	74,990
1 Month USD LIBOR + 0.25%, 2.12%, 9/24/18	125,000	124,930
3 Month USD LIBOR + 0.31%, 2.20%, 5/18/18	75,000	75,065
Nordea Bank Finland PLC
3 Month USD LIBOR + 0.20%, 2.35%, 3/22/19	90,000	90,004
Oversea-Chinese Banking Corp.
1 Month USD LIBOR + 0.30%, 2.17%, 11/23/18 (b)	100,000	99,944
Royal Bank of Canada,
1 Month USD LIBOR + 0.20%, 2.07%, 7/24/18	75,000	74,985
3 Month USD LIBOR + 0.14%, 2.43%, 9/24/18	100,000	100,096
3 Month USD LIBOR + 0.15%, 2.44%, 12/24/18	90,000	90,112
Sumitomo Mitsui Banking Corp.,
1 Month USD LIBOR + 0.28%, 1.93%, 7/30/18	15,000	15,000
1 Month USD LIBOR + 0.22%, 2.03%, 6/18/18	145,000	144,977
1 Month USD LIBOR + 0.25%, 2.06%, 7/18/18	125,000	124,984
1 Month USD LIBOR + 0.22%, 2.07%, 6/22/18	20,000	19,997
Sumitomo Mitsui Trust Bank Ltd.,
1 Month USD LIBOR + 0.22%, 2.03%, 6/18/18	130,000	129,981
1 Month USD LIBOR + 0.22%, 2.06%, 6/21/18	90,325	90,313
3 Month USD LIBOR + 0.20%, 2.49%, 9/25/18	52,000	52,058
Svenska Handelsbanken AB
3 Month USD LIBOR + 0.20%, 2.32%, 3/22/19	90,000	89,989
	Face Amount (000)	Value (000)
Toronto Dominion Bank,
1 Month USD LIBOR + 0.20%, 2.04%, 8/21/18 (b)	$50,000	$49,977
3 Month USD LIBOR + 0.14%, 2.43%, 12/24/18 (b)	125,000	125,128
3 Month USD LIBOR + 0.27%, 2.54%, 3/26/19 (b)	100,000	99,995
UBS AG,
1 Month USD LIBOR + 0.30%, 2.04%, 10/12/18 (b)	100,000	99,957
1 Month USD LIBOR + 0.30%, 2.11%, 11/16/18 (b)	120,000	119,930
3 Month USD LIBOR + 0.23%, 2.52%, 12/24/18 (b)	80,000	80,147
Westpac Banking Corp.,
1 Month USD LIBOR + 0.22%, 2.09%, 10/24/18 (b)	110,000	109,903
		4,447,531
Total Floating Rate Notes (Cost $4,678,118)		4,677,506
Repurchase Agreements (21.1%)
BNP Paribas Prime Brokerage, Inc., (1.91%, dated 3/29/18, due 4/2/18; proceeds $280,059; fully collateralized by various Corporate Bonds; 3.95% - 13.00% due 4/1/18 - 4/1/45 (e); valued at $296,846)	280,000	280,000
BNP Paribas Prime Brokerage, Inc., (2.44% (c), dated 1/25/18, due 10/25/18; proceeds $50,924; fully collateralized by various Corporate Bonds; 3.65% - 11.00% due 8/1/18 - 10/1/44; valued at $53,744) (Demand 4/26/18)	50,000	50,000
JP Morgan Securities LLC, (2.32% (c), dated 10/17/17, due 7/16/18; proceeds $178,065; fully collateralized by various Corporate Bonds; 5.75% - 13.75% due 1/15/19 - 10/1/40; valued at $185,668) (Demand 4/16/18)	175,000	175,000
JP Morgan Securities LLC, (2.33% (c), dated 2/1/18, due 7/16/18; proceeds $20,214; fully collateralized by various Corporate Bonds; 6.13% - 10.00% due 4/1/22 - 4/15/25; valued at $21,294) (Demand 4/16/18)	20,000	20,000
Merrill Lynch Pierce Fenner & Smith, (2.57% (c), dated 3/22/18, due 12/21/18; proceeds $254,892; fully collateralized by various Common Stocks and various Preferred Stocks; valued at $262,500) (Demand 6/21/18)	250,000	250,000
Pershing LLC, (1.89%, dated 3/29/18, due 4/2/18; proceeds $250,053; fully collateralized by various Corporate Bonds; 1.20% - 11.50% due 4/9/18 - 10/1/97 (e); valued at $263,999)	250,000	250,000
RBC Capital Markets LLC, (2.54%, dated 3/22/18, due 7/13/18; proceeds $50,399; fully collateralized by various Corporate Bonds; 1.70% - 10.75% due 6/15/18 - 2/28/57 (e); valued at $53,010)	50,000	50,000

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Scotia Capital USA, Inc., (1.88%, dated 3/29/18, due 4/2/18; proceeds $225,047; fully collateralized by various Corporate Bonds; 3.75% - 8.75% due 6/15/18 - 9/15/24; valued at $238,413)	$225,000	$225,000
Wells Fargo Securities LLC, (2.67%, dated 3/21/18, due 6/13/18; proceeds $60,374; fully collateralized by various Corporate Bonds; 1.65% - 5.38% due 8/19/20 - 12/15/47; valued at $63,063)	60,000	60,000
Wells Fargo Securities LLC, (2.69%, dated 3/22/18, due 6/14/18; proceeds $60,377; fully collateralized by various Corporate Bonds; 1.20% - 4.50% due 5/18/19 - 6/14/46; valued at $63,062)	60,000	60,000
Total Repurchase Agreements (Cost $1,420,000)		1,420,000
Total Investments (101.2%) (Cost $6,816,845) (f)(g)		6,816,098
Liabilities in Excess of Other Assets (–1.2%)		(81,684)
Net Assets (100.0%)		$6,734,414

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or Variable rate securities: The rates disclosed are as of March 29, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Security is subject to delayed delivery.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 29, 2018.

(f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(g)  At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,070,000 and the aggregate gross unrealized depreciation is approximately $1,817,000, resulting in net unrealized depreciation of approximately $747,000.

LIBOR  London Interbank Offered Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	68.6%
Repurchase Agreements	20.8
Commercial Paper	10.3
Other*	0.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Ultra-Short Income Portfolio

Statement of Assets and Liabilities	March 29, 2018 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $6,816,845, including value of repurchases agreements of $1,420,000)	$6,816,098
Cash	825
Interest Receivable	4,111
Receivable for Fund Shares Sold	987
Other Assets	836
Total Assets	6,822,857
Liabilities:
Payable for Investments Purchased	64,657
Payable for Fund Shares Redeemed	10,369
Dividends Payable	9,605
Payable for Advisory Fees	2,210
Payable for Shareholder Services Fees — Institutional Class	85
Payable for Shareholder Services Fees — Class A	787
Payable for Administration Fees	472
Payable for Professional Fees	66
Payable for Custodian Fees	50
Payable for Transfer Agency Fees — Class IR	1
Payable for Transfer Agency Fees — Institutional Class	1
Payable for Transfer Agency Fees — Class A	1
Other Liabilities	139
Total Liabilities	88,443
Net Assets	$6,734,414
Net Assets Consist Of:
Paid-in-Capital	$6,734,834
Undistributed Net Investment Income	3
Accumulated Undistributed Net Realized Gain	324
Unrealized Appreciation (Depreciation) on:
Investments	(747)
Net Assets	$6,734,414
CLASS IR:
Net Assets	$1,164,837
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	116,382,765
Net Asset Value, Offering and Redemption Price Per Share	$10.01
Institutional Class:
Net Assets	$1,922,669
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	192,182,213
Net Asset Value, Offering and Redemption Price Per Share	$10.00
CLASS A:
Net Assets	$3,646,908
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	364,555,466
Net Asset Value, Offering and Redemption Price Per Share	$10.00

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018R (unaudited)

Ultra-Short Income Portfolio

Statement of Operations	Six Months Ended March 29, 2018 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$55,976
Expenses:
Advisory Fees (Note B)	6,408
Shareholder Services Fees — Institutional Class (Note D)	457
Shareholder Services Fees — Class A (Note D)	3,909
Administration Fees (Note C)	2,563
Registration Fees	309
Trustees' Fees and Expenses	72
Professional Fees	66
Custodian Fees (Note F)	46
Shareholder Reporting Fees	27
Pricing Fees	7
Transfer Agency Fees — Class IR (Note E)	2
Transfer Agency Fees — Institutional Class (Note E)	1
Transfer Agency Fees — Class A (Note E)	2
Other Expenses	65
Total Expenses	13,934
Waiver of Advisory Fees (Note B)	(2,194)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Reimbursement of Class Specific Expenses — Institutional Class (Note B)	(1)
Net Expenses	11,738
Net Investment Income	44,238
Realized Gain:
Investments Sold	461
Change in Unrealized Appreciation (Depreciation):
Investments	(2,596)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(2,135)
Net Increase in Net Assets Resulting from Operations	$42,103

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Ultra-Short Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 29, 2018R (unaudited) (000)	Year Ended September 30, 2017 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$44,238	$31,934
Net Realized Gain	461	344
Net Change in Unrealized Appreciation (Depreciation)	(2,596)	1,700
Net Increase in Net Assets Resulting from Operations	42,103	33,978
Distributions from and/or in Excess of:
Class IR:
Net Investment Income	(10,925)	(7,247)
Net Realized Gain	(100)	(6)
Institutional Class:
Net Investment Income	(13,311)	(12,198)
Net Realized Gain	(137)	(22)
Class A:
Net Investment Income	(19,828)	(12,636)
Net Realized Gain	(228)	(24)
Total Distributions	(44,529)	(32,133)
Capital Share Transactions:(1)
Class IR:
Subscribed	1,575,803	1,819,409
Distributions Reinvested	7,410	5,461
Redeemed	(1,540,410)	(979,149)
Institutional Class:
Subscribed	1,071,875	3,111,830
Distributions Reinvested	10,577	12,171
Redeemed	(854,684)	(1,625,188)
Class A:
Subscribed	2,835,601	4,070,183
Distributions Reinvested	15,328	12,590
Redeemed	(1,784,180)	(1,666,600)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,337,320	4,760,707
Total Increase in Net Assets	1,334,894	4,762,552
Net Assets:
Beginning of Period	5,399,520	636,968
End of Period (Including Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $3 and $(171), respectively)	$6,734,414	$5,399,520
(1) Capital Share Transactions:
Class IR:
Shares Subscribed	157,423	181,762
Shares Issued on Distributions Reinvested	740	545
Shares Redeemed	(153,887)	(97,824)
Net Increase in Class IR Shares Outstanding	4,276	84,483
Institutional Class:
Shares Subscribed	107,081	311,017
Shares Issued on Distributions Reinvested	1,057	1,216
Shares Redeemed	(85,386)	(162,409)
Net Increase in Institutional Class Shares Outstanding	22,752	149,824
Class A:
Shares Subscribed	283,295	406,818
Shares Issued on Distributions Reinvested	1,532	1,258
Shares Redeemed	(178,253)	(166,547)
Net Increase in Class A Shares Outstanding	106,574	241,529

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Ultra-Short Income Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended March 29, 2018R (unaudited)		Year Ended September 30, 2017		Period from April 28, 2016(1) to September 30, 2016
Net Asset Value, Beginning of Period	$10.01		$10.00		$10.00
Income from Investment Operations:
Net Investment Income(2)	0.08		0.12		0.03
Net Realized and Unrealized Gain	0.00	(3)	0.00	(3)	0.00	(3)
Total from Investment Operations	0.08		0.12		0.03
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.11)		(0.03)
Net Realized Gain	(0.00	)(3)	(0.00	)(3)	—
Total Distributions	(0.08)		(0.11)		(0.03)
Net Asset Value, End of Period	$10.01		$10.01		$10.00
Total Return(4)	0.76	%(5)	1.18%		0.26	%(5)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,164,837		$1,122,452		$276,348
Ratio of Expenses to Average Net Assets(7)	0.23	%(6)	0.22%		0.18	%(6)
Ratio of Net Investment Income to Average Net Assets(7)	1.51	%(6)	1.16%		0.61	%(6)
Portfolio Turnover Rate	0	%(5)	0%		0	%(5)
(7) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.30	%(6)	0.30%		0.42	%(6)
Net Investment Income to Average Net Assets	1.44	%(6)	1.08%		0.37	%(6)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Ultra-Short Income Portfolio

	Institutional Class
Selected Per Share Data and Ratios	Six Months Ended March 29, 2018R (unaudited)		Year Ended September 30, 2017		Period from April 28, 2016(1) to September 30, 2016
Net Asset Value, Beginning of Period	$10.01		$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.11		0.02
Net Realized and Unrealized Gain (Loss)	(0.01)		0.00	(3)	0.00	(3)
Total from Investment Operations	0.06		0.11		0.02
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.10)		(0.02)
Net Realized Gain	(0.00	)(3)	(0.00	)(3)	—
Total Distributions	(0.07)		(0.10)		(0.02)
Net Asset Value, End of Period	$10.00		$10.01		$10.00
Total Return(4)	0.63	%(5)	1.13%		0.24	%(5)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,922,669		$1,695,589		$196,092
Ratio of Expenses to Average Net Assets(7)	0.28	%(6)	0.27%		0.23	%(6)
Ratio of Net Investment Income to Average Net Assets(7)	1.46	%(6)	1.09%		0.65	%(6)
Portfolio Turnover Rate	0	%(5)	0%		0	%(5)
(7) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.35	%(6)	0.35%		0.48	%(6)
Net Investment Income to Average Net Assets	1.39	%(6)	1.01%		0.40	%(6)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Financial Highlights

Ultra-Short Income Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended March 29, 2018R (unaudited)		Year Ended September 30, 2017		Period from April 28, 2016(1) to September 30, 2016
Net Asset Value, Beginning of Period	$10.01		$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.09		0.01
Net Realized and Unrealized Gain (Loss)	(0.01)		0.00	(3)	0.00	(3)
Total from Investment Operations	0.05		0.09		0.01
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.08)		(0.01)
Net Realized Gain	(0.00	)(3)	(0.00	)(3)	—
Total Distributions	(0.06)		(0.08)		(0.01)
Net Asset Value, End of Period	$10.00		$10.01		$10.00
Total Return(4)	0.53	%(5)	0.92%		0.14	%(5)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,646,908		$2,581,479		$164,528
Ratio of Expenses to Average Net Assets(7)	0.48	%(6)	0.47%		0.44	%(6)
Ratio of Net Investment Income to Average Net Assets(7)	1.27	%(6)	0.91%		0.48	%(6)
Portfolio Turnover Rate	0	%(5)	0%		0	%(5)
(7) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.55	%(6)	0.55%		0.68	%(6)
Net Investment Income to Average Net Assets	1.20	%(6)	0.83%		0.24	%(6)

R  March 29, 2018 represents the last business day of the Fund's semi-annual period.

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund", collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Ultra-Short Income Portfolio. The Fund seeks current income with capital preservation while maintaining liquidity. The Fund offers three classes of shares — Class IR, Institutional Class and Class A.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (3) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or

13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Short-Term Investments
Commercial Paper	$—	$701,083	$—	$701,083
Corporate Bonds	—	17,509	—	17,509
Floating Rate Notes	—	4,677,506	—	4,677,506
Repurchase Agreements	—	1,420,000	—	1,420,000
Total Short-Term Investments	—	6,816,098	—	6,816,098
Total Assets	$—	$6,816,098	$—	$6,816,098

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 29, 2018, the Fund did not have any investments transfer between investment levels.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the

14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by the Fund's Adviser. The Fund will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

4.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services and transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the average daily net assets of the Fund.

15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR shares, 0.30% for Institutional Class shares and 0.55% for Class A shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Fund's Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. For the six months ended March 29, 2018, approximately $2,194,000 of advisory fees were waived and approximately $2,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to the Institutional Class shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Fund's average daily net assets attributable to the Institutional Class shares.

The Trust has adopted a Shareholder Services Plan with respect to the Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Dis-

tributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Class A shares.

The shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Institutional Class and Class A shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Trust pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust. Effective January 1, 2018, BFDS changed its name to DST Asset Manager Solutions, Inc.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Notes to Financial Statements (unaudited) (cont'd)

with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the two-year period ended September 30, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2017 and 2016 was as follows:

2017 Distributions Paid From: Ordinary Income (000)	2016 Distributions Paid From: Ordinary Income (000)
$32,133	$928

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to basis adjustment for swap transactions and nondeductible expenses, resulted in the following reclassifications among the components of net assets at September 30, 2017:

Distributions in Excess of Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)		Paid-in- Capital (000)
$1	$—	@	$(1)

@ Amount is less than 500

At September 30, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$473	$1

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 29, 2018, the Fund did not have any borrowings under the Facility.

J. Other: At March 29, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 91.3%.

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 29, 2018

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

21

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2018 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTUSISAN
2100509 EXP 05.31.19

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2018